April 25, 2007



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


 RE:  Midland National Life Separate Account C
      File Number 333-71800 - National Advantage Variable Annuity

Commissioners:

Enclosed for filing is a copy, including exhibits, of Post-Effective Amendment Number 14 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan L L P at 202-383-0126.

Sincerely,


/s/


Terri Silvius
Director - Compliance
Variable Operations


cc:       Frederick R. Bellamy
          Sutherland Asbill & Brennan LLP

                                                              As filed with the Securities and Exchange Commission on April 27, 2007
                                                                                                         Registration Nos. 333-71800

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           811-07772
                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549
------------------------------------------------------------------------------------------------------------------------------------

                                                               FORM N-4

                                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                           |_|
                                             Pre-Effective Amendment No.                                          |X|
                                                  Post-Effective Amendment No. 14

                                                                and
                                                               -------
                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                             |_|

                                                               ACT OF
                                                                1940

                                                  Amendment No.  64                                               |X|
                                                                ----

                                               MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                                               ----------------------------------------
                                                      (Exact Name of Registrant)

                                               MIDLAND NATIONAL LIFE INSURANCE COMPANY
                                               ---------------------------------------
                                                         (Name of Depositor)

                                               One Midland Plaza, Sioux Falls, SD 57193
                                               ----------------------------------------
                                         (Address of Depositor's Principal Executive Offices)

                                          Depositor's Telephone Number, including Area Code:
                                          --------------------------------------------------
                                                            (605) 335-5700

Name and Address of Agent for Service:                                    Copy to:

Stephen P. Horvat, Jr.                                                    Frederick R. Bellamy, Esq.
Senior Vice President - Legal                                             Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company                                   1275 Pennsylvania Avenue, N.W.
Sammons Financial Group                                                   Washington, DC  20004-2415
525 W. Van Buren
Chicago, IL  60607

It is proposed that this filing will become effective:
    |_|      Immediately upon filing pursuant to paragraph (b) of Rule 485
    |X|      On   May 1, 2007     pursuant to paragraph (b) of Rule 485
    |_|      60 days after filing pursuant to paragraph (a) of Rule 485
    |_|      On                       pursuant to paragraph (a) of Rule 485


                                                Title of securities being registered:
                                                 National Advantage Variable Annuity
                                       Individual Flexible Premium Variable Annuity Contracts.




                       National Advantage Variable Annuity
                 National Advantage Variable Annuity Prospectus

                                   May 1, 2007
                   Flexible Premium Deferred Variable Annuity

               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C
        Phone: (877) 586-0240 (toll-free) Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.

The National Advantage Variable Annuity (the "contract") offers You a unique menu of benefits and riders that may be particularly useful to You in meeting Your long-term savings and retirement needs. There are, however, costs and charges associated with these optional riders. We (Midland National Life Insurance Company) encourage You to carefully consider the costs and benefits of each rider You select to ensure that these riders are consistent with Your personal investment goals and needs. The minimum initial premium for a non-qualified contract is $10,000 (unless You elect the optional Minimum Premium Rider, at an additional cost). The minimum initial premium for a qualified contract is $2,000.

If You elect the Bonus Credit Rider, We will add a bonus credit to each premium payment that You make in the first contract year. Electing a bonus credit may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional fee charged for the Bonus Credit Rider. Your expenses will be higher if You elect the Bonus Credit Rider and over time, the value of the bonus may be more than offset by the extra fee charged for the Bonus Credit Rider.


A Statement of Additional Information ("SAI") about the contract and the Midland National Life Separate Account C is available free of charge by checking the appropriate box on the application form or contacting Us at the number above, or by writing to Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. The SAI, dated May 1, 2007, has been filed with the U.S. Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.


You may allocate Your premiums to Our Fixed Account, unless otherwise noted, and/or to the Separate Account investment divisions (see Definitions) that invest in a specified mutual fund portfolio. You can generally choose a maximum of 50 investment divisions at any one time among the sixty-nine investment divisions shown on the following page (some restrictions may apply). The mutual fund portfolios are part of the following series funds or trusts:

o AIM Variable Insurance Funds                         o  Janus Aspen Series
o Alger American Fund                                  o  Lord Abbett Series Fund, Inc
o American Century Variable Portfolios, Inc.           o  MFS(R)Variable Insurance TrustSM
o Calvert Variable Series, Inc.                        o  Neuberger Berman AMT Portfolios
o Fidelity(R)Variable Insurance Products Initial       o  PIMCO Variable Insurance Trust
  Class, and Service Class 2
o Goldman Sachs Variable Insurance Trust               o  Premier VIT
o JPMorgan Series Trust II                             o  Rydex Variable Trust
                                                       o  Van Eck Worldwide Insurance Trust

Your accumulation value in the investment divisions will increase or decrease based on investment performance of the mutual fund portfolios. You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

------------------------------------------------------------------------------
The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The contracts involve investment risk, including possible loss of principal. The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.

                                        SEPARATE ACCOUNT INVESTMENT PORTFOLIOS


 ----------------------------------------------------------------------------------------------------------------------
 1.        AIM V.I. Financial Services Fund                 36.       Lord Abbett Series Fund, Inc. International
                                                                      Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 2.        AIM V.I. Global Health Care Fund                 37.       Lord Abbett Series Fund, Inc. Mid-Cap Value
                                                                      Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 3.        AIM V.I. Technology Fund                         38.       MFS(R)VIT Emerging Growth Series
 ----------------------------------------------------------------------------------------------------------------------
 4.        AIM V.I. Utilities Fund                          39.       MFS(R)VIT Investors Trust Series
 ----------------------------------------------------------------------------------------------------------------------
 5.        Alger American Growth Portfolio                  40.       MFS(R)VIT New Discovery Series
 ----------------------------------------------------------------------------------------------------------------------
 6.        Alger American Leveraged AllCap Portfolio        41.       MFS(R)VIT Research Series
 ----------------------------------------------------------------------------------------------------------------------
 7.        Alger American Mid-Cap Growth Portfolio          42.       Neuberger Berman AMT Fasciano Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 8.        Alger American Small Capitalization Portfolio    43.       Neuberger Berman AMT Mid-Cap Growth
                                                                      Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 9.        American Century VP Balanced Fund                44.       Neuberger Berman AMT Regency Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 10.       American Century VP Capital Appreciation Fund    45.       PIMCO VIT High Yield Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 11.       American Century VP Income & Growth Fund         46.       PIMCO VIT Low Duration Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 12.       American Century VP Inflation Protection Fund    47.       PIMCO VIT Real Return Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 13.       American Century VP International Fund           48.       PIMCO VIT Total Return Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 14.       American Century VP Large Company Value          49.       Premier VIT OpCap Small Cap Portfolio
           Fund
 ----------------------------------------------------------------------------------------------------------------------
 15.       American Century VP Mid Cap Value Fund           50.       Premier VIT OpCap Renaissance Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 16.       American Century VP Ultra(R)Fund                 51.       Rydex VT Government Long Bond Advantage Fund
 ----------------------------------------------------------------------------------------------------------------------
 17.       American Century VP Value Fund                   52.       Rydex VT Inverse Government Long Bond Fund
 ----------------------------------------------------------------------------------------------------------------------
 18.       Calvert VS Social Equity Portfolio               53.       Rydex VT Inverse OTC Fund
 ----------------------------------------------------------------------------------------------------------------------
 19.       Calvert VS Social Mid Cap Growth Portfolio       54.       Rydex VT Inverse S&P 500 Fund
 ----------------------------------------------------------------------------------------------------------------------
 20.       Calvert VS Social Small Cap Growth Portfolio     55.       Rydex VT Nova Fund
 ----------------------------------------------------------------------------------------------------------------------
 21.       Fidelity VIP Asset Manager: Growth(R)Portfolio   56.       Rydex VT OTC Fund
 ----------------------------------------------------------------------------------------------------------------------
 22.       Fidelity VIP Asset Managersm Portfolio           57.       Fidelity VIP High Income Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 23.       Fidelity VIP Balanced Portfolio                  58.       Fidelity VIP Index 500 Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 24.       Fidelity VIP Contrafund(R)Portfolio              59.       Fidelity VIP Investment Grade Bond Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 25.       Fidelity VIP Equity-Income Portfolio             60.       Fidelity VIP MidCap Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 26.       Fidelity VIP Growth & Income Portfolio           61.       Fidelity VIP Money Market Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 27.       Fidelity VIP Growth Opportunities Portfolio      62.       Fidelity VIP Overseas Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 28.       Fidelity VIP Growth Portfolio                    63.       Fidelity VIP Value Strategies Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 29.       Goldman Sachs VIT Structured Small Cap           64.       Rydex VT Sector Rotation Fund
           Equity Fund
 ----------------------------------------------------------------------------------------------------------------------
 30.       Goldman Sachs VIT Growth and Income Fund         65.       Rydex VT U.S. Government Money Market Fund
 ----------------------------------------------------------------------------------------------------------------------
 31.       Goldman Sachs VIT MidCap Value Fund              66.       Van Eck Worldwide Bond Fund
 ----------------------------------------------------------------------------------------------------------------------
 32.       JPMorgan Bond Portfolio                          67.       Van Eck Worldwide Emerging Markets Fund
 ----------------------------------------------------------------------------------------------------------------------
 33.       JPMorgan Small Company Portfolio                 68.       Van Eck Worldwide Hard Assets Fund
 ----------------------------------------------------------------------------------------------------------------------
 34.       Janus Aspen Series Growth & Income Portfolio     69.       Van Eck Worldwide Real Estate Fund
 ----------------------------------------------------------------------------------------------------------------------
 35.       Lord Abbett Series Fund, Inc. Growth and
           Income Portfolio
 ----------------------------------------------------------------------------------------------------------------------

This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the mutual fund portfolios.

                                                   TABLE OF CONTENTS
                                                                                                                   PAGE

DEFINITIONS...........................................................................................................9
SUMMARY..............................................................................................................13
      FEATURES OF NATIONAL ADVANTAGE VARIABLE ANNUITY................................................................13
           Your Accumulation Value...................................................................................13
           Your "Free Look" Right....................................................................................14
           Flexible Premium Payments.................................................................................14
           Investment Choices........................................................................................14
           Transfers.................................................................................................15
           Frequent or Disruptive Transfers..........................................................................15
           Surrenders................................................................................................16
           Administrative Procedures.................................................................................16
           Risk of Increases in Fees and Charges.....................................................................16
           Death Benefit.............................................................................................17
           Optional Riders...........................................................................................17
      FEE TABLE......................................................................................................17
           Periodic Charges Other Than Portfolio Expenses............................................................18
           Range of Annual Operating Expenses for the Portfolios.....................................................19
      EXPENSE EXAMPLES...............................................................................................19
      FINANCIAL INFORMATION..........................................................................................20
      CHARGES AND FEES...............................................................................................20
           Surrender Charge..........................................................................................20
           Mortality and Expense Risk Charge.........................................................................21
           Annual Maintenance Fee....................................................................................21
           Transfer Fee..............................................................................................21
           Premium Taxes.............................................................................................21
           Loan Charge (TSA Contracts Only)..........................................................................21
           Optional Rider Charges....................................................................................21
ADDITIONAL INFORMATION ABOUT NATIONAL ADVANTAGE......................................................................21
      SUITABILITY OF THE CONTRACTS...................................................................................21
      OTHER PRODUCTS.................................................................................................22
      INQUIRIES AND CORRESPONDENCE...................................................................................22
      STATE VARIATIONS...............................................................................................22
      OUR SEPARATE ACCOUNT C AND ITS INVESTMENT DIVISIONS............................................................23
           The Funds.................................................................................................23
           Investment Policies Of The Funds' Portfolios..............................................................24
           Availability of the Portfolios............................................................................31
      AMOUNTS IN OUR SEPARATE ACCOUNT................................................................................31
      WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT......................................................................32
      OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT........................................................32
THE FIXED ACCOUNT....................................................................................................33
DETAILED INFORMATION ABOUT THE CONTRACT..............................................................................34
      REQUIREMENTS FOR ISSUANCE OF A CONTRACT........................................................................34
      FREE LOOK......................................................................................................35
      TAX-FREE "SECTION 1035" EXCHANGES..............................................................................35
      PREMIUM PAYMENTS...............................................................................................35
           Allocation of Premium Payments............................................................................36
           Changing Your Premium Allocation Percentages..............................................................36
           Fixed Account Limitations.................................................................................36
      YOUR ACCUMULATION VALUE........................................................................................36
           Transfers of Accumulation Value...........................................................................37
      TRANSFER LIMITATIONS...........................................................................................38
      SURRENDERS.....................................................................................................40
      FREE SURRENDER AMOUNT..........................................................................................41
           Partial Waiver of Surrender Charge - Charitable Remainder Trust Endorsement...............................42
      SYSTEMATIC WITHDRAWALS.........................................................................................42
      LOANS..........................................................................................................43
      DOLLAR COST AVERAGING..........................................................................................44
           Fixed Account Dollar Cost Averaging ("Fixed Account DCA").................................................45
      PORTFOLIO REBALANCING..........................................................................................46
      FIXED ACCOUNT EARNINGS SWEEP PROGRAM...........................................................................47
      OPTIONAL RIDERS................................................................................................47
           Bonus Credit Rider........................................................................................47
           Minimum Premium Rider.....................................................................................48
           Guaranteed Minimum Death Benefit (GMDB)...................................................................48
           Higher Education Rider....................................................................................48
           Estate Planning Rider.....................................................................................49
           Surrender Charge Rider....................................................................................49
           Guaranteed Minimum Withdrawal Benefit Rider (GMWB)........................................................51
           Asset Allocation Models...................................................................................52
           Guaranteed Income 5 Rider.................................................................................56
SETTLEMENT PHASE.....................................................................................................59
           Guaranteed Income Select Rider............................................................................61
           Mutually Exclusive Riders.................................................................................64
      DEATH BENEFIT..................................................................................................65
      PAYMENT OF DEATH BENEFITS......................................................................................66
CHARGES, FEES AND DEDUCTIONS.........................................................................................66
      SURRENDER CHARGES ON SURRENDERS................................................................................66
      MORTALITY AND EXPENSE RISK CHARGE..............................................................................67
      ANNUAL MAINTENANCE FEE.........................................................................................68
      OPTIONAL RIDER CHARGES.........................................................................................68
      TRANSFER CHARGE................................................................................................69
           Loan Charge (TSA Contracts Only)..........................................................................70
      CHARGES IN THE FUNDS...........................................................................................70
      PREMIUM TAXES..................................................................................................70
      OTHER TAXES....................................................................................................70
FEDERAL TAX STATUS...................................................................................................70
      INTRODUCTION...................................................................................................70
      ANNUITY CONTRACTS IN GENERAL...................................................................................70
           Qualified and Nonqualified Contracts......................................................................71
           Minimum Distribution Rules and Eligible Rollover Distributions............................................72
           Loans.....................................................................................................73
           Diversification and Distribution Requirements.............................................................73
           Surrenders - Nonqualified Contracts.......................................................................73
           Multiple Contracts........................................................................................74
           Withholding...............................................................................................74
           Annuity Payments..........................................................................................74
           Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations................................75
           Taxation of Death benefit Proceeds........................................................................75
           Transfers, Assignments or Exchange of Contracts...........................................................75
           Possible Tax Law Changes..................................................................................75
           Economic Growth and Tax Relief Reconciliation Act of 2001.................................................75
           Foreign Tax Credits.......................................................................................76
           Separate Account Charges..................................................................................76
      MATURITY DATE..................................................................................................76
           Electing An Annuity Payment Option........................................................................76
           Fixed Payment Options.....................................................................................77
           Variable Payment Options..................................................................................77
           Payment Options...........................................................................................78
           Transfers after Annuitization for Variable Payment Options................................................78
ADDITIONAL INFORMATION...............................................................................................79
      MIDLAND NATIONAL LIFE INSURANCE COMPANY........................................................................79
      FUND VOTING RIGHTS.............................................................................................79
      HOW WE DETERMINE YOUR VOTING SHARES............................................................................80
      VOTING PRIVILEGES OF PARTICIPANTS IN OTHER COMPANIES...........................................................80
      OUR REPORTS TO OWNERS..........................................................................................80
      CONTRACT PERIODS, ANNIVERSARIES................................................................................80
      DIVIDENDS......................................................................................................80
      PERFORMANCE....................................................................................................81
      CHANGE OF ADDRESS NOTIFICATION.................................................................................81
      MODIFICATION TO YOUR CONTRACT..................................................................................81
      YOUR BENEFICIARY...............................................................................................82
      ASSIGNING YOUR CONTRACT........................................................................................82
      WHEN WE PAY PROCEEDS FROM THIS CONTRACT........................................................................82
      DISTRIBUTION OF THE CONTRACTS..................................................................................83
      REGULATION.....................................................................................................84
      DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC.............................................................84
      LEGAL PROCEEDINGS..............................................................................................84
      LEGAL MATTERS..................................................................................................85
      FINANCIAL STATEMENTS...........................................................................................85
STATEMENT OF ADDITIONAL INFORMATION..................................................................................86
CONDENSED FINANCIAL INFORMATION......................................................................................87
APPENDIX  I.........................................................................................................102
APPENDIX II.........................................................................................................104
APPENDIX III........................................................................................................107


                                   DEFINITIONS


For Your convenience, below is a glossary of the special terms We use in this prospectus. These terms are generally in bold face type throughout this document.


Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Accumulation value means the sum of the amounts You have in Our Fixed Account and in the investment divisions of Our Separate Account under Your inforce contract.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid (payee ). This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies. After the maturity date, the annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from Your contract under one of the annuity payment options. An election to annuitize Your contract may be irrevocable. If You elect to annuitize Your contract, You will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.

Attained Age means the issue age plus the number of complete contract years since the issue date.

Beneficiary means the person or persons to whom the contract's death benefit will be paid in the event of the death of the annuitant or an owner .

Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.

Contract Anniversary means the same date in each contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month. For this purpose, the calendar days of 29, 30 and 31 are not used and We look forward to the first day of the next calendar month. For example, assume a contract is issued on January 29th. Subsequent contract months will begin on the first day of each month (February 1, March 1, April 1, etc.).

Contract Year means a year that starts on the issue date or on each anniversary thereafter.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the annuitant or an owner if the contract is still inforce. The death benefit will be paid when We receive due proof of the death of the annuitant or an owner , an election of how the death benefit is to be paid, and any other required documents or forms.

Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, transaction requests, payments, and inquiries.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Our Separate Account on the issue date or as later changed by Us.

Gain means the difference, if any, between Your accumulation value and the net premiums paid into this contract.

GMIB Accumulated Value is the amount that can be annuitized, after a 10-year waiting period, if the Guaranteed Income Select Rider is elected. The GMIB accumulated value will have the GMIB Income Factors applied to determine the GMIB income payment.

GMIB Income Factor means the factor used in determining the GMIB income payment under the Guaranteed Income Select Rider. The GMIB income factor equals the base contract's mortality table and interest rate used in the contract form under "Settlement Options" with an 8-year age set-back. An age set-back means the GMIB income payments will be lower than if there were no age set-back. For example, if You are 65 when You annuitize Your contract, We will use the income payment factors shown in Your contract for age 57 (age 65 minus 8 years).

GMIB Roll-Up Benefit means the initial GMIB accumulated value at the time the Guaranteed Income Select rider is issued compounded at a rate of 5% annually until age 85.


Guaranteed Amount means the amount equal to the initial premium payment and increased equally by any subsequent premium payments if the optional Guaranteed Minimum Withdrawal Benefit (GMWB) rider is elected when the contract is issued. If the contract has already been issued, this amount will be the current accumulation value of the contract increased equally by any subsequent premium payments. The guaranteed amount is equal to the maximum payouts that can be received under the GMWB rider and is reduced by each withdrawal.


Guaranteed Payment Amount (GPA) means the amount that is guaranteed to be available each contract year for withdrawal until the GPB is depleted while the Guaranteed Income 5 Rider is in effect. If the Guaranteed Income 5 rider is elected at contract issue, the GPA equals the initial GPB times 5%. If the contract has already been issued, this amount equals the current accumulation value of the contract times 5%. The GPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the GPA.

Guaranteed Payment Balance (GPB) means the total amount available for future periodic guaranteed withdrawals and is used for the purpose of calculating the Guaranteed Income 5. The GPB cannot be withdrawn in a lump sum. If the Guaranteed Income 5 rider is elected at contract issue, the GPB equals the initial premium payment. If the contract has already been issued, this amount equals the current accumulation value of the contract. The GPB is increased equally by any subsequent premium payments and is reduced by each withdrawal.

Investment Division means a division of Our Separate Account which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the last birthday before the issue date.

Issue Date means the date the contract goes into effect and from which contract anniversaries, contract months and contract years are determined.

Lifetime Payment Amount (LPA) means the amount that is guaranteed to be available each contract year for withdrawal during the life of the covered person (oldest owner ) while the Guaranteed Income 5 Rider is in effect. The initial LPA equals 5% times the GPB as determined on the later of the contract issue date or the contract anniversary following the day the covered person under this rider has reached age 65. The LPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the LPA.

Maturity Date means the date, specified in Your contract, on which income payments will begin. The earliest possible maturity date is the 7th contract anniversary at which time You may annuitize Your full accumulation value. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday.

Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the contract.

Payee means the person who is entitled to receive annuity payments after annuitization. On or after the maturity date, the annuitant will be the payee . If the annuitant or an owner dies prior to the maturity date, then the beneficiary is the payee .

Payment Amount means 7% of the initial guaranteed amount will be available for withdrawal each contract year until the guaranteed amount is depleted if the Guaranteed Minimum Withdrawal Benefit rider is elected. The amount is increased by 7% of each subsequent premium payment received. This may be reduced if withdrawals within a contract year exceed the payment amount.

Principal Office means where You contact Us to pay premiums or take other action, such as transfers between investment divisions. The address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to Us.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the contract.

Surrender Value means the Fixed Account accumulation value plus the Separate Account accumulation value on the date of surrender minus any surrender charge, premium tax and annual maintenance fee.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at the address shown on the Specification Page of Your contract.

                                     SUMMARY

In this prospectus "We," "Our," "Us," "Midland National," and "Company" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant," because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary. Please read this entire prospectus, Your contract and the SAI for more detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is inforce.

FEATURES OF NATIONAL ADVANTAGE VARIABLE ANNUITY

The National Advantage Variable Annuity contract provides You with a basic contract to which You can add optional riders. For each optional rider You choose, a corresponding charge will be deducted from Your accumulation value. The flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.


The contracts are available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract). This contract does not offer any additional tax benefits when purchased under a qualified plan. See "Suitability of the Contracts" on page 21 for more detailed information

Replacing an existing annuity with the contract may not be of financial benefit to You. Your existing annuity may be subject to fees or penalties on surrender, and the new contract may have new charges.


This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. You should not buy this contract:

      (a)   if You are looking for a short-term investment; or
      (b)   if You cannot risk getting back less money than You put in.

This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.


Your Accumulation Value

Your accumulation value depends on:
      o     the amount and frequency of premium payments,
      o     the selected portfolio's investment experience,
      o     interest earned on amounts allocated to the Fixed Account,
      o     partial surrenders, and
      o     charges and deductions.

You bear the investment risk under the contract (except for amounts in the Fixed Account). There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account.

Your "Free Look" Right

You can examine the contract and return it to Us for any reason within 30 days after You receive it for a refund of the accumulation value less any credits added by Us (which may be more or less than the premium payments You paid), or if required by Your state, the original amount of Your premium payment. Longer free look periods apply in some states and in certain situations (see "Free Look" on page 35 for more details).


Flexible Premium Payments
You may pay premiums whenever You want prior to annuitization and in whatever amount You want, within certain limits. Your initial investment must be at least $10,000 for a non-qualified contract and at least $2,000 for a qualified contract. Additional investments must be at least $50.
By current company practice, We will waive the initial premium for group list bill contracts if each premium payment is at least $50.

Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is $2,000,000. In addition, the maximum amount of variable annuity premium that may be deposited with Midland National is limited to $5,000,000 per annuitant or owner (calculation based upon all active contracts). If you select any or all of the optional riders available under this contract, the maximum amount of premium is limited to $1,000,000.

Investment Choices
You may allocate Your accumulation value to the investment divisions of Our Separate Account available under this contract or to Our Fixed account (unless otherwise noted), which pays interest at a declared rate, or to a combination of these options. However, You may not have Your accumulation value allocated to more than 50 investment divisions including the Fixed Account at any one time.

If You select the Guaranteed Minimum Withdrawal Benefit Rider, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider. If You choose to invest any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time, the GMWB rider will terminate.

If You select the Guaranteed Income 5 Rider, You must invest 100% of Your accumulation value in the Separate Account investment divisions. If You choose to invest any part of Your accumulation value to the Fixed Account or Fixed Account DCA program at any time, the Guaranteed Income 5 rider will terminate.


For limitations on premium allocations to the Fixed Account, see "THE FIXED ACCOUNT" on page 33

For a full description of the portfolios, see the funds' prospectuses, which accompany this prospectus. (See "Investment Policies Of The Funds' Portfolios" on page 24).

Each portfolio pays a different investment management or advisory fee and has different operating expenses. The portfolios may also impose redemption fees, which We would deduct from Your accumulation value. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company. See "Investment Policies Of The Funds' Portfolios" on page 24.


We allocate your premiums and investment allocations to the investment divisions you choose. The value of Your contract will fluctuate during the accumulation period depending on the investment options You have chosen. You bear the investment risk of any variable investment option You choose.

Transfers

We currently do not charge You for transfers You make, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers You may make and may otherwise modify or terminate transfer privileges if required by Our business judgment or in accordance with applicable law or pursuant to Our agreements with the underlying funds. The amount that You can transfer into the Fixed Account is limited. See "THE FIXED ACCOUNT" on page 33 for details.We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.


Frequent or Disruptive Transfers
Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the Fixed Account ("Harmful Trading") can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios). These risks and harmful effects include:
      (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some "market timers" attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");
      (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and
      (3)   increased brokerage and administrative expenses.


The Rydex portfolios are designed for and affirmatively permit frequent and short-term trading. Therefore, they may be more susceptible to these harmful effects than other portfolios. These portfolios might not be appropriate for long-term investors.


In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the contract.

Surrenders

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin. You may also elect a systematic withdrawal option (See "Systematic Withdrawals" on page 42). (Your retirement plan may restrict surrenders.)

You may withdraw up to 10% of Your net premiums (premiums paid less prior partial surrenders, as determined on the date of the surrender request), once each contract year without incurring a surrender charge. (See "Free Surrender Amount" on page 41). However, by current Company practice, We will allow You to withdraw up to 10% of Your gross premium payments without incurring a surrender charge in each contract year (We reserve the right to change this practice). Also by current Company practice, We will allow the free surrender amount to be taken in multiple withdrawals each contract year. This is not guaranteed.


We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender. We may also deduct an annual maintenance fee. The amount You request plus any surrender charge will be deducted from Your accumulation value. You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select.


A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 1/2. Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. (See "Surrender Charges on Surrenders" on page 66, "FEDERAL TAX STATUS" on page 70, and "Electing An Annuity Payment Option" on page 76.) Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.


Partial Waiver of Surrender Charge - Charitable Remainder Trust.

This benefit provides for a potential increase in the free surrender amount allowed once each contract year. Under this benefit, the free surrender amount is the greater of : a) Your accumulation value less Your net premiums at the close of the prior business day or b) 10% of Your net premiums at the time of the partial surrender, however, by current company practice, We will allow You to withdraw up to10% of Your gross premium payments. There is no charge for this benefit and it is only available if the owner is a Charitable Remainder Trust.


Administrative Procedures
We may accept a request for contract service in writing, by telephone, or other approved electronic means, subject to Our administrative procedures, and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements. We will process Your request at the accumulation unit value next determined after You have met all administrative requirements.

Risk of Increases in Fees and Charges
Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum levels.

Death Benefit

The National Advantage Variable Annuity contract pays a death benefit when the annuitant or an owner dies before the maturity date if the contract is still inforce. The death benefit is equal to the greater of (a) the accumulation value less any outstanding loan and loan interest, at the time We receive due Proof of Death, an election of how the death benefit is to be paid, and any other documents or forms required, (b) net premiums, less any outstanding loan and loan interest, at the time We receive due Proof of Death, an election of how the death benefit is to be paid, and any other documents or forms required or (c) if elected, the guaranteed minimum death benefit. Premium taxes may be deducted from the death benefit proceeds.

If the annuitant or an owner dies on or after the maturity date, then any remaining guaranteed amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant's or an owner's death. Other rules relating to distributions at death apply to qualified contracts.

Optional Riders

You may add various riders to the basic contract. With the exception of the Guaranteed Minimum Withdrawal Benefit Rider, the Guaranteed Income 5 Rider and the Guaranteed Income Select Rider, You must elect these riders on Your contract application. For detailed information on these riders, please see "OPTIONAL RIDERS" on page 47. We deduct a daily charge for each optional rider against Your Separate Account accumulation value. Charges for these optional riders are in addition to the charges for the basic contract (stated in the FEE TABLE on page 17). The investment divisions' accumulation unit values reflect these charges. Some riders cannot be elected in concert with other riders. See "Mutually Exclusive Riders" on page 64.


--------------------------------------------------------------------
o         Bonus Credit Rider
--------------------------------------------------------------------
o         Minimum Premium Rider
--------------------------------------------------------------------
o         Guaranteed Minimum Death Benefit Rider
--------------------------------------------------------------------
o         Higher Education Rider
--------------------------------------------------------------------
o         Estate Planning Rider
--------------------------------------------------------------------
o         Surrender Charge Rider
--------------------------------------------------------------------
o         Guaranteed Income Select Rider
--------------------------------------------------------------------
o         Guaranteed Income 5 Rider
--------------------------------------------------------------------
o         Guaranteed Minimum Withdrawal Benefit Rider
--------------------------------------------------------------------

FEE TABLE

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract. The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer accumulation value between investment options. State premium taxes may also be deducted.

     Contract Owner Transaction Expenses               Charge
     Sales Load Imposed on Purchase                    None
     Maximum Surrender Charge (as a percentage         7.00%
     of premiums withdrawn)
     Transfer Fee                                      $0-$151
     Maximum TSA Net Loan Interest Annual Rate*        2.0%
     (of amount in loan account)

* The net loan interest rate is the maximum interest rate We charge (5.0%) less the amount We credit to the Fixed Account balance (3.0%).

Periodic Charges Other Than Portfolio Expenses
The next table lists the fees and expenses that You may pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

                                                    Guaranteed         Current
                                                      Maximum           Charge
Annual Maintenance Fee2                                 $60              $30

Separate Account Annual Expenses
(as a percentage of average accumulation value)

Mortality and Expense Risk Charge
                                                       0.95%             0.95%
Optional Rider Charges:

Guaranteed Minimum Withdrawal Benefit
Rider Charge

     Conservative Asset Allocation Model              0.10%3             0.10%
     Moderate-Conservative Asset Allocation Model     0.20%3             0.20%
     Moderate Asset Allocation Model                  0.40%3             0.40%
     Moderate-Aggressive Asset Allocation Model       0.75%3             0.75%
     Aggressive Asset Allocation Model                1.20%3             1.20%
Guaranteed Income 5 Rider Charge4                     0.75%              0.75%
Guaranteed Income Select Rider Charge                 1.00%              0.85%
Bonus Credit Rider Charge                             0.70%              0.60%
Minimum Premium Rider Charge                          0.50%              0.25%
Guaranteed Minimum Death Benefit Rider Charge         0.75%              0.50%
Higher Education Rider Charge                         4.00%              0.95%
Estate Planning Rider Charge                          0.75%              0.35%
Five-Year Surrender Charge Rider Charge               0.45%              0.25%
Three-Year Surrender Charge Rider Charge              0.55%              0.35%
Zero Year Surrender Charge Rider Charge               0.70%              0.50%
Total Separate Account Expenses with the Highest
Optional Charges5                                     7.65%              3.60%


1 We reserve the right to impose a $15 charge for each transfer after the twelfth (12th) transfer in a contract year.
2 The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge. We reserve the right to change this fee, however, it will not exceed $60 per contract year. The annual maintenance fee is deducted only when the net premiums are less than $50,000. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans. The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on an investment of less than $50,000. In the examples, the annual maintenance fee is approximated as an annual asset charge of 0.31% (based on the maximum $60 charge) or 0.15% (based on the current $30 charge) based on the average accumulation value of $19,640as of 12/31/06.
3The guaranteed maximum charge for the Guaranteed Minimum Withdrawal Benefit Rider only applies to the initial purchase of the rider. It does not apply if You elect to step-up the benefit or transfer into a new asset allocation model. See "Guaranteed Minimum Withdrawal Benefit Rider (GMWB)" on page 51.
4The guaranteed maximum charge for the Guaranteed Income 5 Rider only applies to the initial purchase of the rider. It does not apply if You elect to step-up the benefit. See "Guaranteed Income 5 Rider" on page 56.
5The highest possible combination of Rider Charges is for all Riders except for the Surrender Charge Rider, the Guaranteed Income Select Rider, the Guaranteed Minimum Withdrawal Benefit Rider (GMWB) and the Guaranteed Income 5 Rider. The Surrender Charge Rider cannot be elected in combination with the Bonus Credit or Higher Education Riders. The GMWB Rider cannot be elected in combination with the Higher Education, Guaranteed Income 5, Guaranteed Income Select or Estate Planning Riders. The Guaranteed Income 5 Rider cannot be elected in combination with the Higher Education, GMWB, Guaranteed Income Select, Bonus Credit or Estate Planning Riders. The Guaranteed Income Select Rider cannot be elected with the GMWB, Guaranteed Income 5 or the Higher Education Riders.

For information concerning compensation paid for the sale of contracts, see "Distribution Of The Contracts" on page 83.


Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2006 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

     Total Annual Portfolio Company Operating Expenses      Lowest    Highest
     (expenses that are deducted from portfolio company
     assets, including management fees, distribution,
     and/or service (12b-1) fees and other expenses)         0.33%     5.12%
1The portfolio expenses used to prepare this table were provided to Us by the Fund(s). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2006. Current or future expenses may be higher or lower than those shown.


EXPENSE EXAMPLES


The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and portfolio company operating expenses (for the year ended December 31, 2006).


Both examples assume that You invest $10,000 in the contract for the time periods indicated. The Examples also assume that Your investment has a 5% return each year. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1: All optional riders are elected (except the Surrender Charge, GMWB, Guaranteed Income 5, and Guaranteed Income Select Riders*; guaranteed charges; highest portfolio expenses (without voluntary waivers of fees or expenses).

      (1) If You surrender or annuitize Your contract at the end of the applicable time period:

                          ------------- ----------- ------------ ------------
                          1 Year        3 Years     5 Years      10
                                                                 Years
                          ------------- ----------- ------------ ------------

                          $1936         $4149       $5914        $9092

                          ------------- ----------- ------------ ------------

          (2) If You do NOT surrender Your contract:

                          ------------- ----------- ------------ ------------
                          1 Year        3 Years     5 Years      10
                                                                 Years
                          ------------- ----------- ------------ ------------

                          $1306         $3609       $5554        $9092

                          ------------- ----------- ------------ ------------
*These riders cannot be elected in combination with other riders that result in higher total charges.

Example 2: No optional riders are elected; current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses).

      (1) If You surrender or annuitize Your contract at the end of the applicable time period:

                          ------------- ----------- ------------ ------------
                          1 Year        3 Years     5 Years      10
                                                                 Years
                          ------------- ----------- ------------ ------------

                          $776          $993        $1142        $1714

                          ------------- ----------- ------------ ------------


          (2) If You do NOT surrender Your contract:

                          ------------- ----------- ------------ ------------
                          1 Year        3 Years     5 Years      10
                                                                 Years
                          ------------- ----------- ------------ ------------

                          $146          $453        $782         $1714

                          ------------- ----------- ------------ ------------

The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lower than those shown. The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

FINANCIAL INFORMATION


Our financial statements and financial statements for the Separate Account are in the SAI. You may obtain a free copy of the SAI by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. Condensed financial information for the Separate Account begins at page 87.


CHARGES AND FEES

Surrender Charge

Sales charges are not deducted from premium payments. However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to effect an annuity and systematic withdrawals. The amount of any surrender charge depends on the number of contract years between the premium payment and the withdrawal. (See "Surrender Charges on Surrenders" on page 66.)


Mortality and Expense Risk Charge

We deduct a 0.95% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense risks and other risks under the contract. (See "Mortality and Expense Risk Charge" on page 67.)


Annual Maintenance Fee

We currently deduct an annual maintenance fee of $30 from each contract. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans and for contracts with net premiums of $50,000 or more on the contract anniversary. (See "CHARGES, FEES AND DEDUCTIONS" on page 66.)


Transfer Fee
There may be a $15 charge for each transfer in excess of 12 in any one contract year.

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your accumulation value at surrender, death or annuitization. (See "Premium Taxes" on page 70).


Loan Charge (TSA Contracts Only)
Loan interest is charged in arrears on any outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract quarter (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the owner or annuitant) and will bear interest at the same rate of the loan. We charge an annual interest rate of 5.0% on loans.

After offsetting the 3% annual interest rate that We guarantee We will credit to the portion of Our Fixed Account securing the loan against the maximum loan interest rate of 5.0%, the maximum guaranteed net cost of the loans is 2% annually.

Optional Rider Charges

We deduct an additional fee for each optional rider You select. For a list of these charges, see "FEE TABLE" on page 17.


                 ADDITIONAL INFORMATION ABOUT NATIONAL ADVANTAGE

SUITABILITY OF THE CONTRACTS


Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment. In addition, non-qualified contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit, lifetime annuity payments, and optional riders make the contract appropriate for their purposes. Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment for Your particular situation.


OTHER PRODUCTS

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios. These contracts may have different charges and may offer different benefits. We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs. To obtain more information about these contracts, contact Your agent, or call Us at 1-877-586-0240.

INQUIRIES AND CORRESPONDENCE

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                       Phone : (877) 586-0240 (toll-free)
                        Fax : (866) 270-9565 (toll-free)


You currently should send correspondence and transaction requests to Us at the above address or by facsimile or telephone at the numbers listed above. Our Service Representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Thursday, and 7:30 a.m. and 3:00 p.m. (Central Standard
Time) on Friday, excluding holidays and any day the New York Stock Exchange is not open. Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at Our Principal Office and will not receive that day's price. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.


The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information. We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal Office. You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal Office.

STATE VARIATIONS

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

OUR SEPARATE ACCOUNT C AND ITS INVESTMENT DIVISIONS


The "Separate Account" is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment contracts. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds. You may allocate part or all of Your premiums to any of the investment divisions of Our Separate Account available under this contract (some restrictions may apply).

The Funds

Each of the 69 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:


     (a) A I M Variable Insurance Funds,
     (b) Alger American Fund,
     (c) American Century Variable Portfolios, Inc.,
     (d) Calvert Variable Series, Inc.,
     (e) Fidelity(R)Variable Insurance Products,
     (f) Goldman Sachs Variable Insurance Trust,
     (g) J.P. Morgan Series Trust II,
     (h) Janus Aspen Series ,
     (i) Lord Abbett Series Fund, Inc.,
     (j) MFS(R)Variable Insurance TrustSM,
     (k) Neuberger Berman AMT Portfolios,
     (l) PIMCO Variable Insurance Trust ,
     (m) Premier VIT,
     (n) Rydex Variable Trust, and
     (o) Van Eck Global Worldwide Insurance Trust.


Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus and in the fund's Statements of Additional Information. You should read the funds' prospectuses carefully before allocating or transferring money to any portfolio.


The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from "Rule 12b-1" fees deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the contracts and other variable insurance products issued by Midland National. These percentages currently range up to 0.50% annually. Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the contracts, and, in its role as an intermediary, the funds. Midland National and its affiliates may profit from these payments.


Investment Policies Of The Funds' Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. No one can promise that any portfolio will meet its investment objective. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives. The objectives of the portfolios are as follows:

---------------------------- -----------------------------------------------------------------------------------------------
Portfolio                    Objective
---------------------------- -----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial           Seeks capital growth.  The Fund normally invests 80% of its net assets in the equity
Services Fund - Series I     securities and equity-related instruments of companies involved in the financial services
Shares                       sector.
---------------------------- -----------------------------------------------------------------------------------------------
AIM V.I. Global Health       Seeks capital growth.  The Fund normally invests at least 80% of its net assets in the equity
Care Fund - Series I         securities and equity-related instruments of related to health care.
Shares
---------------------------- -----------------------------------------------------------------------------------------------
AIM V.I. Technology Fund     Seeks capital growth to make an investment grow by aggressive management.  The Fund
- Series I Shares            normally invests primarily at least 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care.
---------------------------- -----------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund -    Seeks capital growth and current income.  The Fund normally invests 80% of its net assets in
Series I Shares              the equity securities and equity-related instruments of companies engaged in utilities-related industries.
---------------------------- -----------------------------------------------------------------------------------------------
Alger American Fund
----------------------------------------------------------------------------------------------------------------------------
Alger American Growth        Seeks long-term capital appreciation.
Portfolio
---------------------------- -----------------------------------------------------------------------------------------------
Alger American               Seeks long-term capital appreciation.
Leveraged AllCap
Portfolio
---------------------------- -----------------------------------------------------------------------------------------------
Alger American MidCap        Seeks long-term capital appreciation.
Growth Portfolio
---------------------------- -----------------------------------------------------------------------------------------------
Alger American Small         Seeks long-term capital appreciation.
Capitalization Portfolio
---------------------------- -----------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------------------------------
American Century VP          Seeks capital growth and current income.  Invests approximately 60 percent of its assets in
Balanced Fund                common stocks that management considers to have better than average potential for appreciation and the rest in fixed income securities.
---------------------------- -----------------------------------------------------------------------------------------------
American Century VP          Seeks capital growth by investing primarily in common stocks that management considers to
Capital Appreciation Fund    have better-than-average prospects for appreciation.
---------------------------- -----------------------------------------------------------------------------------------------
American Century VP          Seeks a long-term total return using a strategy that seeks to protect against U.S. inflation.
Inflation Protection Fund
---------------------------- -----------------------------------------------------------------------------------------------
American Century VP          Seeks capital growth by investing in common stocks. Income is a secondary objective. The
Income & Growth Fund         Portfolio will seek to achieve its investment objective by investing in common stocks.
---------------------------- -----------------------------------------------------------------------------------------------
American Century VP          Seeks capital growth by investing primarily in securities of foreign companies that
International Fund           management believes to have potential for appreciation.
---------------------------- -----------------------------------------------------------------------------------------------
American Century VP          Seeks long-term capital growth.  Income is a secondary objective. Invests primarily in equity
Large Company Value          securities of companies that management believes to be undervalued.
Fund
---------------------------- -----------------------------------------------------------------------------------------------
American Century VP Mid      Seeks long-term capital growth.  Income is a secondary objective.
Cap Value Fund
---------------------------- -----------------------------------------------------------------------------------------------
American Century VP          Seeks long-term capital growth with income as a secondary objective.  Invests primarily in
Value Fund                   equity securities of well-established companies that management believes to be under-valued.
---------------------------- -----------------------------------------------------------------------------------------------
American Century VP          Seeks long-term capital growth by investing in common stocks considered by management
Ultra(R) Fund                to have better-than-average prospects for appreciation.
---------------------------- -----------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.
----------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series      Seeks growth of capital through investment in stocks of issuers in industries believed to
Social Equity Portfolio      offer opportunities for potential capital appreciation and which meet the Portfolio's investment and social criteria.
---------------------------- -----------------------------------------------------------------------------------------------
Calvert Variable Series      Seeks to provide long-term capital appreciation by investing primarily in a nondiversified
Social Mid Cap Growth        portfolio of the equity securities of mid-sized companies that are undervalued but
Portfolio                    demonstrate a potential for growth.
---------------------------- -----------------------------------------------------------------------------------------------
Calvert Variable Series      Seeks to provide long-term capital appreciation by investing primarily in equity securities
Social Small Cap Growth      of companies that have small market capitalizations.
Portfolio
---------------------------- -----------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products
----------------------------------------------------------------------------------------------------------------------------
VIP Asset ManagerSM          Seeks to obtain high total return with reduced risk over the long term by allocating its
Portfolio                    assets among stocks, bonds, and short-term instruments.
---------------------------- -----------------------------------------------------------------------------------------------

VIP Asset Manager:           Seeks to maximize total return by allocating its assets among stocks, bonds, short-term
Growth(R)Portfolio            instruments, and other investments.

---------------------------- -----------------------------------------------------------------------------------------------
VIP Balanced Portfolio        Seeks income and capital growth consistent with reasonable risk.
---------------------------- -----------------------------------------------------------------------------------------------
VIP Contrafund(R)            Seeks long-term capital appreciation.
Portfolio
---------------------------- -----------------------------------------------------------------------------------------------
VIP Equity-Income            Seeks reasonable income by investing primarily in income-producing equity securities.  In
Portfolio                    choosing these securities, the Investment Manager will consider the potential for capital appreciation.  The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.
---------------------------- -----------------------------------------------------------------------------------------------
VIP Growth & Income          Seeks high total return through a combination of current income and capital appreciation.
Portfolio
---------------------------- -----------------------------------------------------------------------------------------------
VIP Growth Opportunities     Seeks to provide capital growth.
Portfolio
---------------------------- -----------------------------------------------------------------------------------------------
VIP Growth                   Seeks to achieve capital appreciation.
Portfolio
---------------------------- -----------------------------------------------------------------------------------------------
VIP High Income              Seeks a high level of current income, while also considering growth of capital.
Portfolio
---------------------------- -----------------------------------------------------------------------------------------------
VIP Index 500                Seeks investment results that correspond to the total return of common stocks publicly
Portfolio                    traded in the United States, as represented by the S&P 500.
---------------------------- -----------------------------------------------------------------------------------------------
VIP Investment               Seeks as high a level of current income as is consistent with the preservation of capital.
Grade Bond
Portfolio
---------------------------- -----------------------------------------------------------------------------------------------
VIP MidCap                   Seeks long term growth of capital.
Portfolio
---------------------------- -----------------------------------------------------------------------------------------------
VIP Money Market             Seeks as high a level of current income as is consistent with preservation of capital and
Portfolio                    liquidity by investing in money market instruments.
---------------------------- -----------------------------------------------------------------------------------------------
VIP Overseas                 Seeks long-term growth of capital.
Portfolio
---------------------------- -----------------------------------------------------------------------------------------------
VIP Value Strategies         Seeks capital appreciation
Portfolio
---------------------------- -----------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT            Seeks long-term growth of capital.
Structured Small Cap
Equity Fund
---------------------------- -----------------------------------------------------------------------------------------------
Goldman Sachs VIT            Seeks long-term growth of capital and growth of income.
Growth and Income Fund
---------------------------- -----------------------------------------------------------------------------------------------
Goldman Sachs VIT            Seeks long-term capital appreciation.
MidCap Value Fund
---------------------------- -----------------------------------------------------------------------------------------------
JPMorgan Series Trust II
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio      Seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity.
---------------------------- -----------------------------------------------------------------------------------------------
JPMorgan Small               Seeks to provide high total return from a portfolio of small company stocks.
Company Portfolio
---------------------------- -----------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series           Seeks long-term capital growth and current income.
Growth and Income
Portfolio
---------------------------- -----------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and       Seeks long-term growth of capital and income without excessive fluctuations in market value.
Income Portfolio
---------------------------- -----------------------------------------------------------------------------------------------
Lord Abbett International    Seeks long-term capital appreciation, invests primarily in equity securities of non-U.S.
Portfolio                    Issuers.
---------------------------- -----------------------------------------------------------------------------------------------
Lord Abbett MidCap           Seeks capital appreciation through investments, primarily in equity securities, which are
Portfolio                    believed to be undervalued in the marketplace.
---------------------------- -----------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------

MFS(R) VIT Emerging          Seeks capital appreciation. The fund's objective may be changed without shareholder
Growth Series                approval.

---------------------------- -----------------------------------------------------------------------------------------------

MFS(R) VIT Investors Trust   Seeks capital appreciation. The fund's objective may be changed without shareholder
Series                       approval.

---------------------------- -----------------------------------------------------------------------------------------------

MFS(R) VIT New Discovery     Seeks capital appreciation.  The fund's objective may be changed without shareholder
Series                       approval.

---------------------------- -----------------------------------------------------------------------------------------------

MFS(R) VIT Research          Seeks capital appreciation. The fund's objective may be changed without shareholder
Series                       approval.

---------------------------- -----------------------------------------------------------------------------------------------
Neuberger Berman AMT Portfolios
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT         Seeks long-term capital growth.  The portfolio manager also may consider a company's
Fasciano Portfolio           potential for current income prior to selecting it for the fund.
---------------------------- -----------------------------------------------------------------------------------------------

Neuberger Berman AMT         Seeks growth of capital.
Mid-Cap Growth Portfolio

---------------------------- -----------------------------------------------------------------------------------------------
Neuberger Berman AMT         Seeks growth of capital.
Regency Portfolio
---------------------------- -----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield         Seeks maximum total return, consistent with preservation of capital and prudent investment
Portfolio                    management.  The Portfolio will invest at least 80% of its assets in a diversified portfolio of high yield securities "junk bonds" rated below investment grade but rated at least Caa
                             (subject to a maximum of 5% of total assets in securities rated Caa) by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.
---------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Low Duration       Seeks maximum total return consistent with preservation of capital and prudent investment
Portfolio                    management.
---------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Real Return        Seeks maximum real return, consistent with preservation of real capital and prudent
Portfolio                    investment management.
---------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Total Return       Seeks maximum total return, consistent with preservation of capital and prudent investment
Portfolio                    management.
---------------------------- -----------------------------------------------------------------------------------------------
Premier VIT
----------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small      The Portfolio seeks capital appreciation. The portfolio invests at least 80% of its net
Cap Portfolio                assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2.2 billion at the time of purchase that the investment sub-adviser (Oppenheimer Capital LLC) believes are undervalued in the marketplace.

---------------------------- -----------------------------------------------------------------------------------------------
Premier VIT OpCap            The Portfolio invests generally in equity securities of companies with market capitalizations
Renaissance Portfolio        of $1 billion to $10 billion that the investment sub-adviser (Oppenheimer Capital LLC)
                             believes are undervalued relative to their industry group and whose business fundamentals are expected to improve, although it may invest in companies in any capitalization range.
---------------------------- -----------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Government          The Government Long Bond Advantage Fund seeks to provide investment results that
Long Bond Advantage          correspond to a benchmark for U.S. Government securities. The Fund's current benchmark
Fund                         is 120% of the price movement of the Long Treasury Bond. If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).
---------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Inverse             The Fund pursues its investment objective through what is sometimes referred to as
Government Long Bond         "master-feeder arrangement." The Fund invests all of its assets in the Inverse Government
Fund                         Long BondFund, a separate series of the Trust with an identical investment objective.
                             Unlike a traditional index fund, the Inverse Government Long Bond Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Inverse Government Long Bond Fund enters into short sales and engages in futures and options transactions and may enter into swap agreements. On a day-to-day basis, the Inverse Government Long Bond Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.
---------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Inverse OTC         The Inverse OTC Fund seeks to provide investment results that will match the performance
Fund                         of a specific benchmark. The current benchmark is the inverse of the performance of the
                             NASDAQ 100 Index(TM) (the "underlying index").  If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing.  When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount.
                             (e.g. if then underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on the day).
---------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Inverse S&P         The Inverse S&P 500 Fund seeks to provide investment results that will inversely correlate to
500 Fund                     the performance of the S&P 500(R) Index (the "underlying index").
                             If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing.  When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by
                             5%, the value of the Fund's shares should go down by 5% on that day).
---------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Nova Fund           The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").
                             If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).
---------------------------- -----------------------------------------------------------------------------------------------
Rydex VT OTC Fund            The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(R) (the
                             "underlying index").
                             If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.
---------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Sector Rotation     The fund seeks to respond to the dynamically changing economy by moving its investments
Fund                         among different sectors or industries.  Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on several measures of price momentum.  The Fund then invests in the top ranked industries.  Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector.  The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions.  The
                             Fund may also enter into short sales.
---------------------------- -----------------------------------------------------------------------------------------------
Rydex VT U.S.                The U.S. Government Money Market Fund (the "Money Market Fund") seeks to provide
Government Money             security of principal, high current income, and liquidity.
Market Fund*
---------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond       Seeks high total return--income plus capital appreciation--by investing globally, primarily in
Fund                         a variety of debt securities.
---------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide            Seeks long-term capital appreciation by investing primarily in equity securities in emerging
Emerging Markets Fund        markets around the world.
---------------------------- -----------------------------------------------------------------------------------------------

Van Eck Worldwide Hard       Seeks long-term capital appreciation by investing primarily in "hard asset" securities.
Assets Fund                  Income is a secondary consideration. Hard assets consist of precious metals, natural resources, real estate and commodities.

---------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Real       Seeks to maximize return by investing in equity securities of domestic and foreign companies
Estate Fund                  that own significant real estate assets or that principally are engaged in the real estate industry.
---------------------------- -----------------------------------------------------------------------------------------------

*During periods of low interest rates, the yields of the money market investment division may become extremely low and possibly negative.


A I M Advisors, Inc. manages the AIM Variable Insurance Funds. Fred Alger Management, Inc. manages the Alger American Fund. American Century Investment Management, Inc. manages the American Century VP Portfolios. Calvert Asset Management Company, Inc. manages the Calvert Variable Series, Inc. Fidelity Management & Research Company manages the VIP Portfolios. Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds. JPMorgan Investment Management, Inc. manages the JPMorgan Series Trust II. Janus Capital Management LLC, manages the Janus Aspen Series. Lord, Abbett & Co. LLC manages the Lord Abbett Series Fund, Inc. MFS(R)Investment Management manages the MFS(R)Variable Insurance TrustSM. Neuberger Berman Management Inc. manages the AMT Portfolios. OpCap Advisors LLC serves as the advisor to Premier VIT. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. Rydex Investments manages the Rydex Variable Trust. Van Eck Associates Corporation manages the Van Eck Worldwide Insurance Trust.

The funds may make a material change in their investment policies. In that case, We will send You notice of the change. Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment division to another investment division. Such a transfer will not count as a transfer allowed after maturity, nor will it be counted for the purpose of determining whether a $15 transfer fee will be assessed (see "Transfers of Accumulation Value" on page
37).


The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for this type of mixed and shared funding. The funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable fund may take appropriate action to protect Your interests.

The fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.


The fund portfolios offered through the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) will make payments to Us, and the amount of any such payments. We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the contracts, and, in Our role as an intermediary, the funds. We may profit from these payments.

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and by Your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You decisions regarding investment allocations should be carefully considered and periodically re-evaluated.


In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the risk of any decline in the accumulation value of Your contract resulting from the performance of the portfolios You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios
We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

AMOUNTS IN OUR SEPARATE ACCOUNT

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant or an owner dies. We also redeem units to pay for certain charges.


We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of that day, if it is a business day. If it is not a business day, We will use the unit value on the next business day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.


The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each business day. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the funds' expenses. The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account currently at an effective annual rate of between 0.95% (for the basic contract only) and up to 3.60% currently (if You elect the most expensive available combination of the optional riders). Additional information on the accumulation unit values is contained in the SAI.

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our Fixed Account. The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT

We have the right to modify how We operate the Separate Account. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

      o add investment divisions to, or remove investment divisions from Our Separate Account;
      o     combine two or more divisions within Our Separate Account;
      o withdraw assets relating to Our variable annuities from one investment division and put them into another;
      o eliminate a portfolio's shares and substitute shares of another portfolio of the funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account's purposes. However, if required, We would first seek approval from the Securities and Exchange Commission and the insurance regulator where the contract is delivered;
      o end the registration of Our Separate Account under the Investment Company Act of 1940;

      o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940); and

      o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our Fixed Account, then You may do so, without charge, by writing to Our Principal Office. At the same time, You may also change how Your net premiums are allocated.

                                THE FIXED ACCOUNT

You may allocate some or all of Your accumulation value to the Fixed Account, subject to certain limitations described below. The Fixed Account pays interest at a declared rate. Your surrender value from the Fixed Account is guaranteed to be equal to or higher than 100% of the premium accumulated at a guaranteed interest rate of at least 3% per year minus any surrender charges, partial surrenders, transfers, or fees and expenses.

The Fixed Account supports Our insurance and annuity obligations. Certain states do not permit allocations to and transfers from the Fixed Account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the Fixed Account.

If You choose the zero year surrender charge period, access to the Fixed Account is restricted. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.

You may not select the Guaranteed Minimum Withdrawal Benefit (GMWB) rider or the Guaranteed Income 5 rider when money is allocated to the Fixed Account. If money is allocated in the Fixed Account, the money must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before these riders can be elected. After the GMWB or Guaranteed Income 5 rider is selected, You may not invest in the Fixed Account at any time or the GMWB or Guaranteed Income 5 riders will terminate. Further, if you select the GMWB Rider, then You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider.

You may accumulate amounts in the Fixed Account by:

      o     allocating net premiums,
      o     transferring amounts from the investment divisions, or
      o     earning interest on amounts You already have in the Fixed Account

Transfers, partial surrenders and allocated deductions reduce this amount.

Currently, We do not limit the amount You can allocate to the Fixed Account. However, We reserve the right to limit the amount that, over the contract's life, You can allocate to the Fixed Account through allocating premiums and net transfers (amounts transferred in minus amounts transferred out).

We pay interest on all Your amounts in the Fixed Account. Currently, We intend to declare interest rates in advance and guarantee these rates for one-year periods. You bear the risk that We will not credit interest above the 3% minimum. We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the Fixed Account, regardless of the investment performance of any part or all of Our Fixed Account assets.

You may transfer amounts among the investment divisions and between the Fixed Account and any investment divisions (subject to "Transfer Limitations" below). Generally, the total amount transferred out of the fixed account in any contract year is limited to 20% of the accumulation value in the Fixed Account at the beginning of the contract year. However, by current Company practice, We will allow you to transfer the greater of $5,000 or 20% of the accumulation value in the Fixed Account at the beginning of the contract year. This is not guaranteed. This limit does not apply to transfers made in a Dollar Cost Averaging program that occur over a period of 12 or more months.

The Fixed Account may not be available in all states. Your state of issue will determine if the Fixed Account is available on Your contract. Please check Your contract form to see if the Fixed Account is available on Your contract.

                     DETAILED INFORMATION ABOUT THE CONTRACT

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

Any person wishing to purchase a contract may submit an application form and an initial premium payment of at least $10,000, or $2,000 for a qualified contract. By current company practice, We will waive the initial minimum premium requirement for group list bill contracts if each premium is at least $50. The sale must take place through a representative who is licensed and registered to sell the contract. The maximum issue age for the contract is 85.

If your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for the delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete. Your initial premium is held in a non-interest bearing suspense account (which is part of our general account) until Your contract is issued or Your premium is refunded.

We will allocate Your initial premium payment according to Your instructions if We receive it or accept Your application (whichever is later) at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time). We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our Fixed Account and/or investment divisions of Our Separate Account.

We offer other variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and accumulation value. To obtain more information about these other contracts, contact Our Principal Office.


Election of the Minimum Premium Rider would allow for a lower initial premium payment for non-qualified contracts. This rider is available for an additional fee. See "Minimum Premium Rider" on page 48.


FREE LOOK

You may cancel your contract within your 30-day Free Look period. We deem the Free Look period to expire 30 days after You have received Your contract. Some states and situations may require a longer Free Look period. To cancel Your contract, You need to return Your contract to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return:

      1. The accumulation value (which may be more or less than the premium payments You paid) less premium bonus credits, if any, or
      2. If required by Your state, the original amount of Your premium payment.

TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). You should consult with and rely uopon a tax advisor if You are considering a contract exchange.


PREMIUM PAYMENTS

You can make additional premium payments at any time prior to annuitization and in whatever amount You want, within certain limits. Your initial investment must be at least $10,000 for non-qualified contract and at least $2,000 for a qualified contract. Additional investments must be at least $50. By current company practice, We will waive the initial minimum premium requirement for group list bill contracts if each premium is at least $50. Premium payments will be credited as of the end of the valuation period in which they are received by Us. Investments after the initial premium payment may be made at any time up to the maturity date, so long as the annuitant is living. We may refuse to accept certain forms of premium payments or loan repayments (traveler's checks, money orders, for example). We reserve the right to accept or reject any form of payment.


Allocation of Premium Payments

You will specify Your desired premium allocation on the contract's application form. Your instructions in Your application will dictate how to allocate Your premiums. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. We reserve the right to limit the number of investment divisions in which You can have funds invested. Currently, You may allocate to a maximum of 50 investment divisions including the Fixed Account. In certain states, allocations to and transfers from the Fixed Account are not permitted. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.

If You select the optional Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not invest any part of Your accumulation value in an investment division that is not a part of the asset allocation model You selected, in the Fixed Account or Fixed Account DCA program at any time or the rider will terminate.


Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will affect transactions as of the date We receive Your request at Our Principal Office. Changing Your allocation instructions will not change the way Your existing contract fund is apportioned among the investment divisions or the Fixed Account. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on page 44).


Fixed Account Limitations
You may not select the Guaranteed Minimum Withdrawal Benefit (GMWB) rider or the Guaranteed Income 5 rider when money is allocated to the Fixed Account. If money is allocated in the Fixed Account, the money must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before these riders can be elected. After the GMWB or Guaranteed Income 5 rider is selected, You may not invest in the Fixed Account at any time or the GMWB or Guaranteed Income 5 riders will terminate. Further, if you select the GMWB Rider, then You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider.

YOUR ACCUMULATION VALUE

Your accumulation value is the sum of Your amounts in the various investment divisions and in the Fixed Account. Your accumulation value will vary daily to reflect the investment performance of the investment division(s) You select and any interest credited to Your allocations in the Fixed Account, any premium payments, partial withdrawals, surrenders, loans, withdrawals, and charges assessed in connection with the contract. There is no guaranteed minimum accumulation value. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the Fixed Account. Accumulation value in the Fixed Account will be reduced by the contract fees and charges We deduct and the effects of any contract transactions (loans, partial withdrawals, surrenders, and transfers) on Your accumulation value in the Fixed Account.

There is no guaranteed minimum accumulation value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division's performance will cause Your accumulation value to go up or down.

Transfers of Accumulation Value
You generally may transfer amounts among the investment divisions and between the Fixed Account and any investment division prior to maturity date, unless otherwise noted. Currently, You may make an unlimited number of transfers of accumulation value in each contract year prior to the maturity date. However, We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year.


If You select the Guaranteed Minimum Withdrawal Benefit ("GMWB") Rider, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider. You may not transfer any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time or the GMWB rider will terminate. The Fixed Account Earnings Sweep program is not available as long as the GMWB rider is in inforce.


If You select the Guaranteed Income 5 Rider, You must invest 100% of Your accumulation value in the Separate Account investment divisions. You may not transfer any part of Your accumulation value to the Fixed Account or Fixed Account DCA program at any time or the Guaranteed Income 5 Rider will terminate.

If You select the zero year surrender charge period, You cannot transfer Your accumulation value to the Fixed Account.


The minimum transfer amount is $200 or 100% of an investment division if less than $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 P.M. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the new York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. For information regarding telephone or facsimile requests, see "Inquiries And Correspondence" on page 22. For limitations on transfers to and from the Fixed Account, see "THE FIXED ACCOUNT" on page 33.


After the maturity date, You can make only two transfers per contract year and only among the investment divisions of the Separate Account.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

TRANSFER LIMITATIONS

Frequent, large, programmed or short-term transfers among investment divisions, such as those associated with "market timing" transactions, can adversely affect the portfolios and the returns achieved by contract owners. In particular, such transfers may dilute the value of the portfolios' shares, interfere with the efficient management of the portfolios' investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners or portfolio shareholders.

More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market Portfolio, followed by a transfer from Money Market back to New Discovery within five business days).


We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract's transfer privileges and We will not accept another transfer request for 14 business days. We will attempt to inform the contract owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days. If We do not succeed in reaching the contract owner or registered representative by phone, We will send a letter by first class mail to the contract owner's address of record.

We apply Our market timing procedures to all of the investment divisions available under the contracts, including those investment divisions that invest in portfolios that affirmatively permit frequent and short-term trading (such as Rydex portfolios). However, We offer other variable annuity contracts that also offer those portfolios but do not apply market timing procedures with respect to those portfolios (that is, frequent or short-term trading is permitted). In addition, other insurance companies offer variable life insurance and annuity contracts that may permit short-term and frequent trading in those portfolios. Therefore, if You allocate premiums or Your accumulation value to the investment divisions that invest in the Rydex portfolios, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so We will take appropriate action to protect others. In particular, We may, and We reserve the right to, reverse a potentially harmful transfer. If so, We will inform the contract owner and/or registered representative. You will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. If this occurs, We will attempt to contact You by telephone for further instructions. If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division. You should also be aware that We are contractually obligated to prohibit purchases and transfers by contract owners identified by a portfolio and to provide contract owner transaction data to the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.


In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by contract owners within given periods of time, as well as the number of "round trip" transfers into and out of particular investment divisions for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others. We may not always apply these detection methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all contract owners that We believe might otherwise engage in trading activity that is harmful to others. For example, We might only accept transfers by original `wet' contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers. Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios shareholders involves judgments that are inherently subjective. Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timer. Some market timers may get through Our controls undetected and may cause dilution in unit value to others. We apply Our Market Timing Procedures consistently to all contract owners without special arrangement, waiver, or exception. We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

SURRENDERS

You may withdraw all or part of Your surrender value by sending Us a written request at Our Principal Office. The surrender value is the Separate Account accumulation value plus Fixed Account accumulation value minus any applicable surrender charges and annual maintenance fee. In some states a premium tax charge may also be deducted. (Surrenders may be restricted by a retirement plan under which You are covered.) Partial surrenders from an investment division or the Fixed Account must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500. If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn. For a full surrender, You must send in Your contract with Your surrender request.

Any applicable surrender charge and any required tax withholding will be deducted from the amount paid. In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) may also be subtracted.

Completed surrender requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

We will generally pay the surrender amount from the Separate Account within seven days after We receive a properly completed surrender request in good order. We may defer payment for a longer period only when:

      o trading on the New York Stock Exchange is restricted as defined by the SEC;
      o the New York Stock Exchange is closed (other than customary weekend and holiday closing);
      o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or

      o for such other periods as the SEC may by order permit for the protection of owners. See "When We Pay Proceeds From This Contract" on page 82.


If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

We expect to pay the surrender amount from the Fixed Account promptly, but We have the right to delay payment for up to six months.

Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions and the Fixed Account in the same proportion as Your accumulation value bears to each investment division and the Fixed Account. This allocation is subject to minimum amount requirements.


The surrender charge will be determined without reference to the source of the partial surrender. The charge will be based on the length of time between premium payments and surrenders. (See "CHARGES, FEES AND DEDUCTIONS" on page 66.

A surrender will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Withdrawals may be restricted under certain qualified contracts.You should consult with and rely on Your tax advisor before making a surrender. See "FEDERAL TAX STATUS" on page 70.

Surrenders may be restored under certain types of qualified contracts. If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National. Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender. See "FEDERAL TAX STATUS" on page 70.


FREE SURRENDER AMOUNT

You may withdraw up to 10% of Your net premiums (premiums less partial surrenders) once each contract year without incurring a surrender charge in each contract year. However, by current company practice, We will allow You to withdraw up to10% of Your gross premium payments without incurring a surrender charge in each contract year. This is not guaranteed. If this option is not exercised or if less than 10% is withdrawn, any unused amount will not be carried over to a subsequent contract year and, generally, will not be carried over to a subsequent withdrawal in the same contract year. However, by current company practice, We will allow the free surrender amount to be taken in multiple withdrawals each contract year. This is not guaranteed. The value of 10% of the gross premiums is determined on the date of the first withdrawal. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. (See "FEDERAL TAX STATUS" on page 70.)

If You have the optional Guaranteed Minimum Withdrawal Benefit Rider or Guaranteed Income 5 Rider, amounts withdrawn up to the payment amount are considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the payment amount. If the payment amount exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the payment amount, surrender charges will be applied on the withdrawal amount that exceeds the payment amount.

Partial Waiver of Surrender Charge - Charitable Remainder Trust Endorsement


This benefit provides for a potential increase in the free surrender amount allowed each contract year. Under this benefit, the free surrender amount is the greater of : a) Your accumulation value less Your net premiums at the close of the prior business day or b) 10% of Your net premiums at the time of the partial surrender. However, by current company practice, We will allow You to withdraw up to10% of Your gross premium payments. There is no charge for this benefit and it is only available if the owner is a Charitable Remainder Trust.


SYSTEMATIC WITHDRAWALS

The systematic withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the annuitant or an owner is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal Office. You may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions and the Fixed Account.

You can stop or modify the systematic withdrawals by sending Us a written request. A proper written request must include the consent of any effective assignee or irrevocable beneficiary, if applicable.


Each systematic withdrawal must be at least $200. Each request for withdrawal amounts of less than $200 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200. Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge. (See "Surrender Charges on Surrenders" on page 66). The surrender charge applies to systematic withdrawals in excess of the free surrender amount in the same manner as it applies to other partial surrenders with the exception that a portion of the free surrender amount can be received more than once per year, as long as the full 10% of Your net premiums has not been withdrawn (by current company practice, the free amount is 10% of Your gross premiums).


Systematic withdrawals taken to satisfy IRS required minimum surrenders and paid under a life expectancy option will not be subject to a surrender charge. Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender. In no event will the payment of a systematic withdrawal exceed the surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract's surrender value to equal zero.

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner's gross income for tax purposes in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1/2. Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

LOANS

Loans are only available if You purchase this contract in connection with a qualified plan under Section 403(b). Prior to the maturity date, owners of contracts issued in connection with Section 403(b) qualified plans may request a loan using the contract as security for the loan. Only one loan may be outstanding at any time. Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program. You should consult a tax advisor before requesting a loan. However, if You have elected the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Income 5 Rider, the rider will terminate if You request a loan under this contract.

Only one loan can be made within a 12-month period. The loan amount must be at least $2,000 and must not exceed:

      1.    The accumulation value, minus
      2.    Any applicable surrender charges, minus
      3.    Any outstanding prior loans, minus
      4.    Loan interest to the end of the next contract year.

The portion of the accumulation value that is equal to the loan amount will be held in the Fixed Account and will earn interest at the fixed account minimum interest rate of 3% per year. You should tell Us how much of the loan You want taken from Your unloaned amount in the Fixed Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated among all investment divisions and the Fixed Account in the same proportion as the value of Your interest in each division bears to Your total accumulation value. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the Fixed Account.

We charge interest on loans at the rate of 5% per year. Loan interest is due on each contract anniversary. Unpaid interest will be added to the loan and accrue interest. If the total loan plus loan interest equals or exceeds the accumulation value minus any applicable surrender charges, then the contract will terminate with no further value. In such case, We will give You at least 31 days written notice. Termination under these circumstances may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan. In general, loans must be repaid in monthly or quarterly installments within 5 years. If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs. A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 403(b) plan. The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months.

In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans.

A loan has a permanent effect on the accumulation value because the investment experience of the investment divisions will apply only to the unborrowed portion of the accumulation value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the net investment results are greater than 3% per year while the loan is outstanding, then the accumulation value will not increase as rapidly as it would have if no debt were outstanding. If net investment results are below 3% per year, then the accumulation value will be higher than it would have been had no loan been outstanding. In addition, a loan costs You a net interest charge of 2% per year.

DOLLAR COST AVERAGING

The Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division or the Fixed Account) into one or more of the investment divisions. However, if You elect the Optional Guaranteed Minimum Withdrawal Benefit Rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not transfer any part of Your accumulation value to the DCA program or the GMWB rider will terminate.

In addition, You cannot use the DCA program with the Fixed Account if You select the zero year surrender charge option or the Guaranteed Income 5 Rider.

This program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. Only one active DCA account is allowed at a time. You must complete the proper request form and send it to Our Principal Office, and there must be a sufficient amount in the DCA source account. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal Office. The DCA election will specify:

      o     the DCA source account from which transfers will be made,
      o that any money received with the form is to be placed into the DCA source account,
      o the total monthly or quarterly amount to be transferred to the other investment divisions, and
      o how that monthly or quarterly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional net premiums can be allocated to the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received.

If a DCA program is elected after issue and the source account is the Fixed Account, the minimum number of months for the program is 12 months.

We will process DCA transfers for a maximum of 24 months. You may continue to participate in the DCA program beyond the 24-month period by providing Us with written authorization at the end of each 24-month time period. DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice. We reserve the right to end the DCA program by sending You one month's notice.

We do not charge any specific fees for You to participate in a DCA program. While We currently do not charge for transfers, We do reserve the right to charge $15 for each transfer after the 12th in any contract year.

Fixed Account Dollar Cost Averaging ("Fixed Account DCA")

At the time of Your application, You may elect one of two Fixed Account DCA programs. However, if You elect the Guaranteed Minimum Withdrawal Benefit ("GMWB") Rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not invest any part of Your accumulation value in the Fixed Account DCA program at any time or the GMWB rider will terminate.


If You select the Guaranteed Income 5 Rider, You must invest 100% of Your accumulation value in the Separate Account investment divisions. You may not invest any part of Your accumulation value in the Fixed Account DCA program at any time or the Guaranteed Income 5 rider will terminate.

These programs allow You to have a specified amount of Your initial premium transferred each month to the investment divisions of Your choice. These programs may only be elected at issue. While in the Fixed Account DCA accounts, Your premiums may earn a higher rate of interest than is currently credited to the Fixed Account. The interest rate will vary depending upon the Fixed Account DCA program You choose at the time You purchase the contract. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option. You may choose one of the following two Fixed Account DCA programs:

The 6-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 6-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 6-Month DCA account for a six-month period beginning on the issue date. Transfers will occur each month over the six-month period with the final transfer including all amounts remaining in the 6-Month DCA account.

The 12-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 12-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 12-Month DCA account for a twelve-month period beginning on the issue date. Transfers will occur each month over the twelve-month period with the final transfer including all amounts remaining in the 12-Month DCA account.

Fixed Account Dollar Cost Averaging may not be available in all states. Your state of issue will determine if Fixed Account Dollar Cost Averaging is available on Your contract. Please check Your contract form to see if Fixed Account Dollar Cost Averaging is available on Your contract.

PORTFOLIO REBALANCING

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to have Us automatically reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a quarterly, semi-annual, or annual basis. The Portfolio Rebalancing option is subject to the Fixed Account premium and transfer limitations. If You elect this option, then on the contract anniversary date, We will transfer the amounts needed to "rebalance" the accumulation value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Portfolio rebalancing will remain in effect until We receive Your written termination request. We reserve the right to end the portfolio rebalancing option by sending You one month's notice. Contact Us at Our Principal Office to elect the portfolio rebalancing option.

If You elect the Guaranteed Minimum Withdrawal Benefit Rider, Your accumulation value will automatically rebalance to the original asset allocation percentages established by Your most recent designation on each contract anniversary. If You chose not to rebalance the accumulation value on any contract anniversary, the rider will terminate.

There is no charge for portfolio rebalancing and a portfolio rebalancing transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

FIXED ACCOUNT EARNINGS SWEEP PROGRAM


You may elect to have any Fixed Account interest earnings transferred on a monthly or quarterly basis to one or more of the Separate Account investment divisions. However, this program is not available if You elect Guaranteed Income 5 Rider, as 100% of Your accumulation value must be in the Separate Account investment divisions, and is not available with the optional Guaranteed Minimum Withdrawal Benefit Rider, as 100% of Your accumulation value must be invested in one of the five asset allocation models designated by Us for this rider, and is not available if you select the Zero Year Surrender Charge Rider option. Transfers will be made on the contract anniversary day each month or quarter to the investment divisions You select or according to the DCA program. While this program is active, You may not allocate future premium payments to the Fixed Account. Amounts transferred out of the Fixed Account due to an earnings sweep transfer are counted toward the 20% of Fixed Account accumulation value that may be transferred out of the Fixed Account during any contract year.


The Fixed Account earnings sweep program may not be available in all states. Your state of issue will determine if The Fixed Account earnings sweep program is available on Your contract.

There is no charge for Fixed Account earnings sweeps program and a Fixed Account earnings sweep transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

OPTIONAL RIDERS

There are several optional riders available under this contract for an additional charge. Charges for these optional riders are in addition to the charges for the basic contract (stated in the Fee Table). If You elect the highest possible combination of all of these riders, the total Separate Account expenses currently would be 3.60% per year. We reserve the right to change the charge for each optional rider.

Since some optional riders cannot be terminated once elected, You should select Your options carefully. Most of the riders can only be elected when you buy the contract.

Bonus Credit Rider

At the time of Your application, You may choose the Bonus Credit Rider that will add a credit of 4% to Your premium payments received during the first contract year. Currently, We will deduct an additional daily Separate Account charge at an annual rate of 0.60% for this rider. We reserve the right to increase this charge but it will never exceed the maximum guaranteed charge of 0.70%. We deduct the daily charge against Your Separate Account accumulation value only during the first seven contract years. We expect to profit from this charge. Electing a Bonus Credit Rider may be beneficial to You only if You own the contract for sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional charge associated with the Bonus Credit Rider. In general, in order to receive a benefit from this rider, the Separate Account must experience a certain level of positive performance over a number of years. Generally, the higher the first year premium and the higher the rate of return, the more advantageous the Bonus Credit Rider becomes and vice versa. If the contract is owned for a short period of time or the investment performance of the underlying portfolios is not sufficient to compensate for the additional charges associated with the rider in the first seven contract years, the charges for this rider may exceed the benefit.


Because the 0.60% charge associated with the Bonus Credit Rider will be assessed against the entire Separate Account value for the first seven contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Bonus Credit Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will continue to be assessed against the Separate Account accumulation value attributable to premium payments made in years two through seven, but no bonus will be credited with respect to premium payments made anytime after the first contract year. Over time, the value of the bonus may be more than offset by the higher charges associated with the bonus credit.

If You exercise Your free look right and cancel the contract, We will retain that proportion of the accumulation value provided by any bonus credits above Your premium payments.

The Bonus Credit Rider cannot be elected in combination with the Surrender Charge Rider or the Guaranteed Income 5 Rider.

Minimum Premium Rider
At the time of application, You may select this rider which allows for a lower initial premium payment for non-qualified contracts. Under the Minimum Premium Rider, You may make an initial premium payment of $2,000 (or more). We currently deduct a daily charge of 0.25% per annum against Your Separate Account accumulation value for this rider (the maximum charge is 0.50%). We will continue to assess a fee for this benefit until Your net premium exceeds the regular minimum premium requirement of $10,000. Once Your net premium exceeds $10,000, We will cease imposing the additional charge even if Your accumulation value falls below $10,000 in the future because of negative investment performance. This charge will continue indefinitely if Your net premium is never greater than $10,000. This rider is only available for non-qualified contracts. We reserve the right to waive the charge for this rider.

Guaranteed Minimum Death Benefit (GMDB)
If You elect the Guaranteed Minimum Death Benefit Rider, then the death benefit will be the greater of total premiums paid minus adjustments for any partial surrenders accumulated at 6% annual interest (On a guaranteed basis, this is limited to an additional 100% of premiums minus adjustments for any partial surrenders. However by current Company practice this limit will be 100% of premiums. This is not guaranteed.) or the accumulation value when We receive due proof of death, an election of how the death benefit is to be paid and any other documents or forms required. The maximum issue age for this rider is age 75. There currently is a charge of 0.50% per year against Your Separate Account accumulation value for this rider (the maximum charge is 0.75% per year). You will incur this charge even during periods when the rider would pay no benefit.

Any adjustments for partial surrenders will reduce the death benefit by the same proportion the accumulation value was reduced by the partial surrender.

Higher Education Rider
At the time of application, You may select the Higher Education Rider which provides an extra benefit equal to 10% of the gain (accumulation value less premiums) in the contract (if any). This rider is only available for non-qualified contracts. Under this rider, You may request a partial or full surrender, made directly to a United States accredited institution of higher education, at any time after the seventh contract anniversary and before the maturity date. If the amount of the withdrawal exceeds the 10% penalty-free withdrawal amount, surrender charges may apply. There is currently a charge of 0.95% per year against Your Separate Account accumulation value for this optional rider (the maximum charge is 4.00% per year). If You select this rider, the charge is deducted for the life of the contract, even if You never request a withdrawal for higher education. You would pay this charge even during periods when the rider would not pay a benefit (because there is no gain). Subject to state availability, You can terminate this rider at any time by sending a written request to Our Principal Office.

This rider may not be elected in combination with the Surrender Charge Rider, the Guaranteed Income Select Rider, the Guaranteed Income 5 Rider or the Guaranteed Minimum Withdrawal Benefit Rider.

Estate Planning Rider

At the time of the application, You may select the Estate Planning rider which provides an extra death benefit of 40% of the base contract's gain (accumulation value less net premiums) in the contract (if any) that is included in the death benefit. The maximum extra death benefit is limited to 50% of the net premiums. However, by current company practice, the maximum extra death benefit is limited to 50% of the gross premiums. The maximum issue age for this rider is age 75. We will deduct an additional daily charge against Your Separate Account accumulation value currently at the annual rate of 0.35% (the maximum charge is 0.75% per year). You would pay this charge even during periods when the rider would not pay any benefit (because there is no gain). This rider only pays a benefit on gain. If You do not have any gain in Your contract when the death benefit is calculated, then You will not receive a benefit from this rider. This extra death benefit applies only to the base contract's death benefit, and does not apply to any benefit under the Guaranteed Minimum Death Benefit Rider.


This rider may not be elected in combination with the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Income 5 Rider.

Surrender Charge Rider

If You elect this rider on Your application, You have several choices regarding the duration of the surrender charge period (the number of years the surrender charge remains in effect). You have the option of shortening the regular surrender charge period of seven years to one of three different shorter periods: five years, three years, or none (no surrender charge). There is an extra charge for this rider as noted in the "FEE TABLE" on page 17. The amount of the charge depends on which shorter period You choose, as indicated below. The charge for this rider is a percentage of the average daily accumulation value, and the charge remains in effect until the Contract is terminated. If You choose the zero year surrender charge period, access to the Fixed Account is restricted. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.


You can elect this rider only when You purchase the Contract, (on Your application).

This rider cannot be elected in combination with the Bonus Credit Rider or the Higher Education Rider.

Five-Year Surrender Charge Period:
          The schedule for the five-year surrender charge period is as follows:
        -------------------------------------- ------------------------------------- ------------------------------------
        Length of Time From Premium            With Rider -                          Without Rider -
        Payment Number of Years)               Surrender Charge Percentage           Surrender Charge Percentage
                                               (as a percentage of premium           (as a percentage of premium
                                               payment withdrawn)                    payment withdrawn)
        -------------------------------------- ------------------------------------- ------------------------------------
        Less than one                          7%                                    7%
        -------------------------------------- ------------------------------------- ------------------------------------
        1 - 2                                  7%                                    7%
        -------------------------------------- ------------------------------------- ------------------------------------
        2 - 3                                  6%                                    6%
        -------------------------------------- ------------------------------------- ------------------------------------
        3 - 4                                  5%                                    5%
        -------------------------------------- ------------------------------------- ------------------------------------
        4 - 5                                  4%                                    4%
        -------------------------------------- ------------------------------------- ------------------------------------
        5 - 6                                  0%                                    3%
        -------------------------------------- ------------------------------------- ------------------------------------
        6 - 7                                  0%                                    2%
        -------------------------------------- ------------------------------------- ------------------------------------
        More than 7                            0%                                    0%
        -------------------------------------- ------------------------------------- ------------------------------------

          The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.

          Three-Year Surrender Charge Period

          The schedule for the three-year surrender charge period is as follows:
        -------------------------------------- ------------------------------------- ------------------------------------
        Length of Time From Premium            With Rider -                          Without Rider - Surrender
        Payment Number of Years)               Surrender Charge Percentage           Charge Percentage (as a
                                               (as a percentage of premium           percentage of premium
                                               payment withdrawn)                    payment withdrawn)
        -------------------------------------- ------------------------------------- ------------------------------------
        Less than one                          7%                                    7%
        -------------------------------------- ------------------------------------- ------------------------------------
        1 - 2                                  7%                                    7%
        -------------------------------------- ------------------------------------- ------------------------------------
        2 - 3                                  6%                                    6%
        -------------------------------------- ------------------------------------- ------------------------------------
        3 - 4                                  0%                                    5%
        -------------------------------------- ------------------------------------- ------------------------------------
        4 - 5                                  0%                                    4%
        -------------------------------------- ------------------------------------- ------------------------------------
        5 - 6                                  0%                                    3%
        -------------------------------------- ------------------------------------- ------------------------------------
        6 - 7                                  0%                                    2%
        -------------------------------------- ------------------------------------- ------------------------------------
        More than 7                            0%                                    0%
        -------------------------------------- ------------------------------------- ------------------------------------

          The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 3, 4, 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.

          Zero Year Surrender Charge Period
        -------------------------------------- ------------------------------------- ------------------------------------
        Length of Time From Premium            With Rider -                          Without Rider - Surrender
        Payment Number of Years)               Surrender Charge Percentage           Charge Percentage (as a
                                               (as a percentage of premium           percentage of premium
                                               payment withdrawn)                    payment withdrawn)
        -------------------------------------- ------------------------------------- ------------------------------------
        Less than one                          0%                                    7%
        -------------------------------------- ------------------------------------- ------------------------------------
        1 - 2                                  0%                                    7%
        -------------------------------------- ------------------------------------- ------------------------------------
        2 - 3                                  0%                                    6%
        -------------------------------------- ------------------------------------- ------------------------------------
        3 - 4                                  0%                                    5%
        -------------------------------------- ------------------------------------- ------------------------------------
        4 - 5                                  0%                                    4%
        -------------------------------------- ------------------------------------- ------------------------------------
        5 - 6                                  0%                                    3%
        -------------------------------------- ------------------------------------- ------------------------------------
        6 - 7                                  0%                                    2%
        -------------------------------------- ------------------------------------- ------------------------------------
        More than 7                            0%                                    0%
        -------------------------------------- ------------------------------------- ------------------------------------

          The "zero year" surrender charge period means there is no surrender charge, even in the first contract year. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.

Guaranteed Minimum Withdrawal Benefit Rider (GMWB)

If You elect the Guaranteed Minimum Withdrawal Benefit Rider (GMWB), We guarantee that You can withdraw the payment amount each year until the guaranteed amount is depleted regardless of investment performance. The payment amount is 7% of the initial guaranteed amount. The initial guaranteed amount is equal to the initial premium payment if the rider is elected when the contract is issued, or the accumulation value when the rider is later elected. It is increased equally by subsequent premium payments and reduced by each withdrawal. The guaranteed amount is equal to the maximum payouts that can be received under the GMWB rider. The payment amount will increase with each premium payment by 7% times the premium payment and may be reduced if withdrawals within a year exceed the payment amount. If the GMWB Rider is elected with the Bonus Credit Rider, the guaranteed amount will reflect the premium bonus. If the total payment amount is not withdrawn in any contract year, this amount will not carry over for withdrawals in future contract years. In exchange for this benefit, We will charge You an additional mortality and expense risk charge daily that currently ranges from 0.10% to 1.20%, depending on the asset allocation model You elect. This charge will be assessed against Your Separate Account accumulation value. The charges for this rider are listed in the "FEE TABLE" on page 17.


You may not elect this rider when money is allocated in the Fixed Account. If money is allocated in the Fixed Account, the money must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before this rider can be elected.

There are five asset allocation models available to all contract owners on an optional basis. However, in order to elect this rider at the time of issue or on any contract anniversary thereafter, You must invest 100% of Your accumulation value in one of these five asset allocation models. You may not transfer any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time or the GMWB rider will terminate. There is no charge for utilizing the asset allocation models. The asset allocation models are available to You whether or not You elect the GMWB rider.

If You do not elect this rider when you purchase the contract, You have 30-days from any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider. The guaranteed amount will be equal to the accumulation value as of the eligible contract anniversary date. Any transactions that have occurred between the eligible anniversary date and rider election date could affect the guaranteed amount and payment amount.


If Your IRS minimum distribution amount exceeds Your payment amount under the GMWB rider, You will have to withdraw more than the payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your guaranteed amount. You should consult with and rely upon a tax advisor before purchasing the GMWB rider with a qualified contract.


This rider cannot be elected in combination with the Guaranteed Income 5, Guaranteed Income Select, Higher Education or Estate Planning Rider.

You must choose from one of the five asset allocation models listed below if you elect the GMWB rider. You may only invest in one asset allocation model at any given time. Please keep in mind that no investment strategy assures a profit or protects against a loss in a declining market.

Asset Allocation Models

Conservative - The conservative investor is particularly sensitive to short-term losses, but still has the goal of beating expected inflation over the long run. A conservative investor's aversion to short-term losses could compel them to shift into the most conservative investment if the losses occur. Conservative investors would accept lower long-term return in exchange for smaller and less frequent changes in portfolio value. Analyzing the risk-return choices available, a conservative investor is usually willing to accept a lower return in order to attempt to gain more safety of his or her investment. If You select this asset allocation model, the charge for the GMWB rider is 0.10%.


The Conservative model is made up of the following percentages:
     o 48% Intermediate Bonds
     o 14% Cash Equivalents
     o 7% LargeCap Value
     o 5% High-Yield Bonds
     o 5% International Equity
     o 4% LargeCap Growth
     o 3% MidCap Equity
     o 12% Treasury Inflation Protection Securities
     o 2% Hard Assets


Moderate Conservative - Appropriate for the investor who seeks both modest capital appreciation and income from his/her portfolio. This investor will have either a moderate time horizon or a slightly higher risk tolerance than the most conservative investor in a conservative range. While this range is still designed to preserve the investor's capital, fluctuation in value may occur from year to year. If You select this asset allocation model, the charge for the GMWB rider is 0.20%.


The Moderate Conservative model is made up of the following percentages:

      o     33% Intermediate Bonds
      o     9% Cash Equivalents
      o     12% LargeCap Value
      o     5% High-Yield Bonds
      o     11% International Equity
      o     8% LargeCap Growth
      o     6% MidCap Equity
      o     3% SmallCap Equity
      o     10% Treasury Inflation Protection Securities
      o     3% Hard Assets

Moderate - The moderate investor is willing to accept more risk than the conservative investor is, but is probably not willing to accept the short-term risk associated with achieving a long-term return substantially above the inflation rate. A moderate investor is somewhat concerned with short-term losses and would shift to a more conservative option in the event of significant short-term losses. The safeties of investment and investment return are of equal importance to the moderate investor. If You select this asset allocation model, the charge for the GMWB rider is 0.40%.


The Moderate model is made up of the following percentages:

      o     26% Intermediate Bonds
      o     3% Cash Equivalents
      o     16% LargeCap Value
      o     4% High-Yield Bonds
      o     16% International Equity
      o     11% LargeCap Growth
      o     8% MidCap Equity
      o     5% SmallCap Equity
      o     7% Treasury Inflation Protection Securities
      o     4% Hard Assets

Moderate Aggressive - Designed for investors with a high tolerance for risk and a longer time horizon. This investor has little need for current income and seeks above-average growth from his/her investable assets. The main objective of this range is capital appreciation, and these investors should be able to tolerate moderate fluctuation in their portfolio values. If You select this asset allocation model, the charge for the GMWB rider is 0.75%.


The Moderate Aggressive model is made up of the following percentages:

      o     14% Intermediate Bonds
      o     20% LargeCap Value
      o     3% High-Yield Bonds
      o     21% International Equity
      o     15% LargeCap Growth
      o     10% MidCap Equity
      o     7% SmallCap Equity
      o     6% Treasury Inflation Protection Securities
      o     4% Hard Assets

Aggressive - The aggressive portfolio is constructed with the goal of maximizing long-term expected returns rather than to minimize possible short-term losses. The aggressive investor values high returns relatively more and can tolerate both large and frequent fluctuations in portfolio value in exchange for a potentially higher return. If You select this asset allocation model, the charge for this the GMWB is 1.20%.


The Aggressive model is made up of the following percentages:

      o     5% Intermediate Bonds
      o     23% LargeCap Value
      o     27% International Equity
      o     18% LargeCap Growth
      o     12% MidCap Equity
      o     10% SmallCap Equity
      o     5% Hard Assets

On each contract anniversary Your accumulation value will automatically rebalance to the original asset allocation percentages established by Your most recent designation. If You chose not to rebalance the accumulation value on any contract anniversary, the rider will terminate.

Transfers of the accumulation value from one asset allocation model to another asset allocation model will not impact the overall guaranteed amount or payment amount. However, We may be charging more or less for each asset allocation model at the time You request the transfer. If You choose to transfer to a different asset allocation model, Your charge will increase or decrease to the amount currently charged for new contracts in effect on the date the transfer is made. When this transfer is made, Your accumulation value will automatically rebalance to the new model's asset allocation percentages. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You transfer to a new asset allocation model. You should request a current prospectus which will describe the current charges for each asset allocation model before initiating a request to transfer to a different asset allocation model.


The guaranteed amount is effective if the total amount of partial withdrawals taken in any one contract year do not exceed the payment amount. Contractually, if total withdrawals during a contract year are less than or equal to the payment amount, then the guaranteed amount will decrease by the amount of the withdrawals. By current company practice, if total withdrawals during a contract year are less than or equal to the IRS minimum required distribution amount, then the guaranteed amount will decrease by the amount of the withdrawals. If the total partial withdrawals taken in any one contract year do exceed the payment amount, then the payment amount and the guaranteed amount will be recalculated and may be reduced. Examples showing the effects of a withdrawal on the payment amount are shown in Appendix I on page 102. The payment amount can never exceed the guaranteed amount. If the guaranteed amount becomes less than the payment amount, the payment amount will be reset to equal the guaranteed amount.


Anything withdrawn up to the payment amount is considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the payment amount. If the payment amount exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the payment amount, surrender charges will be applied on the withdrawal amount that exceeds the payment amount.

If You exercise the right to examine provision in the contract, You will not receive any portion of the guaranteed amount from the GMWB.

You may elect to "step-up" Your benefit after the rider has been inforce for 5 consecutive contract years and every fifth contract anniversary thereafter. If You elect to "step-up" Your benefit, the guaranteed amount will be the current accumulation value as of the eligible anniversary date. If the "step-up" option is chosen, the payment amount is recalculated to be the greater of the current payment amount, and 7% times the "stepped-up" guaranteed amount. You have 30 calendar days after each eligible contract anniversary, to notify Us, via written notice or facsimile, that You have chosen this option. At the time You elect to "step-up", We may be charging more or less for this rider. Regardless of when You purchased Your contract, We will charge You the current charge for new contracts in effect at the time You elect to "step-up" Your guaranteed amount. Before You decide to "step-up", You should request a current prospectus, which will describe the current charges for this rider. We will not accept any request to exercise the "step-up" benefit after the 30th calendar day following any eligible contract anniversary. You may not exercise the option to "step-up" if Your current guaranteed amount is higher than Your current accumulation value.


If a withdrawal of the payment amount reduces the accumulation value of Your contract to zero, but does not reduce the guaranteed amount to zero, the remaining guaranteed amount will be paid out as an annuity payout option until the guaranteed amount is depleted. While you are receiving the annuity payout option, You may not make additional premium payments. When the last payout is made, Your contract will terminate. It is not clear whether payments made after the contract's accumulation value is zero will be taxed as withdrawals or as annuity payments. Consult with and rely upon Your tax advisor. See "FEDERAL TAX STATUS" on page 70 for a general description of the taxation of withdrawals and annuity payments.


This rider will terminate:

      o upon death of the annuitant or an owner unless the contract is continued under a spousal continuation option. Spousal continuance allows the surviving owner's spouse, if named the beneficiary, to continue the contact as the new owner;
      o if money is transferred outside any of the five asset allocation models designated by Us;
      o if You discontinue the automatic rebalance feature of this rider on any contract anniversary;
      o     if You exercise the loan provision;
      o     if You write to Us requesting termination of the rider; or
      o     if You surrender or annuitize Your contract.

If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full payment amount that year. If the rider terminates for any reason other than a full surrender of the contract, We will continue the charge against Your accumulation value until the next contract anniversary date. If You surrender Your contract in the middle of a contract year the charge will terminate at that time so you will only pay a prorated proportion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.


The maximum guaranteed amount for this rider is $5,000,000. The maximum issue ages are 75 for single owners/annuitants and age 80 for joint owners/annuitants. We may consider exceptions to the maximum issue ages. Each request for age exceptions will be reviewed on a case-by-case basis. We reserve the right to request additional information in order to evaluate suitability for the annuitants or owners. For examples on how the Optional Guaranteed Minimum Withdrawal Benefit is calculated please see "Appendix I" on page 102.


Guaranteed Income 5 Rider

If You elect the Guaranteed Income 5 Rider We guarantee that each contract year You may take withdrawals up to an amount equal to the GPA until Your GPB is depleted, even if Your accumulation value reduces to zero. The initial GPB is the initial premium if the Guaranteed Income 5 Rider is elected when you buy the contract; otherwise it is the accumulation value when you elect the rider. The GPB is increased equally by any subsequent premium payment and reduced by each withdrawal. The GPB is the total amount available for periodic guaranteed withdrawals and is used solely for the purpose of calculating the guaranteed payment amount under the Guaranteed Income 5 Rider (it is not an accumulation value that can be withdrawn in a lump sum or otherwise). The GPA is 5% of the GPB, and the GPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the GPA.


Anything withdrawn up to the GPA or LPA is considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the GPA. If the payment amount exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the GPA, surrender charges will be applied on the withdrawal amount that exceeds the GPA.

This rider also provides for an alternate guarantee during the life of the covered person specified under this rider. This alternate benefit guarantees that each contract year during the life of the covered person You may take withdrawals up to an amount equal to the LPA, even if Your accumulation value and GPB reduce to zero. The LPA is only available after the covered person has reached age 65. Both the GPA and LPA may increase with each premium payment and may be reduced if withdrawals within a contract year exceed either the GPA or LPA. The initial LPA is 5% of the GPB on the later of the contract issue date or the contract anniversary following the day the covered person under the Guaranteed Income 5 Rider has reached age 65.

The GPA, LPA and GPB can increase by a bonus amount for the first ten years after election of the rider or after the rider is stepped-up. For each contract year in which no withdrawals are taken, a 5% bonus credit will be added to the GPB and could adjust the GPA and LPA. If total withdrawals in any of the first ten contract years exceed the GPA, the bonus credit provision will be terminated and no future bonus credits will be received.


(Note: The bonus provision in the Guaranteed Income 5 Rider is not the same as the premium bonus credited under the Bonus Credit Rider.)


This rider can be elected at issue or on any contract anniversary.

In exchange for this benefit, We will deduct an extra daily mortality and risk expense charge at an annual rate of 0.75%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract, unless You elect to "step-up" Your GPB. This charge is assessed against Your Separate Account accumulation value.

Step-Up Provisions:

You have the option to "step-up" the GPB annually on each contract anniversary. However, You cannot "step-up" the GPB after the earlier of the covered persons age 80 or the 30th contract anniversary after this rider is elected. This allows You to increase the GPB to equal the current accumulation value as of the contract anniversary date. You have 30 calendar days after each contract anniversary, to notify Us, via written notice or facsimile, that You have chosen this option. We will not accept any request to exercise the "step-up" benefit after the 30th calendar day following any contract anniversary. You may not exercise the option to "step-up" if Your current GPB is higher than Your current accumulation value. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You elect to "step-up" the GPB. At the time You elect to "step-up," We may be charging more or less for this rider. Regardless of when You purchased the rider, We will charge You the current charge at the time You notify Us to "step-up" Your GPB. On the day that You notify Us of your election to step-up, Your new rider charge will be determined and We will begin charging You the new rider charge. Before You decide to "step-up," You should request a current prospectus which will describe the current charge for this benefit.

Upon a Step-Up of the GPB, the GPA will equal the greater of:

      (a)   the current GPA before the Step-Up of the GPB; or
      (b)   5% multiplied by the GPB immediately after the Step-Up.

Upon a Step-Up of the GPB, the LPA will equal the greater of:

      (a)   the current LPA before the Step-Up of the GPB; or
      (b)   5% multiplied by the GPB immediately after the Step-Up.

Withdrawal Provisions:

Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPB will decrease by the amount of the withdrawals. By current Company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the GPB will decrease by the amount of the withdrawals. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that You will receive this company practice for the life of the rider. If total withdrawals during a contract year exceed the GPA or, by company practice, the required minimum distribution amount, then the GPB will be automatically reset to equal the lesser of:


      (a)   the contract's accumulation value after the withdrawal; or
      (b)   the GPB prior to the withdrawal minus the amount of the withdrawal.


Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPA does not change as a result of the withdrawal. By current company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the GPA does not change as a result of the withdrawals. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that You will receive this company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the GPA or, by company practice, the required minimum distribution amount, then the GPA will become the lesser of:


      (a)   the GPA prior to the withdrawal; or
      (b)   5% multiplied by the greater of:
            1) the contract accumulation value immediately after the withdrawal; or
            2)    the GPB immediately after the withdrawal.


Contractually, if total withdrawals during a contract year are less than or equal to the LPA, then the LPA does not change as a result of the withdrawal. By current company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the LPA does not change as a result of the withdrawal. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that You will receive this company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the LPA or, by company practice, the required minimum distribution amount, then the LPA will become the lesser of:


      (a)   the LPA prior to the withdrawal; or
      (b)   5% multiplied by the greater of:
            1) the contract accumulation value immediately after the withdrawal; or
            2)    the GPB immediately after the withdrawal.

Premium Payment Provisions:
Each time an additional premium is received, the GPA will equal the greater of:

      (a)   the current GPA before the premium; or
      (b)   the lesser of:
            1)    5% multiplied by the GPB after the premium; or
            2) the current GPA before the premium plus the premium payment multiplied by 5%.

Each time an additional premium is received, the LPA will equal the greater of:

      (a)   the current LPA before the premium; or
      (b)   the lesser of:
            1)    5% multiplied by the GPB after the premium; or
            2) the current LPA before the premium plus the premium payment multiplied by 5%.

Bonus Provisions:
Applies to the first 10 contract years after election of the Guaranteed Income 5 Rider or for 10 contract years after the rider is stepped up. At the end of each contract year in which a withdrawal was not taken, the GPB amount is increased by an amount equal to 5% of the original GPB.

Upon the GPB being increased by a bonus credit, the GPA will equal the greater of:

      (a)   the current GPA before the bonus credit; or
      (b)   5% multiplied by the GPB immediately after the bonus credit.

Upon the GPB being increased by a bonus credit, the LPA will equal the greater of:

      (a)   the current LPA before the bonus credit; or
      (b)   5% multiplied by the GPB immediately after the bonus credit.

(Note, the bonus provision in the Guaranteed Income 5 Rider is not the same as the premium bonus credited under the Bonus Credit Rider.)


Spousal Continuance Provision:
If the surviving spouse of the Owner or an Annuitant is the covered person and the beneficiary, the spouse can continue to take the GPA amount until the GPB is depleted or the spouse dies, whichever occurs first, or the surviving spouse can take LPA withdrawals, if available, until the spouse dies.

If the surviving spouse is not the covered person, but is the beneficiary, the spouse can continue to receive the GPA amount until the GPB is depleted or the spouse dies, whichever occurs first and the LPA will be set to zero. However, by current company practice, the LPA will be available to the surviving spouse but will be recalculated. The LPA will be equal to 5% of the GPB at the later of:

      a) The contract anniversary following the day we receive notification of the death of the covered person; or;
      b) The contract anniversary following the day the surviving spouse has reached age 65.

The surviving spouse can take LPA withdrawals until the spouse dies.

This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that you will receive this company practice for the life of the rider.

SETTLEMENT PHASE

When Your Accumulation Value becomes zero and this Rider is still in effect, the Rider will enter its Settlement Phase. The Contract will continue but all other rights and benefits under the Contract, including death benefits, will terminate, additional premiums will not be accepted, and the Rider Cost will not be deducted.

During the Rider's Settlement Phase, each Contract Year until the GPB is depleted, settlement payments that total an amount no greater than the GPA will automatically be paid to You. If the settlement payments exceed the LPA, the LPA may be reset. If the Covered Person dies and the GPB is greater than zero at the time We are notified of the death, the LPA will be set equal to zero and any remaining settlement payments not to exceed the GPA will be paid to the Beneficiary each Contract Year until the GPB is depleted.

If during the settlement phase the GPB equals zero and the LPA is greater than zero, You will automatically receive settlement payments each Contract Year equal to the LPA during the life of the Covered Person. Upon death of the Covered Person, the settlement payments will cease and this Rider terminates.


See OAPPENDIX IIO on page 104 for examples of how the Guaranteed Income 5 works.


We reserve the right to restrict investment divisions at any time that the Guaranteed Income 5 Rider is in effect. If an investment division is restricted, no transfers into the restricted investment divisions will be allowed and no premiums may be allocated to the restricted investment divisions after the date of the restriction. Any amounts previously allocated to an investment division that is subsequently restricted will be unaffected by such restrictions. There are no current investment division restrictions. We guarantee that if Your contract is issued when there are no restrictions, no restrictions is guaranteed for the life of Your contract.

Under the Guaranteed Income 5 Rider, We also reserve the right to limit the actual percentages allocated to certain investment divisions, to require that certain investment divisions be chosen in conjunction with other investment divisions, to limit transfers between existing investment divisions and/or to require periodic rebalancing of existing investment divisions to the required percentages (collectively, "allocation requirements). There are no current allocation requirements. We guarantee that if Your contract is issued when there are no allocation requirements, no allocations requirements are guaranteed for the life of Your contract.

If You do not elect this rider when You purchase the contract, You have 30-days after any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider. The GPB will be equal to the accumulation value as of the contract anniversary date. Any transactions that have occurred between the contract anniversary date and rider election date could affect the GPB, GPA and LPA.

If Your IRS minimum distribution amount exceeds Your payment amount under the Guaranteed Income 5 Rider feature, You will be required to withdraw more than the Guaranteed Income 5 Rider payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your GPB. You should consult with and rely on Your own tax advisor before purchasing the Guaranteed Income 5 Rider with a qualified contract.

If You exercise the right to examine provision in the contract, You will not receive any benefit from the Guaranteed Income 5 Rider.


It is not clear (i) how gain is computed when a partial surrender is made and the GPB, GPA or LPA is greater than your accumulation value or (ii) whether payments made after the contract's accumulation value is zero will be taxed as partial surrenders or as annuity payments. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the Guaranteed Income 5 Rider itself. Consult with and rely upon Your own tax advisor prior to purchasing this rider. See "FEDERAL TAX STATUS" on page 70 for a general description of the taxation of withdrawals and annuity payments.


On the maturity date, You can choose between two options:

      1)    annuitize the base contract
      2)    continue the Guaranteed Income 5 rider

If You elect to annuitize the base contract, the rider will terminate. If You elect to continue the Guaranteed Income 5 rider, the base contract will terminate and the rider will enter a payout phase where the LPA or GPA will continue to be paid out. The GPA will be paid out until the GPB is depleted or if the LPA is greater than zero, the LPA will be paid out for the life of the covered person.

This rider will terminate:


      o upon death of the annuitant or an owner unless the contract is continued under a spousal continuation option. Spousal continuation allows the surviving spouse, if named the beneficiary, to continue receiving the GPA amount until the GPB is depleted or the spouse dies, whichever occurs first, and then the rider will terminate. If the surviving spouse continues to take LPA withdrawals, if available, the rider will terminate on the death of the spouse (See Spousal Continuance Provision).

      o     if You write to Us requesting termination of the rider; or
      o     if You surrender or annuitize Your contract.

If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full GPA or LPA that year. If the rider terminates for any reason other than a full surrender of the contract, We will continue the charge against Your accumulation value until the next contract anniversary date. If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated proportion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum GPB for this rider is $5,000,000. The maximum issue ages are 75 for single annuitants or owners and age 80 for joint annuitants or owners. We may consider exceptions to the maximum issue ages. Each request for age exceptions will be reviewed on a case-by-case basis. We reserve the right to request additional information in order to evaluate suitability for the annuitants or owners.

The Guaranteed Income 5 rider may not be elected in combination with the Guaranteed Income Select Rider, Higher Education Rider, GMWB Rider, Bonus Credit Rider or the Estate Planning Rider, or if any money is allocated to the Fixed Account

Guaranteed Income Select Rider
If You elect the Guaranteed Income Select rider, We guarantee that, after the rider has been inforce for at least 10 years, We will pay You a guaranteed minimum income benefit (GMIB) if You elect to annuitize Your contract, and, on the 10th contract anniversary after the rider has been inforce, Your accumulation value will be increased to equal the guaranteed minimum accumulation benefit (GMAB), if it is higher than Your accumulation value.

This rider can be elected at the time of issue or on any contract anniversary after issue for an additional charge. The rider must be inforce for a minimum of 10 years before any benefit is available.

The current charge for this rider is 0.85% of accumulation value per year. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

On the 10th contract anniversary after this rider has been inforce (and only on this date), Your contract's accumulation value will be increased to the GMAB if Your contract's accumulation value is less than the GMAB on that date.

If the rider is elected at issue, the initial GMAB will equal the initial premium payment. If this rider is elected along with the Bonus Credit Rider at the time of issue, the GMAB will reflect the premium bonus credited to Your contract. If the GMAB is elected at a later date, the initial GMAB is equal to the current accumulation value.

The GMAB on the 10th contract anniversary after this rider has been inforce will equal:

      1.    Initial GMAB; plus
      2.    Subsequent premium payments received after rider election, if any;
            minus
      3.    Adjustments for partial surrenders after rider election, if any.

The GMAB adjustment for partial surrenders is a dollar for dollar reduction in the GMAB each time a partial surrender is taken until there is a reduction of 5% of the accumulation value as of the contract's last anniversary. If the total partial surrenders in any one-contract year exceed the 6% reduction level, the partial surrender amount above this level will reduce the GMAB benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time the partial surrender was taken. The final GMAB will be reduced by any outstanding loans.

If You must take IRS minimum required distributions before the rider has been inforce for ten years, Your GMAB amount will be reduced. Consult with and rely on Your own tax advisor if You are considering purchasing this rider with a qualified contract.

If the rider is elected at issue, the initial GMIB accumulated value will equal the initial premium payment. If this rider is elected along with the Bonus Credit Rider at the time of issue, the GMIB accumulated value will reflect the premium bonus credited to Your contract. If the GMIB is elected at a later date, the initial GMIB accumulated value is equal to the current Accumulation Value.

If You elect to annuitize Your contract anytime after the 10 year waiting period then, except with respect to certain investment divisions as noted below, the GMIB accumulated value will equal the greater of:

          (a) the GMIB Roll-Up Benefit; or
          (b) the GMIB Annual Step-up Benefit.

GMIB roll-up benefit means the initial GMIB accumulated value (including any premium bonus credit) at the time this rider is issued compounded at a rate of 5% annually until the contract anniversary after the earlier of the owner or annuitant's 85th birthday. The GMIB roll-up benefit is increased each time a premium payment is received after the date the rider is issued and is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the accumulation value as of the contract's last anniversary. If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMIB roll-up benefit by the same proportion that the partial surrender amount above that level reduced the accumulation value at the time of the partial surrender.

Certain investment divisions within the Separate Account will have a 0% rate for determining the GMIB roll-up benefit (this means, in effect, that these investment divisions do not have a GMIB Roll-Up Benefit.) If money is allocated in an investment division with a 0% rate, the GMIB roll-up benefit will be less than it would be if no money were allocated in these investment divisions. The money allocated in these investment divisions will earn a 0% roll-up rate, whereas the money in the remaining investment divisions will earn a 5% roll-up rate. There is no roll-up for money allocated to these divisions. If money is allocated in an investment division with a 0% rate, the GMIB roll-up benefit will be less than it would be if the money were in other investment divisions. The investment divisions with the 0% rate are:

      o     Fidelity VIP Money Market Portfolio
      o     Rydex VT U.S. Government Money Market Fund
      o     Fixed Account

The GMIB annual step-up benefit equals the initial GMIB accumulated value at the time this rider is elected. The GMIB annual step-up benefit is recalculated on the first contract anniversary after rider election and every contract anniversary thereafter, until the contract anniversary after the earlier of the owner's or annuitant's 85th birthday. The annual step-up benefit on each contract anniversary is the greater of the current annual step-up benefit or the accumulation value on that contract anniversary. The current annual step-up benefit is the previous contract anniversary step-up benefit adjusted for any premiums and withdrawals that have occurred over the contract year. The annual step-up benefit calculated on the contract anniversary applies until the next contract anniversary, or until You make a subsequent premium payment or partial surrender at which time it will be recalculated. Any subsequent premium payments received following election of this rider will immediately increase the annual step-up benefit by the amount of the subsequent premium payment including any premium bonus, if applicable. Any partial surrender will immediately decrease the annual step-up benefit. The annual step-up benefit is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the accumulation value as of the contract's last anniversary. If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above that level will reduce the GMIB step-up benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time the partial surrender was taken. The partial surrender decrease on the annual step-up benefit could be more or less than the dollar amount withdrawn.

We reserve the right to restrict investment divisions at any time when this rider is elected. If an investment division is restricted and the Guaranteed Income Select rider has been elected, no transfers into the restricted investment divisions will be allowed and no premiums may be allocated to the restricted investment divisions after the date of the restriction. Any amounts previously allocated to an investment division that is subsequently restricted will be unaffected by such restriction. There are currently no restricted investment divisions. We guarantee that if Your contract is issued when there are no restrictions, no restrictions are guaranteed for the life of Your contract.

When this rider is selected, We also reserve the right to limit the actual percentages allocated to certain investment divisions, to require that certain investment divisions be chosen in conjunction with other investment divisions, to limit transfers between existing investment divisions and/or to require period rebalancing of existing variable investment divisions to the required percentages (collectively, "allocation requirements"). There are no current allocation requirements. We guarantee that if Your contract is issued when there are no allocation requirements, no allocation requirements are guaranteed for the life of Your contract.

The GMIB accumulated value is only used to determine the GMIB income payment upon annuitization of Your contract under the terms of this rider and is not an accumulation value that can be withdrawn as a full or partial surrender. After the 10-year waiting period and upon annuitization, the GMIB income payment amount will be the greater of:

      o the income payment available to You under the base contract without the GMIB, or;
      o the GMIB accumulated value multiplied by the GMIB income factor and then dividing by 1,000.

The GMIB income factor equals the base contract's payout factors used in the contract form under "Settlement Options" with an 8-year age set-back. An age set-back results in lower payments than without an age set-back and the difference could be substantial.

The income payout options (both fixed and variable) available to You under this rider are:

      o Income for life only (single life or joint life with full survivorship); or
      o     Income for life with 10 year certain (single life only).

Once elected, this rider cannot be terminated. This rider will only terminate:

      o on upon the death of the annuitant or an owner unless the contract is continued under a spousal continuation option (spousal continuance option allows a surviving owner's spouse, if named the beneficiary, to continue the contract as the new owner);
      o     if You surrender Your contract;
      o Upon full or partial annuitization under this rider or the base contract provisions; or
      o     The date the contract terminates.

The maximum issue age for this rider is 75. The maximum annuitization age for this rider is 85.

You should note that the Guaranteed Income Select rider is designed to provide a type of insurance that serves as a safety net only in the event Your accumulation value declines significantly due to negative investment performance. Depending on the performance of Your investment divisions, purchase of the Guaranteed Income Select rider may not result in You receiving larger annuity payments or having a higher accumulation value than if You had not purchased the Guaranteed Income Select rider.

The Guaranteed Income Select Rider may not be elected in combination with the Guaranteed Income 5 Rider, Guaranteed Minimum Withdrawal Benefit Rider or the Higher Education Rider.


See "APPENDIX III" on page 107 for examples of how the Guaranteed Income Select rider works.


Mutually Exclusive Riders

As indicated above, some of the riders are mutually exclusive and cannot be selected with certain of the other riders. The following chart sets out which rider(s) You may not select if You select one of the mutually exclusive riders:

-------------------------------------------------------------- ------------------------------------------------------------
Rider:                                                         Incompatible Riders:
-------------------------------------------------------------- ------------------------------------------------------------
Bonus Credit                                                   Guaranteed Income 5
                                                               Surrender Charge
-------------------------------------------------------------- ------------------------------------------------------------
Higher Education                                               Guaranteed Minimum Withdrawal Benefit
                                                               Guaranteed Income 5
                                                               Guaranteed Income Select
                                                               Surrender Charge
-------------------------------------------------------------- ------------------------------------------------------------
Estate Planning                                                Guaranteed Minimum Withdrawal Benefit
                                                               Guaranteed Income 5
-------------------------------------------------------------- ------------------------------------------------------------
Surrender Charge                                               Bonus Credit
                                                               Higher Education
-------------------------------------------------------------- ------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                          Estate Planning
                                                               Higher Education
                                                               Guaranteed Income 5
                                                               Guaranteed Income Select
-------------------------------------------------------------- ------------------------------------------------------------
Guaranteed Income 5                                            Bonus Credit
                                                               Estate Planning
                                                               Guaranteed Minimum Withdrawal Benefit
                                                               Higher Education
                                                               Guaranteed Income Select
-------------------------------------------------------------- ------------------------------------------------------------
Guaranteed Income Select                                       Guaranteed Minimum Withdrawal Benefit
                                                               Higher Education
                                                               Guaranteed Income 5
-------------------------------------------------------------- ------------------------------------------------------------
Guaranteed Minimum Death Benefit                               None
-------------------------------------------------------------- ------------------------------------------------------------

DEATH BENEFIT

If the annuitant or an owner dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal Office) satisfactory proof of the annuitant's or an owner's death, an election of how the death benefit is to be paid, and any other documents or forms required.

If the annuitant, who is not an owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant's death. For joint annuitants the death benefit is paid upon the second death.

If an owner dies prior to the maturity date, the death benefit must be paid within 5 years of the owner's death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death. The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal Office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required.

Unless a payment option is selected and all other required forms and documentation are received within 90 days after We receive proof of death, the death benefit will be paid as a lump sum calculated as of that date.

When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant 's death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee 's life expectancy, and payments must begin within one year of the date of death.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant's or owner's death. Other rules relating to distributions at death apply to qualified contracts.

If joint annuitants or joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first. In the event of simultaneous death of the annuitant and an owner, the owner is presumed to have died first, and the owner's beneficiary would be paid the death benefit.

The death benefit paid to the beneficiary will be the greatest of:

      (a) the accumulation value, less any outstanding loan and loan interest, when We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or
      (b) 100% of the total net premium payments made to Your contract, less any outstanding loan and loan interest; or

      (c) the guaranteed minimum death benefit, if elected. See "Guaranteed Minimum Death Benefit (GMDB)" on page 48.


If the annuitant or an owner dies on or after the maturity date, We will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected.

Naming different persons as annuitant and an owner can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming annuitants, owners and beneficiaries, and consult Your registered representative if You have questions.

Premium taxes may be deducted from the death benefit proceeds.

PAYMENT OF DEATH BENEFITS

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our Fixed Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our Fixed Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.

                          CHARGES, FEES AND DEDUCTIONS

SURRENDER CHARGES ON SURRENDERS

We may deduct a surrender charge from any full or partial surrender of premiums (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount. This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risk charges (described below). For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions). There is no surrender charge on the investment income (if any) withdrawn.

The length of time between each premium payment and surrender determines the amount of the surrender charge. Premium payments are considered withdrawn in the order that they were received.

The charge is a percentage of the premiums withdrawn and equals:

Length of Time from                 Surrender
Premium Payment (number              Charge
of years)
               1                       7%
               2                       7%
               3                       6%
               4                       5%
               5                       4%
               6                       3%
               7                       2%
              8+                       0%

No surrender charge will be assessed upon:

     (a)      payment of death benefits;
     (b)      exercise of the Free Look right;
     (c)      surrender of the free surrender amount.

At the time of withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. The surrender charge may be partially waived pursuant to the Charitable Remainder Trust Endorsement. This waiver is subject to certain conditions as detailed in the contract and to approval of state insurance authorities.

Amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for mortality and expense risks at an effective annual rate to 0.95% of the accumulation values in the Separate Account. If You have selected a variable annuity option, We will continue to assess this charge after the maturity date. The investment division's accumulation unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose including paying distribution expenses. However, the level of this charge is guaranteed for the life of the contract and may not be increased.

The mortality risk We bear arises, in part, from our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract. This assures You that neither the longevity of the annuitant , nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the contract. Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.

ANNUAL MAINTENANCE FEE

We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. We waive this charge if Your net premium is $50,000 or more on the contract anniversary. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. At the end of each contract year We deduct this charge proportionally from each investment division and the Fixed Account. If the contract is surrendered during a contract year and the net premium is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time. We will not deduct the annual maintenance fee in the event of annuitization or death.

We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

OPTIONAL RIDER CHARGES

We deduct an extra charge on a daily basis for each optional rider that You select, as a percentage of the accumulation value in the Separate Account.

      o Bonus Credit Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.60% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.70% against Your Separate Account accumulation value.

      o Minimum Premium Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.25% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.50% against Your Separate Account accumulation value.

      o Guaranteed Minimum Death Benefit Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.50% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.75% against Your Separate Account accumulation value.

      o Charitable Remainder Trust Rider Charge: We do not assess a charge for this rider.

      o Higher Education Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.95% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 4.00% against Your Separate Account accumulation value.

      o Estate Planning Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.35% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.75% against Your Separate Account accumulation value.

      o Five-Year Surrender Charge Rider: We currently deduct a daily charge assessed at an annual rate of 0.25% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.45% against Your Separate Account accumulation value.

      o Three-Year Surrender Charge Rider: We currently deduct a daily charge assessed at an annual rate of 0.35% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.55% against Your Separate Account accumulation value.

      o Zero Year Surrender Charge Rider: We currently deduct a daily charge assessed at an annual rate of 0.50% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.70% against Your Separate Account accumulation value.


      o Guaranteed Minimum Withdrawal Benefit Rider (GMWB) Charge: We deduct an extra charge on a daily basis if You select the optional GMWB, as a percentage, currently at an annual rate that ranges from 0.10% to 1.20% of the value in the Separate Account depending on the asset allocation model selected. The specific percentages are in the "FEE TABLE" on page 17.


      o Guaranteed Income 5 Rider Charge: We deduct an extra charge on a daily basis if You select the Guaranteed Income 5 Rider, as a percentage, currently at an annual rate of 0.75% of the value in the Separate Account.

      o Guaranteed Income Select Rider Charge: We deduct an extra charge on a daily basis if You select the Guaranteed Income Select Rider, as a percentage, currently at an annual rate of 0.85% of the accumulation value in the Separate Account. We reserve the right to charge a maximum annual rate of 1.00% of the accumulation value in the Separate Account.

TRANSFER CHARGE

Currently, We do not charge You for making transfers of accumulation value among investment divisions. We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year. For example, if We experienced an unexpectedly large number of transfers resulting in higher than anticipated administrative costs, We would impose this fee.

If We charge You for making a transfer, then We will allocate the charge proportionally to the investment divisions and Fixed Account from which the transfer is being made. All transfers included in one transfer request count as only one transfer for purposes of any fee. For example, if the transfer is made from two investment divisions and a charge applies, then a $7.50 transfer charge will be deducted from each of the two investment divisions.

Loan Charge (TSA Contracts Only)
Loan interest is charged in arrears on any outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract quarter (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the annuitant or an owner) and will bear interest at the same rate of the loan. We charge an annual interest rate of 5.0% on loans.

After offsetting the 3.0% annual interest rate that We guarantee We will credit to the portion of Our Fixed Account securing the loan against the maximum loan interest rate of 5.0%, the maximum guaranteed net cost of the loans is 2.0% annually.

CHARGES IN THE FUNDS

The funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary. The funds may also impose redemption fees, which We would deduct from Your accumulation value.
See the funds' prospectuses for more information.

PREMIUM TAXES

Midland will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other government entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change. The Company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, West Virginia and the territory of Puerto Rico. These states and jurisdictions are subject to change.

OTHER TAXES

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

                               FEDERAL TAX STATUS

INTRODUCTION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult Your own tax advisor about Your own circumstances. We have included an additional discussion regarding taxes in the SAI.

ANNUITY CONTRACTS IN GENERAL

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out. This is referred to as tax deferral. There are different rules as to how You will be taxed depending on how You take the money out and the type of contract - qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs - either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

If Your contract contains a guaranteed withdrawal benefit rider, such as the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Income 5 Rider, the application of certain tax rules, particularly those rules relating to distributions from Your contract, are not entirely clear. In view of this uncertainty, You should consult with and rely upon a tax advisor before purchasing a guaranteed withdrawal benefit rider.

Qualified and Nonqualified Contracts
If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below. There is additional information about qualified contracts in the SAI.

      o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.
      o A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
      o Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

            1. elective contributions made in years beginning after December 31, 1988;
            2.    earning on those contributions; and
            3. earnings in such years on amounts held as of the last year beginning before January 1, 1989.

             Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, disability, severance from employment, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.
       o Under Code Section 401(a), corporate employers and self-employed individuals can establish various types of retirement plans.
       o Under Code section 457, governmental and tax-exempt organizations can establish deferred compensation plans.

The contract contains death benefit features that in some cases may exceed the greater of the net premium payments or the accumulation value. These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan. Because the death benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, employers using the contract in connection with such plans should consult their tax advisor. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding. "Eligible rollover distributions" from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee ) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Minimum Distribution Rules and Eligible Rollover Distributions
Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option. If Your minimum required distribution amount exceeds Your payment amount under the GMWB feature, You will have to withdraw more than the payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your guaranteed amount. You should consult with and rely upon Your tax advisor before purchasing the GMWB rider with a qualified contract.



Loans
 Loans are available only if the contract if used in a Section 403(b) qualified plan. However, if You have elected the optional Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Income 5 Rider, the rider will terminate if You request a loan under this contract. If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs. A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 403(b) plan. The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months. In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. You should consult a tax advisor before taking a loan.

Diversification and Distribution Requirements
The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland may modify the contract to attempt to maintain favorable tax treatment.

Surrenders - Nonqualified Contracts
If You purchase the contract as an individual and not under an individual retirement annuity or other qualified retirement plan, Your contract is referred to as a nonqualified contract.

If You make a partial surrender from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments. When You make a partial surrender You are taxed on the amount of the surrender that is gain. If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the "investment in the contract," which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums). The bonus credit (if any) will generally be considered gain. The method for computing gain where a Guaranteed Income Select or Guaranteed Income 5 Rider is added to your contract is unclear. Accordingly, you should consult a tax adviser before adding either of these riders. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. In general, this includes any amount:

      o     paid on or after the taxpayer reaches age 59 1/2;
      o     paid after an owner dies;
      o paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
      o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
      o     paid under an immediate maturity; or
      o     which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above. You should consult your tax adviser with regard to exceptions from the penalty tax.

Multiple Contracts
All nonqualified deferred contracts that are issued by Midland (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Withholding
Distributions from qualified and nonqualified contracts are generally subject to withholding for Your federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments
Although the tax consequences may vary depending on the annuity payment option You select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

      o Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
      o Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after annuitization , annuity payments stop because an annuitant has died, the excess (if any) of the "investment in the contract" as of the annuitization over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations
The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death benefit Proceeds
Amounts may be distributed from the contract because of the death of the annuitant or an owner . Generally, such amounts should be includable in the income of the recipient:

      o if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
      o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts
A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant , may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the contract.

Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2007, the maximum estate tax rate is 45% and the estate tax exemption is $2,000,000.


The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under Federal tax law.


Separate Account Charges
It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You. Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

MATURITY DATE

The maturity date is the date on which income payments will begin under the annuity option You have selected. The earliest possible maturity date under the contract is the 7th contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes). However, by current company practice, We allow annuitization for the full accumulation value (less any premium taxes) after one contract year if a life option is chosen, and after five contract years if at least a five-year certain option is elected. This is not guaranteed. The maximum maturity date is the contract anniversary immediately following the annuitant 's 100th birthday. You may change the maturity date by sending written notice to Our Principal Office. We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

      1.    take the accumulation value in one lump sum, or
      2. convert the accumulation value into an annuity payable to the annuitant under one of the payment options as described below.

Electing An Annuity Payment Option
You may apply the proceeds of a surrender to affect an annuity payment option. Unless You choose otherwise, on the maturity date Your surrender value from the Fixed Account will be applied to a 10 year certain and life fixed annuity payment option and the surrender value from the Separate Account will be applied to a 10 year certain and life variable annuity payment option. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50. We reserve the right to change the payment frequency so that payments are at least $50.

The payee 's actual age will affect each payment amount for annuity payment options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. This includes:

      o     rules on the minimum amount We will pay under an option;
      o minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);
      o the naming of people who are entitled to receive payment and their beneficiaries; and
      o     the ways of proving age, gender, and survival.

You choose an annuity payment option when You apply for a contract and may change it by writing to Our Principal Office. You must elect the payment option at least 30 days before the maturity date.

Fixed Payment Options
Payments under the fixed options are not affected by the investment experience of any investment division. The surrender value as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 3.00% a year. We may also credit interest under the fixed payment options at a rate that is above the 3.00% guaranteed rate (this is at Our complete discretion). Thereafter, interest or payments are fixed according to the annuity option chosen.

Variable Payment Options
Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date. Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a base rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the annuity payment options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We make at an effective annual rate of 0.95% (charges for optional riders discontinue after the maturity date). The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal Office.

Payment Options
The following three payout options are available:

      1. Income for Specified Period: We pay installments for a specified period. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, up to 20 years.
      2. Payment of Life Income: We will pay monthly income for life. You may choose from 1 of 2 ways to receive the income:
            (a) Life Annuity: We will pay monthly income for life. With a life annuity payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.
            (b) Life Annuity With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.

      3. Joint and Survivor Income: We will make monthly payments until the last surviving payee's death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old, at the time of the first monthly payment.

Transfers after Annuitization for Variable Payment Options
After the maturity date, only two transfers per contract year may be made among the investment divisions. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed to or from the Fixed Account.

                             ADDITIONAL INFORMATION

MIDLAND NATIONAL LIFE INSURANCE COMPANY

We are Midland National Life Insurance Company, a stock life insurance company. We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands. Our Principal Office address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

FUND VOTING RIGHTS

We invest the assets of Our Separate Account investment divisions in shares of the funds' portfolios. Midland National is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

      o     to elect the funds' Board of Directors,
      o     to ratify the selection of independent auditors for the funds,
      o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and
      o     in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds are not required to hold a meeting in any given year.


If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We currently intend to vote any fund shares that We alone are entitled to vote in the same proportions that contract owners vote. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right or to restrict owner voting, then We may do so.


HOW WE DETERMINE YOUR VOTING SHARES


You may participate in voting only on matters concerning the Fund portfolios in which Your accumulation value has been invested. We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding fund portfolio. This is determined as of the record date set by the fund's Board for the shareholders meeting.

If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the fund's adviser or the investment contracts of its portfolios.


VOTING PRIVILEGES OF PARTICIPANTS IN OTHER COMPANIES


Other insurance companies own shares in the funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, each fund's Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any fund action, then We will see that appropriate action is taken to protect Our contract owners. If We ever believe that any of the funds' portfolios are so large as to materially impair its investment performance, then We will examine other investment options.


OUR REPORTS TO OWNERS

Shortly after the end of each calendar year, We will send a report that shows

      o     Your accumulation value, and
      o Any transactions involving Your accumulation value that occurred during the year. Transactions include Your premium allocations, transfers and partial surrenders made in that year.

Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We also currently intend to send You semi-annual reports with financial information on the funds.

CONTRACT PERIODS, ANNIVERSARIES

We measure contract years, contract months and contract anniversaries from the issue date shown on Your contract's information page. Each contract month begins on the same day in each month. The calendar days of 29, 30, and 31 are not used for the purpose of contract anniversaries. If Your initial premium is received on one of these dates, Your contract anniversary day will be the first day of the next month.

DIVIDENDS

We do not pay any dividends on the contract described in this prospectus.

PERFORMANCE

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and the rider charges. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do to not take into account capital gains or losses or the surrender charge or rider charges. The standard quotations of yield reflect the annual maintenance fee.

The money market investment division may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7-day period. Effective yield is calculated in similar manner except that income earned is assumed to be reinvested. Other investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.

We may disclose average annual total returns for one or more of the investment divisions based on the performance of a portfolio since the time the Separate Account commenced operations. We may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change to both Your old and new addresses. We may also call You to verify the change of address.

MODIFICATION TO YOUR CONTRACT

Upon notice to You, We may modify Your contract to:

      (a) permit the contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;
      (b) assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;
      (c)   reflect a change in the operation of the Separate Account; or
      (d)   provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the contract.

YOUR BENEFICIARY

You name Your beneficiary in Your contract application. The beneficiary is entitled to the death benefit of the contract. A beneficiary is revocable unless otherwise stated in the beneficiary designation. You may change a revocable beneficiary during the annuitant 's and owner's lifetime. We must receive written notice informing Us of the change. Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written notice was signed. We will not be liable for any payment made before We receive and accept the written notice. If no primary beneficiary is living when the annuitant or an owner dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the annuitant or an owner dies, then We will pay the death benefit to the owner's estate.

If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners have otherwise designated a primary beneficiary either on the application or by sending Us a written notice. If a person other than a joint owner is named a primary beneficiary, the surviving owner will not be entitled to proceeds upon the death of the first owner.

ASSIGNING YOUR CONTRACT

You may assign Your rights in a non-qualified contract. You must send a copy of the assignment to Our Principal Office. The assignment takes effect as of the date that the written notice was signed. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

WHEN WE PAY PROCEEDS FROM THIS CONTRACT

We will generally pay any death benefits, loans, withdrawals, or surrenders within seven days after receiving the required form(s) at Our Principal Office. The death benefit is determined as of the date We receive proof of death, an election of a settlement option, and any other required forms or documentation. If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.
We may delay payment for one or more of the following reasons:

      1)    We cannot determine the amount of the payment because:
            a)    the New York Stock Exchange is closed,
            b)    trading in securities has been restricted by the SEC, or
            c)    the SEC has declared that an emergency exists,
      2) The SEC by order permits Us to delay payment to protect Our owners, or
      3)    Your premium check(s) have not cleared Your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You and Your contract to the government agencies and departments.

We may defer payment of any surrender, loan or withdrawals from the Fixed Account, for up to six months after We receive Your request.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC ("Sammons Securities Company") for the distribution and sale of the contracts. Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company may enter into written sales agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay commissions to Sammons Securities Company for sales of the contracts by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for contract sales is 7.75% of premiums payments. Where lower commissions are paid, We may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company's management team; advertising expenses; and all other expenses of distributing the contracts. Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help registered representatives and/or their managers qualify for such benefits. Sammons Securities Company's registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.


We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the surrender charge; (b) the mortality and expense risks charge; (c) rider charges; (d) payments, if any, received from the underlying portfolios or their managers; and
(e) investment earnings on amounts allocated under the contract to the Fixed Account. Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly..


REGULATION

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee's contract during the first year.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on them, the Separate Account, or the Separate Account's principal underwriter, Sammons Securities Company, LLC.


LEGAL MATTERS

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

FINANCIAL STATEMENTS


The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the SAI. The address for PricewaterhouseCoopers LLP is:


                              Bank of America Plaza
                                800 Market Street
                            St. Louis, MO 63101-2695

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

                       Statement of Additional Information

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus. You can get this SAI by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Principal Office's Toll Free number at 1-877-586-0240. The following is the Table of Contents for the SAI:


                                                   TABLE OF CONTENTS
                                                                                                                            Page
THE CONTRACT                                        .........................................................................3
   Entire Contract                                  .........................................................................3
   Changes to the Contract                          .........................................................................3
   Incontestability                                 .........................................................................3
   Misstatement of Age or Sex                       .........................................................................3
   Non-participating                                .........................................................................3
   Claims of Creditors                              .........................................................................3
   Minimum Benefits                                 .........................................................................3
   Ownership                                        .........................................................................4
   Assignment                                       .........................................................................4
   Accumulation Unit Value                          .........................................................................4
   Annuity Payments                                 .........................................................................5
CALCULATION OF YIELDS AND TOTAL
RETURNS                                             .........................................................................6
   Money Market Investment Division Yield
   Calculation                                      .........................................................................6
    Other Investment Division Yield
    Calculation                                     .........................................................................7
   Standard Total Return Calculations               .........................................................................7
   Cumulative Total Returns                         .........................................................................8
   Adjusted Historical Performance Data             .........................................................................9

FEDERAL TAX MATTERS                                 .........................................................................9
   Tax-Free Exchanges (Section 1035)                .........................................................................9
   Required Distributions                           .........................................................................10
   Non-Natural Person owners                        .........................................................................10
   Diversification Requirements                     .........................................................................10
   Owner Control                                    .........................................................................11
   Taxation of Qualified Contracts                  .........................................................................11
DISTRIBUTION OF THE CONTRACTS                       .........................................................................12
SAFEKEEPING OF ACCOUNT ASSETS                       .........................................................................13
STATE REGULATION                                    .........................................................................14
RECORDS AND REPORTS                                 .........................................................................14
LEGAL MATTERS                                       .........................................................................14
FINANCIAL MATTERS                                   .........................................................................14
OTHER INFORMATION                                   .........................................................................14
CONDENSED FINANCIALS                                .........................................................................15
FINANCIAL STATEMENTS                                .........................................................................316


                         CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation. An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.

The tables below show two sets of accumulation unit values that reflect the highest and lowest levels of Separate Account annual expenses available under the contract. The information for all other accumulation unit values is in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by writing to Us at Our Principal Office, calling Us at (877) 586-0240, or faxing Us at (866) 270-9565.



Table 1 - 0.95% Asset Charge
Base Contract - with No Riders


------------------------------------------------------------------------------------------------------------------------------

Investment Division                                                                                         Number of
                                                              Accumulation Unit    Accumulation Unit       Accumulation
                                                             Value at Beginning     Value at End of       Units at End of
                                                            of Period (12/31/05)   Period (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

2006

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund                                     12.43                14.34                6525.17

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund                                     11.37                11.85               16495.77

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund                                              9.87                10.80                2167.37

------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund                                              14.07                17.48               24960.82

------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                      10.80                11.25              246432.41

------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                            11.11                13.13               20578.49

------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                               12.99                14.17               68534.62

------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                        14.20                16.88               24511.67

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                        12.14                13.18                2172.33

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                            12.26                14.23                7954.50

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                 11.90                13.77                4149.00

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Inflation Protection Fund                            10.08                10.14              132345.84

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                   13.22                16.33              218521.09

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Large Company Value Fund                             10.46                12.41                4992.28

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Mid Cap Value Fund                                   10.83                12.89                7884.45

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Ultra Fund                                           10.08                 9.65                1096.61

------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                           13.24                15.54              217541.02

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                   11.41                12.44                5566.82

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                           10.99                11.64                4182.43

------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                          9.74                 9.73               11942.62

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio                               11.28                11.97                1303.38

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio                        11.00                11.63                1845.20

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                      11.53                12.74               19311.60

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                    15.10                16.67              102311.30

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                 12.41                14.74              102744.95

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                               11.40                12.75                2983.83

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                          11.67                12.15                5243.48

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                         9.92                10.47               34236.00

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                   14.10                15.50               83150.58

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                     11.29                12.91              360524.37

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                         11.69                12.06               32141.60

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                        17.80                19.82               44069.28

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                  10.29                10.69              209711.36

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                      15.60                18.20               92487.70

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio                              11.38                13.07                1741.34

------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Core Small Cap Fund                                10.69                11.88               57116.83

------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund                             10.39                12.63               18831.07

------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT MidCap Value Fund                                  11.34                13.06               15697.41

------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                       14.85                15.90                5488.51

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                            11.45                11.81              145714.29

------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio                   13.25                15.09               14159.33

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Growth & Income Portfolio                    12.14                14.10               24339.33

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund International Portfolio                      18.01                23.03              115332.66

------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Mid-Cap Value Portfolio                      15.01                16.69              119406.10

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                       10.84                11.55                4332.17

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                       11.29                12.61                 614.04

------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                         10.08                11.27               12538.06

------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                              11.66                12.72                1815.71

------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Fasciano Portfolio                                  10.31                10.74                1595.55

------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman MidCap Growth Portfolio                             11.42                12.95                1881.25

------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Regency Portfolio                                   11.22                12.36                5297.29

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                       12.20                13.18              107582.71

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                     10.09                10.39                2681.57

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                      11.47                11.44               16796.70

------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                     10.68                10.99              508926.70

------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio                                 9.57                10.56               70474.70

------------------------------------------------------------------------------------------------------------------------------

Premier VIT PEA Renaissance Portfolio                                10.09                12.40                1323.29

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund                          6.04                 5.89               10365.03

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund                                             8.42                 9.02                3379.98

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund                           11.23                13.27               10678.85

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Fund                                        11.90                12.47                4957.64

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                   12.77                14.09                6766.09

------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                    10.65                10.22                 858.55

------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund                                         9.91                10.19                 581.98

------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                            7.64                 7.00                7267.17

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                          12.84                13.55                4803.81

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                              20.97                28.98               42932.36

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                   24.95                30.77               43254.94

------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                   22.11                28.67               19275.32

------------------------------------------------------------------------------------------------------------------------------



Table 2 - 3.60% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider


--------------------------------------------------------------------------------------------------------------------------------

Investment Division                                                                                            Number of
                                                                Accumulation Unit    Accumulation Unit       Accumulation
                                                               Value at Beginning     Value at End of       Units at End of
                                                              of Period (12/31/05)   Period (12/31/06)          Period

--------------------------------------------------------------------------------------------------------------------------------

2006

--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund                                       11.20                12.59                   0.00

--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund                                       10.25                10.41                   0.00

--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund                                                8.95                 9.54                   0.00

--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund                                                12.77                15.45                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                         9.74                 9.88                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                              10.02                11.53                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                 11.71                12.44                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                          12.80                14.82                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                         10.94                11.57                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                              11.05                12.50                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                   10.73                12.09                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Inflation Protection Fund                               9.82                 9.62                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                     11.92                14.34                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Large Company Value Fund                               10.19                11.77                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Mid Cap Value Fund                                     10.54                12.23                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Ultra Fund                                              9.82                 9.15                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                             11.94                13.64                 265.16

--------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                     10.35                10.99                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                              9.97                10.28                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                            8.84                 8.60                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio                                 10.17                10.51                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio                          9.92                10.21                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                        10.40                11.18                 312.67

--------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                      13.62                14.64                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                   11.19                12.94                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                 10.28                11.19                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                            10.52                10.67                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                           8.94                 9.19                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                     12.71                13.61                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                       10.18                11.34                 312.85

--------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                           10.54                10.59                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                          16.04                17.40                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                     9.27                 9.38                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                        14.07                15.98                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio                                10.89                12.18                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Core Small Cap Fund                                  10.41                11.28                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund                               10.12                11.98                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT MidCap Value Fund                                    11.05                12.39                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                         13.80                14.38                   0.00

--------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                              10.39                10.44                   0.00

--------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio                     12.02                13.34                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Growth & Income Portfolio                      10.94                12.38                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund International Portfolio                        16.24                20.22                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Mid-Cap Value Portfolio                        13.54                14.66                   0.00

--------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                          9.77                10.14                   0.00

--------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                         10.18                11.07                   0.00

--------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                            9.09                 9.90                   0.00

--------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                10.51                11.17                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Fasciano Portfolio                                    10.04                10.19                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman MidCap Growth Portfolio                               11.12                12.28                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Regency Portfolio                                     10.93                11.73                   0.00

--------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                         11.37                11.96                   0.00

--------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                        9.40                 9.43                 335.79

--------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                        10.68                10.38                   0.00

--------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                        9.95                 9.97                 316.56

--------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio                                   9.32                10.02                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Premier VIT PEA Renaissance Portfolio                                   9.83                11.76                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund                            5.48                 5.21                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund                              8.06                 8.41                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund                                              10.19                11.72                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P Fund                                              10.80                11.02                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                     12.22                13.13                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                      10.38                 9.70                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund                                           8.99                 9.00                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                    6.93                 6.19                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                            11.81                12.13                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                19.03                25.61                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                     22.50                27.02                   0.00

--------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                     20.33                25.68                   0.00

--------------------------------------------------------------------------------------------------------------------------------


Table 1 - 0.95% Asset Charge
Base Contract - with No Riders

------------------------------------------------------------------------------------------------------------------------------
Investment Division

                                                                                                             Number of
                                                             Accumulation Unit     Accumulation Unit       Accumulation
                                                             Value at Beginning     Value at End of       Units at End of
                                                            of Period (12/31/04)   Period (12/31/05)          Period

------------------------------------------------------------------------------------------------------------------------------
2005
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                     11.85                12.43                 15,233
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                     10.61                11.37                 33,034
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.75                 9.87                  6,249
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                              12.16                14.07                 50,897
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.73                10.80                190,674
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             9.80                11.11                 46,408
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                               11.94                12.99                 96,881
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                        12.26                14.20                 54,686
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                        11.68                12.14                  5,367
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                            10.14                12.26                  6,517
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                 11.49                11.90                  5,098
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                            10.02                10.08                      0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                   11.80                13.22                343,012
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                             10.00                10.46                  3,079
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                   10.00                10.83                  1,099
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                            9.98                10.08                 10,835
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                           12.75                13.24                259,033
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                   11.02                11.41                  1,913
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                           11.05                10.99                  3,810
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                         10.83                 9.74                 33,351
------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio                               10.97                11.28                  7,951

------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio                       10.73                11.00                 13,751

------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                      11.03                11.53                 26,781
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                    13.07                15.10                114,704
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                 11.87                12.41                123,059
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                               10.72                11.40                 12,977
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                          10.84                11.67                 16,652
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.49                 9.92                 93,144
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                   13.91                14.10                181,073
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                     10.90                11.29                332,528
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                         11.58                11.69                 77,123
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                        15.22                17.80                 62,308
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                  10.08                10.29                291,747
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                      13.26                15.60                 79,145
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                              11.21                11.38                     93
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                10.00                10.69                 23,934
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                             10.00                10.39                 13,726
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT MidCap Value Fund                                  10.00                11.34                  8,525
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                       13.35                14.85                  9,977
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                            11.25                11.45                128,083
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                   12.93                13.25                 34,561
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                    11.87                12.14                 43,520
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                      14.36                18.01                 12,845
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                      14.01                15.01                144,839
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                       10.04                10.84                 13,714
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                       10.65                11.29                  1,416
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          9.69                10.08                 36,876
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                              10.94                11.66                 10,582
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                  10.00                10.31                  1,503
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                             10.00                11.42                      0
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                   10.00                11.22                    938
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                       11.83                12.20                242,527
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                     10.09                10.09                  7,042
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                      11.34                11.47                 29,368
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                     10.53                10.68                416,450
------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                10.00                 9.57                      0
------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                10.00                10.09                      0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund                         10.00                10.65                  1,786
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund                                             6.02                 6.04                 39,046
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund                            8.97                 8.42                  3,629
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund                                         7.77                 7.64                  3,942
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                   10.90                11.23                 53,225
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                    11.88                11.90                 14,416
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                        11.34                12.77                    183
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                            9.80                 9.91                  2,063
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                          13.37                12.84                  9,228
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                              16.04                20.97                 20,897
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                   16.61                24.95                 38,642
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                   18.44                22.11                 27,723
------------------------------------------------------------------------------------------------------------------------------


Table 2 - 3.60% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher
Education Rider and Estate Planning Rider

---------------------------------------------------------------------------------------------------------------------------------
Investment Division

                                                                                                                Number of
                                                                Accumulation Unit     Accumulation Unit      Accumulation
                                                                Value at Beginning     Value at End of       Units at End of
                                                               of Period (12/31/04)   Period (12/31/05)          Period

---------------------------------------------------------------------------------------------------------------------------------
2005
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                        10.97                11.20                      0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                         9.82                10.25                      0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 9.08                 8.95                      0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                 11.32                12.77                      0
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          9.01                 9.74                      0
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                9.07                10.02                      0
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  11.05                11.71                      0
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           11.35                12.80                      0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                           10.81                10.94                      0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.38                11.05                      0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                    10.64                10.73                      0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                               10.02                 9.82                      0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                      10.92                11.92                      0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                10.00                10.19                      0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                      10.00                10.54                      0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                               9.98                 9.82                      0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                              11.80                11.94                    307
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      10.27                10.35                      0
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              10.29                 9.97                      0
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            10.09                 8.84                      0
---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio                                  10.16                10.17                      0

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio                           9.93                 9.92                      0

---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         10.21                10.40                    362
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       12.10                13.62                      0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    10.98                11.19                      0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   9.92                10.28                      0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             10.03                10.52                      0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            8.78                 8.94                      0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      12.88                12.71                      0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        10.09                10.18                    362
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            10.72                10.54                      0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           14.09                16.04                      0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.33                 9.27                      0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         12.27                14.07                      0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                 11.02                10.89                      0
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                   10.00                10.41                      0
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                10.00                10.12                      0
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT MidCap Value Fund                                     10.00                11.05                      0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                          12.73                13.80                      0
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                               10.48                10.39                      0
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                      12.05                12.02                      0
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                       10.99                10.94                      0
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                         13.29                16.24                      0
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                         12.96                13.54                      0
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           9.30                 9.77                      0
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           9.86                10.18                      0
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             8.97                 9.09                      0
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 10.12                10.51                      0
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                     10.00                10.04                      0
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                10.00                11.12                      0
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                      10.00                10.93                      0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                          11.32                11.37                      0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.65                 9.40                    380
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                         10.85                10.68                      0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                        10.07                 9.95                    357
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                   10.00                 9.32                      0
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                   10.00                 9.83                      0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund                            10.00                10.38                      0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund                               8.82                 8.06                      0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund                                                5.60                 5.48                      0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P Fund                                                7.24                 6.93                      0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      10.16                10.19                      0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       11.07                10.80                      0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                           11.14                12.22                      0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.13                 8.99                      0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             12.62                11.81                      0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 14.94                19.03                      0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      15.37                22.50                      0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      17.41                20.33                      0
---------------------------------------------------------------------------------------------------------------------------------


Table 1 - 0.95% Asset Charge
--------------------------------------------------------------------------------------------------------------------------------
Base Contract - with No Riders
--------------------------------------------------------------------------------------------------------------------------------
Investment Division

                                                                                                                  Number of
                                                                   Accumulation Unit    Accumulation Unit      Accumulation
                                                                 Value at Beginning     Value at End of       Units at End of
                                                                 of Period 12/31/04     Period 12/31/04           Period

----------------------------------------------------------------------------------------------------------------------------------
2004
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund1                                       11.01                11.85                 4,870
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund2                                       9.96                 10.61                 9,390
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund3                                               9.41                 9.75                  1,989
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund4                                                9.93                 12.16                20,836
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         9.31                 9.73                 49,702
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               9.15                 9.80                 15,807
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  10.66                11.94                32,344
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           10.62                12.26                15,677
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                           10.74                11.68                 1,941
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                               9.51                 10.14                 1,990
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                    10.31                11.49                 1,887
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                      10.38                11.80                112,135
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                              11.27                12.75                78,229
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio)                                     10.38                11.02                  878
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              10.20                11.05                 2,001
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            9.90                 10.83                18,012
----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio                                  10.53                10.97                 3,688

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio                           10.25                10.73                 4,727

----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         10.59                11.03                 6,921
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       11.46                13.07                38,164
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    10.77                11.87                53,682
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  10.25                10.72                 4,516
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             10.24                10.84                 6,508
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           9.29                 9.49                 44,408
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      12.84                13.91                85,610
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        9.97                 10.90                98,733
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            11.22                11.58                33,991
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           12.33                15.22                24,160
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     10.05                10.08                74,003
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         11.81                13.26                23,962
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/2004-12/31/2004)           10.00                11.21                   0
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                               10.89                11.25                45,720
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                      7.62                 12.93                14,436
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                          0.00                 13.35                 3,887
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                       8.20                 11.87                16,188
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                         8.58                 14.36                 3,124
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                         9.22                 14.01                45,732
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                          6.99                 10.04                 6,140
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          8.02                 10.65                  679
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            6.97                 9.69                 14,704
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 7.76                 10.94                 2,851
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                          10.90                11.83                101,819
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                        10.00                10.09                 1,862
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                         10.51                11.34                 4,511
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                        10.13                10.53                129,543
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    11.10                6.02                  5,889
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund  (5/1/04-12/31/04)                                   10.00                8.97                   804
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      6.97                 10.90                18,768
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       7.61                 11.88                 4,750
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                         10.00                11.34                  161
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.87                 9.80                   712
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      11.55                7.77                   572
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             10.57                13.37                 3,171
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 8.42                 16.04                 7,192
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      9.41                 16.61                11,791
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      10.26                18.44                10,095
----------------------------------------------------------------------------------------------------------------------------------
1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO VIF-Health Sciences Fund
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund


Table 2 - 3.60% Asset Charge
----------------------------------------------------------------------------------------------------------------------------------
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
----------------------------------------------------------------------------------------------------------------------------------
  Investment Division

                                                                                                                       Number of
                                                                        Accumulation Unit    Accumulation Unit       Accumulation
                                                                        Value at Beginning     Value at End of      Units at End of
                                                                        of Period 12/31/04     Period 12/31/04          Period

-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund1                                              10.46                10.97                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund2                                              9.47                 9.82                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund3                                                      9.00                 9.08                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund4                                                       9.50                 11.32                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                8.85                 9.01                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                      8.69                 9.07                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                         10.13                11.05                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                  10.10                11.35                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                  10.21                10.81                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                      9.04                 9.38                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                           9.80                 10.64                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                             9.86                 10.92                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                     10.71                11.80                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                             9.93                 10.27                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                     9.76                 10.29                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                   9.47                 10.09                   0
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio                                         10.01                10.16                   0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio                                  9.74                 9.93                    0

-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                                10.07                10.21                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                              10.89                12.10                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                           10.24                10.98                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                         9.75                 9.92                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                    9.73                 10.03                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                  8.83                 8.78                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                             12.20                12.88                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                               9.48                 10.09                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                   10.67                10.72                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                  11.72                14.09                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                            9.56                 9.33                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                11.23                12.27                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (Period from 5/31/04-12/31/04)         10.00                11.02                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                      10.41                10.48                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                             9.82                 12.05                   0
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                                 11.79                12.73                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                              10.11                10.99                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                                11.42                13.29                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                                10.84                12.96                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                 8.55                 9.30                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                 9.20                 9.86                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                   8.75                 8.97                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                        9.08                 10.12                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                 10.71                11.32                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                               9.82                 9.65                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                                10.32                10.85                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                               9.95                 10.07                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                           6.59                 5.60                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (Period from 5/31/04-12/31/04)                              10.00                8.82                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                             9.19                 10.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                              10.49                11.07                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (Period from 5/31/04-12/31/04)                   10.00                11.14                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                           9.45                 9.13                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                             8.36                 7.24                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                    11.99                12.62                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                        12.31                14.94                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                             12.86                15.37                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                             13.25                17.41                   0
-----------------------------------------------------------------------------------------------------------------------------------
1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO VIF-Health Sciences Fund 3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund


Table 3 - 0.95% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract - with No Riders
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division

                                                                                                                  Number of
                                                                       Accumulation Unit    Accumulation Unit   Accumulation
                                                                      Value at Beginning     Value at End of   Units at End of
                                                                      of Period 12/31/03     Period 12/31/03        Period

-----------------------------------------------------------------------------------------------------------------------------------
2003
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                              6.96                 9.31                 20,975
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                    6.85                 9.15                 17,909
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                       7.28                 10.66                14,172
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                7.53                 10.62                 9,790
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                           9.08                 10.74                 1,303
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                               7.97                 9.51                  1,261
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                                    8.05                 10.31                 1,689
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                      8.42                 10.38                32,602
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                              8.83                 11.27                25,644
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                           7.64                 0.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                       5.96                 0.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                           8.58                 10.38                  413
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                   7.82                 10.20                  287
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                 7.16                 9.90                  5,518
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio                                       9.04                 10.53                 2,667

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio                                8.41                 10.25                 4,349

-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                              9.11                 10.59                 4,855
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                            9.02                 11.46                11,557
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                         8.36                 10.77                17,667
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                       8.38                 10.25                 3,241
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                  7.99                 10.24                 5,070
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                7.08                 9.29                  8,753
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                           10.22                12.84                15,851
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                             7.86                 9.97                 33,565
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                 10.80                11.22                11,255
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                9.00                 12.33                10,071
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                          10.05                10.05                39,326
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                              8.34                 11.81                 5,802
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                          8.57                 11.01                 4,577
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                             7.87                 9.96                  7,576
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                                  6.54                 9.41                  1,200
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                                   8.54                 9.93                  2,635
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                                 10.60                10.89                21,153
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                        7.62                 10.27                 2,567
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/03)          0.00                 12.04                  826
-----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                      7.40                 9.43                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                        8.20                 10.64                 6,819
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                          8.58                 12.01                 1,045
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                          9.22                 11.40                17,624
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                               6.99                 9.00                  3,538
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                               8.02                 9.68                   147
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                 6.97                 9.21                 12,198
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                      7.76                 9.56                  2,642
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                           10.00                10.90                86,615
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                         10.00                10.00                  989
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                          10.00                10.51                 3,015
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                         10.00                10.13                38,780
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                         11.10                6.89                   601
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                           6.97                 9.60                 17,298
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                            7.61                 10.97                 2,116
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                         9.97                 9.87                   791
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                           11.55                8.74                  1,220
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                             10.26                0.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                  10.57                12.37                 2,810
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                      8.42                 12.86                 3,811
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                           9.41                 13.52                 7,461
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                           10.26                13.67                 6,141
-----------------------------------------------------------------------------------------------------------------------------------


Table 4 - 3.60% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
-----------------------------------------------------------------------------------------------------------------------------------
    Investment Division

                                                                                                                   Number of
                                                                    Accumulation Unit    Accumulation Unit       Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                     of Period 12/31/03     Period 12/31/03          Period

-----------------------------------------------------------------------------------------------------------------------------------
2003
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                               6.79                 8.85                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                     6.69                 8.69                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                        7.11                 10.13                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                 7.35                 10.10                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                            8.86                 10.21                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                                7.78                 9.04                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                                     7.86                 9.80                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                       8.22                 9.86                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                               8.62                 10.71                   0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                            7.51                 0.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                        5.86                 0.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                            8.43                 9.93                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                    7.68                 9.76                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                  7.03                 9.47                    0
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio                                        8.82                 10.01                   0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio                                 8.21                 9.74                    0

-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                               8.89                 10.07                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                             8.81                 10.89                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                          8.16                 10.24                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                        8.18                 9.75                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                   7.80                 9.73                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                 6.91                 8.83                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                            9.98                 12.20                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                              7.67                 9.48                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                  10.54                10.67                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                 8.79                 11.72                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                           9.81                 9.56                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                               8.14                 11.23                   0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                           8.37                 10.46                   0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                              7.68                 9.47                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                                   6.42                 9.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                                    8.39                 9.50                    0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                                  10.41                10.41                   0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                         7.49                  9.82                   0
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/03)           0.00                 11.79                   0
-----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                       7.23                 8.96                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                         8.00                 10.11                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                           8.38                 11.42                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                           9.00                 10.84                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                6.82                 8.55                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                7.83                 9.20                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                  6.80                 8.75                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                       7.57                 9.08                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                            10.00                10.71                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                          10.00                9.82                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                           10.00                10.32                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                          10.00                9.95                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                          10.91                6.59                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                            6.84                 9.19                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                             7.48                 10.49                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                          9.79                 9.45                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                            11.35                8.36                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                              10.21                0.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                   10.52                11.99                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                       8.27                 12.31                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                            9.19                 12.86                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                            10.21                13.25                   0
-----------------------------------------------------------------------------------------------------------------------------------


Table 5 - 0.95% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract - with No Riders
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division

                                                                                                                    Number of
                                                                        Accumulation Unit    Accumulation Unit    Accumulation
                                                                       Value at Beginning     Value at End of   Units at End of
                                                                       of Period 12/31/02     Period 12/31/02        Period

-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                           10.00                6.96                   249
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                 10.00                6.85                  2,727
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                    10.00                7.28                   274
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)              10.00                7.53                  1,559
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                       10.00                9.08                   11
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)            10.00                7.97                   24
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                  10.00                8.05                   127
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 - 12/31/02)                    10.00                8.42                   432
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                           10.00                8.83                  1,002
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                        10.00                7.64                    0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                   10.00                5.96                    0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                        10.00                8.58                    0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                10.00                7.82                    0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)              10.00                7.16                    0
-------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio  (2/1/02 - 12/31/02)                   10.00                9.04                   27

-------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio(2/1/02 - 12/31/02)              10.00                8.41                    0

-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                           10.00                9.11                   48
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                         10.00                9.02                  1,090
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.36                  1,379
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                    10.00                8.38                  1,518
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                10.00                7.99                  1,757
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                             10.00                7.08                  5,692
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                        10.00                10.22                  10
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                          10.00                7.86                  4,605
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)              10.00                10.80                 2,855
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                             10.00                9.00                   681
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                       10.00                10.05                 1,845
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                           10.00                8.34                   458
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                       10.00                8.57                  1,183
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                          10.00                7.87                  1,449
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                               10.00                6.54                   120
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                10.00                8.54                    0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 - 12/31/02)              10.00                10.60                 1,950
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/02)                                                           10.00                7.62                    0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                  10.00                7.40                   13
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.20                   328
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                       10.00                8.58                    0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                       10.00                9.22                  1,983
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                            10.00                6.99                   27
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                            10.00                8.02                    0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/02)                              10.00                6.97                   860
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 - 12/31/02)                                   10.00                7.76                  1,260
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                      10.00                11.10                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/02)                                        10.00                6.97                   345
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/02)                                         10.00                7.61                   310
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                      10.00                9.97                    0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                        10.00                11.55                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 - 12/31/02)                        10.00                10.26                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/02)                             10.00                10.57                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                   10.00                8.42                    0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                       10.00                9.41                   21
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/02)                      10.00                10.26                   0
-------------------------------------------------------------------------------------------------------------------------------



Table 6 - 3.60% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
-----------------------------------------------------------------------------------------------------------------------------------
    Investment Division

                                                                                                                    Number of
                                                                         Accumulation Unit   Accumulation Unit    Accumulation
                                                                       Value at Beginning     Value at End of   Units at End of
                                                                       of Period 12/31/02     Period 12/31/02       Period

-----------------------------------------------------------------------------------------------------------------------------------
2002
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                           10.00                6.79                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                 10.00                6.69                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                    10.00                7.11                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)              10.00                7.35                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                       10.00                8.86                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)            10.00                7.78                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                  10.00                7.86                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 - 12/31/02)                    10.00                8.22                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                           10.00                8.62                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                        10.00                7.51                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                   10.00                5.86                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                        10.00                8.43                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)                10.00                7.68                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)              10.00                7.03                    0
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio  (2/1/02 - 12/31/02)                   10.00                8.82                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio(2/1/02 - 12/31/02)              10.00                8.21                    0

-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                           10.00                8.89                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                         10.00                8.81                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                      10.00                8.16                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                    10.00                8.18                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)                10.00                7.80                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                             10.00                6.91                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                        10.00                9.98                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                          10.00                7.67                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)              10.00                10.54                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                             10.00                8.79                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                       10.00                9.81                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                           10.00                8.14                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                       10.00                8.37                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                          10.00                7.68                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                               10.00                6.42                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                                10.00                8.39                    0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 - 12/31/02)              10.00                10.41                   0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)
(5/1/02 - 12/31/02)                                                           10.00                7.49                    0
-----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                  10.00                7.23                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                     10.00                8.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                       10.00                8.38                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                       10.00                9.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                            10.00                6.82                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                            10.00                7.83                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/02)                              10.00                6.80                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 - 12/31/02)                                   10.00                7.57                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                      10.00                10.91                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/02)                                        10.00                6.84                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/02)                                         10.00                7.48                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                      10.00                9.79                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                        10.00                11.35                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 - 12/31/02)                        10.00                10.21                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/02)                             10.00                10.52                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                   10.00                8.27                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                       10.00                9.19                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/02)                      10.00                10.21                   0
-----------------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX I
                Guaranteed Minimum Withdrawal Benefit - Examples

Example 1: Assume You select the GMWB rider when You purchase Your contract and Your initial premium is $100,000.
      o     Your guaranteed amount is $100,000, which is Your initial premium.
      o Your payment amount is $7,000, which is 7% of Your initial Guaranteed Amount.

Example 2: Assume the same facts as Example 1. If You make an additional premium payment of $50,000, then
      o Your guaranteed amount is $150,000, which is Your prior guaranteed amount ($100,000) plus Your additional premium payment ($50,000).
      o Your payment amount is $10,500, which is Your prior payment amount ($7,000) plus 7% of Your additional premium payment ($3,500).

Example 3: Assume the same facts as Example 1. If You take the maximum payment amount before the end of the first contract year, then
      o Your guaranteed amount becomes $93,000, which is Your prior guaranteed amount ($100,000) minus the payment amount ($7,000).
      o Your payment amount for the next year remains $7,000, because You did not take more than the payment amount ($7,000).

Each time a withdrawal is taken from the contract, the withdrawal is deducted from the guaranteed amount (this is the "new Guaranteed Amount") and the withdrawal is deducted from the contract's accumulation value (this is the "new accumulation value"). There are three distinct circumstances that may occur when the total withdrawals exceed the payment amount in any contract year.

First, following a withdrawal that exceeds the payment amount, the new accumulation value may equal or exceed the new guaranteed amount and the net premiums (total premiums less withdrawals prior to current withdrawal). In this case, the new guaranteed amount and the payment amount remains unchanged.

Second, following a withdrawal that exceeds the payment amount, the new accumulation value may equal or exceed the new guaranteed amount and be less than the net premiums (total premiums less withdrawals prior to current withdrawal). In this case the new guaranteed amount is unchanged and the payment amount is reduced to 7% of the new accumulation value.

Finally, following a withdrawal that exceeds the payment amount, the new accumulation value may be less than the new Guaranteed Amount. In this case the new guaranteed amount is reduced to the new accumulation value and the payment amount is reduced to 7% of the new Guaranteed Amount. Examples 4, 5 and 6 demonstrate these circumstances, respectively.


Example 4: Assume the same facts as Example 1. If You withdraw $50,000, and Your accumulation value is $150,000 at the time of the withdrawal, then
We recalculate Your guaranteed amount by comparing the results of two calculations:
      o First We deduct the amount of the withdrawal ($50,000) from Your accumulation value ($150,000). This equals $100,000 and is Your "new accumulation value".
      o Second, We deduct the amount of the withdrawal ($50,000) from Your guaranteed amount ($100,000). This is $50,000 and is Your "new Guaranteed Amount".

Since the new accumulation value ($100,000) is greater than or equal to the new guaranteed amount ($50,000), and it is greater than or equal to Your net premiums in the contract before the withdrawal ($100,000), there is no reduction in the new guaranteed amount ($50,000) or the payment amount ($7,000).

Example 5: Assume the same facts as Example 1. If You withdraw $60,000, and Your accumulation value is $150,000 at the time of the withdrawal, then
We recalculate Your guaranteed amount by comparing the results of two calculations:
      o First We deduct the amount of the withdrawal ($60,000) from Your accumulation value ($150,000). This equals $90,000 and is Your "new accumulation value".
      o Second, We deduct the amount of the withdrawal ($60,000) from Your guaranteed amount ($100,000). This is $40,000 and is Your "new Guaranteed Amount".

Since the new accumulation value ($90,000) is greater than or equal to the new guaranteed amount ($40,000), but less than Your net premiums in the contract before the withdrawal ($100,000), there is no reduction in the new guaranteed amount ($40,000) and the payment amount is reduced. The new payment amount is 7% of Your new accumulation value, which is $6,300.

Example 6: Assume the same facts as Example 1. If You withdraw $50,000, and Your accumulation value is $80,000 at the time of the withdrawal, then
We recalculate Your guaranteed amount by comparing the results of two calculations:
      o First We deduct the amount of the withdrawal ($50,000) from Your accumulation value ($80,000). This equals $30,000 and is Your "new accumulation value".
      o Second, We deduct the amount of the withdrawal ($50,000) from Your guaranteed amount ($100,000). This is $50,000 and is Your "new Guaranteed Amount).

Since the new accumulation value ($30,000) is less than the new guaranteed amount ($50,000), Your new guaranteed amount is reduced to the new accumulation value ($30,000) and the payment amount is reduced to 7% of the new guaranteed amount ($2,100).

Example 7: Assume the same facts as Example 1. If You elect to "step up" Your GMWB after the 5th contract anniversary following the addition of this rider to Your contract, assuming You have made no withdrawals during the 5 years the rider has been inforce, and Your accumulation value at the time of step up is $200,000, then
We recalculate Your guaranteed amount by comparing the results of two calculations:
      o We recalculate Your new guaranteed amount to equal Your accumulation value, which is $200,000.
Your new payment amount is equal to 7% of Your new Guaranteed Amount, or $14,000.

                                   APPENDIX II
                         Guaranteed Income 5 - Examples


Basic Calculations


Example 1: Assume You select the Guaranteed Income 5 rider when You purchase Your contract, You are age 65 and Your initial premium is $100,000.
      o Your Guaranteed Payment Benefit (GPB) is $100,000, which is Your initial premium.
      o     Your GPA is $5,000, which is 5% of Your initial GPB.
      o     Your LPA is $5,000, which is 5% of Your initial GPB.

Example 2: Assume the same facts as Example 1. If You make an additional premium payment of $50,000, then:
      o Your GPB would be $150,000, which is Your prior GPB ($100,000) plus Your additional premium payment ($50,000).
      o Your GPA is $7,500, which is Your prior GPA ($5,000) plus 5% of Your additional premium payment ($2,500).
      o Your LPA is $7,500, which is Your prior LPA ($5,000) plus 5% of Your additional premium payment ($2,500).

Example 3: Assume the same facts as Example 1. If You take the maximum GPA ($5,000) before the end of the first contract year, then
      o Your GPB becomes $95,000, which is Your prior GPB ($100,000) minus the GPA ($5,000).
      o Your GPA for the next year remains $5,000, because You did not take more than the maximum GPA ($5,000).
      o Your LPA for the next year remains $5,000, because You did not take more than the maximum LPA ($5,000).

Example 4: Assume the same facts as Example 1, except the issue age is 64. You would not have an LPA benefit until age 65. On Your first contract anniversary You would be 65, so Your LPA would calculate.
      o     GPB is $100,000, which was Your initial premium.
      o     GPA is $5,000, which is 5% of Your initial GPB.
      o Your LPA would be $5,000, which is 5% of Your GPB ($100,000) on Your contract anniversary.

Withdrawals for more than Your GPA

Example 5: Assume the same facts as Example 1. If You withdraw $40,000 and Your accumulation value is $150,000 at the time of withdrawal, then
      o Your GPB is $60,000, which is the lesser of Your new accumulation value ($110,000) and Your GPB prior to the withdrawal minus the withdrawal ($60,000).
      o Your GPA is $5,000, which is the lesser of Your GPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($110,000) and Your GPB ($60,000) after the withdrawal.
      o Your LPA is $5,000, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($110,000) and Your GPB ($60,000) after the withdrawal.

Example 6: Assume the same facts as Example 1. If You withdraw $60,000 and Your accumulation value is $150,000 at the time of withdrawal, then
      o Your GPB is $40,000, which is the lesser of Your new accumulation value, then($90,000) and Your GPB prior to the withdrawal minus the withdrawal ($40,000).
      o Your GPA is $4,500, which is the lesser of Your GPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($90,000) and Your GPB ($40,000) after the withdrawal.
      o Your LPA is $4,500, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($90,000) and Your GPB ($40,000) after the withdrawal.

Example 7: Assume the same facts as Example 1. If You withdraw $40,000 and Your accumulation value is $90,000 at the time of withdrawal, then
      o Your GPB is $50,000, which is the lesser of Your new accumulation value ($50,000) and Your GPB prior to the withdrawal minus the withdrawal ($60,000).
      o Your GPA is $2,500, which is the lesser of Your GPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($50,000) and Your GPB ($50,000) after the withdrawal.
      o Your LPA is $2,500, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($50,000) and Your GPB ($50,000) after the withdrawal.

Step-Up

Example 8: Assume the same facts as in Example 1. If You elect to "Step-Up" Your benefit after the 5th contract anniversary following the addition of this rider to Your contract, assuming You have made no withdrawals during the 5 years the rider has been in force, and Your accumulation value at the time of step up is $200,000, then
      o Your GPB is $200,000, which is Your accumulation value on the Step-Up Date.
      o Your new GPA is $10,000, which is the greater of Your GPA prior to Step-Up ($5,000) and 5% of Your new GPB ($200,000).
      o Your new LPA is $10,000, which is the greater of Your LPA prior to Step-Up ($5,000) and 5% of Your new GPB ($200,000).

Example 9: Assume the same facts as in Example 1. If You had taken $5,000 withdrawals each of Your first 5 contract years, Your GPB would be $75,000. If You elect to "Step-Up" Your benefit after the 5th contract anniversary and Your accumulation value at the time of step up is $90,000, then
      o     Your GPB is $90,000, which is Your accumulation value on the Step-Up
            Date.
      o Your new GPA is $5,000, which is the greater of Your GPA prior to Step-Up ($5,000) and 5% of Your new GPB ($90,000).
      o Your new LPA is $5,000, which is the greater of Your LPA prior to Step-Up ($5,000) and 5% of Your new GPB ($90,000).

Bonus Credit

Example 10: Assume the same facts as in Example 1. If You have not taken any withdrawals as of Your first contract anniversary, You would get a bonus credit, then
      o Your GPB is $105,000, which is Your GPB prior to the Bonus Credit ($100,000) plus 5% of Your initial GPB ($100,000).
      o     Your GPA is $5,250, which is the greater of Your GPA prior to the bonus credit ($5,000) and 5% of Your current GPB ($105,000).
      o     Your LPA is $5,250, which is the greater of Your LPA prior to the bonus credit ($5,000) and 5% of Your current GPB ($105,000).

Example 11: Assume the same facts as in Example 3. Since You took a withdrawal in year 1, You would not get a bonus credit in year 1. If You have not taken any withdrawals in year 2, You would get a bonus credit, then
      o Your GPB is $100,000, which is Your GPB prior to the Bonus Credit ($95,000) plus 5% of Your initial GPB ($100,000).
      o     Your GPA is $5,000, which is the greater of Your GPA prior to the bonus credit ($5,000) and 5% of Your current GPB ($100,000).
      o     Your LPA is $5,000, which is the greater of Your LPA prior to the bonus credit ($5,000) and 5% of Your current GPB ($100,000).

Example 12: Assume the same facts as in Example 11. Since You took a withdrawal in year 1, You would not get a bonus credit in year 1. Since You did not take a withdrawal in year 2, You would receive a bonus credit in year 2. Now assume You took a withdrawal in year 3 for $50,000. You would not get a bonus credit in year 3 and, because the $50,000 exceeds Your GPA of $5,000, You will not be eligible to receive any more bonus credits, even if You do not take withdrawals in years 4 through 10.

GPA is more than LPA

Example 13: Assume the same facts as in Example 1, except the issue age is 60. Since the issue age is 60, the LPA would not calculate for 5 years (until age
65). Assume You take withdrawals of $5,000 each of the first 5 contract years, then
      o Your GPB is $75,000, which is Your initial GPB ($100,000) minus $5,000 for 5 contract years.
      o Your GPA is $5,000, which is Your initial GPA ($5,000), since You have not taken more than Your GPA in any contract year.
      o Your initial LPA is $3,750, which is 5% times Your GPB ($75,000) on Your 5th contract anniversary.

Example 14: Assume the same facts as in Example 12. If You take a withdrawal for $4,000 which is greater than Your LPA, but less than Your GPA, then Your LPA would recalculate, and
      o Your GPB is $71,000, which is Your prior GPB ($75,000) minus Your withdrawal ($4,000) since the withdrawal was less than the GPA.
      o Your GPA for the next year remains $5,000, because You did not take more than the maximum GPA ($5,000).
      o     Your LPA is $3,550, which is 5% times Your GPB ($71,000).

                                  APPENDIX III
                    Guaranteed Income Select Rider - Examples

Example 1: Assumes a 55 year old male elects the Guaranteed Income Select Rider at issue. At age 65, the contract holder wishes to annuitize for a life payout option.

Age                                                                                   Contract Values

55    Initial Premium                                                                 $100,000.00

65    Base Contract Account Value                                                     $100,000.00
      Base Contract Income Factor                                                     5.69
      Base Contract Monthly Income Payment                                            $569.00

      GMIB Roll-Up Benefit                                                            $162,889
      GMIB Annual Step-Up Benefit                                                     $125,000
      GMIB Accumulation value (greater of roll-up and Annual Step-Up benefit)         $162,889
      GMIB Income Factor                                                              4.65
      GMIB Monthly Income Payment                                                     $757.44

      Monthly Income Payment (greatest income payment)                                $757.44


Example 2:  Assumes the same facts as Example 1.

Age                                                                                   Contract Values

55    Initial Premium                                                                 $100,000.00

65    Base Contract Account Value                                                     $140,000.00
      Base Contract Income Factor                                                     5.69
      Base Contract Monthly Income Payment                                            $796.60

      GMIB Roll-Up Benefit                                                            $162,889
      GMIB Annual Step-Up Benefit                                                     $190,000
      GMIB Accumulation value (greater of roll-up and Annual Step-Up benefit)         $190,000
      GMIB Income Factor                                                              4.65
      GMIB Monthly Income Payment                                                     $883.50

      Monthly Income Payment (greatest income payment)                                $883.50


Example 3:  Assumes the same facts as Example 1.

Age                                                                                   Contract Values

55      Initial Premium                                                               $100,000.00

65      Base Contract Account Value                                                   $150,000.00
        Base Contract Income Factor                                                   5.69
        Base Contract Monthly Income Payment                                          $853.50

        GMIB Roll-Up Benefit                                                          $162,889
        GMIB Annual Step-Up Benefit                                                   $160,000
        GMIB accumulation value (greater of roll-up and Annual Step-Up benefit)       $162,889
        GMIB Income Factor                                                            4.65
        GMIB Monthly Income Payment                                                   $757.44

        Monthly Income Payment (greatest income payment)                              $853.50


Example 4: Assumes a 55 year old male elects the Guaranteed Income Select Rider at issue. At age 65, the contract holder chooses not to annuitize and keeps the contract inforce.

Age                                                                                   Contract Values

55    Initial Premium                                                                 $100,000.00

65    Base Contract Account Value before GMAB benefit                                 $90,000.00

      GMAB Benefit                                                                    $100,000.00

      Base Contract Account Value after GMAB benefit                                  $100,000.00


Example 5:  Assumes the same facts as Example 4.

Age                                                                                   Contract Values

55    Initial Premium                                                                 $100,000.00

65    Base Contract Account Value before GMAB benefit                                 $150,000.00

      GMAB Benefit                                                                    $100,000.00

      Base Contract Account Value after GMAB benefit                                  $150,000.00


The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses. A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll free)

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090. Reports and other information about Midland National Life Insurance Company are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC 20549-0102.


SEC File No. 811-07772

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE
                  NATIONAL ADVANTAGE VARIABLE ANNUITY CONTRACT
               Flexible Premium Deferred Variable Annuity Contract
                                   Offered by
                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
               (Through Midland National Life Separate Account C)
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)



This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the National Advantage Variable Annuity ("contract") offered by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated May 1, 2007, by contacting Us at our Principal Office using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.





This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the portfolios currently available in the contract.



                                Dated May 1, 2007


                                TABLE OF CONTENTS

THE CONTRACT................................................................................................................3
      Entire Contract.......................................................................................................3
      Changes to the Contract...............................................................................................3
      Incontestability......................................................................................................3
      Misstatement of Age or Sex............................................................................................3
      Non-participating.....................................................................................................3
      Claims of Creditors...................................................................................................3
      Minimum Benefits......................................................................................................3
      Ownership.............................................................................................................4
      Assignment............................................................................................................4
      Accumulation Unit Value...............................................................................................4
      Annuity Payments......................................................................................................5
CALCULATION OF YIELDS AND TOTAL RETURNS.....................................................................................6
      Money Market Investment Division Yield Calculation....................................................................6
      Other Investment Division Yield Calculations..........................................................................7
      Standard Total Return Calculations....................................................................................7
      Cumulative Total Returns..............................................................................................8
      Adjusted Historical Performance Data..................................................................................9
FEDERAL TAX MATTERS.........................................................................................................9
      Tax-Free Exchanges (Section 1035).....................................................................................9
      Required Distributions...............................................................................................10
      Non-Natural Person owners............................................................................................10
      Diversification Requirements.........................................................................................10
      Owner Control........................................................................................................11
      Taxation of Qualified Contracts......................................................................................11

DISTRIBUTION OF THE CONTRACTS..............................................................................................12
SAFEKEEPING OF ACCOUNT ASSETS..............................................................................................14
STATE REGULATION...........................................................................................................15
RECORDS AND REPORTS........................................................................................................15
LEGAL MATTERS..............................................................................................................15
FINANCIAL MATTERS..........................................................................................................15
OTHER INFORMATION..........................................................................................................15
CONDENSED FINANCIALS.......................................................................................................16
FINANCIAL STATEMENTS......................................................................................................322


THE CONTRACT

ENTIRE CONTRACT

The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

CHANGES TO THE CONTRACT

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations. A change will be made by attaching an endorsement to the contract.

INCONTESTABILITY

We will not contest the contract.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex. Any underpayments made by Us will be paid to the payee. Any overpayments made by Us will be charged against benefits falling due after adjustment. All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

NON-PARTICIPATING

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

CLAIMS OF CREDITORS

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

MINIMUM BENEFITS

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.



OWNERSHIP

The contract belongs to You. You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

1)          Any assignee of record with Us;
2)          Any irrevocable beneficiary; and
3)          Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation. Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed. However, We are not liable for payments made by Us before We record the written notice. A change of owner may have adverse tax consequences.

ASSIGNMENT

An assignment may have adverse tax consequences.
You may assign the contract by giving Us written notice. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

ACCUMULATION UNIT VALUE

We determine accumulation unit values for each investment division of Our Separate Account at the end of each business day. The accumulation unit value for each investment division was initially set at $10.00. The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

o First, We take the net asset value per share held in the investment division at the end of the current business day plus the per share amount of any dividends or capital gain distributions on shares held in the investment divisions on the current business day; minus the per share amount of any capital loss, realized or unrealized, on shares held in the investment divisions on the current business day.

o Then, We divide this amount by the net asset value per share held in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).

o Then, We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge for the basic contract, with no riders, is currently 0.00260% which is an effective annual rate of 0.95%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account. The daily charge, for a contract with the highest possible combination of the riders, is currently 0.00986% which as an effective annual rate of 3.60%. The highest possible combination of rider charges is for all riders except for the Surrender Charge Rider the Guaranteed Income SelectRider, the Guaranteed Minimum Withdrawal Benefit Rider (GMWB) and the Guaranteed Income 5 Rider. The Surrender Charge Rider cannot be elected in combination with the Bonus Credit and the Higher Education Riders. The GMWB Rider cannot be elected in combination with the Higher Education, Guaranteed Income 5, Guaranteed IncomeSelector Estate Planning Riders. The Guaranteed Income 5Rider cannot be elected in combination with the Higher Education, GMWB, Guaranteed Income Select, Bonus Credit or Estate Planning Riders. The Guaranteed Income Select Rider cannot be elected with the GMWB, Guaranteed IncomeSelector the Higher Education Riders.

o Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the funds, and also for any charges.

ANNUITY PAYMENTS

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the maturity date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than 10 business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was initially set at $10. The Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

    (1)   = the Annuity Unit Value for the preceding business day:

    (2) = the net investment factor (as described above) for that division on that business day.

    (3) = the investment result adjustment factor 0.99986634% per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the maturity date will only be allowed twice per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET INVESTMENT DIVISION YIELD CALCULATION

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market investment division's and Rydex VT U.S. Government Money Market Fund investment division's (called "the money market investment divisions" for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment divisions or on their respective portfolio securities. This current annualized yield is computed for each money market investment division by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the a money market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment divisions of the Separate Account will be lower than the yield for the respective money market investment divisions or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment divisions for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment divisions normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment divisions' actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment divisions or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment divisions or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

OTHER INVESTMENT DIVISION YIELD CALCULATIONS

Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the money market investment divisions) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:


         YIELD = 2 [ (a - b + 1)6 - 1 ]
                        cd

             Where:   a =   net investment income earned during the period by the portfolio (or substitute funding vehicle)
                            attributable to shares owned by the investment division.
                      b =   expenses accrued for the period (net of reimbursements).
                      c =   the average daily number of units outstanding during the period.
                      d =   the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of premium withdrawn depending on the elapsed time since the premium was paid.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

STANDARD TOTAL RETURN CALCULATIONS

Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

            P (1 + T)n = ERV
            Where:        P =    a hypothetical initial payment of $1,000
                          T =    average annual total return
                          n =    number of years
                        ERV =    ending redeemable value of a hypothetical
                                 $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).


All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current annual $30 annual maintenance fee. This additional amount is based on an average accumulation value of $19,640 so it is calculated as $30/$19,640, or 0.15% annually. The standard average annual total return calculations assume the contract is surrendered and therefore will reflect the effect of surrender charges that may be applicable to a particular period.


Midland National may disclose average annual total returns in various ways, depicting (a) whether the contract is surrendered or maintained in force; (b) whether the premium bonus credit is selected; (c) whether other optional riders are selected. Accordingly, Midland National may disclose the following types of average annual total return:

      1. The contract is surrendered and has the premium bonus credit and all other possible optional riders;

      2. The contract is surrendered, but neither the bonus nor any other riders are selected;

      3. The contract is surrendered, the bonus is selected but no other riders are selected;

      4. The contract is not surrendered, the bonus credit is not selected, but all other riders are selected; and

      5. The contract is not surrendered, and neither the bonus credit nor any other riders are selected.

Total return figures may also reflect that some but not all riders (other than the bonus) are selected.

Midland National may from time to time also disclose average annual total returns in a format, which assumes that the contract is kept in force through the time period shown. Such non-standard returns will be identical to the standard format, which assumes the contract is surrendered except that the contingent deferred sales charge percentage will be assumed to be 0%. The non-standard returns, which assume the contract is kept in-force, will only be shown in conjunction with standard returns, which assume the contract is surrendered.

CUMULATIVE TOTAL RETURNS

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.


            CTR = [ERV/P] - 1
            Where:       CTR =   the cumulative total return net of investment division recurring charges for the period.

                         ERV =   ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

                           P =   an assumed initial payment of $1,000

The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

ADJUSTED HISTORICAL PERFORMANCE DATA

Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.


Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a "contract charges" factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current annual $30 annual maintenance fee. This additional amount is based on an average accumulation value of $19,640 so it is calculated as $30/$19,640, or 0.15% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of a hypothetical $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.


This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

TAX-FREE EXCHANGES (SECTION 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

We also accept "rollovers" from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to "rollover" into an IRA (except 403(b) contracts). The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as Annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The owner's "designated beneficiary" is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

NON-NATURAL PERSON OWNERS

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

DIVERSIFICATION REQUIREMENTS

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

OWNER CONTROL

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of specific dollar amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC ("Sammons Securities Company) serves as principal underwriter for the contracts. Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103. Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company is a member of the Securities Investor Protection Corporation. Sammons Securities Company also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Registered representatives are appointed as Our insurance agents.

Sammons Securities Company received sales compensation with respect to these contracts and other variable annuity contracts not included in this registration statement in the following amounts during the periods indicated:

Our distribution agreement with Sammons Securities Company allows for 100% pass-through of commissions to their registered representatives licensed with Midland National and payment of an underwriting fee to Sammons Securities Company of 0.90% of total premiums received on all Midland National variable annuities under Separate Account C. Total commissions and underwriting fees are as follows:

------------------------ ---------------------------------------------- ----------------------------------------------
      Fiscal Year            Amount of Commissions Paid to Sammons      Aggregate Amount of Underwriting Fee Paid to
                                     Securities Company *                       Sammons Securities Company**
------------------------ ---------------------------------------------- ----------------------------------------------
2004                     $5,033,236                                     $394,564
------------------------ ---------------------------------------------- ----------------------------------------------
2005                     $6,041,439                                     $515,685
------------------------ ---------------------------------------------- ----------------------------------------------

2006                     $6,269,790                                     $388,182

------------------------ ---------------------------------------------- ----------------------------------------------
*Represents commissions paid on National Advantage Variable Annuity contracts.
**Represents an underwriting fee paid to Sammons Securities Company for all of
Midland National's variable annuity contracts under Separate Account C. In exchange for the underwriting fee, Sammons Securities Company provides various administrative services. Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by the NASD to maintain licensing for all affiliated registered representatives licensed with Midland National.

Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

      o     sales representative training allowances,

      o     deferred compensation and insurance benefits,

      o     advertising expenses, and

      o     all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

      o "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;

      o     sales promotions relating to the contracts;

      o costs associated with sales conferences and educational seminars for their sales representatives; and

      o     other sales expenses incurred by them.


We also paid flat dollar amounts to certain firms. Our sales and marketing personnel were permitted to attend selling firm's annual, sales, and other conferences and/or were given booth time, speaking time, or access to lists of the selling firm's registered representatives. During 2006, We made such payments of between $5,000 and $12,000 to eight selling firms; lesser amounts were paid to other selling firms.


We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all Premiums and redemptions of fund shares held by each of the investment divisions.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.

FINANCIAL MATTERS


The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2005, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:


                           PricewaterhouseCoopers LLP
                              Bank of America Plaza
                                800 Market Street
                         St. Louis, Missouri 63101-2695

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

CONDENSED FINANCIALS

The following tables of condensed  financial  information show accumulation  unit values for each investment  division for the period since the  investment  division  started  operation.  An  accumulation  unit value is the unit We use to calculate  the value of Your  interest  in a  subaccount.  The tables  showing  the highest  and lowest  levels of  Separate  Account  annual expenses  available under the contract are located in the prospectus.  The information for all other  accumulation unit values are shown below.


Table 1 1.05% Asset Charge
     Base Contract
with GMWB Conservative
Asset Allocation Model

                                                                                                                                   -


                                                                                                                                   -

Investment Division                                                  Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                    of Period (12/31/05) Period (12/31/06)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------------

2006

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund                                                   10.75               12.39                   0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund                                                   10.26               10.68                   0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund                                                           10.54               11.53                   0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund                                                            10.09               12.53                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                                    10.47               10.89                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                          10.77               12.71                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                             10.28               11.20                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                                      10.70               12.71                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                                      10.17               11.03                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                          10.98               12.74                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                               10.17               11.75                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Inflation Protection Fund                                          10.05               10.10                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                                 10.76               13.28                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Large Company Value Fund                                           10.26               12.16                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Mid Cap Value Fund                                                 10.23               12.17                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Ultra Fund                                                         10.28                9.83                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                                         10.22               11.99                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                                 10.11               11.01                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                          9.91               10.48                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                                       10.07               10.04                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                               10.23               10.84                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                                       10.27               10.84                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                                    10.46               11.55                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                                  10.78               11.89                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                               10.31               12.23                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                             10.64               11.88                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                                        10.72               11.15                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                                      10.37               10.93                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                                 10.05               11.04                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                                   10.24               11.69                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                                        9.99               10.29                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                                      10.80               12.01                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                                10.09               10.48                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                                    11.11               12.95                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio                                            10.38               11.92                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Core Small Cap Fund                                              10.12               11.24                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund                                           10.13               12.29                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT MidCap Value Fund                                                10.28               11.82                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                                     10.61               11.35                   0.00

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                          10.01               10.32                   0.00

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio                                 10.07               11.46                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Growth & Income Portfolio                                  10.33               11.99                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund International Portfolio                                    11.26               14.38                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Mid-Cap Value Portfolio                                    10.23               11.36                   0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                                     10.61               11.30                   0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                                     10.36               11.56                   0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                                       10.26               11.47                   0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                            10.19               11.11                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Fasciano Portfolio                                                10.19               10.62                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman MidCap Growth Portfolio                                           10.65               12.06                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Regency Portfolio                                                 10.38               11.42                   0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                                     10.03               10.83                   0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                                   10.02               10.30                   0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                                    10.06               10.02                   0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                                    9.97               10.25                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio                                              10.34               11.39                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Premier VIT PEA Renaissance Portfolio                                              10.30               12.64                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                                9.70                9.46                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund                                                                 10.11               10.81                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                                 10.23               12.08                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                                  10.33               10.81                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund                                                      10.77               11.87                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT US Government Bond Fund                                                    9.85                9.44                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                               10.06               10.33                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                                  9.87                9.03                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                                         9.84               10.37                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                            11.45               15.80                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                                 11.76               14.49                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                                 11.24               14.56                   0.00

------------------------------------------------------------------------------------------------------------------------------------




Table 2 1.15% Asset Charge
    Base Contract with GMWB Moderate-Conservative Asset Allocation
Model

                                                                                                                                   -


                                                                                                                                   -

Investment Division                                                  Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                    of Period (12/31/05) Period (12/31/06)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------------

2006

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund                                                   10.75               12.37                   0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund                                                   10.26               10.67                   0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund                                                           10.54               11.51                   0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund                                                            10.09               12.51                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                                    10.47               10.88                1072.81

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                          10.76               12.69                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                             10.27               11.19                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                                      10.70               12.70                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                                      10.16               11.01                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                          10.98               12.72                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                               10.16               11.74                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Inflation Protection Fund                                          10.05               10.09                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                                 10.76               13.27                1678.85

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Large Company Value Fund                                           10.26               12.15                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Mid Cap Value Fund                                                 10.22               12.15                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Ultra Fund                                                         10.28                9.82                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                                         10.22               11.97                1627.53

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                                 10.10               10.99                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                          9.91               10.47                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                                       10.06               10.03                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                               10.22               10.83                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                                       10.26               10.83                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                                    10.46               11.53                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                                  10.78               11.87                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                               10.30               12.22                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                             10.63               11.86                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                                        10.72               11.14                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                                      10.36               10.92                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                                 10.04               11.02                 698.10

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                                   10.23               11.68                1326.38

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                                        9.98               10.28                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                                      10.80               12.00                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                                10.09               10.46                3423.69

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                                    11.11               12.93                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio                                            10.38               11.91                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Core Small Cap Fund                                              10.11               11.23                 510.54

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund                                           10.13               12.28                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT MidCap Value Fund                                                10.27               11.81                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                                     10.61               11.33                   0.00

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                          10.01               10.31                2386.79

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio                                 10.07               11.45                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Growth & Income Portfolio                                  10.33               11.97                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund International Portfolio                                    11.26               14.36                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Mid-Cap Value Portfolio                                    10.22               11.34                 864.17

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                                     10.61               11.29                   0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                                     10.36               11.54                   0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                                       10.26               11.45                   0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                            10.18               11.09                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Fasciano Portfolio                                                10.19               10.60                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman MidCap Growth Portfolio                                           10.64               12.04                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Regency Portfolio                                                 10.38               11.40                   0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                                     10.03               10.82                   0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                                   10.01               10.29                   0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                                    10.05               10.01                   0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                                    9.97               10.23                3878.14

------------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio                                              10.33               11.38                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Premier VIT PEA Renaissance Portfolio                                              10.29               12.62                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                                9.69                9.45                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund                                                                 10.10               10.80                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                                 10.23               12.06                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                                  10.33               10.80                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund                                                      10.77               11.85                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT US Government Bond Fund                                                    9.85                9.43                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                               10.05               10.32                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                                  9.86                9.02                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                                         9.84               10.35                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                            11.44               15.78                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                                 11.76               14.47                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                                 11.24               14.54                   0.00

------------------------------------------------------------------------------------------------------------------------------------


Table 3 - 1.20% Asset Charge


     Base Contract with Minimum Premium Rider
     Base Contract with Surrender Charge Rider - Five Years

------------------------------------------------------------------------------------------------------------------------------------

Investment Division                                                  Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                    of Period (12/31/05) Period (12/31/06)  Units at End of Period

------------------------------------------------------------------------------------------------------------------------------------

2006

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund                                                   12.31               14.16                1644.47

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund                                                   11.26               11.71              143358.58

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund                                                            9.78               10.67                6425.90

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund                                                            13.94               17.28              135338.12

------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                                                    10.69               11.11               39088.76

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                                          11.00               12.97               42297.80

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio                                             12.86               13.99               17450.23

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio                                      14.06               16.67               12595.10

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund                                                      12.02               13.02               14009.42

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund                                          12.14               14.06                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund                                               11.78               13.60                2497.96

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Inflation Protection Fund                                          10.06               10.09                5075.60

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund                                                 13.09               16.13               17716.73

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Large Company Value Fund                                           10.43               12.35                1645.15

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Mid Cap Value Fund                                                 10.80               12.83                 173.65

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Ultra Fund                                                         10.06                9.60                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund                                                         13.11               15.35               24135.54

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                                 11.31               12.30                 119.52

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                         10.89               11.50                 189.96

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio                                        9.65                9.61                 115.71

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                                               11.17               11.83                2573.42

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                                       10.90               11.49                1117.73

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                                    11.42               12.58                3346.18

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                                  14.96               16.47              284231.69

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                               12.29               14.56               14277.18

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                             11.29               12.59                1258.17

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                                        11.56               12.00                 472.36

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                                       9.82               10.34                1767.71

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                                 13.96               15.31               13856.13

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                                   11.18               12.75               33424.20

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                                       11.58               11.91                4005.27

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                                      17.62               19.57                8370.98

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                                10.19               10.56               23764.23

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                                    15.45               17.98                9443.04

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio                                            11.33               12.99                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Core Small Cap Fund                                              10.66               11.83                3916.60

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund                                           10.37               12.57                 970.69

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT MidCap Value Fund                                                11.31               12.99                3259.27

------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Growth and Income Portfolio                                     14.75               15.75                1767.22

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                          11.35               11.68               12412.80

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio                                 13.13               14.92                3528.58

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Growth & Income Portfolio                                  12.02               13.93               81812.85

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund International Portfolio                                    17.84               22.75               25106.79

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Mid-Cap Value Portfolio                                    14.87               16.49              218591.83

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series                                                     10.73               11.41                 262.03

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                                     11.18               12.45                1447.65

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                                        9.98               11.14                5797.24

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                            11.54               12.57                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Fasciano Portfolio                                                10.28               10.69                9986.68

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman MidCap Growth Portfolio                                           11.39               12.88               13984.19

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Regency Portfolio                                                 11.20               12.30                1146.84

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                                     12.12               13.06                2497.20

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                                   10.02               10.30                4577.01

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                                    11.39               11.33               20131.14

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                                   10.61               10.89               62616.82

------------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio                                               9.55               10.51                3326.29

------------------------------------------------------------------------------------------------------------------------------------

Premier VIT PEA Renaissance Portfolio                                              10.06               12.34                 132.68

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund                                                                5.98                5.83              164167.97

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Juno Fund                                                                  8.39                8.96               45388.33

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                                 11.13               13.11               28433.90

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund                                                                  11.79               12.32                 123.50

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund                                                      12.72               14.00               97330.30

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT US Government Bond Fund                                                   10.63               10.17                 714.47

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund                                                9.82               10.07                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund                                                                  7.57                6.92              120886.92

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                                        12.74               13.41                 787.04

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                            20.78               28.64               70997.34

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                                 24.71               30.40              107012.48

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                                 21.93               28.37                1803.77



Table 4 - 1.30% Asset Charge


     Base Contract with Estate Planning Rider
     Base Contract with Surrender Charge Rider - Three Years
     Base Contract with Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB Conservative Asset Allocation Model

-------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation       Accumulation           Number of
                                                                     Unit Value at
                                                                      Beginning of       Unit Value at         Accumulation
                                                                         Period          End of Period       Units at End of
                                                                       (12/31/05)         (12/31/06)              Period

------------------------------------------------------------------------------------------------------------------------------

     2006

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         12.26               14.09                6626.77

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         11.22               11.65               13338.10

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                  9.74               10.62                1778.88

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  13.89               17.20               18643.64

-------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.65               11.06               44146.31

-------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.96               12.90                8712.48

-------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   12.81               13.93               12297.59

-------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            14.01               16.59                4067.33

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.97               12.96               46976.09

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                12.09               13.99                5587.38

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     11.74               13.53                 851.66

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                10.05               10.07               37648.70

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       13.04               16.05               30937.12

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.42               12.32                9452.54

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.79               12.80                 675.78

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.05                9.58                 158.17

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               13.06               15.27               57338.89

-------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       11.27               12.24                5392.83

-------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.85               11.45                1771.93

-------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.62                9.57                3793.94

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     11.13               11.77                 587.86

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.85               11.43                 241.82

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          11.38               12.52               40978.18

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        14.90               16.39               93363.71

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     12.24               14.49               18033.52

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   11.25               12.53                5086.64

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              11.51               11.94                1127.11

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                             9.78               10.29                4172.98

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       13.91               15.24                8934.23

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         11.14               12.69               68096.75

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             11.53               11.85               10087.32

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            17.55               19.48               30794.04

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.15               10.51               47117.59

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          15.39               17.89               30993.87

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.31               12.95                 160.40

-------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.65               11.80               11304.96

-------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.36               12.54                5941.23

-------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.30               12.97                7886.84

-------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.71               15.69                 605.42

-------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                11.31               11.62               26438.03

-------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       13.08               14.85                1762.90

-------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.97               13.86               16907.99

-------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          17.77               22.64               35718.22

-------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.81               16.41               51826.39

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.69               11.36                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           11.14               12.39                 409.07

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                              9.94               11.08                1821.01

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  11.50               12.51                 360.64

-------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.27               10.67                1096.50

-------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.38               12.86                 418.93

-------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.19               12.27                 478.21

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           12.09               13.01                9279.13

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                         10.00               10.26                5124.43

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          11.36               11.29                7991.80

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.58               10.85              111358.87

-------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.54               10.49                 580.86

-------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.05               12.31                 762.01

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.96                5.80                8770.70

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.38                8.94                2686.81

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       11.09               13.05                1925.84

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        11.75               12.26                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.70               13.96                3190.95

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.62               10.15                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.78               10.02                 294.20

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        7.54                6.89               10214.47

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.70               13.35                2411.40

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  20.70               28.51               13815.09

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       24.61               30.25               14173.54

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       21.86               28.25                1728.84

------------------------------------------------------------------------------------------------------------------------------------


Table 5 - 1.35% Asset Charge
     Base Contract with GMWB Moderate Asset Allocation Model

                                                                                                                             -


                                                                                                                             -

     Investment Division                                              Accumulation       Accumulation           Number of
                                                                     Unit Value at
                                                                      Beginning of       Unit Value at         Accumulation
                                                                         Period          End of Period       Units at End of
                                                                       (12/31/05)         (12/31/06)              Period

------------------------------------------------------------------------------------------------------------------------------

     2006

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         10.86               12.48                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         11.45               11.89                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 10.33               11.26                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  11.62               14.38                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          11.44               11.87                1910.24

-------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                11.64               13.70                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   11.14               12.11                 629.18

-------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            12.00               14.21                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            10.53               11.39                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                12.52               14.48                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.63               12.26                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                10.04               10.06                1425.91

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       11.55               14.22                1819.52

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.42               12.31                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.78               12.79                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.04                9.57                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               10.67               12.48                2206.95

-------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.55               11.45                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.22               10.77                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.27                9.22                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.41               11.00                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.44               10.99                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.53               11.59                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        11.76               12.93                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     10.67               12.63                 510.24

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.76               11.98                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.95               11.36                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            10.62               11.17                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       10.20               11.17                 549.28

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.57               12.04                3442.51

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             10.09               10.37                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            11.91               13.21                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.17               10.52                1536.09

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          12.14               14.11                 459.55

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.66               12.21                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.64               11.79                 636.26

-------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.35               12.53                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.30               12.95                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           11.51               12.27                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.20               10.48                1538.52

-------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       10.57               11.99                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        10.46               12.11                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          13.01               16.57                1769.34

-------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          11.08               12.27                 992.59

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           11.19               11.88                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.88               12.10                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             10.74               11.96                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  11.00               11.96                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.26               10.66                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.37               12.84                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.18               12.26                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           10.36               11.14                 404.05

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.97               10.23                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.18               10.12                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.15               10.40                5210.56

-------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.53               10.48                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.05               12.30                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      9.72                9.46                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        9.22                9.83                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.64               12.53                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.24               10.69                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            11.54               12.68                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.61               10.14                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                     10.06               10.30                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        9.54                8.70                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                               9.67               10.16                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  13.73               18.89                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       14.58               17.91                 352.44

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       12.60               16.27                   0.00

------------------------------------------------------------------------------------------------------------------------------------


Table 6 - 1.40% Asset Charge
     Base Contract with Five-Year Surrender Charge Rider and
     GMWB Moderate-Conservative Asset
     Allocation Mode
     Base Contract with Three-Year Surrender Charge Rider and
GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB
Moderate-Conservative Asset Allocation Model

                                                                                                                             -


                                                                                                                             -

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         10.78               12.37                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.82               11.22                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 10.07               10.97                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  13.92               17.22                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          11.18               11.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                11.55               13.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   11.53               12.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            12.54               14.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.05               11.95                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                12.54               14.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     11.22               12.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                10.04               10.05                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       12.29               15.12                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.41               12.30                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.78               12.78                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.04                9.56                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               11.42               13.34                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.80               11.73                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.27               10.82                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.39                9.33                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.45               11.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.45               10.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.68               11.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        13.10               14.39                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     11.28               13.34                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.88               12.11                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              11.13               11.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            10.20               10.72                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       10.77               11.79                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.99               12.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             10.26               10.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            14.12               15.65                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.14               10.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          12.80               14.87                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.29               12.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.64               11.78                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.35               12.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.29               12.94                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           12.06               12.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.36               10.64                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       12.67               14.37                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.20               12.95                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          14.38               18.30                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          12.73               14.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           11.55               12.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           11.40               12.67                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             10.30               11.47                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  11.67               12.68                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.26               10.65                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.37               12.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.17               12.25                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.04               11.88                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.99               10.24                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.66               10.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.39               10.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.53               10.46                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.04               12.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      8.84                8.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.36                8.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       11.18               13.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.64               11.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.68               13.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.61               10.13                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.96               10.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        8.91                8.12                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              10.31               10.82                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  15.75               21.67                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       18.62               22.86                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       15.10               19.49                  0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 7 - 1.45% Asset Charge


     Base Contract with Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years
     Base Contract with Surrender Charge Rider - Zero Years

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         12.19               13.99               3129.81

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         11.15               11.57               9141.72

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                  9.69               10.55               3425.02

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  13.81               17.08               5096.36

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.59               10.97              41604.15

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.90               12.81               3975.04

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   12.73               13.82              16716.32

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            13.92               16.47               1929.97

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.90               12.86               6290.10

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                12.02               13.89                232.13

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     11.67               13.43                698.55

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                10.03               10.04              16053.76

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       12.96               15.94              45895.56

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.41               12.29               9577.77

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.77               12.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.03                9.55                374.18

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               12.98               15.16              47963.28

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       11.20               12.15               2598.64

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.79               11.37               1500.35

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.57                9.50               1488.07

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     11.06               11.68                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.79               11.35               2173.85

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          11.31               12.43              15101.03

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        14.81               16.27              42458.32

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     12.17               14.38              32724.37

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   11.18               12.44                982.96

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              11.44               11.86                147.78

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                             9.72               10.21               3006.97

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       13.82               15.13               8725.94

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         11.07               12.60              57606.94

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             11.46               11.77               4866.25

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            17.45               19.34               7153.69

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.09               10.43              30458.16

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          15.30               17.76              14381.91

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.28               12.90                191.58

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.63               11.77               7519.56

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.34               12.50                183.03

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.28               12.93                148.33

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.65               15.60               7095.74

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                11.24               11.54              14605.93

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       13.01               14.74               5661.94

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.90               13.76              13384.81

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          17.66               22.47              12421.94

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.72               16.29              27010.48

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.63               11.27               3402.19

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           11.07               12.30                222.17

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                              9.88               11.00                916.87

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  11.43               12.41                654.95

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.25               10.64                190.75

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.36               12.82                375.41

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.17               12.24               1046.27

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           12.04               12.94               3656.34

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.96               10.20               3458.91

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          11.31               11.23               6496.75

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.54               10.79              78072.98

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.52               10.45               7369.06

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.04               12.28                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.93                5.76               6400.49

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.35                8.90               1722.27

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       11.02               12.96               1329.77

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        11.68               12.18               2140.52

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.67               13.91               3002.12

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.60               10.12                502.52

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.73                9.95                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        7.50                6.84               4442.72

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.64               13.27               1172.25

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  20.59               28.31               9217.04

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       24.47               30.03               9833.91

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       21.76               28.08               2249.91

-------------------------------------------------------------------------------------------------------------------------------



Table 8 - 1.50% Asset Charge
     Base Contract with Three-Year Surrender Charge Rider and
     GMWB Moderate-Conservative Asset
     Allocation Model

                                                                                                                             -


                                                                                                                             -

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         10.73               12.31                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.24               10.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 10.53               11.46                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  10.07               12.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.45               10.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.75               12.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   10.26               11.13                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            10.69               12.64                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            10.15               10.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                10.97               12.66                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.15               11.68                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                10.03               10.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       10.74               13.20                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.24               12.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.21               12.10                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.26                9.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               10.21               11.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.09               10.94                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                                9.89               10.42                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                             10.05                9.98                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.21               10.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.25               10.78                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.45               11.48                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        10.76               11.82                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     10.29               12.16                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.62               11.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.70               11.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            10.35               10.87                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       10.03               10.97                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.22               11.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                              9.97               10.23                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            10.78               11.94                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.08               10.41                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          11.09               12.87                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.37               11.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.10               11.17                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.11               12.22                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      10.26               11.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           10.60               11.28                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.00               10.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       10.05               11.39                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        10.32               11.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          11.24               14.30                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.21               11.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.60               11.23                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.35               11.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             10.25               11.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.17               11.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.18               10.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 10.63               11.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       10.36               11.35                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           10.02               10.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                         10.00               10.24                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.04                9.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                          9.96               10.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                    10.32               11.32                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.28               12.56                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      9.68                9.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                       10.09               10.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.22               12.01                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.32               10.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            10.75               11.80                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                          9.84                9.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                     10.04               10.27                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        9.85                8.98                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                               9.82               10.31                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  11.43               15.70                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       11.74               14.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       11.22               14.47                  0.00

------------------------------------------------------------------------------------------------------------------------------



Table 9 - 1.55% Asset Charge


     Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years Base Contract with Minimum Premium
     Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         12.14               13.92               2866.68

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         11.11               11.51              20002.17

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                  9.65               10.50               2597.48

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  13.76               17.00              43608.35

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.55               10.92             138256.60

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.85               12.75              16695.99

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   12.68               13.76              50890.07

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            13.87               16.39              52385.67

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.86               12.80              13264.68

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                11.97               13.82               9467.18

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     11.62               13.37               8811.21

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                10.02               10.02              51487.53

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       12.91               15.86             114323.23

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.40               12.26               4232.74

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.76               12.74               5109.69

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.02                9.53               3216.56

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               12.93               15.08             109912.33

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       11.16               12.10               4879.35

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.75               11.31               2464.04

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.53                9.46               2958.70

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     11.02               11.62              11233.45

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.75               11.30               7235.64

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          11.27               12.37              20114.37

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        14.75               16.19              64890.54

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     12.12               14.31              62477.30

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   11.14               12.38              25627.28

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              11.40               11.80               1335.28

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                             9.69               10.16              31555.40

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       13.77               15.05             247299.04

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         11.03               12.54             192409.47

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             11.42               11.71              27690.10

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            17.38               19.24              26443.91

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.05               10.38             120676.07

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          15.24               17.67              54116.59

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.26               12.87               5816.50

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.62               11.74              25816.43

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.33               12.48               2549.53

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.27               12.90               4920.51

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.60               15.54               8878.20

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                11.20               11.49              52212.88

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       12.96               14.68              28066.21

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.86               13.69              34604.91

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          17.59               22.36              97417.36

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.67               16.21              85030.07

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.59               11.22               7348.99

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           11.03               12.24               6907.87

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                              9.84               10.95               6724.11

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  11.38               12.35               2157.86

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.24               10.62               5170.65

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.35               12.79               2670.85

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.16               12.21                337.02

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           12.01               12.89              25060.85

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.93               10.17              14635.31

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          11.28               11.19              29654.72

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.51               10.75             245684.44

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.51               10.43              60686.71

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.03               12.25               1442.67

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.90                5.73              10382.29

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.34                8.88               1516.77

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.98               12.90               1528.08

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        11.64               12.12                329.91

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.65               13.87              14061.37

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.59               10.10                113.17

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.69                9.91                 81.11

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        7.47                6.81               7440.58

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.60               13.21               6252.86

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  20.51               28.18              75049.58

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       24.37               29.88              36448.67

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       21.69               27.96              23052.94

------------------------------------------------------------------------------------------------------------------------------


Table 10 - 1.60% Asset Charge
            Base Contract with Minimum Premium Rider and GMWB
     Moderate Asset Allocation Model

                                                                                                                             -




       Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

                                                                                                                             -

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         10.73               12.30                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.24               10.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 10.52               11.44                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  10.07               12.43                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.45               10.81                114.82

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.75               12.61                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   10.26               11.12                 28.19

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            10.68               12.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            10.15               10.95                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                10.96               12.65                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.15               11.66                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                10.03               10.03                151.03

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       10.74               13.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.24               12.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.21               12.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.26                9.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               10.20               11.90                 66.23

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.09               10.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                                9.89               10.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                             10.05                9.97                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.21               10.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.25               10.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.44               11.46                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        10.76               11.80                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     10.29               12.14                 52.34

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.62               11.79                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.70               11.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            10.35               10.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       10.03               10.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.22               11.61                176.30

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                              9.97               10.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            10.78               11.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.07               10.40                 29.58

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          11.09               12.85                 50.27

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.36               11.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.10               11.16                 28.29

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.11               12.20                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      10.26               11.73                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           10.59               11.27                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                 9.99               10.24                 89.60

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       10.05               11.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        10.31               11.90                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          11.24               14.28                195.39

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.21               11.27                 41.82

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.59               11.22                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.34               11.47                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             10.24               11.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.17               11.03                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.17               10.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 10.62               11.97                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       10.36               11.33                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           10.02               10.75                 43.25

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                         10.00               10.23                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.04                9.95                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                          9.95               10.17                255.07

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                    10.32               11.31                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.27               12.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      9.68                9.39                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                       10.09               10.73                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.21               11.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.31               10.73                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            10.75               11.78                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                          9.83                9.37                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                     10.04               10.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        9.85                8.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                               9.82               10.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  11.42               15.68                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       11.74               14.38                 42.86

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       11.22               14.45                  0.00

------------------------------------------------------------------------------------------------------------------------------


Table 11 - 1.65% Asset Charge


     Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years


     Base Contract with Bonus Credit Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset
     Allocation Model

       Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB
     Conservative Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         13.65               15.64                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         13.17               13.63                113.55

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 14.27               15.51                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  16.60               20.48                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          14.47               14.97                385.58

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                14.69               17.23                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   16.59               17.97                143.40

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            18.17               21.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            13.08               14.11                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                14.67               16.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     14.29               16.42                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                10.01               10.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       15.21               18.66                775.82

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.39               12.24                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.75               12.72                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.01                9.51                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               14.81               17.25                658.10

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       13.01               14.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               13.50               14.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                             12.84               12.73                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     12.22               12.88                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             12.70               13.33                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          12.37               13.56                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        16.02               17.56                347.38

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     14.53               17.14                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   13.06               14.50                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              13.91               14.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            13.25               13.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       14.24               15.55                128.07

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         13.73               15.60                662.17

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             10.90               11.16                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            19.48               21.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.02               10.34                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          17.94               20.79                201.68

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.24               12.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.61               11.72                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.32               12.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.26               12.88                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.56               15.48                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.80               11.06                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       16.91               19.13                101.59

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        14.40               16.61                186.66

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          20.54               26.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          16.36               18.07                351.36

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           14.60               15.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           13.37               14.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             13.59               15.10                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  14.39               15.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.23               10.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.34               12.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.15               12.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.97               12.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.90               10.13                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          11.25               11.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.49               10.71               1058.44

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.50               10.41                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.02               12.23                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.37                5.21                153.62

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.33                8.86                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       15.07               17.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        14.68               15.27                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.63               13.83                168.04

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.58               10.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.71                9.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        6.57                5.98                131.11

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.56               13.16                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  24.92               34.19                 23.29

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       27.72               33.95                 44.13

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       21.62               27.85                  0.00

------------------------------------------------------------------------------------------------------------------------------


Table 12 - 1.70% Asset Charge


     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years
     Base Contract with GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         12.07               13.82               9469.13

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         11.04               11.42              12901.31

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                  9.60               10.43                 18.97

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  13.69               16.88               4324.49

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.49               10.84              80105.26

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.79               12.65               6630.26

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   12.61               13.66              14953.94

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            13.79               16.27               5568.23

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.79               12.71                 14.46

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                11.90               13.72               4948.16

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     11.55               13.27               2875.87

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                10.01                9.99              65140.23

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       12.84               15.74              20526.56

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.38               12.23               2470.51

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.75               12.70                194.63

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.01                9.50                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               12.86               14.97              54361.21

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       11.10               12.01               9540.42

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.69               11.24               4067.86

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.48                9.39               6361.64

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.95               11.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.69               11.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          11.20               12.28               1987.56

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        14.67               16.07              24729.46

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     12.05               14.21              36057.70

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   11.07               12.28               7146.33

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              11.33               11.71                 86.87

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                             9.63               10.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       13.69               14.94              17323.70

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.96               12.44              92762.75

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             11.35               11.62               2550.20

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            17.28               19.10              11734.96

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                       9.99               10.30              21609.81

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          15.15               17.54              42259.83

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.23               12.81               1254.69

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.61               11.71              18348.71

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.32               12.44               6201.32

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.26               12.86               5356.53

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.54               15.45               4101.13

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                11.14               11.41              26615.55

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       12.89               14.57               2615.50

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.79               13.59               5351.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          17.49               22.20              66264.63

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.58               16.09              29531.99

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.52               11.14                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.97               12.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                              9.79               10.87                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  11.32               12.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.23               10.59               2520.95

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.33               12.75                 65.05

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.14               12.18               2723.46

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.96               12.82              27671.88

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.89               10.11                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          11.24               11.13              11774.43

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.47               10.69             115988.28

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.50               10.40              55745.97

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.01               12.22               2612.33

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.87                5.69                166.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.32                8.84                 52.90

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.92               12.81               3809.75

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        11.58               12.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.61               13.81               3534.35

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.57               10.07                603.29

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.64                9.84                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        7.43                6.76                439.06

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.54               13.13               4624.79

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  20.40               27.98              27359.44

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       24.23               29.66              17933.10

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       21.59               27.79               8071.12

------------------------------------------------------------------------------------------------------------------------------



Table 13 - 1.75% Asset Charge
     Base Contract with Bonus Credit Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year
     Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model

                                                                                                                             -


                                                                                                                             -

     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         10.81               12.37                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         11.40               11.79                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 10.29               11.17                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  11.57               14.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          11.39               11.77               3237.77

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                11.59               13.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   11.09               12.01                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            11.94               14.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            10.48               11.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                12.46               14.36                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.59               12.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                10.00                9.98               4641.98

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       11.50               14.10               1812.52

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.38               12.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.74               12.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.00                9.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               10.63               12.37               2581.60

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.50               11.36                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.17               10.68                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.23                9.14                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.37               10.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.39               10.90                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.49               11.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        11.71               12.82                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     10.62               12.52                507.94

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.72               11.88                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.90               11.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            10.58               11.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       10.15               11.08                791.44

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.52               11.94               3865.42

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             10.05               10.28                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            11.86               13.10                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.13               10.44               6018.25

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          12.09               13.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.62               12.10                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.60               11.70               1101.33

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.31               12.43                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.25               12.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           11.46               12.17                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.15               10.39               5380.25

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       10.52               11.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        10.42               12.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          12.95               16.43               2753.64

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          11.03               12.17               1693.87

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           11.14               11.78                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.84               12.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             10.69               11.86                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.96               11.86                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.22               10.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.33               12.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.14               12.17                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           10.31               11.05               1428.07

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.93               10.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.14               10.03                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.11               10.31              10353.94

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.50               10.39                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.01               12.20                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      9.68                9.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        9.18                9.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.60               12.42                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.20               10.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            11.49               12.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.57               10.06                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                     10.02               10.22                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        9.50                8.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                               9.63               10.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  13.67               18.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       14.52               17.76                509.07

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       12.54               16.14                  0.00

------------------------------------------------------------------------------------------------------------------------------



Table 14 - 1.80% Asset Charge


     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         12.02               13.75               7960.77

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         11.00               11.37               7216.85

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                  9.56               10.38                749.82

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  13.64               16.80                767.87

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.45               10.79              17807.55

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.75               12.59               4096.74

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   12.56               13.59               7456.80

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            13.73               16.19               1157.33

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.74               12.64               3397.48

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                11.86               13.65                243.47

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     11.51               13.20                357.42

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                10.00                9.97               5579.92

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       12.79               15.67              24916.91

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.37               12.20               2101.57

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.74               12.68                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.00                9.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               12.81               14.90              22777.42

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       11.06               11.96                493.57

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.65               11.18                635.44

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.44                9.35                483.77

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.91               11.48                  9.99

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.64               11.16                407.45

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          11.16               12.22               3641.73

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        14.61               15.99              36756.03

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     12.00               14.14               9591.88

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   11.03               12.22               1119.80

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              11.29               11.65                 84.55

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                             9.59               10.04                159.79

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       13.64               14.87               7153.55

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.92               12.38              28041.53

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             11.31               11.57               1960.30

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            17.21               19.01              12197.58

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                       9.95               10.25              26326.68

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          15.09               17.46               7089.48

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.22               12.78               3000.38

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.60               11.69               3334.91

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.31               12.42                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.25               12.84               2849.23

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.50               15.39                264.70

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                11.10               11.35              12457.71

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       12.84               14.51               1321.42

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.74               13.53               8685.33

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          17.42               22.09               7137.54

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.52               16.01              12381.40

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.48               11.08                468.89

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.92               12.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                              9.75               10.81                495.01

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  11.27               12.20                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.22               10.56                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.32               12.73                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.13               12.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.93               12.78               3119.51

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.87               10.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          11.21               11.09               2590.74

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.44               10.65              40831.47

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.49               10.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.00               12.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.85                5.67                197.23

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.31                8.82                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.88               12.75                120.06

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        11.53               11.98               1033.24

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.59               13.78                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.56               10.05                284.11

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.60                9.79                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        7.41                6.73               1308.32

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.50               13.07                192.14

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  20.33               27.85               5085.87

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       24.14               29.52               3290.06

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       21.52               27.67                560.02

------------------------------------------------------------------------------------------------------------------------------


Table 15 - 1.85% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year
     Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and
     GMWB Moderate Asset Allocation Model

                                                                                                                             -


                                                                                                                             -

     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         10.72               12.25                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.23               10.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 10.51               11.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  10.06               12.39                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.44               10.78               3742.88

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.74               12.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   10.25               11.08                965.41

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            10.67               12.58                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            10.14               10.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                10.95               12.61                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.14               11.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                10.02                9.99               4493.33

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       10.73               13.14                592.92

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.23               12.03                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.20               12.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.25                9.72                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               10.20               11.86               2492.76

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.08               10.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                                9.88               10.37                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                             10.04                9.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.20               10.72                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.24               10.73                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.43               11.42                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        10.75               11.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     10.28               12.10               1564.35

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.61               11.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.69               11.03                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            10.34               10.82                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       10.02               10.92                166.93

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.21               11.57               5820.22

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                              9.96               10.18                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            10.77               11.88                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.06               10.36               1269.08

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          11.08               12.81               1475.65

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.36               11.79                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.09               11.12                955.87

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.10               12.16                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      10.25               11.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           10.58               11.23                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                 9.98               10.21               2887.84

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       10.04               11.34                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        10.30               11.86                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          11.23               14.23               5759.67

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.20               11.23               1456.84

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.58               11.18                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.33               11.43                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             10.23               11.34                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.16               10.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.16               10.50                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 10.62               11.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       10.35               11.30                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           10.01               10.72               1286.43

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.99               10.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.03                9.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                          9.94               10.14               8480.01

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                    10.31               11.27                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.27               12.51                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      9.67                9.36                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                       10.08               10.70                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.20               11.95                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.30               10.70                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            10.74               11.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                          9.82                9.34                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                     10.03               10.22                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        9.84                8.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                               9.81               10.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  11.41               15.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       11.73               14.33               1279.64

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       11.21               14.40                  0.00

------------------------------------------------------------------------------------------------------------------------------


Table 16 - 1.90% Asset Charge


     Base Contract with Bonus Credit Rider and Estate Planning Rider
     Base Contract with Higher Education Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Model

-------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at         Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)              Period

-------------------------------------------------------------------------------------------------------------------------------

     2006

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         11.98               13.68                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.96               11.31                1939.20

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                  9.53               10.33                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  13.59               16.73                1772.64

-------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.40               10.74                2036.42

-------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.71               12.53                 884.81

-------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   12.51               13.52                 801.12

-------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            13.68               16.11                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.70               12.58                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                11.81               13.58                 102.23

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     11.46               13.14                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.99                9.95                 581.21

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       12.74               15.59                2651.59

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.36               12.18                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.73               12.65                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.99                9.47                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               12.76               14.83                2527.40

-------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       11.02               11.90                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.61               11.13                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.41                9.31                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.87               11.43                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.60               11.10                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          11.11               12.16                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        14.55               15.91                2565.68

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     11.96               14.07                 180.60

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.99               12.16                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              11.24               11.60                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                             9.55                9.99                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       13.58               14.80                 433.46

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.88               12.32                3059.54

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             11.26               11.51                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            17.15               18.91                  92.21

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                       9.91               10.20                2243.40

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          15.03               17.37                1053.94

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.20               12.75                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.59               11.66                 107.96

-------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.30               12.39                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.23               12.81                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.46               15.34                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                11.06               11.30                1651.54

-------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       12.79               14.44                 473.16

-------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.70               13.46                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          17.36               21.98                 522.46

-------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.47               15.93                2341.03

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.44               11.03                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.88               12.03                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                              9.71               10.76                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  11.23               12.14                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.21               10.54                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.31               12.70                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.12               12.13                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.89               12.73                 142.38

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.84               10.04                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          11.18               11.05                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.42               10.61                3954.38

-------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.48               10.36                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.99               12.17                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.83                5.64                1552.99

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.29                8.80                 755.18

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.84               12.69                 872.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        11.49               11.93                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.57               13.74                2427.61

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.55               10.03                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.57                9.74                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        7.38                6.70                 981.53

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.46               13.02                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  20.25               27.72                 545.44

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       24.04               29.37                1219.19

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       21.45               27.56                   0.00

------------------------------------------------------------------------------------------------------------------------------



Table 17 - 1.95% Asset Charge


     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five
     Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
     Base Contract with Bonus Credit Rider and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model
     Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

-------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at         Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)              Period

-------------------------------------------------------------------------------------------------------------------------------

     2006

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         13.52               15.44                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         13.05               13.46                1208.73

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 14.14               15.32                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  16.44               20.23                2436.44

-------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          14.33               14.78               30037.81

-------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                14.55               17.01                1046.12

-------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   16.43               17.75                2980.06

-------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            18.00               21.19                 222.54

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            12.96               13.93                 145.57

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                14.53               16.70                 419.85

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     14.15               16.22                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.98                9.94                5113.67

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       15.06               18.43               41240.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.36               12.16                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.72               12.64                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.98                9.46                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               14.67               17.04               39950.89

-------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       12.89               13.91                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               13.37               14.02                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                             12.71               12.57                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     12.10               12.72                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             12.58               13.17                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          12.25               13.39                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        15.87               17.35                4570.11

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     14.39               16.92                1995.92

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   12.94               14.32                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              13.78               14.20                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            13.12               13.72                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       12.88               14.02               16469.36

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         13.60               15.40               41234.22

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             10.79               11.02                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            19.30               21.28                 490.89

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                       9.92               10.21               91232.17

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          17.93               20.71                2284.38

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.19               12.73                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.58               11.65               16314.72

-------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.29               12.38                 106.00

-------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.23               12.80                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.44               15.31                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.69               10.92               58378.84

-------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       16.75               18.89                 154.71

-------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        14.26               16.40                 589.87

-------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          20.35               25.76                4228.03

-------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          16.21               17.84               21771.51

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           14.46               15.26                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           13.25               14.64                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             13.46               14.91                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  14.26               15.41                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.20               10.53                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.30               12.69                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.11               12.12                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.88               12.71               27175.85

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.83               10.02                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          11.16               11.03                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.40               10.59              116459.46

-------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.48               10.35                4143.00

-------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.99               12.16                  48.03

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.32                5.15                3128.05

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.29                8.78                1734.20

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       14.93               17.47                  51.69

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        14.54               15.08                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.56               13.72                2579.38

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.55               10.02                  42.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.62                9.79                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        6.51                5.90                2470.75

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.44               12.99                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  24.68               33.77                2166.16

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       27.46               33.53                4408.77

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       21.42               27.50                 575.44

------------------------------------------------------------------------------------------------------------------------------


Table 18 - 2.05% Asset Charge


     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five
     Years
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three
     Years
     Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider
     and GMWB Conservative Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         11.91               13.58                599.43

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.89               11.23               1806.35

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                  9.48               10.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  13.51               16.61               4689.45

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.34               10.66              31686.96

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.64               12.44               5238.05

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   12.44               13.42               8815.95

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            13.60               15.99               3009.43

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.63               12.49               4938.14

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                11.74               13.48                815.17

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     11.40               13.04               3428.42

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.97                9.92              14634.34

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       12.66               15.47              32918.97

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.34               12.14                513.38

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.71               12.61               2257.66

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.97                9.44                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               12.68               14.72              38342.27

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.96               11.82                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.56               11.05                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.36                9.24                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.81               11.34               2850.05

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.54               11.02                565.97

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          11.05               12.07               5258.24

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        14.47               15.80              30155.29

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     11.89               13.97              21639.43

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.92               12.08               1931.87

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              11.18               11.51                 97.69

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                             9.50                9.92                170.63

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       13.50               14.69               7541.91

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.82               12.23              51806.78

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             11.20               11.43              16363.54

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            17.05               18.77               5488.59

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                       9.85               10.13              32797.06

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          14.95               17.25              18974.06

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.17               12.70                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.57               11.63               9430.58

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.28               12.35                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.22               12.77               4041.60

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.40               15.25                402.73

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                11.00               11.22              17285.54

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       12.72               14.34               4661.93

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.63               13.36              17003.72

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          17.25               21.82              11571.96

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.38               15.81              16742.58

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.38               10.95                882.45

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.82               11.94                848.85

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                              9.65               10.68                515.31

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  11.16               12.05                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.19               10.51                168.57

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.29               12.67                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.10               12.09               2996.05

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.85               12.66               5552.71

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.80                9.98              14445.50

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          11.13               10.99               8999.69

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.37               10.55              71063.70

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.47               10.33               2999.83

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.98               12.13                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.80                5.60               1314.21

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.27                8.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.78               12.60                450.73

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        11.43               11.84                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.54               13.69                803.15

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.54               10.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.51                9.68              20578.67

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        7.34                6.65               1101.62

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.40               12.94                301.79

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  20.14               27.53               5573.46

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       23.90               29.16               6151.23

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       21.35               27.39               4245.69

------------------------------------------------------------------------------------------------------------------------------



Table 19 - 2.10% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider
     and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed
     Minimum Death Benefit Rider and GMWB
     Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB Moderate
     Asset Allocation Model

                                                                                                                             -


                                                                                                                             -

     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         10.77               12.28                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         11.36               11.70                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 10.25               11.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  11.52               14.16                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          11.35               11.69                616.16

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                11.55               13.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   11.05               11.92                264.52

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            11.90               13.98                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            10.44               11.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                12.42               14.25                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.55               12.06                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.97                9.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       11.46               14.00               1289.94

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.34               12.13                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.70               12.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.97                9.43                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               10.59               12.28               1088.46

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.46               11.27                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.13               10.61                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.19                9.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.33               10.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.35               10.82                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.45               11.41                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        11.67               12.73                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     10.58               12.43                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.68               11.80                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.86               11.18                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            10.54               11.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       10.12               11.00                372.56

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.48               11.85               1206.23

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             10.01               10.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            11.81               13.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.09               10.36                869.45

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          12.05               13.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.58               12.02                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.56               11.62                262.35

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.28               12.34                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.21               12.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           11.42               12.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.11               10.31                487.77

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       10.48               11.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        10.38               11.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          12.90               16.31                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.99               12.08                427.68

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           11.10               11.70                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.80               11.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             10.65               11.78                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.91               11.78                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.19               10.50                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.29               12.65                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.10               12.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           10.27               10.97                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.89               10.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.10                9.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.07               10.24               1964.86

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.46               10.32                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.97               12.12                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      9.64                9.31                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        9.14                9.68                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.56               12.33                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.16               10.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            11.44               12.48                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.53                9.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.98               10.14                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        9.46                8.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                               9.59               10.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  13.62               18.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       14.46               17.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       12.50               16.02                  0.00

------------------------------------------------------------------------------------------------------------------------------



Table 20 - 2.15% Asset Charge


     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three
     Years
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider
     Base Contract with GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider
     and GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider
     and Conservative Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         11.86               13.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.85               11.17                136.84

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                  9.44               10.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  13.46               16.53                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.30               10.60               2674.55

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.60               12.38                539.36

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   12.39               13.36              10097.23

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            13.55               15.91                467.10

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.58               12.43                  4.77

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                11.69               13.42               5876.33

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     11.35               12.98                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.96                9.90               2160.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       12.61               15.40               2137.74

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.33               12.12               3215.02

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.70               12.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.96                9.42                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               12.63               14.65              11078.43

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.92               11.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.52               11.00                259.54

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.32                9.20                495.48

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.76               11.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.50               10.97                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          11.00               12.01               1728.85

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        14.41               15.72              78807.71

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     11.84               13.90               1101.24

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.88               12.02                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              11.13               11.46                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                             9.46                9.87                 59.95

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       13.45               14.62                178.83

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.77               12.17               3396.15

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             11.15               11.37                604.66

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            16.98               18.68              29717.16

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                       9.82               10.08               1886.92

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          14.89               17.16               5817.16

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.15               12.66                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.56               11.60                514.72

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.27               12.33                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.21               12.75                270.21

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.36               15.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.96               11.17               1688.06

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       12.68               14.27                265.05

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.58               13.30                310.23

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          17.19               21.71               2331.65

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.33               15.74               1650.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.34               10.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.77               11.88                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                              9.62               10.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  11.12               11.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.18               10.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.28               12.64                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.09               12.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.81               12.61               1371.29

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.77                9.95                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          11.10               10.95                996.95

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.35               10.52              11053.48

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.46               10.31                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.97               12.11                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.78                5.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.26                8.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.75               12.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        11.39               11.79                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.52               13.65                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.53                9.98                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.48                9.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        7.31                6.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.36               12.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  20.07               27.40               9288.10

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       23.81               29.01                810.75

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       21.28               27.27                110.42

------------------------------------------------------------------------------------------------------------------------------


Table 21 - 2.20% Asset Charge


     Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
     Rider - Zero Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset
     Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation
     Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         13.42               15.28                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         12.94               13.33                635.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 14.03               15.16                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  16.31               20.02                425.83

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          14.22               14.63               3983.34

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                14.43               16.84                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   16.30               17.57                308.46

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            17.86               20.97                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            12.86               13.79                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                14.42               16.53                 70.66

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     14.04               16.05                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.96                9.89               7331.93

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       14.94               18.24                157.14

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.33               12.10                 93.30

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.69               12.58                 90.11

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.96                9.41                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               14.55               16.86               1734.63

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       12.79               13.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               13.27               13.87                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                             12.61               12.44                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     12.01               12.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             12.48               13.03                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          12.15               13.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        15.75               17.17                953.41

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     14.27               16.75               1238.44

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   12.83               14.17                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              13.67               14.06                 79.27

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            13.02               13.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       13.99               15.20                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         13.50               15.24               4220.93

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             10.71               10.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            19.15               21.06                260.41

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                       9.85               10.10               2472.14

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          17.63               20.32               1096.14

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.14               12.64                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.55               11.59               1122.08

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.27               12.32                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.20               12.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.34               15.16                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.61               10.81               3696.10

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       16.62               18.70                 59.62

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        14.15               16.23                918.92

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          20.19               25.49               3842.67

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          16.08               17.66               2263.76

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           14.35               15.11                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           13.14               14.49                 76.86

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             13.36               14.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  14.14               15.25                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.18               10.48                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.28               12.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.09               12.06                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.80               12.59               2122.89

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.76                9.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          11.09               10.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.33               10.50               9622.43

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.45               10.30                775.38

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.96               12.10                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.28                5.09                856.15

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.25                8.73                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       14.81               17.29                 59.69

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        14.42               14.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.51               13.63                 74.35

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.52                9.97                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.54                9.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        6.46                5.84                730.23

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.34               12.86                328.77

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  24.49               33.42                481.91

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       27.25               33.18               1092.50

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       21.25               27.22                 80.82

------------------------------------------------------------------------------------------------------------------------------



Table 22 - 2.25% Asset Charge


     Base Contract with Higher Education Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Conservative Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Moderate-Conservative Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         11.81               13.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.81               11.12                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                  9.41               10.16                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  13.41               16.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.26               10.55                655.20

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.56               12.32                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   12.34               13.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            13.49               15.84                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.54               12.37                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                11.65               13.35                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     11.31               12.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.95                9.88                309.61

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       12.56               15.32                632.04

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.32               12.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.69               12.56                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.95                9.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               12.58               14.58                640.63

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.88               11.71                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.48               10.95                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.29                9.16                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.72               11.23                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.46               10.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.96               11.95                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        14.36               15.64                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     11.79               13.83                 31.91

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.84               11.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              11.09               11.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                             9.42                9.82                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       13.40               14.55                225.35

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.73               12.11                727.40

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             11.11               11.31                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            16.91               18.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                       9.78               10.03               1626.59

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          14.83               17.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.13               12.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.55               11.58                258.05

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.26               12.31                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.20               12.72                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.32               15.13                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.92               11.12               1093.28

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       12.63               14.20                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.54               13.23                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          17.12               21.61                151.81

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.27               15.66                323.57

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.30               10.84                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.73               11.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                              9.58               10.58                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  11.08               11.94                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.17               10.47                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.27               12.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.08               12.05                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.78               12.57                 84.45

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.75                9.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          11.07               10.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.32               10.48               1976.24

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.45               10.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.96               12.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.75                5.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.24                8.72                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.71               12.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        11.34               11.73                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.50               13.61                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.52                9.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.44                9.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        7.28                6.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.32               12.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  19.99               27.27                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       23.72               28.87                 24.98

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       21.22               27.16                  0.00

------------------------------------------------------------------------------------------------------------------------------



Table 23 - 2.30% Asset Charge


     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and
     Surrender Charge Rider - Five Years
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero
     Years
     Base Contract with Bonus Credit Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset
     Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         11.79               13.42                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.79               11.09                487.81

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                  9.39               10.14                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  13.39               16.42                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.24               10.53               1129.20

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.54               12.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   12.32               13.26                234.88

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            13.47               15.80                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.51               12.34                 23.75

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                11.63               13.32                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     11.28               12.88                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.95                9.87                 31.02

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       12.54               15.29               1104.01

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.32               12.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.68               12.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.95                9.39                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               12.56               14.54               1112.27

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.86               11.68                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.46               10.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.27                9.13                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.70               11.20                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.44               10.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.94               11.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        14.33               15.60                344.26

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     11.77               13.80                 64.70

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.81               11.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              11.07               11.37                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                             9.41                9.80                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       13.37               14.51                197.02

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.71               12.08               1349.31

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             11.09               11.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            16.88               18.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                       9.76               10.00                130.48

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          14.80               17.04                487.46

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.12               12.61                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.54               11.57                355.92

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.26               12.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.19               12.71                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.30               15.11                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.90               11.09                 80.83

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       12.61               14.17                 23.45

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.51               13.20                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          17.09               21.55                126.05

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.24               15.62                412.30

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.28               10.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.71               11.80                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                              9.56               10.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  11.06               11.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.17               10.46                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.27               12.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.08               12.03                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.77               12.54                  5.54

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.73                9.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          11.06               10.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.30               10.46               1625.52

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.44               10.28                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.95               12.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.74                5.53                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.24                8.70                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.69               12.46                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        11.32               11.71                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.49               13.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.51                9.95                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.43                9.56                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        7.27                6.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.31               12.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  19.96               27.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       23.67               28.80                 19.89

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       21.18               27.10                  0.00

------------------------------------------------------------------------------------------------------------------------------


Table 24 - 2.35% Asset Charge


     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Moderate Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Moderate Asset
     Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         10.70               12.17                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.21               10.50                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 10.50               11.33                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  10.04               12.31                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.42               10.70                 89.32

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.72               12.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   10.23               11.01                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            10.65               12.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            10.12               10.84                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                10.93               12.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.12               11.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                10.00                9.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       10.71               13.05                138.88

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.21               11.95                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.18               11.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.23                9.66                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               10.18               11.78                135.69

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.06               10.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                                9.86               10.30                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                             10.02                9.87                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.18               10.65                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.22               10.65                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.42               11.34                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        10.73               11.68                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     10.26               12.02                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.59               11.67                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.67               10.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            10.32               10.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       10.00               10.85                 58.67

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.19               11.49                110.92

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                              9.94               10.11                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            10.75               11.80                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.05               10.29                290.04

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          11.06               12.72                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.34               11.71                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.07               11.05                 43.13

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.08               12.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      10.23               11.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           10.57               11.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                 9.97               10.14                200.54

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       10.02               11.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        10.28               11.78                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          11.21               14.13                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.18               11.16                 71.23

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.56               11.11                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.31               11.35                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             10.21               11.27                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.14               10.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.15               10.43                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 10.60               11.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       10.33               11.22                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                            9.99               10.64                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.97               10.13                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.01                9.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                          9.93               10.07                325.83

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                    10.29               11.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.25               12.42                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      9.65                9.30                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                       10.06               10.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.19               11.87                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.28               10.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            10.72               11.66                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                          9.81                9.28                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                     10.01               10.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        9.82                8.87                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                               9.79               10.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  11.39               15.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       11.71               14.24                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       11.19               14.31                  0.00

------------------------------------------------------------------------------------------------------------------------------



Table 25 - 2.40% Asset Charge


     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and
     Surrender Charge Rider - Three Years
     Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         11.74               13.35                 97.45

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.74               11.04                718.05

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                  9.36               10.09                636.20

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  13.34               16.34                863.66

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.20               10.47              15140.14

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.50               12.23                604.65

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   12.27               13.19               4316.71

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            13.42               15.72                544.60

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.47               12.28                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                11.58               13.25                313.96

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     11.24               12.82                140.79

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.94                9.85               3333.96

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       12.49               15.21              13111.70

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.31               12.06                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.67               12.53                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.94                9.37                 69.18

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               12.51               14.47              16386.61

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.82               11.63                217.28

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.42               10.87                215.90

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.24                9.09                180.27

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.66               11.15                718.96

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.40               10.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.90               11.86               2680.01

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        14.27               15.53               1509.50

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     11.72               13.73               2430.84

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.77               11.87                466.62

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              11.03               11.32                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                             9.37                9.75                913.37

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       13.32               14.44               2810.90

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.67               12.02              18260.75

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             11.05               11.23                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            16.82               18.45               2352.52

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                       9.72                9.95               1732.76

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          14.74               16.95               7958.81

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.10               12.58                962.20

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.53               11.55               3993.93

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.25               12.27                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.18               12.68                570.08

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.26               15.05               1216.26

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.86               11.04               1575.84

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       12.56               14.10               1680.12

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.47               13.13                264.04

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          17.02               21.45               3451.05

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.19               15.55               5851.90

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.24               10.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.67               11.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                              9.52               10.50                390.78

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  11.01               11.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.16               10.44                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.25               12.58                629.19

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.06               12.01                473.54

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.74               12.50               1473.25

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.71                9.86                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          11.03               10.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.28               10.42              19278.85

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.43               10.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.94               12.05                169.63

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.72                5.51                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.22                8.68                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.65               12.40               1547.46

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        11.28               11.65               1196.26

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.47               13.56                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.50                9.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.39                9.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        7.24                6.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.27               12.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  19.88               27.08                244.03

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       23.58               28.66                899.82

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       21.12               26.99                 99.41

------------------------------------------------------------------------------------------------------------------------------


Table 26 - 2.45% Asset Charge
     Base Contract with Bonus Credit Rider, Guaranteed
     Minimum Death Benefit Rider and
     Moderate Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed
     Minimum Death Benefit Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed
     Minimum Death Benefit Rider,
     Three-Year Surrender Charge Rider, and GMWB Moderate
     Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model

                                                                                                                             -


                                                                                                                             -

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         10.73               12.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         11.31               11.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 10.21               11.01                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  11.48               14.05                 77.53

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          11.31               11.60               5060.57

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                11.51               13.39                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   11.01               11.83               1959.51

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            11.85               13.88                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            10.40               11.13                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                12.37               14.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.51               11.98                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.93                9.84               1286.03

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       11.42               13.90               8379.28

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.30               12.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.67               12.51                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.93                9.36                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               10.55               12.19               7784.02

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.42               11.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.09               10.53                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.16                9.01                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.29               10.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.31               10.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.41               11.32                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        11.62               12.64                 42.03

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     10.54               12.34                464.61

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.63               11.71                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.82               11.10                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            10.50               10.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       10.08               10.92               2305.37

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.44               11.77               9402.63

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                              9.97               10.14                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            11.77               12.91                 41.43

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.05               10.28               5333.67

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          12.00               13.79                599.59

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.54               11.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.53               11.54               1977.53

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.24               12.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.17               12.67                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           11.37               11.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.08               10.24               3576.97

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       10.44               11.72                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        10.34               11.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          12.85               16.19               1566.94

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.95               11.99               3181.94

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           11.06               11.61                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.75               11.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             10.61               11.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.87               11.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.15               10.43                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.25               12.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.06               12.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           10.23               10.89                356.93

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.86               10.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.06                9.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.03               10.16              14213.91

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.43               10.25                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.94               12.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      9.61                9.24                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        9.11                9.61                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.52               12.24                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.12               10.44                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            11.40               12.39                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.50                9.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.94               10.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        9.42                8.51                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                               9.56                9.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  13.56               18.47                 63.59

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       14.41               17.50                349.33

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       12.45               15.90                 35.18

------------------------------------------------------------------------------------------------------------------------------


Table 27 - 2.50% Asset Charge


     Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         11.70               13.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.70               10.98                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                  9.32               10.05                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  13.29               16.26                 80.60

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.16               10.42                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.46               12.17                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   12.22               13.13                 79.20

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            13.36               15.64                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.43               12.22                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                11.54               13.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     11.20               12.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.93                9.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       12.44               15.14                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.30               12.03                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.66               12.50                  6.97

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.93                9.35                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               12.46               14.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.78               11.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.38               10.82                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.21                9.05                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.62               11.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.36               10.78                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.85               11.80                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        14.22               15.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     11.68               13.66                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.73               11.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.98               11.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                             9.33                9.70                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       13.27               14.37                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.63               11.97                129.75

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             11.00               11.18                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            16.75               18.36                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                       9.68                9.90                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          14.68               16.87                 10.38

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.09               12.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.52               11.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.24               12.25                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.17               12.66                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.22               14.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.82               10.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       12.52               14.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.43               13.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          16.95               21.34                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.13               15.47                 70.93

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.20               10.71                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.63               11.68                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                              9.49               10.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.97               11.79                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.15               10.42                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.24               12.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.05               11.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.70               12.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.68                9.82                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          11.00               10.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.25               10.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.43               10.24                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.93               12.02                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.70                5.48                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.21                8.66                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.61               12.34                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        11.24               11.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.45               13.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.49                9.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.36                9.48                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        7.22                6.51                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.23               12.70                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  19.81               26.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       23.49               28.52                 38.79

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       21.05               26.88                  0.00

------------------------------------------------------------------------------------------------------------------------------


Table 28 - 2.55% Asset Charge


     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and
     Surrender Charge Rider - Zero Years

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         13.27               15.06                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         12.80               13.13                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 13.87               14.94                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  16.13               19.73                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          14.06               14.42                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                14.27               16.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   16.12               17.31                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            17.66               20.66                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            12.72               13.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                14.26               16.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     13.89               15.82                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.92                9.82                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       14.78               17.97                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.29               12.02                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.66               12.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.92                9.34                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               14.39               16.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       12.65               13.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               13.12               13.67                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                             12.48               12.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     11.88               12.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             12.34               12.84                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          12.02               13.06                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        15.57               16.92                 59.50

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     14.12               16.51                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   12.69               13.97                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              13.52               13.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            12.88               13.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       13.84               14.98                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         13.35               15.02                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             10.59               10.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            18.94               20.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                       9.74                9.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          17.62               20.23                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.08               12.53                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.52               11.51                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.23               12.23                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.16               12.65                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.20               14.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.49               10.65                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       16.43               18.43                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        13.99               16.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          19.96               25.12                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          15.90               17.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           14.19               14.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           13.00               14.28                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             13.21               14.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  13.99               15.03                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.14               10.41                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.24               12.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.05               11.97                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.69               12.43                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.67                9.80                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.99               10.79                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.24               10.36                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.42               10.23                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.93               12.01                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.22                5.02                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.20                8.65                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       14.65               17.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        14.26               14.71                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.44               13.51                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.49                9.90                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.44                9.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        6.39                5.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.21               12.67                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  24.22               32.94                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       26.95               32.70                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       21.02               26.82                  0.00

------------------------------------------------------------------------------------------------------------------------------


Table 29 - 2.60% Asset Charge


     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Moderate Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         10.69               12.13                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.20               10.46                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 10.49               11.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  10.03               12.27                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.41               10.67                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.71               12.44                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   10.22               10.97                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            10.65               12.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            10.11               10.80                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                10.92               12.48                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.11               11.51                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.99                9.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       10.70               13.01                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.20               11.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.17               11.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.22                9.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               10.17               11.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.05               10.78                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                                9.86               10.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                             10.01                9.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.17               10.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.21               10.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.41               11.31                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        10.72               11.64                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     10.25               11.98                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.58               11.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.66               10.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            10.31               10.71                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                        9.99               10.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.18               11.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                              9.93               10.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            10.74               11.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.04               10.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          11.05               12.68                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.33               11.67                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.06               11.01                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.07               12.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      10.22               11.58                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           10.56               11.12                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                 9.96               10.10                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       10.01               11.22                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        10.27               11.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          11.20               14.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.17               11.12                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.56               11.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.31               11.32                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             10.21               11.23                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.13               10.88                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.14               10.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 10.59               11.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       10.32               11.18                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                            9.98               10.61                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.96               10.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.00                9.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                          9.92               10.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                    10.28               11.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.24               12.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      9.64                9.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                       10.05               10.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.18               11.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.28               10.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            10.71               11.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                          9.80                9.25                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                     10.00               10.12                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        9.81                8.84                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                               9.79               10.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  11.38               15.47                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       11.70               14.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       11.18               14.26                  0.00

------------------------------------------------------------------------------------------------------------------------------


Table 30 - 2.65% Asset Charge


     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death
     Benefit Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         11.63               13.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.64               10.90                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                  9.27                9.98                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  13.22               16.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.10               10.35                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.40               12.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   12.15               13.03                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            13.28               15.53                 24.53

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.36               12.13                 72.77

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                11.47               13.09                 33.82

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     11.13               12.66                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.91                9.80                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       12.37               15.03                 42.05

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.28               12.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.64               12.46                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.91                9.33                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               12.39               14.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.72               11.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.33               10.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.15                8.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.56               11.01                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.30               10.70                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.79               11.72                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        14.13               15.34                267.86

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     11.61               13.56                 74.40

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.67               11.72                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.92               11.18                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                             9.28                9.63                106.68

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       13.19               14.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.56               11.88                 51.62

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             10.94               11.09                292.82

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            16.65               18.23                 23.76

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                       9.63                9.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          14.60               16.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.06               12.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.51               11.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.22               12.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.15               12.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.16               14.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.76               10.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       12.45               13.94                 26.64

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.36               12.97                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          16.85               21.19                 26.57

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.05               15.36                 29.89

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.14               10.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.57               11.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                              9.43               10.37                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.90               11.70                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.13               10.39                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.23               12.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.04               11.95                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.66               12.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.64                9.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.96               10.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.21               10.32                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.41               10.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.92               11.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.67                5.44                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.19                8.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.55               12.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        11.18               11.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.42               13.47                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.47                9.88                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.31                9.41                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        7.18                6.47                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.17               12.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  19.70               26.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       23.35               28.31                 61.30

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       20.95               26.71                  0.00

------------------------------------------------------------------------------------------------------------------------------


Table 31 - 2.70% Asset Charge


     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Moderate
     Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         10.69               12.11                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.20               10.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 10.48               11.27                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  10.03               12.25                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.41               10.65                424.10

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.70               12.43                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   10.22               10.95                112.95

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            10.64               12.43                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            10.11               10.78                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                10.92               12.46                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.11               11.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.99                9.88                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       10.70               12.99                606.50

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.20               11.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.17               11.90                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.22                9.61                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               10.16               11.72                626.12

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.05               10.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                                9.85               10.25                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                             10.01                9.82                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.17               10.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.21               10.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.40               11.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        10.72               11.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     10.25               11.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.57               11.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.66               10.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            10.31               10.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                        9.99               10.79                118.94

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.18               11.43                582.29

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                              9.93               10.06                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            10.74               11.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.03               10.24                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          11.04               12.66                248.43

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.32               11.66                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.06               10.99                150.37

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.07               12.02                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      10.22               11.56                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           10.55               11.10                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                 9.95               10.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       10.01               11.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        10.27               11.73                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          11.19               14.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.17               11.11                234.22

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.55               11.05                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.30               11.30                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             10.20               11.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.13               10.86                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.13               10.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 10.58               11.79                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       10.32               11.17                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                            9.98               10.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.96               10.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.00                9.80                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                          9.91               10.02                728.14

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                    10.28               11.14                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.23               12.36                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      9.64                9.25                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                       10.05               10.58                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.17               11.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.27               10.58                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            10.71               11.61                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                          9.79                9.23                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                     10.00               10.10                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        9.81                8.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                               9.78               10.14                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  11.38               15.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       11.69               14.17                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       11.17               14.24                  0.00

------------------------------------------------------------------------------------------------------------------------------


Table 32 - 2.75% Asset Charge


     Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
     Base Contract with Bonus Credit Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         11.58               13.12                 28.37

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.60               10.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                  9.24                9.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  13.17               16.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.06               10.30                 19.69

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.36               12.02                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   12.10               12.97                 24.11

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            13.23               15.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.31               12.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                11.42               13.03                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     11.09               12.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.90                9.79                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       12.32               14.95                 53.78

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.27               11.97                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.63               12.44                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.90                9.31                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               12.34               14.22                 32.36

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.68               11.44                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.29               10.70                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.12                8.94                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.51               10.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.26               10.65                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.75               11.66                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        14.08               15.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     11.56               13.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.63               11.67                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.88               11.12                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                             9.24                9.58                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       13.14               14.19                  9.23

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.52               11.82                 35.21

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             10.90               11.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            16.59               18.14                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                       9.59                9.78                 31.13

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          14.54               16.66                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.04               12.46                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.50               11.47                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.21               12.18                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.14               12.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.13               14.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.72               10.86                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       12.40               13.88                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.31               12.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          16.79               21.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.99               15.28                 13.53

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.10               10.58                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.52               11.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                              9.39               10.32                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.86               11.65                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.12               10.37                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.22               12.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.03               11.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.63               12.34                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.62                9.73                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.93               10.71                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.18               10.29                 29.34

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.40               10.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.91               11.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.65                5.42                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.18                8.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.51               12.20                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        11.14               11.46                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.40               13.43                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.46                9.86                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.27                9.37                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        7.15                6.44                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.13               12.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  19.63               26.64                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       23.26               28.17                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       20.88               26.60                  0.00

------------------------------------------------------------------------------------------------------------------------------



Table 33 - 2.80% Asset Charge


     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Aggressive Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Moderate-Aggressive Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         10.69               12.10                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         11.27               11.53                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 10.17               10.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  11.43               13.95                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          11.26               11.52               4372.98

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                11.46               13.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   10.97               11.75               1203.99

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            11.81               13.78                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            10.36               11.05                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                12.32               14.05                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.47               11.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.90                9.78                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       11.37               13.80               6033.02

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.27               11.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.63               12.43                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.90                9.30                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               10.51               12.10               6221.02

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.38               11.11                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.06               10.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.12                8.94                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.25               10.68                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.27               10.66                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.37               11.24                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        11.58               12.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     10.50               12.25                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.59               11.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.78               11.02                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            10.46               10.84                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       10.04               10.84               1270.05

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.40               11.68               5968.78

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                              9.94               10.06                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            11.72               12.82                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.01               10.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          11.95               13.69               2460.85

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.50               11.84                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.49               11.46               1603.21

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.20               12.17                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.13               12.58                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           11.33               11.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.04               10.16                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       10.40               11.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        10.30               11.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          12.80               16.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.91               11.90               2367.14

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           11.01               11.53                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.71               11.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             10.57               11.61                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.83               11.61                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.12               10.36                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.21               12.48                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.02               11.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           10.19               10.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.82                9.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.02                9.82                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                          9.99               10.09               7944.29

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.40               10.18                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.91               11.95                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      9.57                9.18                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        9.07                9.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.48               12.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.08               10.37                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            11.35               12.30                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.46                9.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.90               10.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        9.39                8.44                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                               9.52                9.86                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  13.51               18.33                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       14.35               17.37                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       12.40               15.79                  0.00

------------------------------------------------------------------------------------------------------------------------------



Table 34 - 2.85% Asset Charge


     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         11.54               13.06                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.56               10.80                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                  9.20                9.88                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  13.12               16.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.02               10.25                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.32               11.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   12.06               12.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            13.18               15.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.27               12.01                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                11.38               12.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     11.04               12.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.89                9.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       12.27               14.88                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.26               11.95                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.62               12.41                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.89                9.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               12.29               14.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.64               11.39                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.25               10.65                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.09                8.90                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.47               10.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.22               10.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.71               11.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        14.02               15.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     11.52               13.43                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.58               11.61                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.83               11.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                             9.21                9.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       13.09               14.12                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.48               11.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             10.85               10.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            16.52               18.05                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                       9.55                9.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          14.49               16.58                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  11.02               12.43                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.49               11.44                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.20               12.16                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.13               12.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.09               14.80                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.68               10.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       12.36               13.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.27               12.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          16.72               20.98                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.94               15.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.06               10.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.48               11.48                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                              9.36               10.27                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.82               11.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.11               10.35                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.20               12.47                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.02               11.90                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.60               12.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.59                9.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.90               10.67                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.15               10.25                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.39               10.17                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.90               11.94                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.63                5.39                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.16                8.58                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.47               12.14                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        11.10               11.41                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.38               13.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.45                9.84                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.24                9.32                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        7.13                6.41                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.09               12.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  19.56               26.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       23.17               28.03                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       20.82               26.49                  0.00

------------------------------------------------------------------------------------------------------------------------------



Table 35 - 2.90% Asset Charge


     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         10.68               12.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.19               10.42                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 10.48               11.24                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  10.02               12.22                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.40               10.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.70               12.39                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   10.21               10.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            10.63               12.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            10.10               10.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                10.91               12.43                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.10               11.46                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.98                9.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       10.69               12.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.19               11.86                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.16               11.87                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.21                9.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               10.16               11.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.04               10.73                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                                9.85               10.22                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                             10.00                9.79                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.16               10.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.20               10.58                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.40               11.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        10.71               11.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     10.24               11.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.57               11.58                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.65               10.88                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            10.30               10.66                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                        9.98               10.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.17               11.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                              9.92               10.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            10.73               11.72                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.03               10.22                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          11.04               12.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.32               11.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.05               10.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.06               11.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      10.21               11.53                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           10.55               11.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                 9.95               10.06                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               11.18                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        10.26               11.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          11.19               14.03                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.16               11.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.54               11.02                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.29               11.27                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             10.19               11.18                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.12               10.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.13               10.35                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 10.58               11.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       10.31               11.14                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                            9.97               10.56                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.95               10.05                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                           9.99                9.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                          9.91                9.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                    10.27               11.11                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.23               12.33                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      9.63                9.23                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                       10.04               10.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.17               11.78                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.26               10.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            10.70               11.58                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                          9.79                9.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.99               10.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        9.80                8.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                               9.78               10.11                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  11.37               15.41                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       11.68               14.13                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       11.17               14.20                  0.00

------------------------------------------------------------------------------------------------------------------------------



Table 36 - 2.95% Asset Charge


     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Moderate-Aggressive Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         10.68               12.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.19               10.41                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 10.47               11.24                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  10.02               12.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.40               10.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.70               12.39                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   10.21               10.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            10.63               12.39                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            10.10               10.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                10.91               12.42                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.10               11.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.98                9.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       10.69               12.95                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.19               11.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.16               11.86                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.21                9.58                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               10.16               11.68                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.04               10.73                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                                9.84               10.22                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                             10.00                9.79                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.16               10.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.20               10.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.39               11.25                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        10.71               11.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     10.24               11.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.56               11.58                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.65               10.87                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            10.30               10.66                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                        9.98               10.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.17               11.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                              9.92               10.03                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            10.73               11.71                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.03               10.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          11.03               12.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.31               11.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.05               10.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.06               11.98                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      10.21               11.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           10.55               11.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                 9.95               10.06                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               11.17                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        10.26               11.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          11.18               14.02                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.16               11.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.54               11.02                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.29               11.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             10.19               11.18                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.12               10.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.12               10.35                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 10.57               11.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       10.31               11.13                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                            9.97               10.56                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.95               10.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                           9.99                9.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                          9.91                9.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                    10.27               11.10                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.23               12.32                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      9.63                9.22                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                       10.04               10.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.16               11.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.26               10.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            10.70               11.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                          9.78                9.20                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.99               10.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        9.80                8.80                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                               9.77               10.11                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  11.37               15.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       11.68               14.12                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       11.16               14.19                  0.00

------------------------------------------------------------------------------------------------------------------------------



Table 37 - 3.00% Asset Charge


     Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum
     Death Benefit Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         11.47               12.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.49               10.72                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                  9.15                9.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  13.05               15.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                           9.97               10.17                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.26               11.87                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   11.98               12.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            13.10               15.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.20               11.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                11.31               12.87                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.98               12.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.88                9.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       12.20               14.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.25               11.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.61               12.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.88                9.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               12.22               14.05                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.59               11.31                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.19               10.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.04                8.84                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.41               10.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.16               10.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.64               11.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        13.94               15.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     11.45               13.33                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.52               11.53                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.77               10.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                             9.15                9.47                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       13.01               14.02                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.42               11.68                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             10.79               10.90                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            16.43               17.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                       9.49                9.66                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          14.40               16.46                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.99               12.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.47               11.41                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.18               12.12                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.11               12.53                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           14.03               14.71                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.62               10.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       12.29               13.72                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.20               12.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          16.62               20.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.86               15.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.00               10.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.42               11.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                              9.30               10.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.76               11.50                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.10               10.32                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.19               12.43                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       11.00               11.87                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.55               12.23                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.55                9.64                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.86               10.61                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.11               10.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.38               10.14                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.89               11.90                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.60                5.36                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.14                8.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.42               12.06                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        11.04               11.33                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.35               13.35                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.44                9.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.19                9.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        7.09                6.36                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.04               12.44                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  19.45               26.33                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       23.03               27.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       20.72               26.33                  0.00

------------------------------------------------------------------------------------------------------------------------------



Table 38 - 3.05% Asset Charge


     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Moderate-Aggressive Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         10.67               12.06                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.19               10.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 10.47               11.22                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  10.02               12.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.40               10.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.69               12.37                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   10.20               10.90                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            10.63               12.37                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            10.09               10.73                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                10.91               12.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.09               11.44                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.98                9.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       10.68               12.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.19               11.84                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.16               11.84                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.21                9.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               10.15               11.67                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.03               10.71                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                                9.84               10.20                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                             10.00                9.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.15               10.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.19               10.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.39               11.24                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        10.70               11.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     10.23               11.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.56               11.56                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.65               10.86                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            10.29               10.64                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                        9.98               10.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.16               11.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                              9.92               10.02                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            10.72               11.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.02               10.20                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          11.03               12.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.31               11.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.05               10.94                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.06               11.97                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      10.21               11.51                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           10.54               11.05                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                 9.94               10.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               11.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        10.26               11.67                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          11.18               14.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.15               11.05                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.54               11.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.29               11.25                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             10.19               11.16                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.11               10.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.12               10.33                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 10.57               11.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       10.31               11.11                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                            9.96               10.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.94               10.03                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                           9.98                9.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                          9.90                9.97                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                    10.26               11.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.22               12.30                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      9.63                9.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                       10.04               10.53                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.16               11.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.26               10.53                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            10.69               11.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                          9.78                9.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.99               10.06                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        9.80                8.79                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                               9.77               10.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  11.36               15.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       11.68               14.10                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       11.16               14.17                  0.00

------------------------------------------------------------------------------------------------------------------------------



Table 39 - 3.10% Asset Charge


     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         11.43               12.90                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.45               10.67                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                  9.12                9.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  13.00               15.82                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                           9.93               10.12                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.22               11.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   11.94               12.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            13.05               15.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.16               11.86                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                11.27               12.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.94               12.39                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.87                9.72                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       12.15               14.70                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.24               11.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.60               12.35                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.87                9.24                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               12.17               13.98                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.55               11.25                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.16               10.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.00                8.80                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.37               10.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.12               10.47                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.60               11.46                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        13.89               15.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     11.41               13.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.48               11.47                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.73               10.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                             9.12                9.42                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       12.96               13.95                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.38               11.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             10.75               10.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            16.36               17.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                       9.46                9.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          14.34               16.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.98               12.35                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.46               11.39                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.17               12.10                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.10               12.51                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           13.99               14.66                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.58               10.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       12.24               13.65                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.16               12.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          16.56               20.72                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.80               15.02                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                            9.96               10.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.38               11.34                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                              9.27               10.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.71               11.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.09               10.30                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.18               12.40                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       10.99               11.84                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.52               12.18                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.53                9.61                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.83               10.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.09               10.16                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.37               10.12                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.88               11.88                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.58                5.33                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.13                8.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.38               12.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        11.00               11.28                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.32               13.31                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.43                9.79                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.15                9.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        7.06                6.33                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              12.00               12.39                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  19.38               26.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       22.94               27.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       20.65               26.22                  0.00

------------------------------------------------------------------------------------------------------------------------------



Table 40 - 3.15% Asset Charge


     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Aggressive Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         10.67               12.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.18               10.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 10.47               11.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  10.01               12.17                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.39               10.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.69               12.35                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   10.20               10.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            10.62               12.36                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            10.09               10.72                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                10.90               12.39                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.09               11.42                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.98                9.82                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       10.68               12.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.18               11.82                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.15               11.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.20                9.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               10.15               11.65                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.03               10.70                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                                9.84               10.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.99                9.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.15               10.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.19               10.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.39               11.22                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        10.70               11.56                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     10.23               11.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.56               11.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.64               10.84                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            10.29               10.63                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                        9.97               10.73                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.16               11.37                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                              9.91               10.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            10.72               11.68                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.02               10.18                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          11.03               12.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.31               11.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.04               10.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.05               11.95                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      10.20               11.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           10.54               11.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                 9.94               10.03                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               11.14                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        10.25               11.65                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          11.18               13.98                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.15               11.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.53               10.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.29               11.23                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             10.19               11.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.11               10.80                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.12               10.32                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 10.57               11.72                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       10.30               11.10                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                            9.96               10.53                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.94               10.02                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                           9.98                9.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                          9.90                9.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                    10.26               11.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.22               12.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      9.62                9.20                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                       10.03               10.51                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.16               11.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.25               10.51                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            10.69               11.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                          9.78                9.18                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.98               10.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        9.79                8.78                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                               9.77               10.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  11.36               15.36                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       11.67               14.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       11.16               14.15                  0.00

------------------------------------------------------------------------------------------------------------------------------



Table 41 - 3.25% Asset Charge


     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death
     Benefit Rider
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Aggressive Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         11.36               12.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.39               10.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                  9.07                9.70                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  12.93               15.70                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                           9.87               10.05               3507.76

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.16               11.73                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   11.87               12.65               1426.19

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            12.98               15.08                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.09               11.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                11.20               12.71                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.87               12.30                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.85                9.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       12.08               14.59               3535.33

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.22               11.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.58               12.32                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.85                9.21                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               12.10               13.88               3596.64

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.49               11.18                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.10               10.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              8.96                8.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.31               10.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.06               10.39                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.54               11.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        13.81               14.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     11.34               13.17                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.42               11.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.66               10.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                             9.06                9.35                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       12.88               13.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.32               11.53               4536.24

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             10.68               10.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            16.27               17.70                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                       9.40                9.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          14.26               16.26               2561.62

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.95               12.30                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.45               11.35                771.12

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.16               12.06                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.09               12.47                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           13.93               14.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.53               10.61                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       12.18               13.56                644.83

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.09               12.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          16.46               20.57                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.72               14.91               1387.28

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                            9.91               10.32                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.32               11.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                              9.21               10.07                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.65               11.36                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.07               10.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.16               12.37                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       10.97               11.81                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.47               12.12                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.49                9.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.78               10.51                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.05               10.10                802.74

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.36               10.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.86               11.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.55                5.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.11                8.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.32               11.92                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.94               11.20                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.29               13.26                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.41                9.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.10                9.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        7.02                6.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              11.94               12.31                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  19.27               26.03                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       22.81               27.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       20.56               26.05                  0.00

------------------------------------------------------------------------------------------------------------------------------



Table 42 - 3.35% Asset Charge


     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
     Benefit Rider

-------------------------------------------------------------------------------------------------------------------------------

                        Investment Division                          Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at         Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)              Period

-------------------------------------------------------------------------------------------------------------------------------

     2006

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         11.31               12.74                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.35               10.54                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                  9.04                9.65                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  12.88               15.63                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                           9.83               10.00                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.12               11.67                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   11.82               12.59                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            12.93               15.00                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            11.05               11.72                 698.79

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                11.16               12.65                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.83               12.24                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.84                9.67                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       12.03               14.52                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.21               11.83                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.57               12.29                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                                9.84                9.20                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               12.05               13.81                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.45               11.12                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                               10.06               10.40                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              8.92                8.70                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.27               10.64                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.02               10.34                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.50               11.32                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        13.75               14.82                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     11.30               13.10                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.38               11.33                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.62               10.80                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                             9.03                9.30                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                       12.83               13.78                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.28               11.48                 793.80

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                             10.64               10.72                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            16.20               17.61                1204.26

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                       9.37                9.50                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          14.20               16.18                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.93               12.26                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.44               11.33                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.15               12.04                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      11.07               12.45                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           13.89               14.52                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                10.49               10.56                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                       12.13               13.49                 659.96

-------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        11.05               12.53                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          16.40               20.47                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.67               14.84                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                            9.87               10.27                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.28               11.20                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                              9.18               10.02                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.61               11.31                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.06               10.24                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 11.15               12.34                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       10.96               11.78                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                           11.44               12.07                3065.91

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.47                9.52                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                          10.75               10.47                3075.48

-------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                         10.02               10.06                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                     9.35               10.07                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                     9.85               11.82                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      5.53                5.27                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                        8.10                8.46                 399.71

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.28               11.86                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.90               11.15                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            12.27               13.22                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                         10.40                9.74                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.07                9.11                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        7.00                6.26                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                              11.90               12.26                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  19.20               25.91                 120.50

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       22.72               27.35                   0.00

-------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       20.49               25.94                 331.03

------------------------------------------------------------------------------------------------------------------------------



Table 43 - 3.40% Asset Charge


     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero Year Surrender Charge Rider, and
     GMWB Aggressive Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         10.66               12.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.17               10.35                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 10.46               11.17                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  10.00               12.13                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.38               10.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.68               12.31                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   10.19               10.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            10.61               12.31                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            10.08               10.68                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                10.89               12.34                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.08               11.38                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.97                9.79                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       10.67               12.87                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.18               11.78                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.14               11.79                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.20                9.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               10.14               11.61                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.02               10.66                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                                9.83               10.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.98                9.73                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.14               10.50                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.18               10.50                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.38               11.18                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        10.69               11.52                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     10.22               11.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.55               11.51                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.63               10.80                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            10.28               10.59                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                        9.96               10.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.15               11.33                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                              9.90                9.97                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            10.71               11.64                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.01               10.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          11.02               12.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.30               11.55                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.03               10.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.04               11.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      10.19               11.45                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           10.53               11.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                 9.93               10.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                        9.99               11.10                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        10.25               11.61                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          11.17               13.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.14               11.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.53               10.95                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.28               11.19                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             10.18               11.11                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.10               10.76                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.11               10.28                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 10.56               11.68                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       10.29               11.06                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                            9.95               10.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.93                9.98                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                           9.97                9.71                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                          9.89                9.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                    10.25               11.03                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.21               12.25                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      9.62                9.16                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                       10.02               10.48                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.15               11.70                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.25               10.48                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            10.68               11.50                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                          9.77                9.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.97               10.01                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        9.78                8.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                               9.76               10.04                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  11.35               15.31                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       11.66               14.03                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       11.15               14.11                  0.00

------------------------------------------------------------------------------------------------------------------------------



Table 44 - 3.50% Asset Charge


     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Aggressive Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period

------------------------------------------------------------------------------------------------------------------------------

     2006

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                         10.66               11.98                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                         10.17               10.33                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                                 10.45               11.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                                  10.00               12.12                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Growth Portfolio                                          10.38               10.54                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Leveraged AllCap Portfolio                                10.67               12.29                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American MidCap Growth Portfolio                                   10.19               10.84                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Portfolio                            10.61               12.30                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Balanced Fund                                            10.08               10.67                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Capital Appreciation Fund                                10.89               12.33                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Income & Growth Fund                                     10.08               11.37                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Inflation Protection Fund                                 9.96                9.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP International Fund                                       10.67               12.85                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Large Company Value Fund                                 10.17               11.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Mid Cap Value Fund                                       10.14               11.77                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Ultra Fund                                               10.19                9.51                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Amer Century VP Value Fund                                               10.14               11.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                       10.02               10.65                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                                9.82               10.14                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Small Cap Growth Portfolio                              9.98                9.71                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager Portfolio                                     10.14               10.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth Portfolio                             10.18               10.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                          10.37               11.17                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                        10.69               11.50                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                     10.22               11.83                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                                   10.54               11.49                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                              10.63               10.79                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                            10.28               10.58                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                        9.96               10.68                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                         10.15               11.31                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                              9.90                9.96                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                            10.71               11.62                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                      10.01               10.13                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                          11.01               12.53                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                                  10.29               11.53                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Core Small Cap Fund                                    10.03               10.87                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                                 10.04               11.89                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT MidCap Value Fund                                      10.19               11.44                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Series Growth and Income Portfolio                           10.53               10.98                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                                 9.93                9.98                  0.00

------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                        9.98               11.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                        10.24               11.60                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                          11.16               13.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.14               10.99                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Emerging Growth Series                                           10.52               10.93                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                           10.27               11.18                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                             10.17               11.09                  0.00

------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                                  10.10               10.75                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Fasciano Portfolio                                      10.10               10.27                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman MidCap Growth Portfolio                                 10.55               11.67                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                       10.29               11.05                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                            9.95               10.48                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                          9.93                9.97                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                           9.97                9.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                          9.89                9.91                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT OpCap Small Cap Portfolio                                    10.25               11.02                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Premier VIT PEA Renaissance Portfolio                                    10.21               12.23                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Arktos Fund                                                      9.61                9.15                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Juno Fund                                                       10.02               10.46                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                       10.14               11.69                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT OTC Fund                                                        10.24               10.46                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                            10.68               11.48                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT US Government Bond Fund                                          9.77                9.13                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Govt Money Market Fund                                      9.97               10.00                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Ursa Fund                                                        9.78                8.74                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                               9.75               10.03                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                                  11.35               15.28                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                       11.66               14.02                  0.00

------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                       11.14               14.09                  0.00

------------------------------------------------------------------------------------------------------------------------------


Table 1 1.05% Asset Charge
     Base Contract with GMWB Conservative Asset Allocation
Model (Available on contracts issued after 8/22/05)
                                                                                                                                   -


                                                                                                                                   -
Investment Division                                                  Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                    of Period (8/22/05)  Period (12/31/05)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------------
2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                                   10.00               10.75                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                                   10.00               10.26                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                           10.00               10.54                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                            10.00               10.09                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                    10.00               10.47                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                          10.00               10.77                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                             10.00               10.28                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                      10.00               10.70                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                      10.00               10.17                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                          10.00               10.98                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                               10.00               10.17                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                          10.00               10.05                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                                 10.00               10.76                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                           10.00               10.26                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                                 10.00               10.23                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                         10.00               10.28                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                         10.00               10.22                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                                 10.00               10.11                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                         10.00                9.91                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                       10.00               10.07                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                               10.00               10.23                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                                       10.00               10.27                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                                    10.00               10.46                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                                  10.00               10.78                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                               10.00               10.31                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                             10.00               10.64                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                        10.00               10.72                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                      10.00               10.37                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                                 10.00               10.05                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                                   10.00               10.24                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                       10.00                9.99                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                      10.00               10.80                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                                10.00               10.09                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                    10.00               11.11                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                            10.00               10.38                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                              10.00               10.12                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                           10.00               10.13                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT MidCap Value Fund                                                10.00               10.28                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                                     10.00               10.61                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                          10.00               10.01                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                                 10.00               10.07                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                                  10.00               10.33                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                                    10.00               11.26                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                                    10.00               10.23                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                     10.00               10.61                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                     10.00               10.36                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                       10.00               10.26                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                            10.00               10.19                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                                10.00               10.19                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                           10.00               10.65                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                                 10.00               10.38                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                     10.00               10.03                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                                   10.00               10.02                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                                    10.00               10.06                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                                   10.00                9.97                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                              10.00               10.34                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                              10.00               10.30                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                               10.00                9.70                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund                                                                 10.00               10.11                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                                 10.00               10.23                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                                  10.00               10.33                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                      10.00               10.77                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT US Government Bond Fund                                                   10.00                9.85                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                               10.00               10.06                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                                 10.00                9.87                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                        10.00                9.84                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                            10.00               11.45                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                                 10.00               11.76                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                                 10.00               11.24                 0.0000
------------------------------------------------------------------------------------------------------------------------------------



Table 2 1.15% Asset Charge
     Base Contract with GMWB Moderate-Conservative Asset Allocation
Model (Available on contracts issued after 8/22/05)
                                                                                                                                   -


                                                                                                                                   -
Investment Division                                                  Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                    of Period (8/22/05)  Period (12/31/05)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------------
2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                                   10.00               10.75                      0
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                                   10.00               10.26                      0
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                           10.00               10.54                      0
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                            10.00               10.09                      0
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                    10.00               10.47                    940
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                          10.00               10.76                      0
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                             10.00               10.27                      0
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                      10.00               10.70                      0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                      10.00               10.16                      0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                          10.00               10.98                      0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                               10.00               10.16                      0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                          10.00               10.05                      0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                                 10.00               10.76                  1,687
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                           10.00               10.26                      0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                                 10.00               10.22                      0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                         10.00               10.28                      0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                         10.00               10.22                  1,581
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                                 10.00               10.10                      0
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                         10.00                9.91                      0
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                       10.00               10.06                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                               10.00               10.22                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                                       10.00               10.26                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                                    10.00               10.46                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                                  10.00               10.78                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                               10.00               10.30                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                             10.00               10.63                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                        10.00               10.72                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                      10.00               10.36                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                                 10.00               10.04                    613
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                                   10.00               10.23                  1,258
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                       10.00                9.98                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                      10.00               10.80                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                                10.00               10.09                  2,870
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                    10.00               11.11                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                            10.00               10.38                      0
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                              10.00               10.11                    482
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                           10.00               10.13                      0
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT MidCap Value Fund                                                10.00               10.27                      0
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                                     10.00               10.61                      0
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                          10.00               10.01                  1,986
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                                 10.00               10.07                      0
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                                  10.00               10.33                      0
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                                    10.00               11.26                      0
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                                    10.00               10.22                    796
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                     10.00               10.61                      0
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                     10.00               10.36                      0
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                       10.00               10.26                      0
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                            10.00               10.18                      0
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                                10.00               10.19                      0
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                           10.00               10.64                      0
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                                 10.00               10.38                      0
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                     10.00               10.03                      0
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                                   10.00               10.01                      0
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                                    10.00               10.05                      0
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                                   10.00                9.97                  3,213
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                              10.00               10.33                      0
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                              10.00               10.29                      0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                               10.00                9.69                      0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund                                                                 10.00               10.10                      0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                                 10.00               10.23                      0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                                  10.00               10.33                      0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                      10.00               10.77                      0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT US Government Bond Fund                                                   10.00                9.85                      0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                               10.00               10.05                      0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                                 10.00                9.86                      0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                        10.00                9.84                      0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                            10.00               11.44                      0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                                 10.00               11.76                      0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                                 10.00               11.24                      0
------------------------------------------------------------------------------------------------------------------------------------

Table 3 - 1.20% Asset Charge
     Base Contract with Minimum Premium Rider
     Base Contract with Surrender Charge Rider - Five Years
------------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                  Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                     of Period (1/1/05)  Period (12/31/05)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------------
2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                                   11.76               12.31                  6,573
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                                   10.54               11.26                103,115
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                            9.68                9.78                  9,291
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                            12.07               13.94                104,745
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                     9.66               10.69                 47,989
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                           9.73               11.00                 53,824
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                             11.85               12.86                 21,928
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                      12.17               14.06                 22,868
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                      11.59               12.02                 23,608
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                          10.06               12.14                    262
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                               11.41               11.78                  5,444
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                          10.02               10.06                     69
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                                 11.71               13.09                 30,995
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                           10.00               10.43                  1,062
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                                 10.00               10.80                     35
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                          9.98               10.06                      0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                         12.65               13.11                 27,581
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                                 10.95               11.31                    347
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                         10.98               10.89                    336
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                       10.76                9.65                    336
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                               10.89               11.17                  2,573
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                                       10.65               10.90                  2,532
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                                    10.95               11.42                  2,775
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                                  12.98               14.96                400,560
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                               11.78               12.29                 16,130
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                             10.64               11.29                  2,684
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                        10.76               11.56                  1,179
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                       9.42                9.82                  4,643
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                                 13.81               13.96                 10,391
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                                   10.82               11.18                 40,467
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                       11.50               11.58                  6,329
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                      15.11               17.62                 22,216
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                                10.01               10.19                 21,502
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                    13.16               15.45                  8,051
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                            11.20               11.33                      0
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                              10.00               10.66                  2,882
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                           10.00               10.37                    615
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT MidCap Value Fund                                                10.00               11.31                    887
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                                     13.29               14.75                  4,050
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                          11.17               11.35                 12,519
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                                 12.85               13.13                  8,084
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                                  11.78               12.02                166,625
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                                    14.26               17.84                 13,553
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                                    13.90               14.87                387,552
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                      9.97               10.73                    788
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                     10.57               11.18                  4,231
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                        9.62                9.98                 22,167
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                            10.86               11.54                      0
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                                10.00               10.28                  6,209
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                           10.00               11.39                    344
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                                 10.00               11.20                    681
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                     11.78               12.12                  6,640
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                                   10.04               10.02                 19,006
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                                    11.29               11.39                 51,620
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                                   10.48               10.61                103,271
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                              10.00                9.55                  2,530
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                              10.00               10.06                     46
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                                5.98                5.98                204,266
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund                                                                  8.96                8.39                 79,802
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                                 10.83               11.13                 17,491
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                                  11.80               11.79                     46
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                      11.32               12.72                 10,671
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT US Government Bond Fund                                                   10.00               10.63                    344
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                                9.74                9.82                      0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                                  7.72                7.57                 88,765
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                        13.30               12.74                 11,232
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                            15.93               20.78                 60,681
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                                 16.49               24.71                136,378
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                                 18.34               21.93                 82,806
------------------------------------------------------------------------------------------------------------------------------------

Table 4 - 1.30% Asset Charge
     Base Contract with Estate Planning Rider
     Base Contract with Surrender Charge Rider - Three Years
     Base Contract with Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider and GMWB Conservative Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
-------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation       Accumulation           Number of
                                                                     Unit Value at
                                                                      Beginning of       Unit Value at         Accumulation
                                                                         Period          End of Period       Units at End of
                                                                        (1/1/05)          (12/31/05)              Period
------------------------------------------------------------------------------------------------------------------------------
     2005
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.73               12.26                  2,491
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.51               11.22                 12,190
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.66                9.74                  2,713
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  12.04               13.89                  9,627
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.63               10.65                 34,767
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.70               10.96                  3,815
-------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.82               12.81                 17,860
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            12.14               14.01                  6,030
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.56               11.97                 18,701
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.03               12.09                  2,547
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.37               11.74                    992
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02               10.05                  4,548
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.68               13.04                 69,121
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.42                  1,709
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.79                    676
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98               10.05                     12
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.62               13.06                 65,839
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.92               11.27                  6,725
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.95               10.85                  2,936
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.73                9.62                  6,233
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.86               11.13                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.62               10.85                    485
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.92               11.38                 21,276
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.94               14.90                 71,526
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.75               12.24                  4,614
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.61               11.25                  1,800
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.73               11.51                  1,054
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.39                9.78                  6,284
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.77               13.91                 19,330
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.79               11.14                 68,484
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.46               11.53                 11,020
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            15.07               17.55                 28,703
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.98               10.15                 66,727
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          13.13               15.39                  9,652
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.19               11.31                    160
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.65                  9,331
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.36                  6,023
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.30                  1,856
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.26               14.71                  1,571
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                11.14               11.31                 33,142
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.81               13.08                  4,581
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.75               11.97                 15,650
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          14.21               17.77                  6,984
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.86               14.81                 60,532
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.94               10.69                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.54               11.14                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.59                9.94                  3,009
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.83               11.50                    361
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.27                    643
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.38                    226
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.19                    124
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.76               12.09                  6,001
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.03               10.00                  4,618
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.27               11.36                  8,243
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.47               10.58                110,758
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.54                    555
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.05                    586
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.96                5.96                 11,425
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.95                8.38                  8,169
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.80               11.09                  3,220
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.77               11.75                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.31               12.70                  1,025
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.62                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.71                9.78                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.70                7.54                  7,722
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.27               12.70                  1,942
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.89               20.70                 10,847
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       16.44               24.61                  9,484
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       18.30               21.86                  4,900
------------------------------------------------------------------------------------------------------------------------------------

Table 5 - 1.35% Asset Charge
     Base Contract with GMWB Moderate Asset Allocation Model
(Available on
     Contracts Issued After 8/22/05)
                                                                                                                             -


                                                                                                                             -
     Investment Division                                              Accumulation       Accumulation           Number of
                                                                     Unit Value at
                                                                      Beginning of       Unit Value at         Accumulation
                                                                         Period          End of Period       Units at End of
                                                                       (8/22/05)          (12/31/05)              Period
------------------------------------------------------------------------------------------------------------------------------
     2005
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.39               10.86                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.73               11.45                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.25               10.33                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.08               11.62                      0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.35               11.44                    662
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.31               11.64                      0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.28               11.14                    293
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.40               12.00                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.17               10.53                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.39               12.52                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.31               10.63                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02               10.04                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.35               11.55                  1,613
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.42                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.78                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98               10.04                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.32               10.67                  1,323
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.22               10.55                      0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.31               10.22                      0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.34                9.27                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.17               10.41                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.21               10.44                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.12               10.53                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.22               11.76                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.24               10.67                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.16               10.76                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.21               10.95                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.21               10.62                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.10               10.20                    441
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.25               10.57                  1,430
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.04               10.09                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.23               11.91                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.17                    963
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.36               12.14                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.55               10.66                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.64                    304
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.35                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.30                      0
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.39               11.51                      0
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.05               10.20                    533
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.36               10.57                      0
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.27               10.46                      0
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.41               13.01                      0
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.38               11.08                    489
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.41               11.19                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.31               10.88                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.36               10.74                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.37               11.00                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.26                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.37                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.18                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.08               10.36                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.01                9.97                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.11               10.18                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.04               10.15                  2,142
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.53                      0
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.05                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.73                9.72                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        9.86                9.22                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.38               10.64                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.27               10.24                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.28               11.54                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.61                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00               10.06                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.74                9.54                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.11                9.67                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.54               13.73                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                        9.74               14.58                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.55               12.60                      0
------------------------------------------------------------------------------------------------------------------------------------

Table 6 - 1.40% Asset Charge
     Base Contract with Five-Year Surrender Charge Rider and
     GMWB Moderate-Conservative Asset
     Allocation Mode (Available on Contracts Issued After
8/22/05)
     Base Contract with Three-Year Surrender Charge Rider and
GMWB Conservative Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider and GMWB
Moderate-Conservative Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
                                                                                                                             -


                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.32               10.78                0.0000
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.14               10.82                0.0000
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.99               10.07                0.0000
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  12.08               13.92                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.12               11.18                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.24               11.55                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.65               11.53                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.88               12.54                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.68               11.05                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.42               12.54                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.88               11.22                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02               10.04                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.02               12.29                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.41                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.78                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98               10.04                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               11.05               11.42                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.48               10.80                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.37               10.27                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.48                9.39                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.21               10.45                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.23               10.45                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.26               10.68                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        11.38               13.10                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.84               11.28                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.28               10.88                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.39               11.13                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.80               10.20                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.68               10.77                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.66               10.99                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.21               10.26                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            12.14               14.12                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.98               10.14                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.93               12.80                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.18               11.29                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.64                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.35                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.29                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.88               12.06                0.0000
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.22               10.36                0.0000
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.42               12.67                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.00               11.20                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          11.51               14.38                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          11.92               12.73                0.0000
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.75               11.55                0.0000
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.81               11.40                0.0000
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.94               10.30                0.0000
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  11.00               11.67                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.26                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.37                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.17                0.0000
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.76               11.04                0.0000
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.03                9.99                0.0000
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.59               10.66                0.0000
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.28               10.39                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.53                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.04                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      8.85                8.84                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.95                8.36                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.91               11.18                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.67               10.64                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.31               12.68                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.61                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.90                9.96                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.10                8.91                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.78               10.31                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  12.10               15.75                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       12.45               18.62                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       12.65               15.10                0.0000
------------------------------------------------------------------------------------------------------------------------------------


Table 7 - 1.45% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years
     Base Contract with Surrender Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.68               12.19                 8,395
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.46               11.15                18,710
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.62                9.69                 3,386
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.99               13.81                 9,447
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.59               10.59                63,882
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.66               10.90                 9,431
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.76               12.73                30,775
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            12.09               13.92                 5,426
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.51               11.90                11,704
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.99               12.02                   537
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.32               11.67                10,594
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02               10.03                   625
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.63               12.96                84,869
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.41                    51
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.77                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98               10.03                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.56               12.98                74,512
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.87               11.20                   220
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.90               10.79                    18
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.69                9.57                   867
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.81               11.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.57               10.79                 2,708
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.87               11.31                17,309
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.88               14.81                36,751
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.69               12.17                28,626
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.56               11.18                 2,035
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.68               11.44                   342
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.35                9.72                 5,056
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.71               13.82                13,299
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.74               11.07                78,165
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.41               11.46                16,165
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            15.00               17.45                11,848
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.93               10.09                51,365
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          13.07               15.30                15,926
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.18               11.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.63                 8,078
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.34                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.28                    56
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.23               14.65                   214
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                11.10               11.24                26,781
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.76               13.01                10,158
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.70               11.90                26,615
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          14.15               17.66                 4,345
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.80               14.72                52,482
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.90               10.63                 9,721
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.50               11.07                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.55                9.88                 3,946
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.78               11.43                 1,307
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.36                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.17                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.73               12.04                 9,232
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.96                18,756
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.24               11.31                17,954
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.44               10.54               105,470
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.52                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.04                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.94                5.93                10,158
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.95                8.35                 1,989
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.76               11.02                 1,092
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.72               11.68                 6,568
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.30               12.67                 1,692
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.60                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.67                9.73                14,851
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.67                7.50                 6,099
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.23               12.64                 2,319
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.83               20.59                 7,660
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       16.37               24.47                10,184
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       18.24               21.76                 4,239
------------------------------------------------------------------------------------------------------------------------------------


Table 8 - 1.50% Asset Charge
     Base Contract with Three-Year Surrender Charge Rider and
     GMWB Moderate-Conservative Asset
     Allocation Model (Available on Contracts Issued After
     8/22/05)
                                                                                                                             -


                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.22                  0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 9 - 1.55% Asset Charge
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years Base Contract with Minimum Premium
     Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.64               12.14                 3,113
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.43               11.11                30,246
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.59                9.65                 7,870
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.96               13.76                59,316
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.56               10.55               129,823
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.63               10.85                44,589
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.73               12.68                81,897
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            12.05               13.87                52,549
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.48               11.86                35,733
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.96               11.97                11,374
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.29               11.62                 9,515
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02               10.02                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.59               12.91               180,281
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.40                 1,564
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.76                   977
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98               10.02                 2,569
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.53               12.93               119,475
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.84               11.16                11,247
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.87               10.75                 3,910
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.66                9.53                 7,882
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.78               11.02                52,991
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.54               10.75                13,358
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.84               11.27                28,791
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.85               14.75               148,453
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.66               12.12                71,735
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.53               11.14                59,552
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.65               11.40                 2,680
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.32                9.69                96,889
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.67               13.77                98,176
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.71               11.03               181,921
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.38               11.42                60,718
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.96               17.38                34,411
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.90               10.05               156,452
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          13.03               15.24                38,125
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.17               11.26                 8,078
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.62                12,007
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.27                 3,505
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.20               14.60                12,605
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                11.07               11.20                42,869
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.73               12.96                30,159
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.66               11.86                73,451
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          14.11               17.59                28,401
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.76               14.67               156,611
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.87               10.59                25,539
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.47               11.03                18,554
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.52                9.84                14,389
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.75               11.38                13,014
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.24                 6,412
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.35                 1,902
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.16                   589
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.71               12.01                43,052
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.99                9.93                14,368
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.22               11.28                56,796
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.42               10.51               202,533
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.03                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.92                5.90                20,756
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.94                8.34                 2,599
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.73               10.98                 1,761
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.69               11.64                 1,603
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.29               12.65                   675
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.59                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.65                9.69                 5,512
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.65                7.47                14,094
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.20               12.60                10,079
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.78               20.51                29,446
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       16.32               24.37                33,843
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       18.20               21.69                28,951
------------------------------------------------------------------------------------------------------------------------------


Table 10 - 1.60% Asset Charge
       Base Contract with Minimum Premium Rider and GMWB
     Moderate Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
                                                                                                                             -



       Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.22                  0.00
------------------------------------------------------------------------------------------------------------------------------

Table 11 - 1.65% Asset Charge
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years


     Base Contract with Bonus Credit Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)

       Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB
     Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Model  (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         13.10               13.65                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         12.38               13.17                   106
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 14.20               14.27                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  14.44               16.60                    82
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          13.13               14.47                   813
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                13.04               14.69                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   15.36               16.59                   297
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            15.80               18.17                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            12.68               13.08                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                12.22               14.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     13.90               14.29                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       13.67               15.21                 1,679
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.39                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.75                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               14.36               14.81                 1,280
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       12.65               13.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               13.67               13.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             14.37               12.84                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     11.97               12.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             12.47               12.70                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          11.91               12.37                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        13.96               16.02                   562
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     13.99               14.53                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   12.36               13.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              13.01               13.91                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            12.76               13.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       14.15               14.24                   240
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         13.35               13.73                 1,272
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.87               10.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.78               19.48                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.89               10.02                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          15.36               17.94                   449
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.16               11.24                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.61                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.32                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.26                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.18               14.56                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.68               10.80                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       16.62               16.91                   222
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        14.18               14.40                    96
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          16.49               20.54                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          15.37               16.36                   595
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           13.63               14.60                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           12.70               13.37                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             13.15               13.59                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  13.60               14.39                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.34                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.15                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.69               11.97                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.97                9.90                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.21               11.25                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.40               10.49                 1,912
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.02                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.39                5.37                   135
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.93                8.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       14.74               15.07                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        14.76               14.68                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.29               12.63                    55
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.58                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.68                9.71                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        6.73                6.57                   109
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.17               12.56                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  19.19               24.92                    29
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       18.58               27.72                    76
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       18.16               21.62                     0
------------------------------------------------------------------------------------------------------------------------------


Table 12 - 1.70% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years
     Base Contract with GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.59               12.07                   403
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.38               11.04                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.56                9.60                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.91               13.69                 1,907
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.52               10.49                 2,323
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.59               10.79                   240
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.68               12.61                   906
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            12.00               13.79                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.43               11.79                   485
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.92               11.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.24               11.55                    86
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.54               12.84                 3,456
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.38                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.75                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.47               12.86                11,291
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.80               11.10                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.83               10.69                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.61                9.48                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.74               10.95                   424
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.49               10.69                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.79               11.20                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.79               14.67                 2,738
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.61               12.05                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.48               11.07                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.60               11.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.28                9.63                   494
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.61               13.69                   761
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.67               10.96                 3,480
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.33               11.35                   398
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.89               17.28                 5,121
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.86                9.99                 2,581
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.97               15.15                 3,960
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.16               11.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.61                   383
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.32                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.26                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.17               14.54                 3,804
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                11.02               11.14                 7,157
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.68               12.89                 2,136
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.61               11.79                   319
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          14.05               17.49                   120
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.70               14.58                 3,018
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.83               10.52                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.42               10.97                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.48                9.79                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.70               11.32                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.23                 2,063
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.14                 1,444
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.68               11.96                 5,651
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.96                9.89                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.20               11.24                 7,801
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.40               10.47                 7,856
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.90                5.87                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.93                8.32                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.69               10.92                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.64               11.58                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.28               12.61                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.57                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.61                9.64                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.62                7.43                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.15               12.54                 5,361
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.72               20.40                 2,766
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       16.25               24.23                 1,250
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       18.14               21.59                    99
------------------------------------------------------------------------------------------------------------------------------


Table 13 - 1.75% Asset Charge
     Base Contract with Bonus Credit Rider and GMWB
     Moderate-Conservative Asset Allocation Model (Available
     on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Three-Year
     Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model (Available
     on Contracts Issued After 8/22/05)
                                                                                                                             -


                                                                                                                             -
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.39               10.81                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.73               11.40                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.25               10.29                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.07               11.57                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.35               11.39                   818
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.31               11.59                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.28               11.09                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.40               11.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.16               10.48                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.39               12.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.31               10.59                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02               10.00                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.35               11.50                 1,506
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.38                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.74                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98               10.00                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.31               10.63                 1,462
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.22               10.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.31               10.17                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.34                9.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.16               10.37                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.21               10.39                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.11               10.49                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.22               11.71                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.24               10.62                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.15               10.72                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.21               10.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.20               10.58                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.10               10.15                   601
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.24               10.52                 1,170
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.04               10.05                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.23               11.86                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.13                 2,851
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.36               12.09                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.55               10.62                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.60                   435
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.38               11.46                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.05               10.15                 1,944
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.35               10.52                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.27               10.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.41               12.95                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.37               11.03                   702
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.41               11.14                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.30               10.84                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.36               10.69                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.36               10.96                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.14                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.08               10.31                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.93                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.11               10.14                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.04               10.11                 3,150
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.73                9.68                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        9.85                9.18                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.37               10.60                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.26               10.20                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.28               11.49                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.57                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.99               10.02                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.74                9.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.10                9.63                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.54               13.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                        9.74               14.52                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.55               12.54                     0
------------------------------------------------------------------------------------------------------------------------------


Table 14 - 1.80% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation
     Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.56               12.02                12,005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.35               11.00                 6,596
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.53                9.56                 1,771
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.88               13.64                   266
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.49               10.45                18,126
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.56               10.75                 1,752
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.64               12.56                 9,816
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.96               13.73                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.39               11.74                 6,684
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.89               11.86                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.21               11.51                   642
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02               10.00                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.51               12.79                38,113
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.37                    87
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.74                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98               10.00                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.43               12.81                29,258
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.77               11.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.80               10.65                   527
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.59                9.44                   357
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.71               10.91                   273
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.46               10.64                   815
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.76               11.16                 2,165
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.75               14.61                22,355
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.58               12.00                 4,893
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.45               11.03                 1,377
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.57               11.29                    80
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.26                9.59                   307
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.57               13.64                 8,591
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.64               10.92                31,544
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.30               11.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.85               17.21                14,213
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.83                9.95                22,703
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.94               15.09                 4,556
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.15               11.22                 3,417
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.60                 1,884
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.25                    80
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.14               14.50                   405
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.99               11.10                 9,101
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.64               12.84                 2,670
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.58               11.74                 5,717
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          14.01               17.42                 2,708
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.66               14.52                11,980
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.80               10.48                   838
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.39               10.92                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.45                9.75                 2,064
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.67               11.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.32                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.13                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.66               11.93                 1,903
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.94                9.87                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.18               11.21                 3,325
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.38               10.44                40,575
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.49                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.00                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.88                5.85                   197
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.92                8.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.66               10.88                   120
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.61               11.53                   818
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.28               12.59                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.56                    88
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.58                9.60                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.60                7.41                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.13               12.50                   192
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.68               20.33                 1,853
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       16.20               24.14                   210
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       18.11               21.52                   282
------------------------------------------------------------------------------------------------------------------------------


Table 15 - 1.85% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider and GMWB Moderate Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Five-Year
     Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
     Base Contract with Zero-Year Surrender Charge Rider and
     GMWB Moderate Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
                                                                                                                             -


                                                                                                                             -
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (8/22/05)       (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.72                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.23                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.51                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.44                   272
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.74                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.25                   120
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.14                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.95                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.14                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00               10.02                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.73                   659
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.20                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.20                   523
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.08                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.88                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00               10.04                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.20                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.24                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.43                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.75                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.61                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.69                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.34                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00               10.02                   165
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.21                   556
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.96                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.77                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.06                   369
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.08                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.36                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.09                   121
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.10                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               10.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.58                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.98                   207
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.04                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.30                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.20                   200
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.58                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.33                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.23                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.16                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.16                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.62                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.35                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.99                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00               10.03                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.94                   833
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.08                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.20                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.30                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.74                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.82                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00               10.03                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.84                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.81                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.41                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.73                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.21                     0
------------------------------------------------------------------------------------------------------------------------------


Table 16 - 1.90% Asset Charge
     Base Contract with Bonus Credit Rider and Estate Planning Rider
     Base Contract with Higher Education Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
-------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at         Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)              Period
-------------------------------------------------------------------------------------------------------------------------------
     2005
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.52               11.98                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.32               10.96                    898
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.51                9.53                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.85               13.59                  1,448
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.46               10.40                  2,916
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.53               10.71                      0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.61               12.51                  1,379
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.93               13.68                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.36               11.70                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.86               11.81                    309
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.18               11.46                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.99                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.48               12.74                  5,707
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.36                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.73                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.99                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.40               12.76                  4,490
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.74               11.02                      0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.77               10.61                      0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.56                9.41                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.67               10.87                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.43               10.60                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.73               11.11                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.72               14.55                  3,400
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.54               11.96                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.42               10.99                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.54               11.24                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.23                9.55                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.53               13.58                    769
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.60               10.88                  4,455
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.27               11.26                  1,247
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.81               17.15                    278
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.80                9.91                  3,459
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.90               15.03                  1,984
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.14               11.20                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.59                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.30                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.23                      0
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.12               14.46                      0
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.96               11.06                  2,079
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.61               12.79                    983
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.55               11.70                  1,289
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.97               17.36                    580
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.62               14.47                  3,648
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.77               10.44                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.36               10.88                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.42                9.71                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.64               11.23                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.21                    944
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.31                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.12                    833
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.64               11.89                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.93                9.84                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.16               11.18                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.36               10.42                  6,322
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.48                      0
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.99                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.87                5.83                  1,753
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.92                8.29                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.63               10.84                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.58               11.49                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.27               12.57                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.55                    954
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.56                9.57                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.58                7.38                  1,377
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.10               12.46                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.64               20.25                    499
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       16.16               24.04                    824
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       18.07               21.45                    930
------------------------------------------------------------------------------------------------------------------------------


Table 17 - 1.95% Asset Charge
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five
     Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
     Base Contract with Bonus Credit Rider and GMWB Moderate Asset Allocation Model (Available on Contracts Issued After
     8/22/05)
     Base Contract with Minimum Premium Rider and GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
-------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at         Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)              Period
-------------------------------------------------------------------------------------------------------------------------------
     2005
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         13.02               13.52                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         12.30               13.05                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 14.11               14.14                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  14.35               16.44                     50
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          13.04               14.33                 23,861
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                12.96               14.55                      0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   15.26               16.43                  2,044
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            15.70               18.00                    596
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            12.59               12.96                    390
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                12.14               14.53                    436
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     13.81               14.15                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.98                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       13.58               15.06                 45,139
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.36                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.72                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.98                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               14.26               14.67                 38,356
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       12.57               12.89                      0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               13.58               13.37                      0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             14.27               12.71                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     11.89               12.10                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             12.39               12.58                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          11.83               12.25                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        13.87               15.87                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     13.90               14.39                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   12.28               12.94                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              12.93               13.78                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            12.68               13.12                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       12.84               12.88                 16,147
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         13.27               13.60                 35,957
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.80               10.79                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.67               19.30                    395
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.82                9.92                 88,652
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          15.36               17.93                     71
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.14               11.19                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.58                 14,856
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.29                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.23                      0
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.11               14.44                      0
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.61               10.69                 54,822
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       16.51               16.75                    414
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        14.08               14.26                    412
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          16.38               20.35                      0
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          15.27               16.21                 16,342
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           13.54               14.46                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           12.62               13.25                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             13.07               13.46                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  13.51               14.26                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.20                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.30                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.11                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.63               11.88                    376
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.92                9.83                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.15               11.16                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.35               10.40                103,297
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.48                      0
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.99                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.36                5.32                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.92                8.29                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       14.64               14.93                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        14.66               14.54                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.26               12.56                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.55                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.61                9.62                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        6.69                6.51                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.08               12.44                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  19.07               24.68                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       18.46               27.46                    197
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       18.05               21.42                    357
------------------------------------------------------------------------------------------------------------------------------


Table 18 - 2.05% Asset Charge
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five


     Years
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three
     Years
     Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation
     Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider
     and GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.47               11.91                 7,092
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.28               10.89                 1,114
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.47                9.48                   678
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.80               13.51                   124
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.42               10.34                35,217
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.49               10.64                 7,867
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.56               12.44                18,814
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.88               13.60                10,406
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.31               11.63                14,388
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.82               11.74                 7,140
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.13               11.40                 8,908
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.97                 3,771
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.43               12.66                57,684
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.34                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.71                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.97                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.34               12.68                55,524
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.70               10.96                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.73               10.56                   377
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.52                9.36                 1,428
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.63               10.81                 7,994
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.39               10.54                 2,266
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.68               11.05                13,194
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.66               14.47                38,318
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.49               11.89                40,805
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.38               10.92                 4,687
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.50               11.18                   908
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.19                9.50                 6,006
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.47               13.50                18,248
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.56               10.82                65,027
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.22               11.20                33,963
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.74               17.05                16,471
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.76                9.85                35,869
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.84               14.95                24,875
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.13               11.17                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.57                 7,838
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.09               14.40                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.92               11.00                19,624
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.56               12.72                10,099
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.50               11.63                29,791
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.91               17.25                 3,179
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.56               14.38                23,449
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.73               10.38                 9,649
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.32               10.82                 2,759
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.38                9.65                 1,070
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.59               11.16                 1,072
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.19                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.29                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.10                 4,824
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.61               11.85                 6,012
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.90                9.80                33,354
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.13               11.13                17,829
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.34               10.37                75,536
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.47                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.98                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.84                5.80                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.91                8.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.59               10.78                 3,300
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.54               11.43                11,321
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.26               12.54                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.54                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.52                9.51                15,606
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.55                7.34                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.06               12.40                 1,548
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.57               20.14                 7,155
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       16.08               23.90                 5,119
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       18.01               21.35                 6,095
------------------------------------------------------------------------------------------------------------------------------


Table 19 - 2.10% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider
     and GMWB Moderate Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed
     Minimum Death Benefit Rider and GMWB
     Moderate Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB Moderate
     Asset Allocation Model (Available on Contracts Issued
     After 8/22/05)
                                                                                                                             -


                                                                                                                             -
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (8/22/05)       (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.39               10.77                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.72               11.36                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.24               10.25                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.07               11.52                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.35               11.35                   606
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.31               11.55                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.28               11.05                   267
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.40               11.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.16               10.44                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.39               12.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.30               10.55                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.97                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.35               11.46                 1,503
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.34                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.70                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.97                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.31               10.59                 1,202
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.22               10.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.30               10.13                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.34                9.19                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.16               10.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.21               10.35                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.11               10.45                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.21               11.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.24               10.58                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.15               10.68                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.20               10.86                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.20               10.54                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.10               10.12                   379
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.24               10.48                 1,301
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.03               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.22               11.81                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.09                   847
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.36               12.05                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.55               10.58                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.56                   273
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.21                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.38               11.42                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.05               10.11                   473
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.35               10.48                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.26               10.38                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.41               12.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.37               10.99                   449
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.41               11.10                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.30               10.80                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.35               10.65                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.36               10.91                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.19                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.29                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.10                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.07               10.27                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.89                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.10               10.10                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.03               10.07                 1,902
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.97                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.72                9.64                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        9.85                9.14                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.37               10.56                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.26               10.16                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.27               11.44                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.53                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.99                9.98                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.74                9.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.10                9.59                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.53               13.62                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                        9.74               14.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.54               12.50                     0
------------------------------------------------------------------------------------------------------------------------------


Table 20 - 2.15% Asset Charge
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three
     Years
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider
     Base Contract with GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider
     and GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider
     and Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.44               11.86                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.25               10.85                   144
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.44                9.44                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.77               13.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.40               10.30                 1,146
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.46               10.60                 1,079
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.53               12.39                 8,962
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.84               13.55                   983
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.28               11.58                     5
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.79               11.69                11,753
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.10               11.35                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.96                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.39               12.61                 1,909
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.70                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.96                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.31               12.63                10,662
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.67               10.92                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.70               10.52                   520
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.49                9.32                   465
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.60               10.76                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.36               10.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.65               11.00                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.62               14.41                71,532
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.46               11.84                   333
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.35               10.88                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.47               11.13                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.16                9.46                    59
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.43               13.45                   155
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.53               10.77                   705
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.18               11.15                     1
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.70               16.98                31,501
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.73                9.82                   475
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.80               14.89                   336
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.13               11.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.56                   158
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.21                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.06               14.36                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.89               10.96                   246
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.52               12.68                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.46               11.58                   316
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.87               17.19                 1,517
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.52               14.33                 1,595
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.70               10.34                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.29               10.77                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.35                9.62                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.56               11.12                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.18                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.09                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.59               11.81                 1,757
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.89                9.77                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.11               11.10                   998
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.32               10.35                 1,464
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.97                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.83                5.78                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.90                8.26                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.56               10.75                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.50               11.39                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.25               12.52                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.53                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.49                9.48                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.53                7.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.03               12.36                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.53               20.07                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       16.04               23.81                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.97               21.28                   125
------------------------------------------------------------------------------------------------------------------------------

Table 21 - 2.20% Asset Charge
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
     Rider - Zero Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation
     Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         12.95               13.42                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         12.23               12.94                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 14.03               14.03                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  14.27               16.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          12.97               14.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                12.89               14.43                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   15.17               16.30                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            15.62               17.86                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            12.53               12.86                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                12.07               14.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     13.73               14.04                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.96                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       13.51               14.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.69                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.96                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               14.19               14.55                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       12.50               12.79                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               13.51               13.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             14.20               12.61                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     11.83               12.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             12.32               12.48                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          11.77               12.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        13.80               15.75                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     13.82               14.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   12.22               12.83                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              12.86               13.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            12.61               13.02                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.98               13.99                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         13.20               13.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.74               10.71                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.58               19.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.77                9.85                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          15.18               17.63                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.12               11.14                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.55                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.20                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.05               14.34                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.55               10.61                   868
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       16.42               16.62                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        14.01               14.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          16.29               20.19                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          15.19               16.08                   674
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           13.46               14.35                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           12.55               13.14                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             13.00               13.36                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  13.44               14.14                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.18                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.09                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.58               11.80                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.88                9.76                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.10               11.09                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.31               10.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.45                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.96                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.33                5.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.90                8.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       14.57               14.81                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        14.58               14.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.25               12.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.52                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.56                9.54                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        6.65                6.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.01               12.34                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  18.96               24.49                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       18.36               27.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.95               21.25                     0
------------------------------------------------------------------------------------------------------------------------------


Table 22 - 2.25% Asset Charge
     Base Contract with Higher Education Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Conservative Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.41               11.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.22               10.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.42                9.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.74               13.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.37               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.44               10.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.49               12.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.81               13.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.24               11.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.76               11.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.06               11.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.36               12.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.27               12.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.64               10.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.67               10.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.46                9.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.57               10.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.33               10.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.62               10.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.59               14.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.42               11.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.32               10.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.44               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.14                9.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.39               13.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.50               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.15               11.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.66               16.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.70                9.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.77               14.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.12               11.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.04               14.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.86               10.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.49               12.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.43               11.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.83               17.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.49               14.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.67               10.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.26               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.33                9.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.53               11.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.57               11.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.87                9.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.09               11.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.30               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.81                5.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.90                8.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.53               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.47               11.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.24               12.50                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.47                9.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.51                7.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.00               12.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.49               19.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.99               23.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.93               21.22                  0.00
------------------------------------------------------------------------------------------------------------------------------


Table 23 - 2.30% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and
     Surrender Charge Rider - Five Years
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero
     Years
     Base Contract with Bonus Credit Rider and GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.39               11.79                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.20               10.79                   976
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.40                9.39                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.72               13.39                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.35               10.24                   703
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.42               10.54                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.48               12.32                   157
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.79               13.47                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.23               11.51                     7
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.75               11.63                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.05               11.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.95                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.34               12.54                   906
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.32                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.68                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.95                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.25               12.56                   836
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.63               10.86                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.66               10.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.45                9.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.55               10.70                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.31               10.44                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.61               10.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.57               14.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.41               11.77                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.30               10.81                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.42               11.07                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.12                9.41                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.37               13.37                   143
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.48               10.71                   907
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.14               11.09                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.64               16.88                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.69                9.76                    11
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.75               14.80                   325
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.11               11.12                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.54                   247
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.26                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.19                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.03               14.30                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.85               10.90                     7
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.47               12.61                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.41               11.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.81               17.09                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.47               14.24                   276
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.66               10.28                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.24               10.71                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.31                9.56                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.52               11.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.17                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.08                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.56               11.77                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.86                9.73                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.08               11.06                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.29               10.30                 1,096
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.44                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.95                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.80                5.74                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.89                8.24                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.52               10.69                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.46               11.32                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.24               12.49                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.46                9.43                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.50                7.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.98               12.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.47               19.96                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.97               23.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.91               21.18                     0
------------------------------------------------------------------------------------------------------------------------------

Table 24 - 2.35% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Moderate Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.70                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.21                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.50                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.04                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.42                    86
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.72                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.65                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.12                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.93                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.12                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00               10.00                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.71                   159
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.21                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.18                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.18                   145
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.86                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00               10.02                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.18                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.73                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.26                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.59                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.32                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00               10.00                    59
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.19                   116
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.75                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.05                   276
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.34                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.07                    43
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.08                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               10.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.57                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.97                   192
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.02                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.21                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.18                    73
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.56                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.31                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.21                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.14                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.60                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.33                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00                9.99                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.97                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.93                   312
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.29                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.65                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.19                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.72                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.81                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.82                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.79                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.39                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.71                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.19                     0
------------------------------------------------------------------------------------------------------------------------------


Table 25 - 2.40% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and
     Surrender Charge Rider - Three Years
     Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued
     After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.36               11.74                   195
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.17               10.74                   747
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.38                9.36                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.69               13.34                   927
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.33               10.20                 9,975
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.40               10.50                   364
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.44               12.27                 3,710
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.76               13.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.20               11.47                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.72               11.58                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.02               11.24                   326
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.31               12.49                15,242
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.22               12.51                14,988
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.60               10.82                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.63               10.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.42                9.24                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.52               10.66                 1,440
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.28               10.40                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.58               10.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.53               14.27                   766
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.37               11.72                 1,424
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.27               10.77                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.39               11.03                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.10                9.37                   400
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.33               13.32                 3,730
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.45               10.67                14,315
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.10               11.05                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.59               16.82                 1,808
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.66                9.72                 4,592
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.71               14.74                 5,981
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.11               11.10                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.53                 1,992
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.18                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.00               14.26                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.82               10.86                 2,576
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.44               12.56                 1,753
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.38               11.47                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.77               17.02                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.43               14.19                 4,784
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.63               10.24                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.21               10.67                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.29                9.52                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.49               11.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.16                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.06                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.55               11.74                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.84                9.71                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.07               11.03                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.27               10.28                13,778
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.43                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.79                5.72                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.89                8.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.49               10.65                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.43               11.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.23               12.47                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.43                9.39                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.48                7.24                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.96               12.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.43               19.88                    64
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.92               23.58                   465
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.87               21.12                     0
------------------------------------------------------------------------------------------------------------------------------

Table 26 - 2.45% Asset Charge
     Base Contract with Bonus Credit Rider, Guaranteed
     Minimum Death Benefit Rider and
     Moderate Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed
     Minimum Death Benefit Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed
     Minimum Death Benefit Rider,
     Three-Year Surrender Charge Rider, and GMWB Moderate
     Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
                                                                                                                             -


                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.38               10.73                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.72               11.31                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.24               10.21                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.07               11.48                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.34               11.31                 1,305
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.30               11.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.27               11.01                   532
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.39               11.85                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.16               10.40                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.38               12.37                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.30               10.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.93                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.34               11.42                 3,012
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.30                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.93                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.31               10.55                 2,490
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.21               10.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.30               10.09                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.33                9.16                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.16               10.29                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.20               10.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.10               10.41                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.21               11.62                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.23               10.54                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.15               10.63                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.20               10.82                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.20               10.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.09               10.08                   751
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.24               10.44                 2,627
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.03                9.97                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.22               11.77                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.99               10.05                 1,477
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.35               12.00                   166
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.54               10.54                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.53                   576
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.24                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.17                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.38               11.37                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.04               10.08                   819
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.35               10.44                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.26               10.34                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.40               12.85                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.37               10.95                   917
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.40               11.06                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.30               10.75                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.35               10.61                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.36               10.87                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.06                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.07               10.23                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.86                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.10               10.06                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.03               10.03                 3,800
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.43                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.72                9.61                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        9.85                9.11                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.37               10.52                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.25               10.12                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.27               11.40                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.98                9.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.73                9.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.10                9.56                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.53               13.56                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                        9.73               14.41                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.54               12.45                     0
------------------------------------------------------------------------------------------------------------------------------


Table 27 - 2.50% Asset Charge
     Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.32               11.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.15               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.35                9.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.66               13.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.30               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.37               10.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.41               12.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.72               13.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.16               11.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.69               11.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.98               11.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.28               12.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.18               12.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.57               10.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.60               10.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.39                9.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.49               10.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.25               10.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.55               10.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.49               14.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.34               11.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.24               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.36               10.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.07                9.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.30               13.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.42               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.07               11.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.55               16.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.63                9.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.67               14.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.10               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           12.98               14.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.79               10.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.41               12.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.35               11.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.73               16.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.39               14.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.60               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.18               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.26                9.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.45               10.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.53               11.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.83                9.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.05               11.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.26               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.77                5.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.88                8.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.46               10.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.40               11.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.22               12.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.41                9.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.46                7.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.93               12.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.39               19.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.88               23.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.83               21.05                  0.00
------------------------------------------------------------------------------------------------------------------------------


Table 28 - 2.55% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and
     Surrender Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         12.85               13.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         12.14               12.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 13.93               13.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  14.16               16.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          12.88               14.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                12.79               14.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   15.06               16.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            15.50               17.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            12.43               12.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                11.98               14.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     13.63               13.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       13.40               14.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               14.08               14.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       12.41               12.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               13.40               13.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             14.09               12.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     11.74               11.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             12.23               12.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          11.68               12.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        13.69               15.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     13.72               14.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   12.12               12.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              12.76               13.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            12.52               12.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.88               13.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         13.10               13.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.66               10.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.46               18.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.69                9.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          15.18               17.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.10               11.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           12.97               14.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.47               10.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       16.30               16.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        13.90               13.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          16.17               19.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          15.07               15.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           13.36               14.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           12.46               13.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             12.90               13.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  13.34               13.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.52               11.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.82                9.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.04               10.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.25               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.29                5.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.88                8.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       14.46               14.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        14.47               14.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.22               12.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.49                9.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        6.60                6.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.91               12.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  18.82               24.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       18.22               26.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.81               21.02                  0.00
------------------------------------------------------------------------------------------------------------------------------


Table 29 - 2.60% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00               10.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------


Table 30 - 2.65% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death
     Benefit Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.27               11.63                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.10               10.64                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.32                9.27                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.62               13.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.26               10.10                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.33               10.40                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.36               12.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.67               13.28                    81
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.11               11.36                   194
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.65               11.47                   110
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.94               11.13                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.91                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.23               12.37                   138
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.64                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.91                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.13               12.39                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.53               10.72                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.56               10.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.35                9.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.44               10.56                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.21               10.30                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.50               10.79                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.44               14.13                   150
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.29               11.61                   216
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.20               10.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.32               10.92                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.03                9.28                   278
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.24               13.19                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.37               10.56                   142
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.02               10.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.49               16.65                    84
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.59                9.63                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.62               14.60                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.09               11.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           12.95               14.16                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.75               10.76                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.36               12.45                    82
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.30               11.36                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.67               16.85                   100
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.33               14.05                    88
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.56               10.14                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.14               10.57                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.22                9.43                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.41               10.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.13                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.04                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.50               11.66                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.80                9.64                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.02               10.96                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.23               10.21                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.41                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.92                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.75                5.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.87                8.19                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.42               10.55                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.35               11.18                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.21               12.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.47                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.37                9.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.43                7.18                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.89               12.17                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.33               19.70                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.81               23.35                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.78               20.95                     0
------------------------------------------------------------------------------------------------------------------------------


Table 31 - 2.70% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Moderate
     Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00               10.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.17                  0.00
------------------------------------------------------------------------------------------------------------------------------


Table 32 - 2.75% Asset Charge
     Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
     Base Contract with Bonus Credit Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After
     8/22/05)
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.24               11.58                    29
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.07               10.60                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.29                9.24                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.58               13.17                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.23               10.06                    20
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.30               10.36                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.33               12.10                    24
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.64               13.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.08               11.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.62               11.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.90               11.09                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.19               12.32                    54
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.63                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.09               12.34                    33
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.50               10.68                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.53               10.29                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.32                9.12                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.41               10.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.18               10.26                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.47               10.75                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.40               14.08                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.26               11.56                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.17               10.63                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.29               10.88                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.00                9.24                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.20               13.14                     9
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.34               10.52                    36
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.99               10.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.45               16.59                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.56                9.59                    31
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.58               14.54                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.08               11.04                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.21                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.14                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           12.92               14.13                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.72               10.72                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.32               12.40                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.26               11.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.63               16.79                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.29               13.99                    14
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.53               10.10                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.11               10.52                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.19                9.39                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.38               10.86                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.12                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.03                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.48               11.63                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.79                9.62                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.00               10.93                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.21               10.18                    30
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.40                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.91                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.73                5.65                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.87                8.18                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.39               10.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.32               11.14                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.20               12.40                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.34                9.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.41                7.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.86               12.13                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.29               19.63                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.76               23.26                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.74               20.88                     0
------------------------------------------------------------------------------------------------------------------------------


Table 33 - 2.80% Asset Charge
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Aggressive Asset Allocation
     Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.38               10.69                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.72               11.27                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.24               10.17                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.06               11.43                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.34               11.26                 3,597
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.30               11.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.27               10.97                   995
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.39               11.81                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.15               10.36                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.38               12.32                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.30               10.47                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.34               11.37                 5,526
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.63                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.30               10.51                 5,552
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.21               10.38                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.30               10.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.33                9.12                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.15               10.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.20               10.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.10               10.37                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.21               11.58                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.23               10.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.14               10.59                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.20               10.78                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.19               10.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.09               10.04                 1,044
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.23               10.40                 5,223
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.03                9.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.22               11.72                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.99               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.35               11.95                 2,234
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.54               10.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.49                 1,376
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.20                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.13                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.37               11.33                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.04               10.04                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.34               10.40                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.26               10.30                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.40               12.80                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.36               10.91                 2,001
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.40               11.01                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.29               10.71                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.35               10.57                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.35               10.83                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.12                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.21                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.02                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.07               10.19                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.99                9.82                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.10               10.02                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.03                9.99                 6,228
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.40                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.91                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.72                9.57                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        9.84                9.07                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.36               10.48                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.25               10.08                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.27               11.35                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.98                9.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.73                9.39                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.09                9.52                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.53               13.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                        9.73               14.35                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.54               12.40                     0
------------------------------------------------------------------------------------------------------------------------------


Table 34 - 2.85% Asset Charge
     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.21               11.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.04               10.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.27                9.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.55               13.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.21               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.27               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.29               12.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.60               13.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.05               11.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.59               11.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.87               11.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.16               12.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.06               12.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.47               10.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.50               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.29                9.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.38               10.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.15               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.44               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.37               14.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.23               11.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.14               10.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.26               10.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             8.98                9.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.16               13.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.31               10.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.96               10.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.40               16.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.54                9.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.55               14.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.07               11.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           12.90               14.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.69               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.29               12.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.23               11.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.59               16.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.25               13.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.50               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.08               10.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.17                9.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.35               10.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.46               11.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.77                9.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.98               10.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.20               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.72                5.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.86                8.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.36               10.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.29               11.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.20               12.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.32                9.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.39                7.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.83               12.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.24               19.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.71               23.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.70               20.82                  0.00
------------------------------------------------------------------------------------------------------------------------------


Table 35 - 2.90% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation
     Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.17                  0.00
------------------------------------------------------------------------------------------------------------------------------


Table 36 - 2.95% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.16                  0.00
------------------------------------------------------------------------------------------------------------------------------


Table 37 - 3.00% Asset Charge
     Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum
     Death Benefit Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.16               11.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.23                9.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.51               13.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.17                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.23               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.24               11.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.55               13.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.00               11.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.55               11.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.82               10.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.11               12.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.01               12.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.43               10.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.46               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.25                9.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.34               10.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.10               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.39               10.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.31               13.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.18               11.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.09               10.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.21               10.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             8.94                9.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.10               13.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.27               10.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.91               10.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.34               16.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.50                9.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.49               14.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.06               10.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           12.87               14.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.65               10.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.24               12.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.18               11.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.53               16.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.19               13.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.46               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.03               10.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.13                9.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.30               10.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.43               11.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.75                9.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.96               10.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.17               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.70                5.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.85                8.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.32               10.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.25               11.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.19               12.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.28                9.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.36                7.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.79               12.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.18               19.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.65               23.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.64               20.72                  0.00
------------------------------------------------------------------------------------------------------------------------------


Table 38 - 3.05% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.16                  0.00
------------------------------------------------------------------------------------------------------------------------------


Table 39 - 3.10% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.13               11.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                          9.97               10.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.21                9.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.48               13.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.14                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.21               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.21               11.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.52               13.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.97               11.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.52               11.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.79               10.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.08               12.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               11.97               12.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.40               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.43               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.22                9.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.31               10.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.07               10.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.36               10.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.28               13.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.14               11.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.07               10.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.18               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             8.91                9.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.06               12.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.24               10.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.88               10.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.30               16.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.47                9.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.46               14.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.06               10.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           12.84               13.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.62               10.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.21               12.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.15               11.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.49               16.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.16               13.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.43                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.10                9.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.27               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.41               11.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.73                9.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.94               10.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.16               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.68                5.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.85                8.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.29               10.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.22               11.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.18               12.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.26                9.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.34                7.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.76               12.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.14               19.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.60               22.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.60               20.65                  0.00
------------------------------------------------------------------------------------------------------------------------------


Table 40 - 3.15% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.16                  0.00
------------------------------------------------------------------------------------------------------------------------------


Table 41 - 3.25% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death
     Benefit Rider
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.08               11.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                          9.93               10.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.17                9.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.43               12.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.10                9.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.17               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.16               11.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.47               12.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.92               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.48               11.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.75               10.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.03               12.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               11.92               12.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.36               10.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.39               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.18                8.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.26               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.03               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.32               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.22               13.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.10               11.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.02               10.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.14               10.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             8.87                9.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.01               12.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.20               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.83               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.24               16.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.43                9.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.40               14.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.04               10.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           12.81               13.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.58               10.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.16               12.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.10               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.43               16.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.10               13.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.39                9.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                            9.96               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.06                9.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.23               10.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.38               11.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.71                9.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.91               10.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.13               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.66                5.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.84                8.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.25               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.17               10.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.17               12.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.22                9.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.31                7.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.72               11.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.08               19.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.53               22.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.55               20.56                  0.00
------------------------------------------------------------------------------------------------------------------------------


Table 42 - 3.35% Asset Charge
     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
     Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
                        Investment Division                          Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at         Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)              Period
-------------------------------------------------------------------------------------------------------------------------------
     2005
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.05               11.31                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                          9.90               10.35                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.14                9.04                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.40               12.88                      0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.07                9.83                      0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.14               10.12                      0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.13               11.82                      0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.43               12.93                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.89               11.05                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.45               11.16                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.71               10.83                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.84                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.00               12.03                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.21                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.57                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.84                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               11.89               12.05                      0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.34               10.45                      0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.36               10.06                      0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.16                8.92                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.23               10.27                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.02                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.29               10.50                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.19               13.75                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.06               11.30                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                    9.99               10.38                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.11               10.62                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             8.85                9.03                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       12.97               12.83                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.17               10.28                    659
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.80               10.64                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.20               16.20                    882
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.40                9.37                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.36               14.20                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.04               10.93                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.44                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.15                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               11.07                      0
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           12.79               13.89                      0
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.55               10.49                      0
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.13               12.13                    547
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.07               11.05                      0
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.39               16.40                      0
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.06               13.67                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.37                9.87                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                            9.93               10.28                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.03                9.18                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.20               10.61                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.06                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.15                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.96                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.36               11.44                  2,772
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.69                9.47                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.89               10.75                  2,504
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.11               10.02                      0
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.35                      0
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.85                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.64                5.53                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.83                8.10                    800
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.23               10.28                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.14               10.90                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.16               12.27                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.40                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.19                9.07                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.29                7.00                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.69               11.90                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.04               19.20                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.49               22.72                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.51               20.49                      0
------------------------------------------------------------------------------------------------------------------------------


Table 43 - 3.40% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero Year Surrender Charge Rider, and
     GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.15                  0.00
------------------------------------------------------------------------------------------------------------------------------


Table 44 - 3.50% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT MidCap Value Fund                                      10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.14                  0.00
------------------------------------------------------------------------------------------------------------------------------


Table 45 - 1.20% Asset Charge
Base Contract with Minimum Premium Rider
Base Contract with Surrender Charge Rider - Five Years
------------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                  Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                     of Period (1/1/04)  Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                           10.95               11.76                 1,127
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                               9.91               10.54                 9,002
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                    9.37                9.68                 3,282
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                     9.89               12.07                21,624
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                             9.27                9.66                 5,635
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                   9.10                9.73                23,528
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                     10.61               11.85                 4,724
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                              10.57               12.17                 8,587
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                              10.69               11.59                 2,710
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                   9.47               10.06                   0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                       10.26               11.41                 1,509
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                         10.33               11.71                 9,980
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                 11.22               12.65                 7,531
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                         10.34               10.95                  108
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                 10.16               10.98                  160
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                9.86               10.76                  104
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                       10.48               10.89                  716
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                               10.20               10.65                   0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                            10.54               10.95                 1,417
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                          11.41               12.98                146,223
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                       10.72               11.78                 3,647
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                     10.20               10.64                  708
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                10.19               10.76                  475
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                               9.25                9.42                 1,575
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                         12.78               13.81                 2,797
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                            9.93               10.82                11,046
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                               11.17               11.50                  583
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                              12.27               15.11                 3,421
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                        10.01               10.01                 6,918
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                            11.76               13.16                 2,089
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies ( 5/1/04 - 12/31/04)                         10.00               11.20                   0
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                  10.84               11.17                 2,967
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Small Company (Series Trust II) Portfolio                        10.22               12.85                 2,844
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                             12.01               13.29                 1,996
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Growth & Income Portfolio                     10.59               11.78                69,922
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.International Portfolio                       11.95               14.26                 2,936
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio                       11.34               13.90                152,265
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                              8.95                9.97                  263
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                              9.63               10.57                 1,361
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                9.16                9.62                14,197
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                     9.51               10.86                   0
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.88               11.78                 1,653
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                            9.98               10.04                   0
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.49               11.29                27,606
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.12               10.48                31,409
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                        6.86                5.98                66,477
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund(5/1/04 - 12/31/04)                                       9.56                8.96                33,751
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                         10.92               10.83                 6,390
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                           9.83               11.80                  15
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04 - 12/31/04)                           8.70               11.32                 1,681
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                        0.00                9.74                   0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                         10.00                7.72                15,749
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                12.33               13.30                 4,749
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                    12.81               15.93                15,789
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         13.46               16.49                41,789
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                         13.65               18.34                38,034
------------------------------------------------------------------------------------------------------------------------------


Table 46 - 1.30% Asset Charge
Base Contract with Estate Planning Rider
Base Contract with Surrender Charge Rider - Three Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit  Accumulation Unit  Number of Accumulation
                                                                Value at Beginning   Value at End of
                                                                of Period (1/1/04)  Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                       10.93              11.73                  963
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                          9.90               10.51                 2,074
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                               9.35                9.66                 1,103
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                9.87               12.04                 1,328
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        9.25                9.63                 8,270
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              9.09                9.70                  966
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 10.59              11.82                 4,956
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          10.55              12.14                 1,499
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                          10.67              11.56                 1,838
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                              9.45               10.03                  194
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                   10.24              11.37                  217
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                     10.31              11.68                18,289
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                             11.20              12.62                16,069
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     10.32              10.92                  382
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             10.14              10.95                  419
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           9.84               10.73                 2,585
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   10.46              10.86                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           10.18              10.62                  243
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        10.52              10.92                 2,279
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      11.38              12.94                20,749
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   10.70              11.75                 1,960
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 10.18              10.61                  934
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            10.17              10.73                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          9.23                9.39                 1,452
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     12.75              13.77                 5,906
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       9.91               10.79                15,643
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           11.15              11.46                 1,372
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          12.25              15.07                 7,913
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.99                9.98                40,051
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        11.74              13.13                 3,107
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04 - 12/31/04)            10.00              11.19                   0
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                              10.82              11.14                 9,459
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                     10.21              12.81                 3,019
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -
12/31/04)                                                              12.00              13.26                  591
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Growth & Income Portfolio                 9.37               11.75                 6,605
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.International Portfolio                   10.57              14.21                 1,843
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio                   11.93              13.86                21,051
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         11.32               9.94                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         8.94               10.54                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           9.61                9.59                 1,045
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                9.15               10.83                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                         9.49               11.76                 1,913
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                       10.88              10.03                  670
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                        9.97               11.27                 3,842
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                       10.48              10.47                27,567
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.11               5.96                 4,001
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04 - 12/31/04)                                 6.85                8.95                 3,433
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     9.55               10.80                  878
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      10.90              11.77                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04 - 12/31/04)                      9.82               11.31                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   8.69                9.71                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     10.00               7.70                  182
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            12.32              13.27                 1,623
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                12.79              15.89                 2,273
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     13.43              16.44                 2,720
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     13.61              18.30                 3,368
------------------------------------------------------------------------------------------------------------------------------


Table 47 - 1.45% Asset Charge
Base Contract with Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years
Base Contract with Surrender Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.90               11.68                3,104
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.87                10.46                4,548
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.33                 9.62                3,345
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.85                11.99                1,531
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.22                 9.59                14,824
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             9.06                 9.66                3,245
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.56               11.76                8,322
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.52               12.09                3,145
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.64               11.51                4,789
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.42                 9.99                 276
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.21               11.32                3,374
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.28               11.63                19,485
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            11.16               12.56                16,269
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.30               10.87                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            10.12               10.90                  24
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.82                10.69                 254
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.43               10.81                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          10.15               10.57                1,504
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.49               10.87                1,369
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.35               12.88                9,744
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.67               11.69                1,992
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                10.16               10.56                 596
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           10.14               10.68                  97
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.20                 9.35                1,907
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.72               13.71                2,818
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.88                10.74                16,675
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          11.12               11.41                6,795
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         12.21               15.00                3,751
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.96                 9.93                18,639
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.70               13.07                1,848
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio5 (5/1/04-12/31/04)            10.00               11.18                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.80               11.10                10,105
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.18               12.76                4,222
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.99               13.23                  50
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Growth & Income Portfolio                10.54               11.70                9,543
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.International Portfolio                  11.90               14.15                 965
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio                  11.29               13.80                14,656
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.91                 9.90                3,340
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.58                10.50                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          9.12                 9.55                2,787
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.46                10.78                 654
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.86               11.73                7,457
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.96                10.00                8,213
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.47               11.24                5,062
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.10               10.44                23,411
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.83                 5.94                3,019
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04 - 12/31/04)                                10.00                8.95                 918
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.52                10.76                 622
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.88               11.72                2,507
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.30                 628
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.79                 9.67                5,644
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.67                 7.67                 870
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.29               13.23                 877
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.75               15.83                1,495
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.40               16.37                2,122
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.59               18.24                2,060
------------------------------------------------------------------------------------------------------------------------------


Table 48 - 1.55% Asset Charge
Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years Base Contract with Minimum Premium Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.88               11.64                 242
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.85                10.43                4,964
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.31                 9.59                3,084
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.83                11.96                8,965
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.21                 9.56                36,842
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             9.04                 9.63                14,121
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.54               11.73                29,296
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.50               12.05                16,516
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.62               11.48                14,907
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.40                 9.96                3,436
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.19               11.29                1,962
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.26               11.59                53,237
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            11.14               12.53                36,885
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.28               10.84                3,935
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            10.10               10.87                1,440
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.80                10.66                4,459
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.41               10.78                19,105
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          10.13               10.54                4,222
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.47               10.84                8,748
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.33               12.85                52,341
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.65               11.66                27,851
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                10.14               10.53                24,485
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           10.12               10.65                1,194
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.18                 9.32                34,508
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.69               13.67                47,916
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.86                10.71                55,419
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          11.10               11.38                16,911
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         12.19               14.96                9,848
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.94                 9.90                57,026
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.68               13.03                10,245
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.17                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.78               11.07                14,548
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.16               12.73                10,742
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.98               13.20                3,304
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Growth & Income Portfolio                10.52               11.66                26,660
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.International Portfolio                  11.87               14.11                5,477
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.27               13.76                49,720
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.89                 9.87                5,754
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.57                10.47                5,318
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          9.10                 9.52                4,955
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.45                10.75                5,986
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.86               11.71                15,517
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.96                 9.99                4,431
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.47               11.22                20,980
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.09               10.42                58,072
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.82                 5.92                4,316
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.94                 730
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.51                10.73                 767
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.86               11.69                 594
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.29                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.77                 9.65                12,019
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.65                 7.65                2,520
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.28               13.20                2,705
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.73               15.78                3,863
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.37               16.32                3,927
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.57               18.20                10,243
------------------------------------------------------------------------------------------------------------------------------


Table 49 - 1.65% Asset Charge
Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      12.26               13.10                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         11.70               12.38                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              13.80               14.20                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               11.88               14.44                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       12.65               13.13                 367
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             12.26               13.04                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                13.81               15.36                 147
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         13.78               15.80                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         11.74               12.68                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             11.54               12.22                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  12.55               13.90                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    12.11               13.67                 838
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            12.78               14.36                 650
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    12.00               12.65                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            12.71               13.67                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          13.22               14.37                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  11.57               11.97                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          12.00               12.47                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       11.52               11.91                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     12.33               13.96                 217
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  12.78               13.99                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                11.91               12.36                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           12.38               13.01                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         12.58               12.76                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    13.15               14.15                 121
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      12.30               13.35                 632
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.61               10.87                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         13.69               16.78                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.93                 9.89                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       13.78               15.36                 224
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.16                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.41               10.68                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    13.29               16.62                 117
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.97               13.18                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               12.79               14.18                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 13.89               16.49                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 12.60               15.37                 245
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        12.29               13.63                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        11.62               12.70                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          12.59               13.15                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               11.97               13.60                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.85               11.69                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.95                 9.97                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.46               11.21                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.08               10.40                 945
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.22                 5.39                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/03-12/31/04)                                  10.00                8.93                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    13.07               14.74                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     13.72               14.76                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                         10.00               11.29                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.81                 9.68                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    7.62                 6.73                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.27               13.17                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               15.50               19.19                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    15.24               18.58                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.56               18.16                  0
------------------------------------------------------------------------------------------------------------------------------


Table 50 - 1.70% Asset Charge
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.85               11.59                 173
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.82                10.38                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.29                 9.56                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.81                11.91                 306
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.18                 9.52                 614
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             9.02                 9.59                  78
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.51               11.68                 224
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.47               12.00                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.59               11.43                 171
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.38                 9.92                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.16               11.24                  46
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.23               11.54                 662
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            11.11               12.47                3,735
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.25               10.80                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            10.08               10.83                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.77                10.61                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.38               10.74                 178
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          10.11               10.49                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.44               10.79                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.30               12.79                 222
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.62               11.61                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                10.11               10.48                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           10.09               10.60                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.16                 9.28                 217
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.66               13.61                 141
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.83                10.67                 743
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          11.06               11.33                 159
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         12.15               14.89                1,477
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.91                 9.86                 476
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.65               12.97                1,488
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (12/31/02-12/31/04)           10.00               11.16                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.75               11.02                3,145
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.14               12.68                1,068
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.97               13.17                1,892
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.49               11.61                 160
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.84               14.05                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.24               13.70                 695
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.87                 9.83                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.54                10.42                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          9.08                 9.48                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.42                10.70                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.85               11.68                1,187
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.95                 9.96                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.46               11.20                2,994
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.08               10.40                1,042
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.80                 5.90                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.93                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.48                10.69                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.83               11.64                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                         10.00               11.28                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.75                 9.61                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.63                 7.62                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.26               13.15                2,384
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.70               15.72                1,223
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.33               16.25                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.55               18.14                  0
------------------------------------------------------------------------------------------------------------------------------


Table 51 - 1.80% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.83               11.56                4,448
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.80                10.35                1,741
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.27                 9.53                 840
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.79                11.88                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.16                 9.49                5,591
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             9.00                 9.56                 829
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.49               11.64                3,449
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.45               11.96                 461
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.57               11.39                1,464
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.36                 9.89                  86
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.14               11.21                 275
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.21               11.51                12,603
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            11.09               12.43                9,148
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.24               10.77                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            10.06               10.80                 263
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.76                10.59                 107
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.36               10.71                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          10.09               10.46                 408
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.42               10.76                 881
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.28               12.75                11,462
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.60               11.58                1,558
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                10.09               10.45                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           10.07               10.57                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.14                 9.26                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.63               13.57                2,598
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.81                10.64                10,022
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          11.04               11.30                1,502
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         12.13               14.85                6,327
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.89                 9.83                6,391
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.62               12.94                1,571
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio5 (12/31/02-12/31/05)          10.00               11.15                 417
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.73               10.99                1,612
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.12               12.64                1,180
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.96               13.14                 114
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.47               11.58                1,343
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.82               14.01                1,105
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.22               13.66                4,263
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.85                 9.80                 280
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.52                10.39                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          9.06                 9.45                 748
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.40                10.67                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.84               11.66                1,007
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.94                 9.94                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.45               11.18                 404
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.07               10.38                12,406
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.79                 5.88                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund  (5/1/03-12/31/04)                                 10.00                8.92                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.47                10.66                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.81               11.61                 311
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                         10.00               11.28                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.73                 9.58                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.62                 7.60                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.24               13.13                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.68               15.68                 300
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.31               16.20                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.53               18.11                  0
------------------------------------------------------------------------------------------------------------------------------


Table 52 - 1.90% Asset Charge
Base Contract with Bonus Credit Rider and Estate Planning Rider
Base Contract with Higher Education Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.81               11.52                   0
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.78                10.32                   0
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.26                 9.51                   0
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.78                11.85                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.14                 9.46                 1,403
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.98                 9.53                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.47               11.61                  686
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.43               11.93                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.55               11.36                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.34                 9.86                  103
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.12               11.18                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.19               11.48                 2,756
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            11.07               12.40                 2,107
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.22               10.74                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            10.04               10.77                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.74                10.56                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.34               10.67                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          10.07               10.43                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.40               10.73                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.25               12.72                  502
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.58               11.54                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                10.07               10.42                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           10.05               10.54                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.12                 9.23                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.61               13.53                  344
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.80                10.60                 2,105
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          11.02               11.27                  456
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         12.11               14.81                  93
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.87                 9.80                 1,377
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.60               12.90                  983
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/05)             10.00               11.14                   0
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.71               10.96                  797
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.10               12.61                  499
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.95               13.12                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.45               11.55                  478
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.79               13.97                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.19               13.62                  781
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.83                 9.77                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.50                10.36                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          9.04                 9.42                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.38                10.64                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.83               11.64                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.93                 9.93                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.44               11.16                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.07               10.36                 2,639
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.78                 5.87                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.92                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.45                10.63                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.80               11.58                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund  (5/1/04-12/31/04)                      10.00               11.27                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.72                 9.56                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.60                 7.58                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.23               13.10                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.66               15.64                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.28               16.16                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.52               18.07                   0
------------------------------------------------------------------------------------------------------------------------------


Table 53 - 1.95% Asset Charge
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      12.22               13.02                   0
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         11.66               12.30                   0
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              13.75               14.11                   0
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               11.84               14.35                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       12.61               13.04                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             12.22               12.96                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                13.76               15.26                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         13.74               15.70                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         11.70               12.59                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             11.50               12.14                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  12.51               13.81                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    12.06               13.58                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            12.74               14.26                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    11.96               12.57                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            12.66               13.58                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          13.18               14.27                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  11.53               11.89                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          11.96               12.39                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       11.48               11.83                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     12.29               13.87                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  12.74               13.90                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                11.87               12.28                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           12.33               12.93                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         12.54               12.68                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    11.97               12.84                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      12.26               13.27                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.57               10.80                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         13.64               16.67                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.90                 9.82                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       13.78               15.36                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.14                   0
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.37               10.61                   0
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    13.24               16.51                   0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.94               13.11                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               12.75               14.08                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 13.84               16.38                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 12.55               15.27                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        12.25               13.54                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        11.58               12.62                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          12.55               13.07                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               11.92               13.51                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.83               11.63                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.93                 9.92                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.44               11.15                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.06               10.35                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.20                 5.36                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.92                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    13.03               14.64                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     13.67               14.66                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund  (5/1/04-12/31/04)                      10.00               11.26                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.78                 9.61                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    7.59                 6.69                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.22               13.08                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               15.45               19.07                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    15.19               18.46                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.51               18.05                   0
------------------------------------------------------------------------------------------------------------------------------


Table 54 - 2.05% Asset Charge
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.78               11.47                3,822
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.75                10.28                1,263
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.24                 9.47                1,096
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.75                11.80                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.12                 9.42                9,023
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.96                 9.49                 418
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.44               11.56                8,071
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.40               11.88                6,255
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.52               11.31                5,918
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.31                 9.82                3,722
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.09               11.13                5,066
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.16               11.43                14,665
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            11.04               12.34                13,235
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.19               10.70                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            10.02               10.73                 135
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.72                10.52                 205
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.31               10.63                2,823
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          10.04               10.39                 567
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.37               10.68                6,104
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.22               12.66                13,626
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.55               11.49                20,784
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                10.04               10.38                2,208
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           10.02               10.50                1,048
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.10                 9.19                5,835
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.57               13.47                6,125
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.77                10.56                19,005
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.99               11.22                17,276
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         12.07               14.74                5,932
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.85                 9.76                60,017
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.57               12.84                7,771
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio5 (5/1//04-12/31/04)           10.00               11.13                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.69               10.92                3,490
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.08               12.56                4,850
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.93               13.09                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.42               11.50                6,976
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.76               13.91                 109
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.16               13.56                7,117
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.81                 9.73                4,436
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.48                10.32                1,136
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          9.02                 9.38                 772
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.36                10.59                 570
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.82               11.61                3,427
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.92                 9.90                18,967
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.43               11.13                8,482
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.06               10.34                14,365
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.76                 5.84                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.91                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.43                10.59                1,650
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.77               11.54                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.26                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.69                 9.52                4,168
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.58                 7.55                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.21               13.06                 548
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.63               15.57                1,905
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.24               16.08                 498
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.49               18.01                3,160
------------------------------------------------------------------------------------------------------------------------------


Table 55 - 2.15% Asset Charge
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
Base Contract with Minimum Premium Rider and Higher Education Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.76               11.44                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.74                10.25                  9
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.22                 9.44                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.74                11.77                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.10                 9.40                 375
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.94                 9.46                 536
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.42               11.53                1,041
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.38               11.84                 516
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.50               11.28                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.30                 9.79                5,876
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.07               11.10                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.14               11.39                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            11.02               12.31                 912
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.18               10.67                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            10.00               10.70                 261
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.70                10.49                  28
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.29               10.60                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          10.02               10.36                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.35               10.65                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.20               12.62                12,724
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.53               11.46                  26
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                10.02               10.35                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           10.01               10.47                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.08                 9.16                  5
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.55               13.43                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.75                10.53                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.97               11.18                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         12.05               14.70                6,145
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.83                 9.73                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.55               12.80                 168
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.13                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.67               10.89                  2
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.06               12.52                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.92               13.06                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.40               11.46                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.74               13.87                 754
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.14               13.52                 433
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.79                 9.70                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.46                10.29                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          9.00                 9.35                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.34                10.56                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.81               11.59                 874
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.92                 9.89                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.43               11.11                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.05               10.32                  65
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.75                 5.83                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.90                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.41                10.56                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.75               11.50                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.25                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.68                 9.49                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.57                 7.53                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.19               13.03                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.61               15.53                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.22               16.04                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.48               17.97                  0
------------------------------------------------------------------------------------------------------------------------------


Table 56 - 2.20% Asset Charge
Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      12.18               12.95                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         11.63               12.23                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              13.71               14.03                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               11.81               14.27                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       12.57               12.97                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             12.18               12.89                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                13.72               15.17                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         13.70               15.62                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         11.66               12.53                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             11.47               12.07                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  12.47               13.73                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    12.03               13.51                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            12.70               14.19                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    11.93               12.50                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            12.63               13.51                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          13.14               14.20                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  11.50               11.83                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          11.92               12.32                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       11.44               11.77                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     12.25               13.80                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  12.70               13.82                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                11.83               12.22                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           12.30               12.86                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         12.50               12.61                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    13.07               13.98                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      12.23               13.20                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.54               10.74                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         13.60               16.58                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.87                 9.77                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       13.69               15.18                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.12                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.34               10.55                 436
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    13.20               16.42                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.92               13.05                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               12.71               14.01                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 13.80               16.29                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 12.52               15.19                 338
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        12.21               13.46                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        11.55               12.55                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          12.51               13.00                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               11.89               13.44                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.81               11.58                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.91                 9.88                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.42               11.10                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.05               10.31                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.18                 5.33                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.90                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    12.99               14.57                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     13.63               14.58                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.75                11.25                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00                9.56                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    7.57                 6.65                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.19               13.01                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               15.40               18.96                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    15.14               18.36                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.47               17.95                  0
------------------------------------------------------------------------------------------------------------------------------


Table 57 - 2.25% Asset Charge
Base Contract with Higher Education Rider and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.74               11.41                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.72                10.22                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.21                 9.42                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.72                11.74                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.08                 9.37                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.92                 9.44                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.40               11.49                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.36               11.81                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.48               11.24                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.28                 9.76                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.05               11.06                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.12               11.36                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.99               12.27                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.16               10.64                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.98                10.67                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.69                10.46                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.27               10.57                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          10.00               10.33                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.33               10.62                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.18               12.59                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.50               11.42                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                10.00               10.32                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.99                10.44                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.06                 9.14                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.52               13.39                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.73                10.50                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.95               11.15                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         12.03               14.66                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.81                 9.70                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.52               12.77                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.12                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.65               10.86                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.05               12.49                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.91               13.04                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.38               11.43                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.72               13.83                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.12               13.49                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.78                 9.67                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.44                10.26                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.98                 9.33                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.32                10.53                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.81               11.57                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.91                 9.87                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.42               11.09                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.04               10.30                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.74                 5.81                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.90                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.40                10.53                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.73               11.47                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.24                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.66                 9.47                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.55                 7.51                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.18               13.00                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.59               15.49                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.19               15.99                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.46               17.93                  0
------------------------------------------------------------------------------------------------------------------------------


Table 58 - 2.30% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Five Years
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.73               11.39                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.71                10.20                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.20                 9.40                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.71                11.72                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.07                 9.35                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.91                 9.42                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.39               11.48                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.35               11.79                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.47               11.23                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.27                 9.75                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.04               11.05                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.11               11.34                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.98               12.25                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.15               10.63                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.98                10.66                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.68                10.45                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.26               10.55                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.99                10.31                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.32               10.61                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.17               12.57                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.49               11.41                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.99                10.30                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.98                10.42                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.05                 9.12                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.51               13.37                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.72                10.48                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.94               11.14                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         12.02               14.64                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.80                 9.69                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.51               12.75                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio5  (12/31/02-12/31/04)         10.00               11.11                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.64               10.85                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.04               12.47                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.91               13.03                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.37               11.41                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.70               13.81                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.11               13.47                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.77                 9.66                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.43                10.24                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.97                 9.31                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.31                10.52                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.80               11.56                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.91                 9.86                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.41               11.08                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.04               10.29                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.74                 5.80                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund  (5/1/03-12/31/04)                                 10.00                8.89                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.39                10.52                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.72               11.46                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.24                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.65                 9.46                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.54                 7.50                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.17               12.98                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.58               15.47                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.18               15.97                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.46               17.91                  0
------------------------------------------------------------------------------------------------------------------------------


Table 59 - 2.40% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.70               11.36                  98
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.69                10.17                 374
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.18                 9.38                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.69                11.69                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.06                 9.33                1,521
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.90                 9.40                  99
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.37               11.44                 763
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.33               11.76                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.45               11.20                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.25                 9.72                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.02               11.02                  88
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.09               11.31                3,416
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.96               12.22                2,502
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.13               10.60                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.96                10.63                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.66                10.42                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.25               10.52                 721
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.97                10.28                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.30               10.58                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.15               12.53                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.47               11.37                 713
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.97                10.27                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.96                10.39                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.04                 9.10                  99
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.49               13.33                1,501
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.70                10.45                2,550
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.92               11.10                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         11.99               14.59                 302
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.78                 9.66                2,244
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.49               12.71                 734
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.11                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.63               10.82                1,274
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.02               12.44                 533
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.90               13.00                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.35               11.38                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.68               13.77                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.09               13.43                 980
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.75                 9.63                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.41                10.21                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.96                 9.29                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.29                10.49                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.80               11.55                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.90                 9.84                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.41               11.07                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.03               10.27                3,645
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.72                 5.79                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.89                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.37                10.49                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.71               11.43                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.23                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.64                 9.43                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.53                 7.48                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.16               12.96                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.55               15.43                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.15               15.92                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.44               17.87                  0
------------------------------------------------------------------------------------------------------------------------------


Table 60 - 2.50% Asset Charge
Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider and Higher Education Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.68               11.32                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.67                10.15                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.17                 9.35                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.68                11.66                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.04                 9.30                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.88                 9.37                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.35               11.41                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.31               11.72                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.43               11.16                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.23                 9.69                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.00               10.98                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.07               11.28                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.94               12.18                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.12               10.57                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.94                10.60                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.65                10.39                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.23               10.49                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.95                10.25                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.28               10.55                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.13               12.49                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.45               11.34                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.95                10.24                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.94                10.36                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.02                 9.07                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.46               13.30                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.68                10.42                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.90               11.07                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         11.97               14.55                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.76                 9.63                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.47               12.67                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.10                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.61               10.79                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company Portfolio (Series Trust II)                    10.00               12.41                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.89               12.98                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.33               11.35                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.66               13.73                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.07               13.39                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.73                 9.60                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.39                10.18                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.94                 9.26                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.28                10.45                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.79               11.53                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.89                 9.83                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.40               11.05                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.03               10.26                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.71                 5.77                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.88                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.36                10.46                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.69               11.40                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.22                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.62                 9.41                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.52                 7.46                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.15               12.93                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.53               15.39                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.13               15.88                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.42               17.83                  0
------------------------------------------------------------------------------------------------------------------------------


Table 61 - 2.55% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      12.13               12.85                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         11.58               12.14                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              13.65               13.93                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               11.76               14.16                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       12.52               12.88                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             12.13               12.79                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                13.67               15.06                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         13.64               15.50                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         11.62               12.43                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             11.42               11.98                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  12.42               13.63                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    11.98               13.40                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            12.65               14.08                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    11.88               12.41                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            12.58               13.40                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          13.08               14.09                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  11.45               11.74                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          11.87               12.23                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       11.40               11.68                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     12.20               13.69                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  12.65               13.72                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                11.79               12.12                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           12.25               12.76                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         12.45               12.52                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    13.01               13.88                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      12.18               13.10                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.50               10.66                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         13.55               16.46                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.83                 9.69                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       13.69               15.18                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.10                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.30               10.47                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    13.15               16.30                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.89               12.97                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               12.66               13.90                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 13.74               16.17                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 12.47               15.07                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        12.16               13.36                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        11.50               12.46                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          12.46               12.90                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               11.84               13.34                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.79               11.52                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.89                 9.82                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.40               11.04                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.02               10.25                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.15                 5.29                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.88                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    12.94               14.46                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     13.58               14.47                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.22                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.71                 9.49                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    7.54                 6.60                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.14               12.91                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               15.34               18.82                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    15.08               18.22                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.42               17.81                  0
------------------------------------------------------------------------------------------------------------------------------


Table 62 - 2.65% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.65               11.27                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.64                10.10                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.14                 9.32                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.65                11.62                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.01                 9.26                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.85                 9.33                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.32               11.36                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.28               11.67                  27
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.40               11.11                  66
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.21                 9.65                  38
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  9.98                10.94                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.05               11.23                  46
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.91               12.13                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.09               10.53                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.92                10.56                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.62                10.35                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.20               10.44                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.92                10.21                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.25               10.50                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.09               12.44                  50
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.42               11.29                  72
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.92                10.20                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.91                10.32                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         8.99                 9.03                  93
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.43               13.24                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.66                10.37                  48
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.86               11.02                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         11.93               14.49                  28
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.73                 9.59                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.44               12.62                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.09                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.58               10.75                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    9.98                12.36                  27
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.88               12.95                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.30               11.30                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.63               13.67                  32
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.03               13.33                  30
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.71                 9.56                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.37                10.14                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.91                 9.22                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.25                10.41                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.78               11.50                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.88                 9.80                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.39               11.02                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.02               10.23                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.70                 5.75                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.87                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.33                10.42                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.66               11.35                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.21                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.60                 9.37                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.49                 7.43                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.12               12.89                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.50               15.33                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.09               15.81                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.40               17.78                  0
------------------------------------------------------------------------------------------------------------------------------


Table 63 - 2.75% Asset Charge
Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.63               11.24                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.62                10.07                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.13                 9.29                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.64                11.58                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.00                 9.23                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.84                 9.30                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.30               11.33                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.26               11.64                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.38               11.08                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.19                 9.62                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  9.96                10.90                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.03               11.19                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.89               12.09                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.07               10.50                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.90                10.53                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.61                10.32                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.18               10.41                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.90                10.18                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.23               10.47                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.07               12.40                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.40               11.26                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.91                10.17                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.89                10.29                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         8.98                 9.00                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.40               13.20                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.64                10.34                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.84               10.99                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         11.91               14.45                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.71                 9.56                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.41               12.58                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.08                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.56               10.72                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    9.96                12.32                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.87               12.92                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.28               11.26                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.60               13.63                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.01               13.29                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.69                 9.53                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.35                10.11                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.90                 9.19                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.23                10.38                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.77               11.48                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.88                 9.79                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.38               11.00                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.01               10.21                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.68                 5.73                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.87                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.32                10.39                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.64               11.32                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.20                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.58                 9.34                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.48                 7.41                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.11               12.86                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.48               15.29                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.07               15.76                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.39               17.74                  0
------------------------------------------------------------------------------------------------------------------------------


Table 64 - 2.85% Asset Charge
Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.61               11.21                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.61                10.04                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.11                 9.27                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.62                11.55                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       8.98                 9.21                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.82                 9.27                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.28               11.29                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.24               11.60                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.36               11.05                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.17                 9.59                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  9.94                10.87                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.01               11.16                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.87               12.06                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.06               10.47                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.88                10.50                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.59                10.29                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.16               10.38                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.89                10.15                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.22               10.44                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.05               12.37                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.39               11.23                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.89                10.14                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.87                10.26                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         8.96                 8.98                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.38               13.16                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.62                10.31                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.82               10.96                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         11.89               14.40                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.70                 9.54                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.39               12.55                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.07                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.55               10.69                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    9.95                12.29                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.86               12.90                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.26               11.23                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.58               13.59                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 10.99               13.25                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.68                 9.50                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.33                10.08                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.88                 9.17                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.21                10.35                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.76               11.46                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.87                 9.77                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.38               10.98                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.00               10.20                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.67                 5.72                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.86                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.30                10.36                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.63               11.29                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.20                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.56                 9.32                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.47                 7.39                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.10               12.83                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.46               15.24                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.04               15.71                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.37               17.70                  0
------------------------------------------------------------------------------------------------------------------------------


Table 65 - 3.00% Asset Charge
Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.58               11.16                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.58                10.00                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.09                 9.23                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.60                11.51                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       8.95                 9.17                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.79                 9.23                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.25               11.24                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.21               11.55                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.33               11.00                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.15                 9.55                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  9.91                10.82                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    9.98                11.11                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.84               12.01                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.03               10.43                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.86                10.46                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.57                10.25                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.13               10.34                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.86                10.10                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.19               10.39                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.02               12.31                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.36               11.18                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.86                10.09                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.84                10.21                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         8.93                 8.94                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.34               13.10                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.59                10.27                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.79               10.91                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         11.86               14.34                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.67                 9.50                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.36               12.49                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.06                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.52               10.65                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    9.92                12.24                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.85               12.87                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.23               11.18                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.55               13.53                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 10.96               13.19                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.65                 9.46                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.30                10.03                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.85                 9.13                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.19                10.30                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.75               11.43                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.86                 9.75                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.37               10.96                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      9.99                10.17                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.66                 5.70                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.85                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.28                10.32                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.60               11.25                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.19                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.54                 9.28                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.44                 7.36                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.07               12.79                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.43               15.18                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.00               15.65                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.35               17.64                  0
------------------------------------------------------------------------------------------------------------------------------


Table 66 - 3.10% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.56               11.13                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.56                 9.97                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.08                 9.21                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.58                11.48                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       8.94                 9.14                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.78                 9.21                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.23               11.21                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.19               11.52                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.31               10.97                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.13                 9.52                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  9.89                10.79                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    9.96                11.08                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.82               11.97                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.02               10.40                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.84                10.43                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.55                10.22                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.11               10.31                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.84                10.07                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.17               10.36                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.00               12.28                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.34               11.14                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.84                10.07                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.83                10.18                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         8.92                 8.91                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.32               13.06                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.57                10.24                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.77               10.88                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         11.83               14.30                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.65                 9.47                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.34               12.46                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.06                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.50               10.62                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    9.90                12.21                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.84               12.84                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.21               11.15                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.53               13.49                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 10.94               13.16                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.63                 9.43                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.29                10.00                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.84                 9.10                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.17                10.27                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.75               11.41                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.85                 9.73                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.36               10.94                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      9.99                10.16                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.65                 5.68                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.85                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.26                10.29                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.58               11.22                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.18                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.53                 9.26                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.43                 7.34                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.06               12.76                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.41               15.14                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    12.98               15.60                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.33               17.60                  0
------------------------------------------------------------------------------------------------------------------------------


Table 67 - 3.25% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death
Benefit Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.53               11.08                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.53                 9.93                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.05                 9.17                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.56                11.43                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       8.91                 9.10                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.75                 9.17                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.20               11.16                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.16               11.47                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.28               10.92                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.10                 9.48                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  9.86                10.75                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    9.93                11.03                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.79               11.92                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    9.99                10.36                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.82                10.39                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.53                10.18                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.08               10.26                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.81                10.03                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.14               10.32                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     10.97               12.22                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.31               11.10                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.81                10.02                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.80                10.14                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         8.89                 8.87                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.29               13.01                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.55                10.20                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.74               10.83                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         11.80               14.24                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.62                 9.43                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.31               12.40                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.04                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.48               10.58                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    9.88                12.16                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.82               12.81                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.18               11.10                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.49               13.43                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 10.91               13.10                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.61                 9.39                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.26                 9.96                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.81                 9.06                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.14                10.23                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.74               11.38                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.84                 9.71                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.35               10.91                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      9.98                10.13                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.63                 5.66                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.84                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.24                10.25                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.56               11.17                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.50                11.17                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00                9.22                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.41                 7.31                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.04               12.72                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.38               15.08                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    12.94               15.53                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.31               17.55                  0
------------------------------------------------------------------------------------------------------------------------------


 Table 68 - 3.35% Asset Charge
Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
                     Investment Division                        Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.51               11.05                   0
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.51                 9.90                   0
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.04                 9.14                   0
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.54                11.40                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       8.89                 9.07                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.74                 9.14                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.18               11.13                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.14               11.43                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.26               10.89                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.09                 9.45                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  9.84                10.71                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    9.91                11.00                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.77               11.89                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    9.97                10.34                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.80                10.36                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.51                10.16                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.06               10.23                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.79                10.00                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.12               10.29               215.9436
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     10.95               12.19                189.599
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.29               11.06                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.79                 9.99                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.78                10.11                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         8.87                 8.85                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.26               12.97                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.53                10.17                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.72               10.80                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         11.78               14.20                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.60                 9.40                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.28               12.36                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.04                   0
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.46               10.55                   0
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    9.86                12.13                   0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.81               12.79                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.16               11.07                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.47               13.39                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 10.89               13.06               183.3071
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.59                 9.37                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.24                 9.93                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.80                 9.03                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.13                10.20                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.73               11.36               216.2669
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.84                 9.69                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.34               10.89                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      9.97                10.11                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.62                 5.64                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.83               400.6691
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.23                10.23                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.54               11.14                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.16                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.49                 9.19                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.40                 7.29                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.03               12.69                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.36               15.04                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    12.92               15.49                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.29               17.51                   0
------------------------------------------------------------------------------------------------------------------------------


Table 69 - 1.20% Asset Charge
Base Contract with Minimum Premium Rider
Base Contract with Surrender Charge Rider - Five Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2003
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       6.94                 9.27                1,568
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             6.84                 9.10                7,906
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                7.26                10.61                 999
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         7.52                10.57                9,024
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                    9.06                10.69                2,128
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                        7.95                 9.47                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                             8.03                10.26                1,066
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                               8.40                10.33                2,126
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                       8.81                11.22                1,914
------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                    7.63                 0.00                  0
------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                5.95                 0.00                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    8.56                10.34                 108
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            7.81                10.16                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          7.15                 9.86                 104
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  9.02                10.48                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          8.39                10.20                 415
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       9.09                10.54                 393
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     9.00                11.41                11,531
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  8.34                10.72                1,241
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                8.37                10.20                 407
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           7.97                10.19                 232
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         7.06                 9.25                1,248
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    10.20               12.78                 463
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      7.84                 9.93                4,548
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond
Portfolio                                                             10.77               11.17                 547
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         8.98                12.27                4,459
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   10.03               10.01                1,715
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       8.32                11.76                  0
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                   8.55                10.95                3,030
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                      7.85                 9.91                 668
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                           6.53                 9.37                2,515
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                            8.52                 9.89                9,995
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                          10.58               10.84                 442
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                 7.61                10.22                1,898
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -             0.00                12.01                 141
12/31/03)
------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                               7.39                 9.39                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               8.18                10.59                2,614
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                   8.56                11.95                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                   9.20                11.34                8,220
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        6.97                 8.95                 264
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        8.00                 9.63                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          6.95                 9.16                11,364
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               7.74                 9.51                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                    10.00               10.88                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                  10.00                9.98                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.49                6,572
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                  10.00               10.12                18,933
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  11.09                6.86                3,048
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    6.95                 9.56                 389
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     7.60                10.92                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.95                 9.83                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    11.54                8.70                3,131
------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                      10.26                0.00                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           10.56               12.33                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               8.41                12.81                 747
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    9.39                13.46                6,471
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    10.26               13.63                 685
------------------------------------------------------------------------------------------------------------------------------


Table 70 - 1.30% Asset Charge
Base Contract with Estate Planning Rider
Base Contract with Surrender Charge Rider - Three Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit  Accumulation Unit  Number of Accumulation
                                                                Value at Beginning   Value at End of
                                                                of Period (1/1/03)  Period (12/31/03)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.93                9.25                 1,696
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.83                9.09                 1,319
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.26               10.59                 1,960
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.51               10.55                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.05               10.67                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.95                9.45                  81
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              8.03               10.24                  57
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.40               10.31                 3,530
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.81               11.20                 2,976
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.62                0.00                   0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.95                0.00                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.56               10.32                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.80               10.14                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.14                9.84                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   9.01               10.46                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.39               10.18                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.08               10.52                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      9.00               11.38                 2,702
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.33               10.70                  56
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.36               10.18                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.96               10.17                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          7.05                9.23                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.19              12.75                 2,763
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.84                9.91                 1,548
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.76              11.15                  264
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.97               12.25                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    10.02               9.99                  485
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.31               11.74                  433
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.55               10.93                  630
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.85                9.90                  345
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.52                9.35                   0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.52                9.87                  343
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.57              10.82                  278
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.60               10.21                  237
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -
12/31/03)                                                              0.00               12.00                   0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.38                9.37                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.17               10.57                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.56               11.93                 1,833
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.19               11.32                 3,564
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.97                8.94                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.99                9.61                 1,064
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.94                9.15                 1,590
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.73                9.49                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00              10.88                 1,180
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00               9.97                  375
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00              10.48                 1,882
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00              10.11                 2,563
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.08               6.85                  487
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.95                9.55                 1,071
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.60               10.90                  938
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.94                9.82                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.53               8.69                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.25               0.00                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.56              12.32                  248
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.40               12.79                  860
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.38               13.43                 1,349
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.25              13.61                  418
------------------------------------------------------------------------------------------------------------------------------


Table 71- 1.45% Asset Charge
Base Contract with Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years
Base Contract with Surrender Charge Rider - Zero Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.92                 9.22                7,358
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.82                 9.06                3,716
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.25                10.56                4,480
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.50                10.52                1,321
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.03                10.64                 946
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.93                 9.42                 218
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              8.02                10.21                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.39                10.28                10,391
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.79                11.16                10,532
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.61                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.94                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.55                10.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.80                10.12                  97
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.14                 9.82                 104
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   9.00                10.43                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.37                10.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.07                10.49                1,047
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.98                11.35                3,913
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.32                10.67                1,593
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.35                10.16                 539
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.95                10.14                  87
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          7.04                 9.20                 881
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.18               12.72                1,810
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.83                 9.88                7,565
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.75               11.12                 537
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.96                12.21                2,496
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    10.00                9.96                7,213
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.30                11.70                 828
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.54                10.90                2,780
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.83                 9.87                4,786
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.51                 9.33                 124
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.51                 9.85                1,942
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.56               10.80                3,934
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.60                10.18                 332
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.99                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.37                 9.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.16                10.54                3,297
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.54                11.90                 392
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.18                11.29                6,332
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.96                 8.91                3,015
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.98                 9.58                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.94                 9.12                2,805
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.72                 9.46                 134
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.86                4,744
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.96                1,799
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.47                3,699
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.10                11,480
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.07                6.83                 616
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.94                 9.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.59                10.88                1,777
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.93                 9.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.52                8.67                 489
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.25                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.56               12.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.39                12.75                 274
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.37                13.40                1,513
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.25               13.59                1,036
------------------------------------------------------------------------------------------------------------------------------


Table 72 - 1.55% Asset Charge
Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years Base Contract with Minimum Premium Rider and
Estate Planning Rider
Base Contract with Bonus Credit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.92                 9.21                14,247
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.82                 9.04                12,782
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.24                10.54                10,983
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.49                10.50                14,034
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.03                10.62                8,961
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.93                 9.40                1,036
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              8.01                10.19                1,829
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.38                10.26                17,028
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.79                11.14                8,333
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.61                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.94                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.54                10.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.79                10.10                 155
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.13                 9.80                 280
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.99                10.41                15,406
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.37                10.13                1,384
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.06                10.47                2,082
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.98                11.33                26,580
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.32                10.65                12,320
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.34                10.14                12,043
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.94                10.12                 714
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          7.04                 9.18                20,945
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.17               12.69                16,140
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.82                 9.86                22,076
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.74               11.10                13,601
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.95                12.19                4,835
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    10.00                9.94                13,243
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.29                11.68                1,710
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.53                10.88                 759
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.83                 9.85                 913
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.51                 9.31                1,869
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.50                 9.83                5,605
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.55               10.78                2,411
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.59                10.16                1,786
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.98                1,209
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.36                 9.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.15                10.52                8,237
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.54                11.87                2,809
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.17                11.27                6,278
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.95                 8.89                6,079
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.97                 9.57                4,711
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.93                 9.10                5,769
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.71                 9.45                4,868
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.86                32,469
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.96                2,308
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.47                12,689
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.09                13,607
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.06                6.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.94                 9.51                  28
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.58                10.86                 468
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.93                 9.77               989,154
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.51                8.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.25                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.55               12.28                 769
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.39                12.73                 948
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.36                13.37                3,088
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.25               13.57                2,818
------------------------------------------------------------------------------------------------------------------------------


Table 73 - 1.65% Asset Charge
Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        9.52                12.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              9.25                12.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 9.50                13.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          9.84                13.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.99                11.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         9.74                11.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              9.88                12.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                9.90                12.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        10.09               12.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     9.52                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 9.55                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     9.99                12.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             9.81                12.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           9.63                13.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   10.00               11.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           9.91                12.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.97                11.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      9.78                12.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   10.00               12.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 9.81                11.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            9.72                12.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          9.65                12.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.55               13.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       9.77                12.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.28               10.61                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          10.07               13.69                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    10.00                9.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        9.79                13.78                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    9.62                12.26                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       9.31                11.70                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            9.65                13.80                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             10.28               11.88                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.20               10.41                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  9.93                13.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                         0.00                11.97                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                10.05               12.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  9.93                12.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    10.00               13.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    10.27               12.60                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         9.62                12.29                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         9.70                11.62                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           9.59                12.59                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                9.78                11.97                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.85                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.95                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.46                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.09                6.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     9.55                13.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      9.59                13.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.98                 9.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     10.15                7.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.25                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.55               12.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                10.22               15.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     10.68               15.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.25               13.56                  0
------------------------------------------------------------------------------------------------------------------------------


Table 74 - 1.70% Asset Charge
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.91                 9.18                 145
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.81                 9.02                  69
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.23                10.51                 128
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.48                10.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.01                10.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.92                 9.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              8.00                10.16                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.37                10.23                 297
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.77                11.11                 271
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.60                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.93                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.54                10.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.78                10.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.12                 9.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.98                10.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.35                10.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.05                10.44                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.96                11.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.30                10.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.33                10.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.93                10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          7.03                 9.16                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.15               12.66                  90
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.81                 9.83                 214
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.72               11.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.94                12.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.98                 9.91                 443
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.28                11.65                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.52                10.85                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.82                 9.82                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.50                 9.29                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.49                 9.81                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.54               10.75                 272
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.58                10.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.97                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.35                 9.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.14                10.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.53                11.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.16                11.24                  85
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.94                 8.87                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.96                 9.54                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.92                 9.08                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.70                 9.42                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.85                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.95                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.46                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.08                 443
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.05                6.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.93                 9.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.58                10.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.92                 9.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.50                8.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.25                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.55               12.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.38                12.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.35                13.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.25               13.55                  0
------------------------------------------------------------------------------------------------------------------------------


Table 75 - 1.80% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.90                 9.16                 198
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.80                 9.00                 369
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.23                10.49                 175
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.47                10.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.01                10.57                1,110
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.91                 9.36                  87
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.99                10.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.36                10.21                 788
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.76                11.09                 772
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.60                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.93                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.53                10.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.78                10.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.12                 9.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.97                10.36                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.35                10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.04                10.42                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.95                11.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.30                10.60                 550
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.32                10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.92                10.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          7.02                 9.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.15               12.63                 421
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.80                 9.81                1,316
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.71               11.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.93                12.13                 796
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.97                 9.89                1,091
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.27                11.62                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.51                10.83                 451
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.81                 9.80                 143
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.50                 9.27                 359
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.49                 9.79                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.54               10.73                 678
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.58                10.12                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.96                 115
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.35                 9.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.13                10.47                 132
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.52                11.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.15                11.22                 216
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.94                 8.85                 281
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.96                 9.52                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.91                 9.06                 264
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.70                 9.40                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.84                 415
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.94                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.45                 405
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.07                1,392
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.04                6.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.93                 9.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.57                10.81                 312
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.91                 9.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.49                8.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.25                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.55               12.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.37                12.68                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.34                13.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.25               13.53                  0
------------------------------------------------------------------------------------------------------------------------------


Table 76 - 1.90% Asset Charge
Base Contract with Bonus Credit Rider and Estate Planning Rider
Base Contract with Higher Education Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years
--------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
--------------------------------------------------------------------------------------------------------------------------------
2003
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.89                 9.14                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.79                 8.98                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.22                10.47                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.47                10.43                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.00                10.55                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.90                 9.34                  117
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.98                10.12                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.35                10.19                  113
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.76                11.07                  104
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.59                 0.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.93                 0.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.52                10.22                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.77                10.04                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.11                 9.74                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.96                10.34                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.34                10.07                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.03                10.40                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.95                11.25                  67
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.29                10.58                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.31                10.07                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.92                10.05                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          7.01                 9.12                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.14               12.61                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.79                 9.80                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.70               11.02                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.93                12.11                  106
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.96                 9.87                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.27                11.60                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.50                10.81                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.80                 9.78                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.49                 9.26                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.48                 9.78                   0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.53               10.71                   0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.57                10.10                   0
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.95                   0
12/31/03)
--------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.34                 9.26                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.13                10.45                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.51                11.79                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.14                11.19                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.93                 8.83                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.95                 9.50                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.91                 9.04                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.69                 9.38                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.83                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.93                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.44                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.07                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.03                6.78                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.92                 9.45                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.57                10.80                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.90                 9.72                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.48                8.60                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.24                0.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.55               12.23                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.37                12.66                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.33                13.28                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24               13.52                   0
------------------------------------------------------------------------------------------------------------------------------


Table 77 - 1.95% Asset Charge
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
--------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
--------------------------------------------------------------------------------------------------------------------------------
2003
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        9.51                12.61                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              9.25                12.22                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 9.50                13.76                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          9.84                13.74                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.99                11.70                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         9.74                11.50                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              9.87                12.51                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                9.89                12.06                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        10.08               12.74                   0
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     9.52                 0.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 9.54                 0.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     9.98                11.96                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             9.81                12.66                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           9.63                13.18                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   9.99                11.53                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           9.91                11.96                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.97                11.48                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      9.77                12.29                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   9.99                12.74                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 9.80                11.87                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            9.72                12.33                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          9.65                12.54                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.54               11.97                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       9.76                12.26                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.27               10.57                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          10.06               13.64                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.99                 9.90                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        9.79                13.78                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    9.61                12.22                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       9.30                11.66                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            9.65                13.75                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             10.28               11.84                   0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.20               10.37                   0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  9.93                13.24                   0
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.94                   0
12/31/03)
--------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                10.04               12.66                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  9.92                12.75                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    9.99                13.84                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    10.26               12.55                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         9.61                12.25                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         9.69                11.58                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           9.59                12.55                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                9.78                11.92                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.83                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.93                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.44                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.06                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.09                6.20                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     9.54                13.03                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      9.59                13.67                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.97                 9.78                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     10.14                7.59                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.24                0.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.55               12.22                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                10.21               15.45                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     10.67               15.19                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24               13.51                   0
------------------------------------------------------------------------------------------------------------------------------


Table 78 - 2.05% Asset Charge
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.89                 9.12                5,210
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.79                 8.96                 555
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.21                10.44                6,775
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.46                10.40                3,414
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.99                10.52                8,921
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.89                 9.31                6,576
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.97                10.09                2,857
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.34                10.16                3,723
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.74                11.04                7,185
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.58                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.92                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.52                10.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.76                10.02                  6
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.11                 9.72                 577
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.95                10.31                2,879
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.33                10.04                 567
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.02                10.37                6,837
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.93                11.22                 933
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.28                10.55                8,032
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.30                10.04                2,494
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.91                10.02                1,093
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          7.00                 9.10                 770
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.12               12.57                6,480
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.78                 9.77                14,352
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.69               10.99                22,997
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.91                12.07                5,745
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.95                 9.85                22,528
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.26                11.57                  78
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.49                10.78                5,424
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.79                 9.75                1,629
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.49                 9.24                1,146
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.47                 9.75                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.52               10.69                 835
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.57                10.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.93                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.33                 9.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.11                10.42                5,295
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.50                11.76                  5
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.13                11.16                1,067
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.92                 8.81                4,438
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.94                 9.48                 573
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.90                 9.02                  31
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.68                 9.36                 738
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.82                1,168
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.92                 345
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.43                  24
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.06                3,567
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.02                6.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.91                 9.43                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.56                10.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.89                 9.69                13,115
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.47                8.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.24                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.55               12.21                 116
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.36                12.63                  7
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.32                13.24                  2
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24               13.49                 728
------------------------------------------------------------------------------------------------------------------------------


Table 79 - 2.15% Asset Charge
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
Base Contract with Minimum Premium Rider and Higher Education Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.88                 9.10                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.78                 8.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.20                10.42                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.45                10.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.98                10.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.88                 9.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.96                10.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.33                10.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.74                11.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.58                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.92                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.51                10.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.76                10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.10                 9.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.94                10.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.32                10.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.01                10.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.93                11.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.27                10.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.29                10.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.90                10.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          7.00                 9.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.11               12.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.78                 9.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.68               10.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.90                12.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.94                 9.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.25                11.55                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.48                10.76                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.78                 9.74                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.48                 9.22                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.47                 9.74                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.51               10.67                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.56                10.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -
12/31/03)                                                              0.00                11.92                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.32                 9.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.11                10.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.49                11.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.12                11.14                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.91                 8.79                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.93                 9.46                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.89                 9.00                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.67                 9.34                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.81                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.43                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.02                6.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.91                 9.41                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.55                10.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.89                 9.68                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.46                8.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.24                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.54               12.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.35                12.61                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.31                13.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24               13.48                  0
------------------------------------------------------------------------------------------------------------------------------

Table 80 - 2.20% Asset Charge
Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
Rider - Zero Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        9.51                12.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              9.24                12.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 9.49                13.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          9.83                13.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.98                11.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         9.73                11.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              9.87                12.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                9.89                12.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        10.08               12.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     9.51                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 9.54                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     9.98                11.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             9.80                12.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           9.62                13.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   9.99                11.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           9.91                11.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.96                11.44                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      9.77                12.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   9.99                12.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 9.80                11.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            9.71                12.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          9.64                12.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.54               13.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       9.76                12.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.27               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          10.06               13.60                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.99                 9.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        9.78                13.69                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    9.61                12.18                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       9.30                11.63                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            9.65                13.71                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             10.27               11.81                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.19               10.34                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  9.93                13.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.92                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                10.04               12.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  9.92                12.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    9.99                13.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    10.26               12.52                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         9.61                12.21                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         9.69                11.55                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           9.59                12.51                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                9.77                11.89                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.81                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.42                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.09                6.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     9.54                12.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      9.58                13.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.97                 9.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     10.14                7.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.24                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.54               12.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                10.21               15.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     10.67               15.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24               13.47                  0
------------------------------------------------------------------------------------------------------------------------------


Table 81 - 2.25% Asset Charge
Base Contract with Higher Education Rider and Estate Planning Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.87                 9.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.77                 8.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.20                10.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.44                10.36                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.97                10.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.88                 9.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.96                10.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.32                10.12                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.73                10.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.57                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.91                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.50                10.16                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.75                 9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.10                 9.69                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.93                10.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.31                10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.00                10.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.92                11.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.26                10.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.29                10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.89                 9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.99                 9.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.10               12.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.77                 9.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.67               10.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.90                12.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.93                 9.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.24                11.52                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.47                10.74                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.78                 9.72                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.48                 9.21                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.46                 9.72                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.50               10.65                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.56                10.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.91                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.32                 9.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.10                10.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.48                11.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.12                11.12                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.91                 8.78                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.92                 9.44                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.88                 8.98                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.66                 9.32                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.81                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.42                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.01                6.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.90                 9.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.55                10.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.88                 9.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.45                8.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.24                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.54               12.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.35                12.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.30                13.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24               13.46                  0
------------------------------------------------------------------------------------------------------------------------------


Table 82 - 2.30% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Five Years
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.87                 9.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.77                 8.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.19                10.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.44                10.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.97                10.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.87                 9.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.95                10.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.32                10.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.73                10.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.57                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.91                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.50                10.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.75                 9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.09                 9.68                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.93                10.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.31                 9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.00                10.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.91                11.17                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.26                10.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.28                 9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.89                 9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.99                 9.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.10               12.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.76                 9.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.66               10.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.89                12.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.93                 9.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.24                11.51                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.47                10.73                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.77                 9.71                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.48                 9.20                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.46                 9.71                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.50               10.64                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.55                10.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.91                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.31                 9.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.10                10.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.48                11.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.11                11.11                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.90                 8.77                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.92                 9.43                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.88                 8.97                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.66                 9.31                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.80                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.41                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.00                6.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.90                 9.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.55                10.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.88                 9.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.45                8.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.24                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.54               12.17                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.35                12.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.30                13.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24               13.46                  0
------------------------------------------------------------------------------------------------------------------------------


Table 83 - 2.40% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.86                 9.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.76                 8.90                  65
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.19                10.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.43                10.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.96                10.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.87                 9.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.95                10.02                  59
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.31                10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.72                10.96                  55
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.57                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.91                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.50                10.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.75                 9.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.09                 9.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.92                10.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.30                 9.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        8.99                10.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.91                11.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.25                10.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.27                 9.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.88                 9.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.98                 9.04                  66
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.09               12.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.76                 9.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.65               10.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.88                11.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.92                 9.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.23                11.49                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.46                10.70                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.77                 9.69                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.47                 9.18                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.45                 9.69                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.49               10.63                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.55                10.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.90                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.31                 9.17                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.09                10.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.47                11.68                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.10                11.09                  53
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.90                 8.75                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.91                 9.41                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.88                 8.96                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.65                 9.29                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.80                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.90                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.41                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.00                6.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.90                 9.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.54                10.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.87                 9.64                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.44                8.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.23                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.54               12.16                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.34                12.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.29                13.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24               13.44                  0
------------------------------------------------------------------------------------------------------------------------------


Table 84 - 2.50% Asset Charge
Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider and Higher Education Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.86                 9.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.76                 8.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.18                10.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.43                10.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.95                10.43                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.86                 9.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.94                10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.31                10.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.71                10.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.56                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.90                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.49                10.12                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.74                 9.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.09                 9.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.91                10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.29                 9.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        8.98                10.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.90                11.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.24                10.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.27                 9.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.87                 9.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.98                 9.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.08               12.46                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.75                 9.68                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.65               10.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.88                11.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.91                 9.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.22                11.47                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.45                10.68                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.76                 9.67                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.47                 9.17                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.45                 9.68                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.49               10.61                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.54                10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.89                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.30                 9.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.08                10.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.46                11.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.09                11.07                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.89                 8.73                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.91                 9.39                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.87                 8.94                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.65                 9.28                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.79                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.40                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.99                6.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.89                 9.36                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.54                10.69                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.86                 9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.44                8.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.23                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.54               12.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.33                12.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.28                13.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.23               13.42                  0
------------------------------------------------------------------------------------------------------------------------------


Table 85 - 2.55% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Zero Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        9.50                12.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              9.24                12.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 9.49                13.67                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          9.83                13.64                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.98                11.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         9.73                11.42                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              9.86                12.42                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                9.88                11.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        10.07               12.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     9.51                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 9.54                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     9.97                11.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             9.80                12.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           9.62                13.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   9.98                11.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           9.90                11.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.96                11.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      9.76                12.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   9.98                12.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 9.79                11.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            9.71                12.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          9.64                12.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.53               13.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       9.75                12.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.26               10.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          10.05               13.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.98                 9.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        9.78                13.69                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    9.60                12.13                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       9.30                11.58                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            9.64                13.65                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             10.27               11.76                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.19               10.30                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  9.92                13.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.89                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                10.03               12.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  9.91                12.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    9.98                13.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    10.25               12.47                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         9.60                12.16                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         9.68                11.50                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           9.58                12.46                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                9.77                11.84                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.79                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.40                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.08                6.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     9.53                12.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      9.58                13.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.96                 9.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     10.13                7.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.23                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.54               12.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                10.20               15.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     10.66               15.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.23               13.42                  0
------------------------------------------------------------------------------------------------------------------------------



Table 86 - 2.65% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.85                 9.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.75                 8.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.17                10.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.42                10.28                  29
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.94                10.40                  61
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.85                 9.21                  36
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.93                 9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.29                10.05                  46
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.70                10.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.55                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.90                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.48                10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.73                 9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.08                 9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.90                10.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.28                 9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        8.97                10.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.89                11.09                  51
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.23                10.42                  71
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.26                 9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.86                 9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.97                 8.99                  87
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.07               12.43                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.74                 9.66                  46
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.63               10.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.86                11.93                  31
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.90                 9.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.21                11.44                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.44                10.65                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.75                 9.64                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.46                 9.14                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.44                 9.65                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.48               10.58                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.54                 9.98                  30
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.88                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.29                 9.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.07                10.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.45                11.63                  37
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.08                11.03                  31
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.88                 8.71                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.89                 9.37                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.86                 8.91                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.64                 9.25                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.78                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.88                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.39                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.98                6.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.89                 9.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.53                10.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.85                 9.60                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.42                8.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.23                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.54               12.12                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.33                12.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.27                13.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.23               13.40                  0
-------------------------------------------------------------------------------------------------------------------------------


Table 87 - 2.75% Asset Charge
Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.84                 9.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.74                 8.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.16                10.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.41                10.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.93                10.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.84                 9.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.92                 9.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.29                10.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.69                10.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.55                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.89                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.48                10.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.73                 9.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.07                 9.61                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.89                10.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.28                 9.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        8.96                10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.88                11.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.22                10.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.25                 9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.86                 9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.96                 8.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.06               12.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.73                 9.64                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.62               10.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.86                11.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.89                 9.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.20                11.41                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.43                10.63                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.74                 9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.46                 9.13                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.43                 9.64                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.47               10.56                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.53                 9.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.87                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.28                 9.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.06                10.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.44                11.60                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.07                11.01                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.88                 8.69                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.89                 9.35                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.85                 8.90                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.63                 9.23                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.77                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.88                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.38                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.97                6.68                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.88                 9.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.52                10.64                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.85                 9.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.42                8.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.23                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.53               12.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.32                12.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.26                13.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.23               13.39                  0
-------------------------------------------------------------------------------------------------------------------------------


Table 88 - 2.85% Asset Charge
Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.84                 8.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.74                 8.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.16                10.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.40                10.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.92                10.36                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.83                 9.17                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.91                 9.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.28                10.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.68                10.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.54                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.89                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.47                10.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.72                 9.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.07                 9.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.88                10.16                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.27                 9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        8.95                10.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.87                11.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.22                10.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.24                 9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.85                 9.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.95                 8.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.05               12.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.73                 9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.61               10.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.85                11.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.88                 9.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.19                11.39                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.43                10.61                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.73                 9.61                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.45                 9.11                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.43                 9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.46               10.55                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.53                 9.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.86                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.28                 9.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.06                10.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.44                11.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.07                10.99                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.87                 8.68                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.88                 9.33                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.85                 8.88                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.62                 9.21                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.76                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.87                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.38                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.96                6.67                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.88                 9.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.52                10.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.84                 9.56                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.41                8.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.23                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.53               12.10                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.31                12.46                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.25                13.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.23               13.37                  0
-------------------------------------------------------------------------------------------------------------------------------


Table 89 - 3.00% Asset Charge
Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.83                 8.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.73                 8.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.15                10.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.39                10.21                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.91                10.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.82                 9.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.90                 9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.27                 9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.67                10.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.54                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.88                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.46                10.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.72                 9.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.06                 9.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.87                10.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.26                 9.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        8.94                10.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.86                11.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.21                10.36                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.23                 9.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.84                 9.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.94                 8.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.04               12.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.72                 9.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.60               10.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.84                11.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.86                 9.67                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.18                11.36                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.42                10.58                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.72                 9.58                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.45                 9.09                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.42                 9.60                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.45               10.52                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.52                 9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.85                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.27                 9.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.04                10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.42                11.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.05                10.96                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.86                 8.65                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.87                 9.30                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.84                 8.85                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.61                 9.19                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.75                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.86                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.37                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.95                6.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.87                 9.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.51                10.60                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.83                 9.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.40                8.44                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.22                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.53               12.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.31                12.43                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.24                13.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.22               13.35                  0
-------------------------------------------------------------------------------------------------------------------------------


Table 90 - 3.10% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.82                 8.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.72                 8.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.14                10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.39                10.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.90                10.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.82                 9.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.90                 9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.26                 9.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.66                10.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.53                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.88                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.46                10.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.71                 9.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.06                 9.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.86                10.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.25                 9.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        8.93                10.17                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.85                11.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.20                10.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.22                 9.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.83                 9.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.94                 8.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.03               12.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.71                 9.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.59               10.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.83                11.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.85                 9.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.18                11.34                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.41                10.56                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.72                 9.56                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.44                 9.08                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.41                 9.58                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.44               10.50                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.51                 9.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.84                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.26                 9.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.04                10.21                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.42                11.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.04                10.94                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.85                 8.63                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.86                 9.29                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.83                 8.84                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.61                 9.17                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.75                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.85                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.36                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.95                6.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.87                 9.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.51                10.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.82                 9.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.39                8.43                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.22                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.53               12.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.30                12.41                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.23                12.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.22               13.33                  0
-------------------------------------------------------------------------------------------------------------------------------


Table 91 - 3.25% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death
Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.81                 8.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.71                 8.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.13                10.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.38                10.16                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.89                10.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.81                 9.10                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.89                 9.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.25                 9.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.65                10.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.52                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.87                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.45                 9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.70                 9.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.05                 9.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.85                10.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.24                 9.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        8.92                10.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.84                10.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.19                10.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.21                 9.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.82                 9.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.93                 8.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.01               12.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.70                 9.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.57               10.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.82                11.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.84                 9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.17                11.31                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.40                10.53                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.71                 9.53                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.44                 9.05                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.41                 9.56                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.43               10.48                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.51                 9.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.82                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.25                 9.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.03                10.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.41                11.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.03                10.91                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.84                 8.61                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.85                 9.26                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.82                 8.81                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.59                 9.14                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.74                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.84                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.35                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.93                6.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.86                 9.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.50                10.56                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.81                 9.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.38                8.41                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.22                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.53               12.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.29                12.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.22                12.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.22               13.31                  0
-------------------------------------------------------------------------------------------------------------------------------


Table 92 - 3.35% Asset Charge
Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
--------------------------------------------------------------------------------------------------------------------------------
                      Investment Division                        Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
--------------------------------------------------------------------------------------------------------------------------------
2003
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.80                 8.89                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.71                 8.74                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.12                10.18                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.37                10.14                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.88                10.26                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.80                 9.09                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.88                 9.84                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.24                 9.91                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.64                10.77                   0
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.52                 0.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.87                 0.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.44                 9.97                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.70                 9.80                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.04                 9.51                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.84                10.06                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.23                 9.79                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        8.91                10.12                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.83                10.95                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.18                10.29                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.20                 9.79                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.81                 9.78                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.92                 8.87                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.00               12.26                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.69                 9.53                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.56               10.72                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.81                11.78                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.83                 9.60                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.16                11.28                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.39                10.51                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.70                 9.51                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.43                 9.04                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.40                 9.54                   0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.43               10.46                   0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.50                 9.86                   0
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.81                   0
12/31/03)
--------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.24                 9.01                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.02                10.16                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.40                11.47                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.02                10.89                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.84                 8.59                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.84                 9.24                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.82                 8.80                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.59                 9.13                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.73                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.84                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.34                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00                9.97                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.93                6.62                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.85                 9.23                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.49                10.54                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.81                 9.49                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.37                8.40                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.22                0.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.52               12.03                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.29                12.36                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.21                12.92                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.22               13.29                   0
-------------------------------------------------------------------------------------------------------------------------------


Table 93 - 1.20% Asset Charge
Base Contract with Minimum Premium Rider
Base Contract with Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.63                 180
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.56                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.77                 283
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.32                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.55                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.85                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.53                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.52                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.58                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio (5/1/02
- 12/31/02)                                                            10.00                7.61                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.56                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.20                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.97                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                8.00                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.95                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.60                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.56                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.41                 176
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.26                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 94 - 1.30% Asset Charge
Base Contract with Estate Planning Rider
Base Contract with Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)
--------------------------------------------------------------------------------------------------------------------------------
Investment Division                                               Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                  Value at Beginning   Value at End of
                                                                  of Period (1/1/02)  Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                     10.00                6.93                  0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                               10.00                6.83                  0
--------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                               10.00                7.26                  0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                               10.00                7.51                  0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                               10.00                9.05                  0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                               10.00                7.95                  0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                               10.00                8.03                  0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                               10.00                8.40                  0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                               10.00                8.81                  0
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                  10.00                7.62                  0
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                               10.00                5.95                  0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                               10.00                8.56                  0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                               10.00                7.80                  0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                               10.00                7.14                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                               10.00                9.01                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                               10.00                8.39                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                               10.00                9.08                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                               10.00                9.00                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                               10.00                8.33                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                               10.00                8.36                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                               10.00                7.96                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                               10.00                7.05                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                               10.00               10.19                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                               10.00                7.84                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                               10.00               10.76                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                               10.00                8.97                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                               10.00               10.02                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                               10.00                8.31                  0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                               10.00                8.55                  0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                               10.00                7.85                  0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                               10.00                6.52                  0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                               10.00                8.52                  0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                               10.00               10.57                  0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                               10.00                7.60                  0
--------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                               10.00                7.38                  0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                               10.00                8.17                  0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                               10.00                8.56                  0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                               10.00                9.19                  0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                               10.00                6.97                  0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                               10.00                7.99                  0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                               10.00                6.94                  0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                               10.00                7.73                  0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                10.00               11.08                  0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                               10.00                6.95                  0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                               10.00                7.60                  0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                               10.00                9.94                  0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                               10.00               11.53                  0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                               10.00               10.25                  0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                               10.00               10.56                  0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                               10.00                8.40                  0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                 10.00                9.38                  0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                          10.00               10.25                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 95 - 1.45% Asset Charge
Base Contract with Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)
Base Contract with Surrender Charge Rider - Zero Years (11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.61                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.30                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.54                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.83                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.51                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.51                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.56                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)
(5/1/02 - 12/31/02)                                                    10.00                7.60                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.16                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.18                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.96                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.98                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.94                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.56                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.25                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 96 - 1.55% Asset Charge
Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)
Base Contract with Minimum Premium Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.92                 857
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.82                 409
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.24                 572
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.49                 415
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.03                2,385
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.01                  6
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.38                3,740
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.79                 606
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.61                  7
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.94                  24
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.13                  20
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.99                3,274
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.37                 325
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.06                 588
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.98                6,968
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.32                9,245
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.34                5,865
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.94                  6
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.04                11,578
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.17                 426
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.82                8,596
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.74                1,415
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.95                2,175
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.00               117,810
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.29                1,402
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.53                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.83                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.51                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.50                1,995
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.55                  28
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.59                 483
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.36                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.54                  14
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.17                 635
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.95                5,282
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.97                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.93                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.71                3,589
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.58                  3
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.93               104,539
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.25                 182
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.39                15,633
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.36                  12
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.25                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 97 - 1.65% Asset Charge
Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period(12/31/02)    Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                9.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)          10.00                9.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)             10.00                9.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)           10.00                9.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 - 12/31/02)             10.00                9.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                    10.00               10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                9.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)            10.00                9.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                 10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)         10.00                9.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)              10.00               10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)        10.00                9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                    10.00                9.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                  10.00                9.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)               10.00               10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)             10.00                9.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)         10.00                9.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                      10.00                9.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                 10.00               10.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                   10.00                9.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                      10.00               10.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                10.00               10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                    10.00                9.79                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                10.00                9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                   10.00                9.31                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                        10.00                9.65                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                         10.00               10.28                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 - 2/31/02)        10.00               10.20                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02
- 12/31/02)                                                            10.00                9.93                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                           10.00               10.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)              10.00                9.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                10.00               10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                10.00               10.27                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                     10.00                9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                     10.00                9.70                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/02)                       10.00                9.59                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 - 12/31/02)                            10.00                9.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/02)                                 10.00                9.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/02)                                  10.00                9.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)               10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                 10.00               10.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 - 12/31/02)                 10.00               10.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/02)                      10.00               10.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)            10.00               10.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00               10.68                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/02)               10.00               10.25                  0
-------------------------------------------------------------------------------------------------------------------------------


Table 98 - 1.70% Asset Charge
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years (11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.60                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.12                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.28                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.52                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.82                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.50                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.49                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02
- 12/31/02)                                                            10.00                7.58                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.16                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.94                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.96                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.92                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.25                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 99 - 1.80% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years (11/01/02 -
12/31/02)
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)
Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years(11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.01                 684
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.36                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.60                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.12                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.30                 552
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.27                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.51                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.81                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.50                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.49                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02
- 12/31/02)                                                            10.00                7.58                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.15                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.94                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.96                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.91                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.25                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 100 - 1.90% Asset Charge
Base Contract with Bonus Credit Rider and Estate Planning Rider
Base Contract with Higher Education Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years (11/01/02 -
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.27                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.50                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.80                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.49                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.48                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.53                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02
- 12/31/02)                                                            10.00                7.57                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.14                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.93                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.95                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.91                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.69                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.24                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 101 - 1.95% Asset Charge
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
(11/01/02 - 12/31/02)
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years (11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                9.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                9.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                9.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.79                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                9.61                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                9.30                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                9.65                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00               10.28                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.20                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02
- 12/31/02)                                                            10.00                9.93                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00               10.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.26                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                9.61                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                9.69                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                9.59                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                9.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                9.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                9.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               10.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00               10.21                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00               10.67                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.24                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 102 - 2.05% Asset Charge
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
(11/01/02 - 12/31/02)
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
(11/01/02 - 12/31/02)
Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years (11/01/02 -
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.89                4,101
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.21                1,954
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.46                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.99                3,775
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.89                  75
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.97                2,946
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.74                2,720
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.33                 567
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.02                1,648
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.93                 605
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.28                1,014
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.30                2,627
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.91                1,136
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.00                 853
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.12                1,531
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.69                1,218
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.91                2,645
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.95                23,342
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.26                  71
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.49                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.79                1,173
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.49                1,194
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.47                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.52                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02
- 12/31/02)                                                            10.00                7.57                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.11                3,879
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.13                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.92                 624
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.94                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.90                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.68                 818
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.56                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.89                24,348
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.36                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.24                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 103 - 2.15% Asset Charge
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
(11/01/02 - 12/31/02)
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
Base Contract with Minimum Premium Rider and Higher Education Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.10                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.68                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.25                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.48                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.78                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.48                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.47                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.51                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02
- 12/31/02)                                                            10.00                7.56                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.12                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.91                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.93                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.89                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.67                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.46                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.24                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 104 - 2.20% Asset Charge
Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
Rider - Zero Years (11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                9.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                9.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                9.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.64                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.78                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                9.61                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                9.30                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                9.65                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00               10.27                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.19                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II (5/1/02 -
12/31/02)                                                              10.00                9.93                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00               10.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.26                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                9.61                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                9.69                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                9.59                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                9.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                9.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                9.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               10.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00               10.21                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00               10.67                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.24                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 105 - 2.25% Asset Charge
Base Contract with Higher Education Rider and Estate Planning Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.44                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.10                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.10                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.67                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.24                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.47                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.78                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.48                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.46                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.50                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.56                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.10                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.12                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.91                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.92                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.88                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.24                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 106 - 2.30% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Five Years (11/01/02 - 12/31/02)
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
(11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.44                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.10                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.24                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.47                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.77                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.48                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.46                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.50                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.55                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.10                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.11                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.90                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.92                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.88                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.24                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------

Table 107 - 2.40% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Three Years (11/01/02 - 12/31/02)
Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.76                  27
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.43                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.95                  25
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.72                  23
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.98                  27
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.23                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.46                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.77                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.47                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.45                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.49                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.55                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.10                  22
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.90                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.91                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.88                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.44                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.24                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 108 - 2.50% Asset Charge
Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider and Higher Education Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.43                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.56                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.22                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.45                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.76                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.47                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.45                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.49                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) (5/1/02 - 12/31/02)        10.00                7.54                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.46                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.09                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.89                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.91                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.87                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.44                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.23                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 109 - 2.55% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Zero Years (11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                9.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                9.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                9.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.64                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.78                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                9.60                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                9.30                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                9.64                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00               10.27                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.19                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00               10.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.25                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                9.60                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                9.68                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                9.58                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                9.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                9.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                9.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               10.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00               10.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00               10.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.23                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 110 - 2.65% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.17                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.42                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.21                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.44                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.75                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.46                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.44                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.48                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.54                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.08                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.88                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.89                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.86                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.64                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.42                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.23                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 111 - 2.75% Asset Charge
Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.16                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.41                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.69                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.20                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.43                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.74                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.46                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.43                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.47                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.53                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.44                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.07                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.88                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.89                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.85                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.42                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.23                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 112 - 2.85% Asset Charge
Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.16                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.68                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.61                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.19                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.43                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.73                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.45                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.43                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.46                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.53                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.44                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.07                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.87                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.88                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.85                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.41                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.23                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------

Table 113 - 3.00% Asset Charge
Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.67                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.46                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.21                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.60                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.18                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.42                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.72                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.45                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.42                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.45                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.52                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.42                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.05                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.86                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.87                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.84                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.61                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.22                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 114 - 3.10% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.46                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.18                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.41                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.72                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.44                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.41                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.44                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02
- 12/31/02)                                                            10.00                7.51                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.42                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.04                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.85                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.86                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.83                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.61                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.22                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 115 - 3.25% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death
Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.21                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.17                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.40                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.71                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.44                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.41                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.43                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.51                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.41                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.03                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.84                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.85                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.82                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.22                  0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


Table 116 - 3.35% Asset Charge
Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
--------------------------------------------------------------------------------------------------------------------------------
                      Investment Division                        Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
--------------------------------------------------------------------------------------------------------------------------------
2002
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.80                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.71                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.12                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.37                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.88                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.80                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.88                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.24                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.64                   0
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.52                   0
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.87                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.44                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.70                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.04                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.84                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.23                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.91                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.83                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.18                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.20                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.81                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.92                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.69                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.56                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.81                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.83                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.16                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.39                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.70                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.43                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.40                   0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.43                   0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.50                   0
--------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.24                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.02                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.40                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.02                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.84                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.84                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.82                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.59                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.93                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.85                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.49                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.81                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.37                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.22                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.52                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.29                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.21                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.22                   0
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------


FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of
Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.



Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.) Consolidated Financial Statements
December 31, 2006, 2005 and 2004

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Index
December 31, 2006, 2005 and 2004
------------------------------------------------------------------------------


                                                                       Page(s)


Report of Independent Registered Public Accounting Firm......................1


Consolidated Financial Statements


Balance Sheets...............................................................2


Statements of Income.........................................................3


Statements of Stockholder's Equity...........................................4


Statements of Cash Flows...................................................5-6


Notes to Consolidated Financial Statements................................7-37

PricewaterhouseCoopers LLP
800 Market St.
St Louis MO 63101-2695
Telephone (314) 206 8500
Facsimile (314) 206 8514
www.pwc.com








             Report of Independent Registered Public Accounting Firm



The Board of Directors and Shareholder of
Midland National Life Insurance Company and Subsidiary



In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of consolidated stockholder's equity, and of consolidated cash flows present fairly, in all material respects, the consolidated financial position of Midland National Life Insurance Company and Subsidiary (an indirect, wholly owned subsidiary of Sammons Enterprises, Inc.) (the "Company") at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 1 to the consolidated financial statements the Company changed its method of accounting in 2004 for certain contracts issued by adopting American Institute of Certified Public Accountants Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, and for modified coinsurance reinsurance by adopting Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments.


\s\

March 13, 2007


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Balance Sheets
-----------------------------------------------------------------------------------------------------------------------
December 31, 2006 and 2005

(Amounts in Thousands, except par value and shares)                                     2006                2005

Assets
Investments
    Fixed maturities, available for sale, at fair value                                 $18,275,097         $16,375,214
    Equity securities, at fair value                                                        552,734             328,639
    Mortgage loans                                                                          311,305             361,863
    Policy loans                                                                            285,764             275,764
    Short-term investments                                                                  382,545             161,971
    Other invested assets and derivatives                                                   531,238             373,208
                                                                                  ------------------  ------------------
              Total investments                                                          20,338,683          17,876,659
Cash                                                                                         37,297              11,097
Accrued investment income                                                                   169,236             168,913
Deferred policy acquisition costs                                                         1,341,489           1,198,367
Deferred sales inducements                                                                  414,545             354,330
Present value of future profits of acquired businesses                                       34,129              39,017
Federal income tax asset                                                                    145,584             150,887
Other receivables and other assets                                                           96,506              85,963
Reinsurance receivables                                                                   1,592,144           1,522,460
Separate account assets                                                                     903,349             722,300
                                                                                  ------------------  ------------------
              Total assets                                                              $25,072,962         $22,129,993
                                                                                  ------------------  ------------------
Liabilities
    Policyholder account balances                                                       $19,272,874         $17,078,063
    Policy benefit reserves                                                                 824,405             835,581
    Policy claims and benefits payable                                                      101,050             101,674
    Repurchase agreements and collateral on derivatives                                   2,223,497           1,719,278
    Other liabilities                                                                       368,815             377,624
    Separate account liabilities                                                            903,349             722,300
                                                                                  ------------------  ------------------
              Total liabilities                                                          23,693,990          20,834,520
                                                                                  ------------------  ------------------
Stockholder's equity
Common stock, $1 par value, 2,549,439 shares authorized,
 2,548,878 shares outstanding                                                                 2,549               2,549
Additional paid-in capital                                                                  268,707             268,707
Accumulated other comprehensive income                                                       12,823              38,441
Retained earnings                                                                         1,094,893             985,776
                                                                                  ------------------  ------------------
              Total stockholder's equity                                                  1,378,972           1,295,473
                                                                                  ------------------  ------------------
              Total liabilities and stockholder's equity                                $25,072,962         $22,129,993
                                                                                  ------------------  ------------------


The accompanying notes are an integral part of these financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Income
-----------------------------------------------------------------------------------------------------------------------
Years Ended December 31, 2006, 2005 and 2004

(Amounts in Thousands)                                                      2006                2005               2004

Revenues
Premiums                                                                  $ 114,767           $ 113,264          $ 109,095
Interest sensitive life and investment product charges                      260,975             254,309            231,404
Net investment income                                                       953,440             811,652            827,653
Net realized investment losses                                              (26,166)            (26,244)            (3,914)
Net gains (losses) on derivatives                                            42,266              78,591             (8,063)
Other income                                                                 11,710               8,870              6,300
                                                                    ----------------   -----------------  -----------------
              Total revenue                                               1,356,992           1,240,442          1,162,475
                                                                    ----------------   -----------------  -----------------
Benefits and expenses
Benefits incurred                                                           202,877             201,024            206,798
Amortization of deferred sales inducements                                   49,897              42,761             21,076
Interest credited to policyholder account balances                          596,330             514,013            575,534
                                                                    ----------------   -----------------  -----------------
              Total benefits                                                849,104             757,798            803,408
                                                                    ----------------   -----------------  -----------------
Operating expenses (net of commissions and other
 expenses deferred)                                                          98,895              88,726             74,462
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                     171,773             175,954            116,504
                                                                    ----------------   -----------------  -----------------
              Total benefits and expenses                                 1,119,772           1,022,478            994,374
                                                                    ----------------   -----------------  -----------------
              Income before income taxes and cumulative
               effect of a change in accounting principle                   237,220             217,964            168,101
Income tax expense                                                           80,903              69,007             58,318
                                                                    ----------------   -----------------  -----------------
              Income before cumulative effect of a
               change in accounting principle                               156,317             148,957            109,783
Cumulative effect on prior years of change in
 accounting principle                                                             -                   -             (7,549)
                                                                    ----------------   -----------------  -----------------
              Net income                                                  $ 156,317           $ 148,957          $ 102,234
                                                                    ----------------   -----------------  -----------------


The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Stockholder's Equity
-----------------------------------------------------------------------------------------------------------------------
Years Ended December 31, 2006, 2005 and 2004

                                                                                                                       Accumulated
                                                                                 Additional                               Other
                                                                     Common        Paid-in          Comprehensive     Comprehensive
(Amounts in Thousands)                                               Stock         Capital          Income                Income

Balances at December 31, 2003                                         $ 2,549        $268,707                            $ 65,252
Comprehensive income
    Net income                                                                                        $102,234
    Other comprehensive income
      Minimum pension liability (net of tax ($1,572))                                                   (2,920)            (2,920)
      Net unrealized gain on available-for-sale investments
       and certain interest rate swaps (net of tax $18,798)                                             34,911             34,911
                                                                                                 --------------
              Total comprehensive income                                                              $134,225
                                                                                                 --------------
Dividends paid on common stock
                                                                   -----------  --------------                       -------------
Balances at December 31, 2004                                           2,549         268,707                              97,243
Comprehensive income
    Net income                                                                                        $148,957
    Other comprehensive income
      Minimum pension liability (net of tax ($882))                                                     (1,638)            (1,638)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($30,781))                                          (57,164)           (57,164)
                                                                                                 --------------
              Total comprehensive income                                                              $ 90,155
                                                                                                 --------------
Dividends paid on common stock
                                                                   -----------  --------------                       -------------
Balances at December 31, 2005                                           2,549         268,707                              38,441

Comprehensive income
    Net income                                                                                        $156,317
    Other comprehensive income
      Minimum pension liability (net of tax $351)                                                          652                652
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($14,145))                                          (26,270)           (26,270)
                                                                                                 --------------
              Total comprehensive income                                                              $130,699
                                                                                                 --------------
Dividends paid on common stock
                                                                   -----------  --------------                       -------------
Balances at December 31, 2006                                         $ 2,549        $268,707                            $ 12,823
                                                                   ===========  ==============                       =============

The accompanying notes are an integral part of these financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Stockholder's Equity   (Continued)
-----------------------------------------------------------------------------------------------------------------------
Years Ended December 31, 2006, 2005 and 2004


                                                                                            Total
                                                                           Retained      Stockholder's
(Amounts in Thousands)                                                      Earnings        Equity

Balances at December 31, 2003                                             $ 820,585      $ 1,157,093
Comprehensive income
    Net income                                                              102,234          102,234
    Other comprehensive income
      Minimum pension liability (net of tax ($1,572))                                         (2,920)
      Net unrealized gain on available-for-sale investments
       and certain interest rate swaps (net of tax $18,798)                                   34,911

              Total comprehensive income

Dividends paid on common stock                                              (41,000)         (41,000)
                                                                     ---------------  ---------------
Balances at December 31, 2004                                               881,819        1,250,318
Comprehensive income
    Net income                                                              148,957          148,957
    Other comprehensive income
      Minimum pension liability (net of tax ($882))                                           (1,638)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($30,781))                                (57,164)

              Total comprehensive income

Dividends paid on common stock                                              (45,000)         (45,000)
                                                                     ---------------  ---------------
Balances at December 31, 2005                                               985,776        1,295,473

Comprehensive income
    Net income                                                              156,317          156,317
    Other comprehensive income
      Minimum pension liability (net of tax $351)                                                652
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($14,145))                                (26,270)

              Total comprehensive income

Dividends paid on common stock                                              (47,200)         (47,200)
                                                                     ---------------  ---------------
Balances at December 31, 2006                                           $ 1,094,893      $ 1,378,972
                                                                     ===============  ===============

The accompanying notes are an integral part of these financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows
-----------------------------------------------------------------------------------------------------------------------
Years Ended December 31, 2006, 2005 and 2004

(Amounts in Thousands)                                                       2006               2005               2004

Cash flows from operating activities
Net income                                                                 $ 156,317          $ 148,957          $ 102,234
Adjustments to reconcile net income to net cash
 (used in) provided by operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and
     present value of future profits of
     acquired businesses                                                     221,670            218,715            137,580
    Net amortization of premiums and discounts on
     investments                                                             183,444            139,364            102,659
    Policy acquisition costs deferred                                       (255,300)          (229,790)          (222,276)
    Sales inducements costs deferred                                        (103,769)           (97,997)           (99,767)
    Net realized investment losses                                            26,166             26,244              3,914
    Net (gains) losses on derivatives                                        (42,266)           (78,591)             8,063
    Cumulative effect of accounting change                                         -                  -              7,549
    Federal income taxes                                                      12,326               (486)           (49,696)
    Net interest credited and product charges on
     universal life and investment policies                                  585,336            494,161            559,296
    Changes in other assets and liabilities
      Net receivables                                                        (22,492)           (49,209)           (17,263)
      Net payables                                                            (7,892)           (36,706)           (53,059)
      Policy benefits                                                        (55,345)          (123,675)          (102,707)
      Other                                                                    3,190             11,480             29,558
                                                                    -----------------  -----------------  -----------------

              Net cash provided by operating activities                      701,385            422,467            406,085
                                                                    -----------------  -----------------  -----------------
Cash flows from investing activities
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                      12,872,572         10,024,829          5,590,085
    Equity securities                                                        875,994            220,249            222,225
    Mortgage loans                                                            56,092             69,065             41,368
    Other invested assets and derivatives                                     50,742             27,188             59,716
Cost of investments acquired
    Fixed maturities                                                     (14,860,614)       (12,451,732)        (8,163,700)
    Equity securities                                                     (1,096,830)          (252,405)          (197,675)
    Mortgage loans                                                            (7,638)                 -                  -
    Other invested assets and derivatives                                   (338,549)          (333,544)          (176,351)
Net change in policy loans                                                   (10,000)            (3,449)            (2,874)
Net change in short-term investments                                        (220,574)           (26,369)            73,360
Net change in repurchase agreements and
 collateral on derivatives                                                   504,219            474,402            204,448
Net change in amounts due to/from brokers                                     (4,244)             1,611               (599)
                                                                    -----------------  -----------------  -----------------
              Net cash used in investing activities                       (2,178,830)        (2,250,155)        (2,349,997)
                                                                    -----------------  -----------------  -----------------

Cash flows from financing activities
Receipts from universal life and investment products                       3,075,026          2,962,492          2,849,016
Benefits paid on universal life and investment
 products                                                                 (1,524,181)        (1,106,202)          (869,877)
Dividends paid on common stock                                               (47,200)           (45,000)           (41,000)
                                                                    -----------------  -----------------  -----------------
              Net cash provided by financing activities                    1,503,645          1,811,290          1,938,139
                                                                    -----------------  -----------------  -----------------
Increase (decrease) in cash                                                   26,200            (16,398)            (5,773)
Cash
Cash at beginning of year                                                     11,097             27,495             33,268
                                                                    -----------------  -----------------  -----------------
Cash at end of year                                                        $  37,297          $  11,097          $  27,495
                                                                    -----------------  -----------------  -----------------
Supplemental disclosures of cash flow information
Cash paid during the year for
    Income taxes, paid to parent                                           $  61,806          $  83,480          $ 107,788



The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Notes to Consolidated Financial Statements
Years Ended December 31, 2006, 2005 and 2004
--------------------------------------------------------------------------------

(Amounts in Thousands)

1.      Summary of Significant Accounting Policies


        Organization
        Midland National Life Insurance Company and Subsidiary ("Midland National") is an indirect wholly owned subsidiary of Sammons Enterprises, Inc. ("SEI"). In 2003, Midland National acquired through a purchase agreement, 100% of the outstanding shares of CHC Holding Inc. ("CHC"). Effective April 2004, all of the assets and liabilities of CHC were merged into Midland National and the respective shares of CHC (and its subsidiaries) were retired. Effective November 30, 2005, SFG Reinsurance Company ("SFG Re") was incorporated as a wholly owned insurance subsidiary of Midland National. SFG Re is a captive reinsurance company domiciled in South Carolina. The accompanying financial statements for 2006 and 2005 include the consolidated accounts of the Company, including the results of operations and cash flows of SFG Re with 2005 reflecting the time period from November 30, 2005 through December 31, 2005. Together, these companies (collectively the "Company") operate predominantly in the individual life and annuity business of the life insurance industry and are licensed to operate in 49 states and the District of Columbia.


        The Company is affiliated through common ownership with North American Company for Life and Health Insurance ("North American") and North American Company for Life and Health Insurance of New York ("NANY") through April, 2006 at which date NANY was sold to an unrelated third party.


        Basis of Presentation
        The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United State of America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiary. All intercompany transactions have been eliminated in consolidation.


        Use of Estimates
        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.


        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial instruments and derivatives, deferred policy acquisition costs, deferred sales inducements, present value of future profits of acquired businesses, and future policy benefits for traditional life insurance policies.


        Interest Rate Risk
        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.


        Change in Accounting Policy
        The Company has certain universal life insurance policies in force that have amounts assessed against policyholder account values each period to provide for benefit features under the contracts. The assessments are structured in a manner resulting in profits in earlier years and subsequent losses from the insurance benefits. In accordance with SOP 03-1, in 2004, the Company established an additional liability for benefits to be provided during the subsequent loss periods. The Company calculated this additional liability using a prescribed benefit ratio that accrues a portion of the earlier year profits to offset subsequent year losses. As a result of implementing this accounting procedure, the Company has recognized a cumulative loss in 2004 of $7,104, which amount is reported net of applicable taxes as a cumulative change in accounting principle in the Statement of Income.


        The SFAS No. 133 Derivative Implementation Group Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments" ("DIG B36") provides guidance for determining when certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. The provisions of DIG B36, which became effective for the Company on January 1, 2004, impact two large coinsurance with funds withheld agreements with an outside reinsurance company applicable to specified annuity policies issued by the Company. At January 1, 2004, the reported value of the embedded derivative was ($445) net of taxes and related deferred acquisition costs and deferred sales inducements, which loss was reported as a component of cumulative effect of change in accounting principle in the accompanying consolidated statements of income.


        Fair Value of Financial Instruments
        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:


        Investment Securities
        Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.


        Mortgage Loans
        Fair values for mortgage loans are estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the majority of the loans at which time each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes.


        Cash and Short-Term Investments
        The carrying amounts reported in the balance sheets for these instruments approximate their fair values.


        Other Invested Assets and Derivatives
        For private equity investments and limited partnerships, the carrying amounts, which represent the Company's share of the entity's underlying equity reported in the balance sheets, approximates their fair values. For derivative instruments, the reported values are equal to exchange or broker quoted market prices for interest rate and credit default swaps and internal financial models or counterparty fair value quotes for options.


        Investment-Type Insurance Contracts
        Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair values are estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair values are estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.


        These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including noninvestment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value to the Company.


        Investments and Investment Income
        The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.


        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred sales inducements, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses). Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.


        For collateralized mortgage obligations ("CMO's") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income. Additionally, the Company has approximately $43 million of asset and mortgage-backed securities which are collateralized by sub-prime mortgages. At December 31, 2006, all such investments are rated as investment grade. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment policy.


        Mortgage loans are carried at the adjusted unpaid balances. The majority of the mortgage loans were acquired as part of the CHC acquisition in 2003 and were recorded at fair value as of the purchase date. Any premium or discount is amortized to adjust the yield over the remaining term of the loan. Approximately 34% of the Company's mortgage loan portfolio is located in the East North Central geographic region, which includes Michigan, Wisconsin, Ohio, Indiana and Illinois. The composition of the mortgage loan portfolio by property characteristic category as of December 31, 2006, was as follows: Office 41%, Retail 11%, Industrial 30%, Apartment 3%, and Other 15%. At December 31, 2006, no investments in mortgage loans were considered by management to be impaired. There was one new mortgage loan placed in 2006 for $7,934. The mortgage originated during 2006 was consolidated with a previous mortgage with the same borrower whose property was expanded during 2006. The maximum percentage of any one loan to the value of the underlying security at the time of the loan was 80%. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. There is no investment in restructured loans at December 31, 2006. Interest income on non-performing loans is generally recognized on a cash basis.


        Short-term investments are carried at amortized cost. Policy loans are carried at unpaid principal balances.


        Other invested assets and derivatives are primarily comprised of interest rate and credit default swaps, options, private equity investments and limited partnerships. The interest rate swaps are reported at exchange or broker quoted prices. Options are reported at fair value, which are determined from internal financial models and compared to fair values provided by counterparties. Investments in private equity investments and limited partnerships are recorded under the equity method of accounting in accordance with American Institute of Certified Public Accountants ("AICPA") Statement of Position 78-9, Accounting for Investments in Real Estate Ventures where the Company owns 5% or more of the entity's equity (reported at cost where the Company owns less than 5%). These investments are reviewed for impairment on a periodic basis.


        Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments. Dividends are recorded on ex-dividend rate.


        The Company reviews its investments to determine if declines in value are other than temporary. Factors considered in evaluating whether a decline in value is other than temporary are the length of time and magnitude by which the fair value is less than amortized cost, the financial condition, enterprise value and prospects of the investment combined with the ability and intent of the Company to hold the investment for a period of time sufficient to recover the decline in value. Other considerations are also taken into account such as, but not limited to, financial ratios and the overall assessment of the value of the enterprise. For fixed income securities, the Company also considers whether it will be able to collect the amounts due according to the contractual terms of the investment. The Company recorded $1,347, $8,016 and $6,348 during 2006, 2005 and 2004, respectively, of realized losses as a result of this analysis. These losses are included in net realized investment losses.


        Recognition of Traditional Life Revenue and Policy Benefits
        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.


        The liabilities for future policy benefits for traditional policies of $824,405 and $835,581 at December 31, 2006 and 2005, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged primarily from 6.00% to 11.25% in 2006 and 6.25% to 11.25 % in 2005.


        Recognition of Revenue and Policy Benefits for Interest Sensitive Life Insurance Products and Investment Contracts ("Interest Sensitive Policies")
        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.


        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the balance sheets as policyholder account balances of $19,272,875 and $17,078,063 at December 31, 2006 and 2005, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.25% to 7.50% during 2006 and 2005. For certain contracts, these crediting rates extend for periods in excess of one year.


        Accounting for Derivative Instruments
        Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS Nos. 137, 138 and 149, requires that all derivatives be carried on the balance sheet at fair value, with certain changes in fair value reflected in other comprehensive income in the statement of stockholder's equity (for those derivatives designated as effective "cash flow hedges") while other changes in derivative fair value are reflected as net gains (losses) on derivatives in the statement of income. The changes in fair value of derivatives designated as effective fair value hedges of specified available-for-sale fixed income securities are reported as a component of net gains (losses) on derivatives. The changes in fair value of the hedged fixed income security are also reported as a component of net gains (losses) on derivatives. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gains (losses) on derivatives in the period of change.


        The Company uses derivatives to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters interest rate swap agreements and purchases equity indexed options. The interest rate swaps are accounted for as either effective cash flow hedges, effective fair value hedges or as non-hedge derivatives. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis.


        The Company has fixed indexed annuity products that have a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index ("call") options that compensate the Company for any appreciation over the strike price and substantively offsets the corresponding increase in the policyholder obligation. The Company amortizes the cost against investment income over the term of the option, which is typically one year. In accordance with SFAS No. 133 as amended, the Company adjusts the carrying value of the options from amortized cost to fair value with any change reflected as a component of net gain (loss) on derivatives in the statements of income. When the option matures, any value received by the Company is reflected as investment income offset by the amount credited to the policyholder.


        Repurchase Agreements and Related Collateral
        As part of its investment strategy, the Company may enter into reverse repurchase agreements and dollar-roll transactions to increase the Company's investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar-rolls are similar to reverse repurchase agreements except that, with dollar-rolls, the repurchase involves securities that are only substantially the same as the securities sold. As of December 31, 2006 and 2005, there were $1,955,956 and $1,589,922, respectively, of such agreements outstanding. The collateral for these agreements is held in fixed maturities and short-term investments in the balance sheets.


        Deferred Policy Acquisition Costs ("DAC")
        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, marketing, underwriting, and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium payment period of the related policies in proportion to the ratio of annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and emerging gross profits, subject to regular evaluation and retroactive revision to reflect emerging experience. Recoverability of DAC is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.


        To the extent that unrealized gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized investment gains or losses on the available-for-sale securities.


        Deferred Sales Inducements ("DSI")
        The Company defers certain sales inducement costs into a DSI asset. Sales inducements are primarily premium bonuses and bonus interest on the Company's annuity products. AICPA Statement of Position 03-1 ("SOP 03-1"), provides guidance on accounting and reporting for certain sales inducements whereby capitalized costs are reported separately in the balance sheet and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the statements of income.


        Present Value of Future Profits of Acquired Businesses ("PVFP")
        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits.


        Based on current conditions and assumptions as to future events, the Company expects to amortize $3,816, $3,708, $3,589, $3,441 and $2,212 of the existing PVFP over the next five years.


        Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.


        Policy Claims and Benefits Payable
        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future charges in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.


        Variable Life and Annuity Products
        A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports this portion of its separate account assets at market value; the underlying investment risks are assumed by the contractholders. The Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the balance sheets. The Company records the fees earned for administrative and contractholder services performed for the separate accounts in other income of the statements of income.


        Bank Owned Life Insurance Products
        A portion of the separate accounts held by the Company relates to bank owned life insurance policies that are nonindexed with fixed guarantees. These amounts are subject to limited discretionary withdrawal at book value without a market value adjustment. The Company reports this portion of its separate account assets at book value; the underlying investment risks are assumed by the Company. The Company combines the assets and liabilities associated with this business into the respective assets and liabilities lines of the balance sheets in accordance with SOP 03-1.


        Dividends and Distributions
        Payment of dividends or other distributions are limited by statute, which is generally limited to the greater of the insurance companies' statutory net income or 10% of the insurance companies' statutory surplus, applied on an individual company basis.


        Federal Income Taxes

        The Company is a member of SEI's consolidated United States federal income tax group which includes Briggs Construction Equipment ,Inc., Briggs Equipment Mexico, Inc., Briggs Equipment Trust, Biggs ITD Corp., Cathedral Hill Hotel, Inc., CH Holdings, Inc., Consolidated Investment Services, Inc., Crestpark Holdings, Inc., Crestpark LP, Inc., GBH Venture Co, Inc., H2O Distributions, Inc., Herakles Investments, Inc., MH Flagship, Inc., MH Imports, Inc., Midland National Life Insurance Company, Mylon C Jacobs Supply CO., North American For Life & Health Insurance, North American Company For Life & Heath Insurance NY, Otter, Inc., Parkway Holdings, Inc., Parkway Mortgage , Inc., Sammons BW, Inc., Sammons Communications, Inc., Sammons Corporation , Sammons CTP, Inc., Sammons Distributions Holdings, Inc., Sammons Enterprises Inc., Sammons Financial Group, Inc., Sammons Income Properties, Inc., Sammons Power Development, Inc., Sammons Realty Corporation, Sammons Securities, Inc., Sammons Tours , Inc., Sammons Venture Properties ,Inc., Sammons VPC , Inc., SFG Reinsurance Company, The Grove Park Inn Resort, Inc., and TMIS Inc.. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.


        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.


        Comprehensive Income
        Comprehensive income for the Company includes net income and other comprehensive income, which includes unrealized gains and losses on available-for-sale securities and the minimum pension liability. In addition, certain interest rate swaps are accounted for as cash flow hedges with the change in the fair value of the swap reflected in other comprehensive income.


2.      Recently Issued Accounting Standards

        Internal Replacement and Exchanges
        In September 2005, the Accounting Standards Executive Committee of the AICPA issued Statement of Position 05-1 ("SOP 05-1"), Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on the accounting for internal replacements of one insurance contract with another insurance contract. Under this guidance, the replacement of a contract with another that is substantially different from the original contract is deemed an extinguishment of the original contract. As such, all remaining unamortized deferred costs would be written off at the time of the exchange. An internal replacement that is deemed substantially the same as the original contract will be accounted for as a continuation of the original contract, that is all remaining unamortized deferred costs will remain. SOP 05-1 is effective for internal replacements occurring in periods beginning after December 15, 2006, with earlier application encouraged. The Company will implement SOP 05-1 in 2007 and is currently quantifiying the impact of adopting the new standard.


        Hybrid Financial Instruments
        In February 2006, FASB issued Statement No. 155, Accounting for Certain Hybrid Financial Instruments ("SFAS 155"), which is an amendment to SFAS 133 and SFAS 140. SFAS 155 modifies the accounting for certain derivatives embedded in other financial instruments by allowing them to be accounted for as a whole if the Company elects to account for the whole instrument on a fair value basis. SFAS 155 is effective for all financial instruments acquired, issued or subject to a remeasurement event occurring in fiscal years beginning after September 30, 2006. The Company is currently evaluating SFAS 155 but does not expect that it will have a material impact on the financial statements.


        Uncertain Tax Positions
        In June 2006, the FASB issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 creates a comprehensive model to address uncertainty in tax positions and clarifies the accounting for income taxes by prescribing the minimum recognition threshold an uncertain tax position is required to meet before being recognized in the financial statements. FIN 48 is effective beginning in 2007. The Company is evaluating FIN 48 but does not expect it to have a material impact on the consolidated financial statements.

        Fair Value Measurements
        In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value and establishes a framework for measuring fair value. SFAS 157 is effective for fiscal years beginning after November 15, 2007. The Company is currently evaluating the effect of SFAS 157.


        Defined Benefit and Other Retirement Plans
        In September 2006, the FASB issued SFAS No. 158, Employers Accounting for Defined Benefit and Other Retirement Plans-an amendment of FASB Statements Nos. 87, 88, 106 and 132 (R" ("SFAS 158"). SFAS 158 requires employers to recognize the overfunded or underfunded status of defined benefit pension and other postretirement benefit plans as an asset or liability in its financial statements. SFAS 158 is effective for fiscal years ending after December 15, 2006. An employer without publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after June 15, 2007. The Company is still evaluating the impact of SFAS No. 158 on its financial condition and results of operations; however, preliminary calculations indicate that the Company may incur a decrease in its stockholder's equity of approximately $2.3 million in 2007 as a result of SFAS No. 158 adoption.


        Reclassification
        Certain items in the 2005 financial statements have been reclassified to conform to the 2006 presentation.


3.      Fair Value of Financial Instruments


        The carrying value and estimated fair value of the Company's financial instruments are as follows:


                                                December 31, 2006                        December 31, 2005
                                      ---------------------------------------  --------------------------------------
                                          Carrying             Estimated           Carrying            Estimated
                                            Value             Fair Value             Value            Fair Value
Financial assets
    Fixed maturities,
     available-for-sale                     $18,275,097          $18,275,097         $16,375,214         $16,375,214
    Equity securities,
     available-for-sale                         552,734              552,734             328,639             328,639
    Mortgage loans                              311,305              307,515             361,863             360,423
    Short-term investments                      382,545              382,545             161,971             161,971
    Derivatives                                 286,141              286,141             198,718             198,718
Financial liabilities
    Investment-type
     insurance contracts                     10,932,552            9,340,001           9,671,579           8,214,838





4.      Investments and Investment Income


        Fixed Maturity and Equity Security Investments
        The amortized cost, estimated fair value, gross unrealized gains, and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2006 and 2005, respectively, are as follows:



                                                                    December 31, 2006
                                        -------------------------------------------------------------------------
                                                                Gross             Gross            Estimated
                                            Amortized         Unrealized        Unrealized           Fair
                                              Cost              Gains             Losses             Value
Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                             $ 5,103,446         $ 52,277          $ 36,393         $ 5,119,330
    Corporate securities                        6,828,683           93,332            84,757           6,837,258
    Mortgage-backed securities                  6,153,421           71,169            39,100           6,185,490
    Other debt securities                         130,492            5,234             2,707             133,019
                                        ------------------  ---------------   ---------------  ------------------
              Total fixed maturities           18,216,042          222,012           162,957          18,275,097
Equity securities                                 537,194           17,772             2,232             552,734
                                        ------------------  ---------------   ---------------  ------------------
              Total available-for-
               sale                           $18,753,236        $ 239,784         $ 165,189         $18,827,831
                                        ------------------  ---------------   ---------------  ------------------






                                                                    December 31, 2005
                                        -------------------------------------------------------------------------
                                                                Gross             Gross            Estimated
                                            Amortized         Unrealized        Unrealized           Fair
                                              Cost              Gains             Losses             Value
Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                             $ 3,693,359        $ 101,104          $ 26,083         $ 3,768,380
    Corporate securities                        7,202,829          117,826            96,137           7,224,518
    Mortgage-backed securities                  5,155,717           79,802            25,441           5,210,078
    Other debt securities                         164,807            7,681               250             172,238
                                        ------------------  ---------------   ---------------  ------------------
              Total fixed maturities           16,216,712          306,413           147,911          16,375,214
Equity securities                                 317,835           12,690             1,886             328,639
                                        ------------------  ---------------   ---------------  ------------------
              Total available-for-
               sale                           $16,534,547        $ 319,103         $ 149,797         $16,703,853
                                        ------------------  ---------------   ---------------  ------------------



        The following table shows the Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2006 and 2005, respectively, as follows:



                                                               December 31, 2006
                           --------------------------------------------------------------------------------------------
                               Less than 12 months              12 months or more            Total
                           -----------------------------   ----------------------------   -----------------------------
                               Fair         Unrealized         Fair        Unrealized         Fair         Unrealized
                               Value          Losses          Value          Losses          Value           Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                  $1,929,128      $  12,871       $ 814,373      $  23,522      $2,743,501       $  36,393
   Corporate securities        1,356,387         17,273       2,323,009         67,484       3,679,396          84,757
   Mortgage-backed
    securities                 1,075,399          7,606       1,221,709         31,494       2,297,108          39,100
   Other debt securities          53,452          2,059          12,882            648          66,334           2,707
                           --------------  -------------   -------------  -------------   -------------   -------------
           Total fixed
            maturities         4,414,366         39,809       4,371,973        123,148       8,786,339         162,957
Equity securities                 47,554            834          67,726          1,398         115,280           2,232
                           --------------  -------------   -------------  -------------   -------------   -------------
           Total available-
            for-sale          $4,461,920      $  40,643      $4,439,699      $ 124,546      $8,901,619       $ 165,189
                           --------------  -------------   -------------  -------------   -------------   -------------




                                                               December 31, 2005
                           --------------------------------------------------------------------------------------------
                               Less than 12 months              12 months or more            Total
                           -----------------------------   ----------------------------   -----------------------------
                               Fair         Unrealized         Fair        Unrealized         Fair         Unrealized
                               Value          Losses          Value          Losses          Value           Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                  $1,188,836      $  22,026       $ 171,676       $  4,057      $1,360,512       $  26,083
   Corporate securities        3,582,054         71,401         602,684         24,736       4,184,738          96,137
   Mortgage-backed
    securities                 1,385,768         16,562         364,330          8,879       1,750,098          25,441
   Other debt securities             896             12          12,701            238          13,597             250
                           --------------  -------------   -------------  -------------   -------------   -------------
           Total fixed
            maturities         6,157,554        110,001       1,151,391         37,910       7,308,945         147,911
Equity securities                 59,269            754          28,832          1,132          88,101           1,886
                           --------------  -------------   -------------  -------------   -------------   -------------
           Total available-
            for-sale          $6,216,823      $ 110,755      $1,180,223      $  39,042      $7,397,046       $ 149,797
                           --------------  -------------   -------------  -------------   -------------   -------------



        At December 31, 2006, the Company held approximately 3,114 positions in fixed income and equity securities. The above table includes 1,397 securities of 450 issuers at December 31, 2006. Approximately 98% of the unrealized losses on fixed maturities at December 31, 2006 were securities rated investment grade. Investment grade securities are defined as those securities rated AAA through BBB- by Standard & Poors. Approximately 2% of the unrealized losses on fixed maturities at December 31, 2006 were on securities rated below investment grade. The Company monitors the financial position and operations of the issuers rated below investment grade and certain investment grade securities in cases where the Company has concerns about credit quality. In determining whether an unrealized loss is other than temporary, the Company will consider factors such as business prospects, status of issuer industry, security ratings, size and length of time the security has been in an unrealized loss position and the Company's intent and ability to hold the security until it recovers its value. At December 31, 2006, fixed income and equity securities in an unrealized loss position had fair value equal to 99.9% of amortized cost. In a majority of the unrealized loss positions, the unrealized loss is due to increases in market interest rates or changes in credit spreads since the securities were acquired. At December 31, 2006, the Company has the ability and intent to hold the securities that are in an unrealized loss position until the fair value increases to amortized cost, which may be maturity. Therefore, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2006.


        As a result of the Company's review of other than temporary impairments of investment securities, the Company took write-downs of $1,347, $8,016, and $6,348 during 2006, 2005 and 2004, respectively. The 2006 write-downs were applicable to one issuer in the printing business. The Company believes the long-term prospects for the issuer are positive but recorded the write-down primarily due to the sales of securities of the same issuer at realized losses during 2006. In 2005 the Company took a write-down of $4,977 applicable to a Kamp Re catastrophe bond that became impaired as a result of Hurricane Katrina. The Company also took write-downs in 2005 for other than temporary impairments on two securities related to Northwest Airlines for $3,211. The Company considered these securities to be other than temporarily impaired due to the Chapter 11 bankruptcy filing by Northwest Airlines. The Company also recognized write-downs in 2004 on securities issued by various airlines of $5,941.


        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2006, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                      Amortized      Estimated
                                                         Cost        Fair Value

Due in one year or less                                $  47,291      $  52,894
Due after one year through five years                  1,527,474      1,535,538
Due after five years through ten years                 2,552,627      2,553,535
Due after ten years                                    7,935,229      7,947,640
Securities not due at a single maturity date
  (primarily mortgage-backed securities)               6,153,421      6,185,490
                                                   --------------  -------------
              Total fixed maturities                 $18,216,042    $18,275,097
                                                   --------------  -------------


        Midland National is a member of the Federal Home Loan Bank of Des Moines ("FHLB"). In order to maintain its membership, the Company was required to purchase FHLB equity securities that total $10,000 as of December 31, 2006. These securities are included in equity securities and are carried at cost. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount the Company can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. The Company has not utilized this facility since its inception.


        Investment Income and Investment Gains (Losses) Major categories of investment income are summarized as follows:



                                                                     2006               2005               2004

Gross investment income
    Fixed maturities                                             $ 904,843          $ 796,652          $ 668,442
    Equity securities                                               37,361             20,836             19,064
    Mortgage loans                                                  22,362             25,836             31,102
    Policy loans                                                    20,640             20,028             19,852
    Short-term investments                                          20,836              8,037              5,483
    Other invested assets                                           41,681             29,273             17,624
                                                           ----------------   ----------------   ----------------
              Total gross investment income                      1,047,723            900,662            761,567
Value received on option maturities                                203,712            125,330            215,244
Less:  Amortization of options                                     168,727            134,582            108,179
Less:  Investment expenses                                         129,268             79,758             40,979
                                                           ----------------   ----------------   ----------------
              Net investment income                              $ 953,440          $ 811,652          $ 827,653
                                                           ----------------   ----------------   ----------------


        Included in gross investment income from equity securities in 2004 is $867 of income related to a common stock trading program the Company initiated in 2003. Under this program, the Company purchased a common equity security and simultaneously wrote a covered call option on the security. The Company received any common equity dividend and subsequently disposed of the common equity by terminating or expiring the written call option and selling the equity security or the covered call option was exercised. In addition, the Company purchased S&P 500 and other equity specific put options to hedge against a significant drop in the equity securities market. There were no outstanding equity or option positions related to this trading program at December 31, 2004 and the trading program was not utilized during 2005 or 2006. For the year ended December 31, 2004, gross investment income from these activities consisted of the following:


Dividends                                                       $  2,278
Covered call option premiums                                      29,142
Loss on disposal of equity securities                            (35,983)
Put option income                                                  5,430
                                                         ----------------
              Net impact on gross investment income              $   867
                                                         ----------------



        The major categories of realized investment gains (losses) reflected in the statements of income are summarized as follows:


                                                                2006                 2005                 2004

Fixed maturities                                                 $ (28,021)           $   (31,550)         $ (26,492)
Equity securities                                                   (1,478)                 3,786              2,577
Mortgage loans                                                       2,300                    515               (835)
Gain on termination of swaps                                           481                    299              4,537
Other                                                                  552                    706             16,299
                                                           ----------------   --------------------   ----------------
              Net investment losses                              $ (26,166)           $   (26,244)         $  (3,914)
                                                           ----------------   --------------------   ----------------

        Included in realized investment gains (losses) on the fixed maturities in 2006 are gains of $9,147 related to preliminary recoveries in 2006 from WorldCom, Inc. The Company sold its investments in WorldCom, Inc. in 2002 and recorded a pre-tax loss of $18,119. The preliminary recovery is the result of a federal securities law class action brought on behalf of WorldCom, Inc. securities purchasers against various parties involved with WorldCom, Inc. The Company anticipates a further recovery in 2007, but does not have an estimate of the amount.


        During 2004, the Company received liquidation proceeds from a limited partnership resulting in a realized gain of $14,975. The primary partnership asset was a commercial office complex. The realized gain from this partnership distribution is included in the other category in the above table.


        During 2006, 2005 and 2004 the Company terminated interest rate swaps in situations where the underlying hedged assets were either called or sold. These swaps were previously accounted for as effective cash flow hedges and the proceeds from termination are reflected as realized gains or losses. In 2006, 2005 and 2004, the Company terminated effective cash flow interest rate swaps with notional amounts of $116,500, $72,389 and $130,535 and realized net gains on the terminations of $481, $299 and $4,537, respectively.


        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding maturities, calls and prepayments) during 2006, 2005 and 2004 were as follows:



                                      2006                            2005                           2004
                         -------------------------------  ----------------------------   ----------------------------
                               Fixed           Equity          Fixed          Equity          Fixed          Equity
                             Maturities      Securities      Maturities     Securities      Maturities     Securities

Proceeds from sales        $ 11,022,004       $ 855,462     $8,635,952      $ 130,345      $4,320,894    $ 1,256,949
Gross realized gains             27,994           3,591         33,449          2,449          19,764         12,856
Gross realized (losses)         (78,699)         (4,724)       (56,323)          (604)        (44,761)       (49,127)




        Credit Risk Concentration
        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the Company had no investment in one entity which exceeded 10% of the Company's stockholder's equity at December 31, 2006.


        Variable Interest Entities
        In January 2003, the FASB issued Financial Interpretation No. 46 (revised December 2003) ("FIN 46(R)"), "Consolidation of Variable Interest Entities." Under FIN 46(R), a company is required to consolidate a variable interest entity ("VIE") if the company is the primary beneficiary of the VIE. A VIE is defined as an entity whose equity investors do not have a controlling financial interest or do not have sufficient capital at risk for the entity to finance its activities without additional financial support from other parties. A company is deemed to be the primary beneficiary of a VIE if it expects to absorb a majority of the entities losses or receive a majority of the VIE's residual returns, or both.


        As of December 31, 2006, the Company has investments in limited partnerships and private equity investments that are reviewed to determine if any are variable interest entities. Some of these investments are VIE's, but in each case the Company has determined it is not the primary beneficiary. In accordance with FIN 46(R) guidance, the Company will continue to evaluate its position in the future as circumstances may change and the entity could be determined to be a VIE and the Company could become a primary beneficiary, in which case the Company would consolidate the variable interest entity into its financial statements.


        Other
        At December 31, 2006 and 2005, securities amounting to $3,136 and $3,370, respectively, were on deposit with regulatory authorities as required by law. The securities are primarily fixed maturity securities carried at market value. These consist of fixed maturity securities reported in the balance sheets at fair value and have an amortized cost of $3,133 and $3,319, respectively.


5.      Derivative Instruments and Hedging Activities


        Index Options
        The Company uses various derivative instruments to manage its exposure to interest rate risk and to meet its policy guarantee obligations. The Company has approximately $4,954,536 of annuity and universal life policy account value as of December 31, 2006 (net of $1,959,989 annuities ceded to an unrelated reinsurer) that provide for a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as other invested assets and derivatives and amortizes the cost against investment income over the term of the option, which is typically one year. In accordance with SFAS No. 133 as amended, the Company adjusts the carrying value of the options from amortized cost to market with any change reflected as a gain (loss) on derivatives in the statements of income. When the option matures, any value received by the Company is reflected as investment income ($203,712, $125,330 and $215,244 in 2006, 2005 and 2004, respectively)
        offset by the amount credited to the policyholder ($190,534, $121,710 and $201,572 in 2006, 2005 and 2004, respectively).


        The following relates to the options owned as of December 31:


                                            2006                2005

Notional amount                          $4,993,814          $4,088,922
Amortized cost                              131,373             105,001
Estimated fair value                        285,016             181,418


        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer that fall under the guidance of SFAS No. 133 Implementation Issue No. B36. Under this pronouncement, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the credit worthiness of the Company. The embedded derivatives contained in the funds withheld liability are similar to a total return swap since the Company cedes the total return on a designated investment portfolio to the outside reinsurer. This liability is netted in the consolidated balance sheets in reinsurance receivables. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivatives embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the portfolio designated under the coinsurance agreements and the fair value of the policy liabilities estimated from the cash flow models. The net change in the reported value of the embedded derivatives during 2006 and 2005 was ($18,703) and $1,777, respectively, and is reported in net gains (losses) on derivatives in the statements of income.


        SFAS No. 133 requires that the fair value changes of the derivatives embedded in equity indexed products and the coinsurance with funds withheld reinsurance agreements be reflected in the statements of income. This impact is reported as net gains (losses) on derivatives. The following summarizes the impact of these derivatives as reflected in the statements of income:



                                                             2006                2005               2004

Change in investment values                                 $  77,227          $  (29,602)        $  (30,942)
Change in liability values                                    (38,485)            102,648             22,879
                                                    ------------------  ------------------ ------------------
Change in derivative/option
 values                                                        38,742              73,046             (8,063)
Offset to DAC                                                 (19,546)            (36,924)             4,299
Offset to DSI                                                 (11,127)            (13,856)             1,625
Offset to federal income taxes                                 (7,333)             (7,447)               568
                                                    ------------------  ------------------ ------------------
Net impact                                                   $    736           $  14,819         $   (1,571)
                                                    ------------------  ------------------ ------------------



        The fair value of the investment in over-the-counter index options is based upon internal financial models or counterparty quoted market prices. The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using the current risk free rate consistent with the duration of the liability. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the statements of income as gains (losses) on derivatives. To the extent that these changes in values impact the earnings pattern of the product and thus the amortization pattern of the DAC and DSI, an adjustment to the amortization of DAC and DSI is made.


        Cash Flow Hedges
        The Company has a number of investments which pay interest on a variable rate tied to a major interest rate index. The Company has entered into interest rate swaps that effectively convert the variable cash flows to fixed over the life of the swaps. These swaps pay the Company fixed rates while the Company is obligated to pay variable rates. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value in the balance sheets with changes in fair value reported as a component of other comprehensive income for the effective portion of the hedge. The cash-flow hedge swaps have stated maturities of 2025 to 2026. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate swaps excludes the current period accruals.


        The following table summarizes the cash flow hedge interest rate swaps:



                                                            2006                  2005

Notional amounts                                          $ 125,810             $ 280,960
Fixed rates to receive (range)                         5.49% to 5.74%      4.85% to 6.04%
Current variable rates to pay (range)                  5.36% to 5.55%      4.24% to 4.65%




                                                           2006                   2005                  2004

Change in swaps values                                  $  (6,782)             $  (5,446)              $   394
Offset to DAC                                               4,299                  2,914                  (228)
Offset to DSI                                                 331                    901                   (41)
Offset to federal income taxes                                753                    571                   (44)
                                                 -----------------      -----------------     -----------------
              Impact to other
               comprehensive
               income (loss)                            $  (1,399)             $  (1,060)              $    81
                                                 -----------------      -----------------     -----------------

        Fair Value Hedges
        The Company has entered into interest rate swap agreements that pay a variable rate of interest to the Company and the Company pays a fixed rate of interest to the counterparty. These swaps hedge the fair value of specific available-for-sale fixed income securities and are important components of the Company's asset-liability management. It is anticipated that changes in the fair values of the fixed income securities due to changes in interest rates will be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps are considered effective hedges and are reported in the balance sheets at fair value with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of gains (losses) on derivatives in the statements of income. The fair value hedge swaps have stated maturities ranging from 2008 to 2011. Periodic fair value interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate swaps excludes the current period accruals. The following table summarizes the fair value interest rate swaps and hedged available-for-sale fixed income securities:


                                                    2006            2005

Notional amounts                                    $   68,232     $   185,468
Fixed rates to pay (range)                       3.20% to 4.45%  3.06% to 4.45%
Current variable rates to receive (range)        5.36% to 5.61%  3.82% to 4.58%


Change in fair value of swaps                       $    1,350      $    6,130
Change in fair value of hedged bonds                      (615)         (6,102)
                                                 --------------  --------------
   Net change in fair value hedges                         735              28
Offset to DAC                                             (485)            163
Offset to DSI                                              (10)           (176)
Offset to federal income taxes                             167              (5)
                                                 --------------  --------------

Impact to net gains (losses)
  on derivatives                                     $     407        $     10
                                                 --------------  --------------



        The Company had no fair value hedges during 2004.


        Other Derivatives
        The Company has also entered into interest rate and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the non-hedge swaps are credit default swaps where the Company is a protection provider (notional of $40,000 and fair value of $443 at December 31, 2006) and a protection buyer (notional of $25,000 and fair value of ($346) at December 31, 2006). In accordance with SFAS 133, these swaps are reported at fair value in the balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives in the statements of income. The non-hedge swaps have stated maturities ranging from 2007 to 2014. Periodic interest swap settlements and current period changes in the swap accruals for these non-hedge swaps are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate swaps excludes the current period accruals. The following table summarizes the interest rate and credit default swaps not accounted for as effective hedges:



                                                                                        2006                   2005

Notional amounts                                                                        $   84,081            $   284,710
Fixed rates to pay interest rate swaps (range)                                       4.20% to 5.25%         3.06% to 4.46%
Current variable rates to receive interest rate swaps (range)                        5.35% to 5.66%         4.03% to 4.37%
Credit default swaps, receive                                                            0.75%                   N/A
Credit default swaps, pay                                                            0.22% to 0.25%              N/A

Change in fair value of swaps not accounted for
   as hedges                                                                            $    2,703             $    5,604
Ineffective portion of cash flow swaps                                                          86                    (86)
Offset to DAC                                                                                 (855)                  (222)
Offset to DSI                                                                                 (437)                  (186)
Offset to federal income taxes                                                                (775)                (1,788)
                                                                              ---------------------  ---------------------

Impact to net gains (losses)
  on derivatives                                                                         $     722             $    3,322
                                                                              ---------------------  ---------------------




        The Company had no other derivatives during 2004.


        The Company generally limits its selection of counterparties that are obligated under its derivative contracts to those within the "A" credit rating or above. Entering into such agreements from financial institutions with long-standing performance records minimizes the risk. The amounts of such exposure are essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution. Collateral posted by counterparties at December 31, 2006 and 2005, applicable to all derivative investments was $267,542 and $129,356, respectively, and is reflected in the balance sheets in short-term investments. The obligation to repay the collateral is reflected in the balance sheets in repurchase agreements and collateral on derivatives.


6.      DAC, DSI and PVFP


        Policy acquisition costs of new and acquired business deferred and amortized for the years ended December 31 are as follows:



                                                                   2006               2005               2004


DAC, beginning of year                                          $1,198,367         $1,019,716         $1,013,898
Commissions deferred                                               218,882            200,252            198,959
Underwriting and acquisition expenses deferred                      36,418             29,538             23,317
Effect of change in accounting - DIG B36                                 -                  -              3,662
Change in offset to unrealized losses (gains)                       54,707            128,199           (108,864)
Reclassification to deferred sales inducements                           -             (3,939)                 -
Reclassification to policy benefit reserves                              -             (3,682)                 -
Amortization related to operations                                (142,048)          (129,341)          (114,747)
Amortization related to SFAS No. 133                               (24,837)           (42,376)             3,491
                                                           ----------------   ----------------   ----------------
DAC, end of year                                                $1,341,489         $1,198,367         $1,019,716
                                                           ----------------   ----------------   ----------------



        The composition of DSI for the years ended December 31 is summarized below:



                                                                     2006               2005               2004

DSI, beginning of year                                             $ 354,330          $ 275,863          $ 219,470
Sales inducements costs deferred                                     103,768             97,997             99,767
Change in offset to unrealized losses (gains)                          6,344             19,292            (22,298)
Reclassification from deferred acquisition costs                           -              3,939                  -
Amortization related to operations                                   (31,086)           (26,764)           (23,510)
Amortization related to SFAS No. 133                                 (18,811)           (15,997)             2,434
                                                            -----------------  -----------------  -----------------
DSI, end of year                                                   $ 414,545          $ 354,330          $ 275,863
                                                            -----------------  -----------------  -----------------



        The composition of the PVFP for the years ended December 31 is summarized below:



                                                                   2006               2005               2004

PVFP, beginning of year                                          $  39,017          $  43,254          $  48,502
Amortization                                                        (4,888)            (4,237)            (5,248)
                                                           ----------------   ----------------   ----------------
PVFP, end of year                                                $  34,129          $  39,017          $  43,254
                                                           ----------------   ----------------   ----------------



7.      Reinsurance


        The Company is involved in both the cession and assumption of life and annuity reinsurance with other companies. Reinsurance premiums and deposits on investment contracts and claims and investment contract withdrawals ceded and assumed for the years ended December 31 are as follows:


                                                   2006                           2005                           2004
                                       ----------------------------   ----------------------------   ----------------------------
                                          Ceded          Assumed         Ceded         Assumed          Ceded         Assumed

Premiums and deposits
   on investment contracts              $830,945         $  738        $915,666         $  508        $812,718        $ 3,115
Claims and investment
   contract withdrawals                  142,039          4,493         107,737         (3,018)        111,320          2,699



        The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally only reinsures with companies rated "A" or better by A.M. Best.


        In addition to the risk reinsurance described above, the Company is also party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies issued from January 1, 2002 through March 31, 2005 and 60% of substantially all policies issued since April 1, 2005 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the Statutory reserve associated with these policies. The Company has netted the funds withheld liability of $2,798,108 and $2,173,195 against the reserve credits of $3,353,334 and $2,647,413 in the reinsurance receivables line in the December 31, 2006 and 2005 balance sheets, respectively. These agreements increased (decreased) the following financial statement lines as follows:



                                                                           2006             2005             2004

Assets
    Other invested assets and derivatives                                  $    -           $    -         $ 14,172
    DAC                                                                  (329,633)        (271,855)        (188,875)
    DSI                                                                  (253,859)        (200,230)        (131,579)
    Reinsurance receivables                                               614,434          504,019          337,715
Liabilities
    Other liabilities                                                         868            2,385            2,250
Revenues
    Interest sensitive life and investment product charges                 (7,846)          (4,662)          (2,564)
    Net investment income                                                (149,870)         (98,968)         (77,389)
Benefits and expenses
    Benefits incurred                                                        (246)            (197)            (157)
    Interest credited to policyholder account balances                    (99,357)         (66,791)         (57,275)
    Operating expenses                                                     (2,235)          (2,255)            (898)
    Amortization of DAC                                                   (25,482)         (15,596)         (11,003)
    Amortization of DSI                                                   (18,642)         (11,254)          (6,532)





        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


8.      Accumulated Other Comprehensive Income


        The components of accumulated other comprehensive income (loss) are as follows:



                                                                                                 2006               2005

Net unrealized gain - available-for-sale securities                                           $  80,103          $ 174,787
Net unrealized (loss) gain - other invested assets and derivatives                               (1,129)             5,653
DAC                                                                                             (44,492)           (99,199)
DSI                                                                                              (7,583)           (13,927)
Deferred income taxes                                                                            (9,415)           (23,560)
                                                                                        ----------------   ----------------
                                                                                                 17,484             43,754
Minimum pension liability (net of tax $2,510 and $2,861)                                         (4,661)            (5,313)
                                                                                        ----------------   ----------------
              Accumulated other comprehensive income                                          $  12,823          $  38,441
                                                                                        ----------------   ----------------




        The following table sets forth the changes in each component of accumulated other comprehensive income (loss).



                                                                         2006               2005               2004

Unrealized holding (losses) gains arising in the
 current period
     Fixed maturities                                                 $ (127,441)        $ (255,330)         $ 157,153
     Equity securities                                                     3,258             (2,424)             3,409
     Other invested assets - interest rate swaps                          (6,782)            (5,446)               394
     Less:  Reclassification adjustment for
      losses released into income                                         29,499             27,764             23,915
     Less:  Impact of DAC                                                 54,707            128,199           (108,864)
     Less:  Impact of DSI                                                  6,344             19,292            (22,298)
     Less:  Impact of deferred income taxes                               14,145             30,781            (18,798)
                                                                -----------------  -----------------  -----------------
                                                                         (26,270)           (57,164)            34,911
     Less:  Minimum pension liability impact                                 652             (1,638)            (2,920)
                                                                -----------------  -----------------  -----------------
         Net other comprehensive (loss) income                         $ (25,618)         $ (58,802)         $  31,991
                                                                -----------------  -----------------  -----------------



        The unrealized investment gain (loss) on available-for-sale securities and other invested assets and derivatives is adjusted by DAC, DSI and deferred income taxes and is included in the statement of stockholder's equity.


9.        Income Taxes


        The significant components of the provision for income taxes are as follows:


                                                                 2006               2005               2004

Current                                                          $  68,577          $  69,493          $ 108,015
Deferred                                                            12,326               (486)           (49,697)
                                                           ----------------   ----------------   ----------------
              Total income tax expense                           $  80,903          $  69,007          $  58,318
                                                           ----------------   ----------------   ----------------



        The components of the federal income tax asset as of December 31 are as follows:



                                                                  2006               2005

Net deferred income tax asset                                   $  144,253        $  142,785
Income taxes currently receivable                                    1,331             8,102
                                                           ----------------   ----------------
              Federal income tax asset                          $  145,584        $  150,887
                                                           ----------------   ----------------



        Significant temporary differences include depreciation, investments, present value of future profits of acquired businesses, deferred acquisition costs, deferred sales inducements and future policy benefits and policy claims.


        The difference between the provision for income taxes attributable to income before income taxes and the amounts that would be expected using the U.S. Federal statutory income tax rate of 35% are as follows:



                                                                    2006               2005               2004

At statutory federal income tax rate                             $  83,027          $  76,287          $  58,836
Dividends received deductions                                         (835)              (721)              (575)
Other, net                                                          (1,289)            (6,559)                57
                                                           ----------------   ----------------   ----------------
              Total income tax expense                           $  80,903          $  69,007          $  58,318
                                                           ----------------   ----------------   ----------------



        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:



                                                                                        2006               2005

Deferred income tax assets
    Policy liabilities and reserves                                                      $ 667,470          $ 625,386
    Other, net                                                                               6,778             22,860
                                                                                  -----------------  -----------------
              Total deferred income tax assets                                             674,248            648,246
                                                                                  -----------------  -----------------
Deferred income tax liabilities
    Investments                                                                            (10,364)           (54,287)
    Present value of future profits of acquired business                                   (11,945)           (13,656)
    Deferred policy acquisition costs and deferred sales inducements                      (507,686)          (437,518)
                                                                                  -----------------  -----------------
              Total deferred income tax liabilities                                       (529,995)          (505,461)
                                                                                  -----------------  -----------------
              Net deferred income tax asset                                              $ 144,253          $ 142,785
                                                                                  -----------------  -----------------



        In assessing the realizability of deferred tax assets, management considers whether it is more likely than not, that some portion or all of the deferred tax assets will not be realized. Based on management's analysis of the realization of deferred tax assets, it is management's opinion that the Company will have sufficient future taxable income to realize all of the deferred tax assets at December 31, 2006 and 2005, and no valuation allowance is necessary.


        Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in special "policyholders' surplus" memorandum account. The "American Jobs Creation Act of 2004" was signed into law in 2004 and provided distributions during 2006 and 2005 would be made from the policyholders' surplus memorandum account and repeals the incremental federal income taxes applicable to such distributions during those years. The Company made dividend distributions during 2006 and 2005 sufficient to exhaust the memorandum account and accordingly, the Company no longer has a special "policyholders' surplus" memorandum account.


10.     Statutory Financial Data and Dividend Restrictions


        Midland National is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.


        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any 12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid dividends of $47,200, $45,000 and $41,000 in 2006, 2005 and 2004, respectively.
        Dividends payable in 2007 up to approximately $155,000 will not require prior approval of regulatory authorities.


        The statutory net income of the Company for the years ended December 31, 2006, 2005 and 2004, is approximately $155,000, $187,000 and $95,000, respectively, and reported capital and surplus at December 31, 2006, 2005 and 2004, is approximately $1,020,000, $965,000 and $811,000, respectively, in accordance with statutory accounting principles.


11.     Employee Benefits


        The Company participates in a noncontributory defined benefit pension plan sponsored by SEI that covers certain full-time employees. Effective in December 31, 2004, the plan sponsor approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit pension plan, which had the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the Plan to the extent each participant is or becomes 100% vested in such accrued benefits.


        In addition, the Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through health and welfare benefit plans.


        The following table summarizes the benefit obligations, the funded status of and other additional information related to these plans as of December 31, 2006 and 2005. The pension benefits amounts reflect an allocation of the Company's portion of the SEI plans. The Company's postretirement benefit plan is not funded; therefore, it has no plan assets.



                                                                   Pension Benefits            Other Benefits
                                                                  --------------------    ---------------------
                                                                     2006       2005         2006        2005
Obligation and funded status
Accumulated benefit obligation at December 31                     $ 31,733    $ 30,931    $ 12,983    $ 11,131
Fair value of plan assets at December 31                            27,563      22,924           -           -
                                                                  ---------   --------    ---------    --------
Funded status at December 31 $                                      (4,170)   $ (8,007)   $ (12,983)  $ (11,131)
                                                                  ---------   --------    ---------    --------
Accrued benefit liability recognized
in financial statements                                           $ (4,170)   $ (8,007)   $ (9,370)   $ (8,136)
                                                                  ---------   --------    ---------    --------
Pension Benefits Other Benefits
Additional minimum pension liability
Additional minimum liability
Decrease (increase) in minimum liability                          $ 5 ,313    $ 4 ,661    $       -   $       -
included in other comprehensive income,
net of taxes $851 and ($882)                                           652      (1,638)           -           -


Actuarial assumptions
Weighted-average assumptions, used to
determine benefit obligations as of
December 31
    Discount rate                                            5.75%           5.50%             5.75%           5.50%
    Rate of compensation increase                             N/A             N/A               N/A             N/A

Weighted-average assumptions used
 to determine net costs
 as of December 31
    Discount rate                                             5.50%           5.50%            5.50%           5.50%
    Expected return on plan assets                            7.50%           8.25%            N/A                 -
    Rate of compensation increase                             N/A             N/A              N/A                 -



                                         Pension Benefits                        Other Benefits
                                    --------------------------------    ---------------------------------
                                    2006         2005         2004        2006        2005        2004
Additional information
Net periodic benefit costs          $  243       $ 508      $ 3,031     $ 1,543     $ 1,188     $ 1,205
Employer contributions               2,591           -        4,544         300         295         373
Employee contributions                   -           -            -         107         114          55
Benefit payments                       322         311          300         407         409         429




        For measurement purposes, a 10% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2006. The rate was assumed to decrease gradually each year to 4.50% in 2012 and remain at that level thereafter.


        The measurement date for the plan was January 1, 2006.


        The defined benefit pension plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:



                            2006       Target

  Debt securities            61%         55%
  Equity securities          26%         45%
  Other, including cash      13%          0%
                          -------      -------
  Total                     100%        100%
                          -------      -------

        It is the plan sponsor's policy to invest pension plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations above. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan.


        The Company expects to contribute $2,462 to the pension plan in 2007.


        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:


                                  Pension             Other
                                  Benefits           Benefits

    Year ending December 31,
    2007                         $   408           $   581
    2008                             521               612
    2009                             610               627
    2010                             718               672
    2011                             883               713
    2012-2016                      7,221             4,484


        The Company also participates in a noncontributory Employee Stock Ownership Plan ("ESOP") sponsored by SEI, which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for 2006, 2005 and 2004 were $6,634, $4,690 and $2,576, respectively. The expense for 2006, 2005 and 2004 was $6,026, $7,039 and $3,120, respectively. All contributions to the ESOP are held in trust.


        Impact of Medicare Modernization Act on Postretirement Benefits
        The FASB issued FASB Staff Position ("FSP") FAS 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FSP FAS 106-2") in 2004. FSP FAS 106-2 provides guidance on accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Modernization Act"). The Modernization Act provides, among other things, a federal subsidy to plan sponsors who maintain postretirement health care plans that provide prescription drug benefits and meet certain equivalency criteria.


        The Company has determined that, for the majority of the plan participants, the drug benefits provided by its existing postretirement health plan are actuarially equivalent to the new Medicare benefit, and as a result the Company is eligible for the government subsidy. Accordingly, the plan's accumulated postretirement benefit obligation was reduced by approximately $699 upon the adoption of this new guidance in 2005. This reduction was treated as a deferred experience gain, which will be amortized as a reduction of net periodic postretirement cost (approximately $82 in 2006 and $49 in 2005) over a period of approximately 15.5 years, the average remaining service period of participating employees expected to receive benefits under the plan. For the year ended December 31, 2006 and 2005, the gains produced by recognition of the Modernization Act reduced net periodic postretirement cost by approximately $227 and $153, respectively.


12.     Commitments and Contingencies


        Lease Commitments
        The Company leases certain equipment and office space. Rental expense on operating leases amounted to $4,741, $4,016 and $4,035 for the years ended December 31, 2006, 2005 and 2004, respectively. The approximate future minimum lease payments under non-cancellable leases at December 31, 2006, are $2,592 in 2007; $2,500 in 2008; $2,563 in 2009; $2,158 in
        2010; $2,228 in 2011 and $8,815 thereafter.


        Other Contingencies
        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


        In the ordinary course of their business operations, life insurance and financial services companies are increasingly involved in individual consumer and class action litigation in connection with the sale of their products which has resulted in the award of judgments, including punitive and non-economic compensatory damages.


        The Company, like other financial service companies, is involved in various legal actions and in arbitration related to the normal course of its business, in which claims for compensatory and punitive damages are asserted. Although the outcome of any such litigation cannot be predicted, the Company believes that at the present time there are no pending or threatened legal actions that are reasonably likely to have a material adverse effect on the financial position, results of operations, or liquidity of the Company.


        Limited Partnership Commitments
        At December 31, 2006 and 2005, the Company had outstanding capital commitments to limited partnerships of $145,219 and $109,140, respectively


        Private Placement Bond Funding Commitments
        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2006 and 2005, the Company had $113,998 and $61,725, respectively, of outstanding private placement bond funding commitments.


13.     Other Related Party Transactions


        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $11,040, $9,600 and $9,336 in 2006, 2005 and 2004, respectively, related to these contracts.


        The Company pays investment management fees to an affiliate, The Guggenheim Group, L.L.C. The Company was charged $21,247, $23,195 and $19,113 in 2006, 2005 and 2004, respectively. The fee is calculated based on the average fair value of invested assets under management times a contractual rate. The contractual rate was reduced by approximately 20% effective April 1, 2006.


        Midland National provided certain insurance and noninsurance services to North American and NANY for which it was reimbursed $5,683, $10,408 and $9,516 in 2006, 2005 and 2004, respectively, for the costs incurred to render such services.


        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $1,035, $651 and $481 in 2006, 2005 and 2004, respectively, related to SSI sales.


        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $30,787 and $31,972 as December 31, 2006 and 2005, respectively. The Company earned interest income on the loan of $2,050, $2,124, $2,193 in 2006, 2005, and 2004, respectively.

Midland National Life
Insurance Company
Separate Account C
Financial Statements
December 31, 2006 and 2005


Midland National Life Insurance Company
Separate Account C
Index
-----------------------------------------------------------------------------------------------------------------------


                                                                                                                 Page(s)


Report of Independent Registered Public Accounting Firm................................................................1


Financial Statements


Statements of Assets and Liabilities, Operations and Changes in Net Assets.........................................2-137


Notes to Financial Statements....................................................................................138-158







                   Report of Independent Registered Public Accounting Firm



The Board of Directors and Stockholder of
Midland National Life Insurance Company and
Policyholders of the Midland National Life Insurance
Company Separate Account C



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations, changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Midland National Life Insurance Company Separate Account C (which includes the Fidelity Variable Insurance Products Fund I, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund III, the American Century Variable Portfolios, Inc., the MFS Variable Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the AIM Variable Insurance Funds, the LEVCO Series Trust, the J.P. Morgan Series Trust II, the Rydex Variable Trust, the ProFunds VP, the Van Eck Worldwide Insurance Trust, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Goldman Sachs Variable Insurance Trust, the Neuberger Berman Advisers Management Trust, the Premier VIT, the Credit Suisse Trust, the Dreyfus Variable Investment Fund, the Direxion Insurance Trust, the Van Kampen Life Investment Trust and the Van Kampen Universal Institutional Funds subaccount thereof) at December 31, 2006, and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period ended December 31, 2006, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. Those financial statements are the responsibility of Midland National Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of securities owned as of December 31, 2006 with the custodian, provide a reasonable basis for our opinion.


\s\


April 19, 2007

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios
----------------------------------------------------------------------------------------------------------------
 Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                  Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                            INVESTMENT INCOME
     (cost $376,054,063)               $ 418,669,891       Dividend income                        $   6,741,330
                                                           Capital gains distributions               14,883,161
                                                                                                  --------------
LIABILITIES                                        -
                                       --------------
                                                                                                     21,624,491
NET ASSETS                             $ 418,669,891     Expenses
                                       --------------
                                                           Administrative expense                       309,915
                                                           Mortality and expense risk                 4,973,290
                                                           Contract maintenance charge                  171,301
                                                                                                  --------------

                                                       Net investment income                         16,169,985

                                                       REALIZED AND UNREALIZED GAINS
                                                        (LOSSES) ON INVESTMENTS
                                                           Net realized gains on investments         10,633,795
                                                           Net unrealized appreciation on
                                                            investments                              12,586,869
                                                                                                  --------------

                                                       Net increase in net assets resulting from
                                                        operations                                $  39,390,649
                                                                                                  --------------

----------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                       2006           2005

Net assets at beginning of year                                                    $ 304,926,372  $ 241,230,758

Net increase in net assets resulting from operations                                  39,390,649     18,610,784

Capital shares transactions
   Net premiums                                                                      118,354,185     75,820,147
   Transfers of policy loans                                                             (35,257)       106,959
   Transfers of surrenders                                                           (31,195,543)   (20,813,642)
   Transfers of death benefits                                                        (2,730,685)    (2,340,000)
   Transfers of other terminations                                                    (9,739,600)    (6,971,847)
   Interfund and net transfers to general account                                       (300,230)      (716,787)
                                                                                   -------------- --------------

     Net increase in net assets from capital share transactions                       74,352,870     45,084,830
                                                                                   -------------- --------------

Total increase in net assets                                                         113,743,519     63,695,614
                                                                                   -------------- --------------

Net assets at end of year                                                          $ 418,669,891  $ 304,926,372
                                                                                   -------------- --------------

The accompanying notes are an integral part of these financial statements.

                                       2

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Money Market Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
 14,116,225 shares (cost $14,116,225)  $ 14,116,225       Dividend income                         $    647,844
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       647,844
NET ASSETS                            $  14,116,225     Expenses
                                      --------------
                                                          Administrative expense                         8,851
                                                          Mortality and expense risk                   196,928
                                                          Contract maintenance charge                    3,745
                                                                                                 --------------

                                                      Net investment income                            438,320

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                  -
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    438,320
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $  11,197,198  $   9,269,544

Net increase in net assets resulting from operations                                    438,320        162,066

Capital shares transactions
   Net premiums                                                                      10,770,068      5,270,024
   Transfers of policy loans                                                               (114)        50,079
   Transfers of surrenders                                                           (3,483,092)    (2,336,912)
   Transfers of death benefits                                                          (67,215)      (575,952)
   Transfers of other terminations                                                     (692,689)      (455,908)
   Interfund and net transfers to general account                                    (4,046,251)      (185,743)
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       2,480,707      1,765,588
                                                                                  -------------- --------------

Total increase in net assets                                                          2,919,027      1,927,654
                                                                                  -------------- --------------

Net assets at end of year                                                         $  14,116,225  $  11,197,198
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       3


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I High Income Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
  1,767,171 shares (cost $11,391,004) $  11,094,651       Dividend income                         $    823,548
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       823,548
NET ASSETS                            $  11,094,651     Expenses
                                      --------------
                                                          Administrative expense                         6,299
                                                          Mortality and expense risk                   125,720
                                                          Contract maintenance charge                    2,547
                                                                                                 --------------

                                                      Net investment income                            688,982

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments            145,195
                                                          Net unrealized appreciation on
                                                           investments                                  23,463
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    857,640
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   7,633,404  $   7,080,933

Net increase in net assets resulting from operations                                    857,640        109,097

Capital shares transactions
   Net premiums                                                                       2,241,764      2,040,618
   Transfers of policy loans                                                               (287)         2,121
   Transfers of surrenders                                                             (655,881)      (389,235)
   Transfers of death benefits                                                          (88,037)       (44,226)
   Transfers of other terminations                                                     (278,177)      (249,318)
   Interfund and net transfers to general account                                     1,384,225       (916,586)
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       2,603,607        443,374
                                                                                  -------------- --------------

Total increase in net assets                                                          3,461,247        552,471
                                                                                  -------------- --------------

Net assets at end of year                                                         $  11,094,651  $   7,633,404
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       4


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
    824,391 shares (cost $19,247,374) $  21,533,997       Dividend income                         $    645,698
                                                          Capital gains distributions                2,399,833
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                     3,045,531
NET ASSETS                            $  21,533,997     Expenses
                                      --------------
                                                          Administrative expense                        26,054
                                                          Mortality and expense risk                   259,240
                                                          Contract maintenance charge                   15,016
                                                                                                 --------------

                                                      Net investment income                          2,745,221

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments            805,001
                                                          Net unrealized depreciation on
                                                           investments                                 (64,974)
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                $   3,485,248
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $  19,079,671  $  21,298,544

Net increase in net assets resulting from operations                                  3,485,248        776,915

Capital shares transactions
   Net premiums                                                                       2,809,379      1,457,250
   Transfers of policy loans                                                              7,869          8,863
   Transfers of surrenders                                                           (3,509,154)    (2,322,986)
   Transfers of death benefits                                                         (476,860)      (167,196)
   Transfers of other terminations                                                     (624,610)      (456,275)
   Interfund and net transfers to general account                                       762,454     (1,515,444)
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                      (1,030,922)    (2,995,788)
                                                                                  -------------- --------------

Total increase (decrease) in net assets                                               2,454,326     (2,218,873)
                                                                                  -------------- --------------

Net assets at end of year                                                         $  21,533,997  $  19,079,671
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       5


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Growth Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     452,834 shares (cost $13,663,106)$  16,227,378       Dividend income                          $    70,964
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        70,964
NET ASSETS                            $  16,227,378     Expenses
                                      --------------
                                                          Administrative expense                        25,437
                                                          Mortality and expense risk                   227,633
                                                          Contract maintenance charge                   23,220
                                                                                                 --------------

                                                      Net investment loss                             (205,326)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments          (593,002)
                                                          Net unrealized appreciation on
                                                           investments                               1,703,221
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    904,893
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $  19,624,890  $  24,015,824

Net increase in net assets resulting from operations                                    904,893        687,703

Capital shares transactions
   Net premiums                                                                         600,189        723,562
   Transfers of policy loans                                                             (4,333)         4,517
   Transfers of surrenders                                                           (3,364,874)    (2,482,489)
   Transfers of death benefits                                                         (328,347)      (109,412)
   Transfers of other terminations                                                     (366,799)      (502,539)
   Interfund and net transfers to general account                                      (838,241)    (2,712,276)
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                      (4,302,405)    (5,078,637)
                                                                                  -------------- --------------

Total decrease in net assets                                                         (3,397,512)    (4,390,934)
                                                                                  -------------- --------------

Net assets at end of year                                                         $  16,227,378  $  19,624,890
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       6


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Overseas Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     482,732 shares (cost $8,931,927) $  11,507,143       Dividend income                          $    59,017
                                                          Capital gains distributions                   44,680
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       103,697
NET ASSETS                            $  11,507,143     Expenses
                                      --------------
                                                          Administrative expense                         7,716
                                                          Mortality and expense risk                   127,469
                                                          Contract maintenance charge                    4,610
                                                                                                 --------------

                                                      Net investment loss                              (36,098)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments            607,152
                                                          Net unrealized appreciation on
                                                           investments                                 830,891
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                $   1,401,945
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   6,875,690  $   4,904,688

Net increase in net assets resulting from operations                                  1,401,945      1,004,971

Capital shares transactions
   Net premiums                                                                       3,578,132      1,588,569
   Transfers of policy loans                                                             (3,744)           412
   Transfers of surrenders                                                             (501,773)      (600,903)
   Transfers of death benefits                                                           (6,150)       (81,215)
   Transfers of other terminations                                                     (219,162)      (146,336)
   Interfund and net transfers to general account                                       382,205        205,504
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       3,229,508        966,031
                                                                                  -------------- --------------

Total increase in net assets                                                          4,631,453      1,971,002
                                                                                  -------------- --------------

Net assets at end of year                                                         $  11,507,143  $   6,875,690
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       7


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     339,410 shares (cost $10,208,191)$  11,741,995       Dividend income                          $    34,042
                                                          Capital gains distributions                1,313,358
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                     1,347,400
NET ASSETS                            $  11,741,995     Expenses
                                      --------------
                                                          Administrative expense                        13,390
                                                          Mortality and expense risk                   154,645
                                                          Contract maintenance charge                    5,918
                                                                                                 --------------

                                                      Net investment income                          1,173,447

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments          1,288,432
                                                          Net unrealized depreciation on
                                                           investments                              (1,348,680)
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                $   1,113,199
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $  10,562,367  $   7,353,232

Net increase in net assets resulting from operations                                  1,113,199      1,432,403

Capital shares transactions
   Net premiums                                                                       2,030,645      1,573,715
   Transfers of policy loans                                                              5,752          2,109
   Transfers of surrenders                                                             (915,020)      (386,623)
   Transfers of death benefits                                                          (59,053)       (13,885)
   Transfers of other terminations                                                     (313,328)      (237,331)
   Interfund and net transfers to general account                                      (682,567)       838,747
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          66,429      1,776,732
                                                                                  -------------- --------------

Total increase in net assets                                                          1,179,628      3,209,135
                                                                                  -------------- --------------

Net assets at end of year                                                         $  11,741,995  $  10,562,367
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       8


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     236,390 shares (cost $3,236,809) $   3,709,259       Dividend income                         $    109,543
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       109,543
NET ASSETS                            $   3,709,259     Expenses
                                      --------------
                                                          Administrative expense                         5,482
                                                          Mortality and expense risk                    49,908
                                                          Contract maintenance charge                    4,279
                                                                                                 --------------

                                                      Net investment income                             49,874

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              1,517
                                                          Net unrealized appreciation on
                                                           investments                                 162,581
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    213,972
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   4,256,029  $   5,555,667

Net increase in net assets resulting from operations                                    213,972         90,893

Capital shares transactions
   Net premiums                                                                         128,245        170,723
   Transfers of policy loans                                                             (4,047)          (337)
   Transfers of surrenders                                                             (552,662)      (951,795)
   Transfers of death benefits                                                           (8,922)       (91,802)
   Transfers of other terminations                                                     (159,033)      (168,707)
   Interfund and net transfers to general account                                      (164,323)      (348,613)
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                        (760,742)    (1,390,531)
                                                                                  -------------- --------------

Total decrease in net assets                                                           (546,770)    (1,299,638)
                                                                                  -------------- --------------

Net assets at end of year                                                         $   3,709,259  $   4,256,029
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       9


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     574,267 shares (cost $7,385,943) $   7,301,026       Dividend income                         $    294,567
                                                          Capital gains distributions                   17,794
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       312,361
NET ASSETS                            $   7,301,026     Expenses
                                      --------------
                                                          Administrative expense                         9,317
                                                          Mortality and expense risk                    97,319
                                                          Contract maintenance charge                    4,796
                                                                                                 --------------

                                                      Net investment income                            200,929

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments          (137,188)
                                                          Net unrealized appreciation on
                                                           investments                                 136,062
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    199,803
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   7,493,318  $   7,927,639

Net increase in net assets resulting from operations                                    199,803         50,623

Capital shares transactions
   Net premiums                                                                         844,891        584,062
   Transfers of policy loans                                                             (3,338)         7,981
   Transfers of surrenders                                                             (816,712)      (710,749)
   Transfers of death benefits                                                          (46,267)      (142,856)
   Transfers of other terminations                                                     (263,249)      (235,076)
   Interfund and net transfers to general account                                      (107,420)        11,694
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                        (392,095)      (484,944)
                                                                                  -------------- --------------

Total decrease in net assets                                                           (192,292)      (434,321)
                                                                                  -------------- --------------

Net assets at end of year                                                         $   7,301,026  $   7,493,318
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       10


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     237,590 shares (cost $31,583,017)$  38,168,761       Dividend income                         $    516,198
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       516,198
NET ASSETS                            $  38,168,761     Expenses
                                      --------------
                                                          Administrative expense                        33,672
                                                          Mortality and expense risk                   473,977
                                                          Contract maintenance charge                   24,543
                                                                                                 --------------

                                                      Net investment loss                              (15,994)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments          (238,254)
                                                          Net unrealized appreciation on
                                                           investments                               4,762,338
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                $   4,508,090
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $  30,237,864  $  27,086,408

Net increase in net assets resulting from operations                                  4,508,090        948,249

Capital shares transactions
   Net premiums                                                                       7,852,534      6,783,672
   Transfers of policy loans                                                                287          5,831
   Transfers of surrenders                                                           (3,087,451)    (2,486,090)
   Transfers of death benefits                                                         (318,090)      (139,844)
   Transfers of other terminations                                                     (832,018)      (616,351)
   Interfund and net transfers to general account                                      (192,455)    (1,344,011)
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       3,422,807      2,203,207
                                                                                  -------------- --------------

Total increase in net assets                                                          7,930,897      3,151,456
                                                                                  -------------- --------------

Net assets at end of year                                                         $  38,168,761  $  30,237,864
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       11


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
   1,107,737 shares (cost $29,133,401) $ 34,707,617       Dividend income                         $    387,073
                                                          Capital gains distributions                2,758,202
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                     3,145,275
NET ASSETS                            $  34,707,617     Expenses
                                      --------------
                                                          Administrative expense                        35,777
                                                          Mortality and expense risk                   427,489
                                                          Contract maintenance charge                   21,601
                                                                                                 --------------

                                                      Net investment income                          2,660,408

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments          1,690,706
                                                          Net unrealized depreciation on
                                                           investments                              (1,226,051)
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                $   3,125,063
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $  29,711,825  $  23,776,578

Net increase in net assets resulting from operations                                  3,125,063      3,784,303

Capital shares transactions
   Net premiums                                                                       6,054,526      4,226,755
   Transfers of policy loans                                                             (4,425)         4,963
   Transfers of surrenders                                                           (2,940,079)    (2,098,905)
   Transfers of death benefits                                                          (78,675)      (218,597)
   Transfers of other terminations                                                     (716,296)      (525,851)
   Interfund and net transfers to general account                                      (444,322)       762,579
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       1,870,729      2,150,944
                                                                                  -------------- --------------

Total increase in net assets                                                          4,995,792      5,935,247
                                                                                  -------------- --------------

Net assets at end of year                                                         $  34,707,617  $  29,711,825
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       12


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     145,958 shares (cost $1,740,587) $   1,982,332       Dividend income                          $    48,736
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        48,736
NET ASSETS                            $   1,982,332     Expenses
                                      --------------
                                                          Administrative expense                         3,228
                                                          Mortality and expense risk                    28,569
                                                          Contract maintenance charge                    2,842
                                                                                                 --------------

                                                      Net investment income                             14,097

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments           (17,839)
                                                          Net unrealized appreciation on
                                                           investments                                 119,774
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    116,032
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   2,472,510  $   3,010,311

Net increase in net assets resulting from operations                                    116,032         46,622

Capital shares transactions
   Net premiums                                                                          56,724        108,152
   Transfers of policy loans                                                              1,436          5,368
   Transfers of surrenders                                                             (453,888)      (346,463)
   Transfers of death benefits                                                          (26,745)       (36,214)
   Transfers of other terminations                                                      (98,807)       (78,469)
   Interfund and net transfers to general account                                       (84,930)      (236,797)
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                        (606,210)      (584,423)
                                                                                  -------------- --------------

Total decrease in net assets                                                           (490,178)      (537,801)
                                                                                  -------------- --------------

Net assets at end of year                                                         $   1,982,332  $   2,472,510
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       13


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Balanced Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     332,954 shares (cost $4,569,127) $   5,186,380       Dividend income                          $    85,394
                                                          Capital gains distributions                  143,250
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       228,644
NET ASSETS                            $   5,186,380     Expenses
                                      --------------
                                                          Administrative expense                         5,515
                                                          Mortality and expense risk                    61,530
                                                          Contract maintenance charge                    2,485
                                                                                                 --------------

                                                      Net investment income                            159,114

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments             49,716
                                                          Net unrealized appreciation on
                                                           investments                                 249,934
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    458,764
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   4,240,580  $   3,892,889

Net increase in net assets resulting from operations                                    458,764        164,312

Capital shares transactions
   Net premiums                                                                         651,182        628,610
   Transfers of policy loans                                                              3,656          3,989
   Transfers of surrenders                                                             (266,055)      (199,395)
   Transfers of death benefits                                                          (89,098)       (22,517)
   Transfers of other terminations                                                     (207,322)      (146,356)
   Interfund and net transfers to general account                                       394,673        (80,952)
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         487,036        183,379
                                                                                  -------------- --------------

Total increase in net assets                                                            945,800        347,691
                                                                                  -------------- --------------

Net assets at end of year                                                         $   5,186,380  $   4,240,580
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       14


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     333,333 shares (cost $4,306,208) $   5,359,635       Dividend income                          $    49,879
                                                          Capital gains distributions                  143,061
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       192,940
NET ASSETS                            $   5,359,635     Expenses
                                      --------------
                                                          Administrative expense                         7,395
                                                          Mortality and expense risk                    71,829
                                                          Contract maintenance charge                    5,660
                                                                                                 --------------

                                                      Net investment income                            108,056

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments             31,423
                                                          Net unrealized appreciation on
                                                           investments                                 473,424
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    612,903
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   5,679,533  $   6,339,830

Net increase in net assets resulting from operations                                    612,903        307,756

Capital shares transactions
   Net premiums                                                                         241,901        316,329
   Transfers of policy loans                                                              1,786         (2,553)
   Transfers of surrenders                                                             (807,187)      (515,275)
   Transfers of death benefits                                                         (286,248)       (67,791)
   Transfers of other terminations                                                     (145,438)      (160,009)
   Interfund and net transfers to general account                                        62,385       (538,754)
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                        (932,801)      (968,053)
                                                                                  -------------- --------------

Total decrease in net assets                                                           (319,898)      (660,297)
                                                                                  -------------- --------------

Net assets at end of year                                                         $   5,359,635  $   5,679,533
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       15


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     149,516 shares (cost $2,445,931) $   2,714,338       Dividend income                          $    21,098
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        21,098
NET ASSETS                            $   2,714,338     Expenses
                                      --------------
                                                          Administrative expense                         4,246
                                                          Mortality and expense risk                    36,276
                                                          Contract maintenance charge                    3,690
                                                                                                 --------------

                                                      Net investment loss                              (23,114)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments          (125,971)
                                                          Net unrealized appreciation on
                                                           investments                                 245,832
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    96,747
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   3,163,766  $   3,460,027

Net increase in net assets resulting from operations                                     96,747        209,572

Capital shares transactions
   Net premiums                                                                          46,277         98,904
   Transfers of policy loans                                                             (2,314)         3,532
   Transfers of surrenders                                                             (312,876)      (323,604)
   Transfers of death benefits                                                          (27,921)       (17,437)
   Transfers of other terminations                                                      (88,256)       (97,496)
   Interfund and net transfers to general account                                      (161,085)      (169,732)
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                        (546,175)      (505,833)
                                                                                  -------------- --------------

Total decrease in net assets                                                           (449,428)      (296,261)
                                                                                  -------------- --------------

Net assets at end of year                                                         $   2,714,338  $   3,163,766
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       16


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Value Strategies Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     13,380 shares (cost $172,256)     $    180,357       Dividend income                           $      497
                                                          Capital gains distributions                   23,796
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        24,293
NET ASSETS                             $    180,357     Expenses
                                      --------------
                                                          Administrative expense                            14
                                                          Mortality and expense risk                     2,778
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                             21,501

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                891
                                                          Net unrealized appreciation on
                                                           investments                                   2,571
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    24,963
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    131,147    $     5,477

Net increase in net assets resulting from operations                                     24,963          4,625

Capital shares transactions
   Net premiums                                                                          68,102        100,896
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                               (6,148)             -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                       (3,198)             -
   Interfund and net transfers to general account                                       (34,509)        20,149
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          24,247        121,045
                                                                                  -------------- --------------

Total increase in net assets                                                             49,210        125,670
                                                                                  -------------- --------------

Net assets at end of year                                                          $    180,357   $    131,147
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       17


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Balanced Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     361,391 shares (cost $2,472,995) $   2,721,274       Dividend income                          $    44,300
                                                          Capital gains distributions                  148,486
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       192,786
NET ASSETS                            $   2,721,274     Expenses
                                      --------------
                                                          Administrative expense                         2,212
                                                          Mortality and expense risk                    34,952
                                                          Contract maintenance charge                      946
                                                                                                 --------------

                                                      Net investment income                            154,676

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments             36,076
                                                          Net unrealized appreciation on
                                                           investments                                     453
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    191,205
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   2,280,885  $   1,956,955

Net increase in net assets resulting from operations                                    191,205         74,048

Capital shares transactions
   Net premiums                                                                         524,527        526,736
   Transfers of policy loans                                                               (932)           997
   Transfers of surrenders                                                             (142,175)      (126,076)
   Transfers of death benefits                                                          (47,342)       (23,318)
   Transfers of other terminations                                                      (95,531)       (74,094)
   Interfund and net transfers to general account                                        10,637        (54,363)
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         249,184        249,882
                                                                                  -------------- --------------

Total increase in net assets                                                            440,389        323,930
                                                                                  -------------- --------------

Net assets at end of year                                                         $   2,721,274  $   2,280,885
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       18


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Capital Appreciation Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     254,652 shares (cost $2,114,959) $   2,790,968       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                            $   2,790,968     Expenses
                                      --------------
                                                          Administrative expense                         3,246
                                                          Mortality and expense risk                    35,123
                                                          Contract maintenance charge                    2,051
                                                                                                 --------------

                                                      Net investment loss                              (40,420)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments            105,096
                                                          Net unrealized appreciation on
                                                           investments                                 283,624
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    348,300
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   2,250,330  $   1,874,949

Net increase in net assets resulting from operations                                    348,300        353,550

Capital shares transactions
   Net premiums                                                                         400,279        187,184
   Transfers of policy loans                                                              2,545          3,910
   Transfers of surrenders                                                             (153,452)      (136,482)
   Transfers of death benefits                                                          (21,249)       (16,299)
   Transfers of other terminations                                                      (73,022)       (35,538)
   Interfund and net transfers to general account                                        37,237         19,056
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         192,338         21,831
                                                                                  -------------- --------------

Total increase in net assets                                                            540,638        375,381
                                                                                  -------------- --------------

Net assets at end of year                                                         $   2,790,968  $   2,250,330
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       19


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. International Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
   1,912,056 shares (cost $14,496,623) $ 19,319,478       Dividend income                         $    255,440
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       255,440
NET ASSETS                            $  19,319,478     Expenses
                                      --------------
                                                          Administrative expense                         9,778
                                                          Mortality and expense risk                   267,679
                                                          Contract maintenance charge                    3,577
                                                                                                 --------------

                                                      Net investment loss                              (25,594)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments            962,932
                                                          Net unrealized appreciation on
                                                           investments                               2,621,267
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                $   3,558,605
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $  14,670,145  $   6,909,663

Net increase in net assets resulting from operations                                  3,558,605      1,442,886

Capital shares transactions
   Net premiums                                                                       3,526,587      6,893,998
   Transfers of policy loans                                                             (4,723)        (1,377)
   Transfers of surrenders                                                             (470,604)      (332,245)
   Transfers of death benefits                                                          (53,708)      (109,690)
   Transfers of other terminations                                                     (497,192)      (283,439)
   Interfund and net transfers to general account                                    (1,409,632)       150,349
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       1,090,728      6,317,596
                                                                                  -------------- --------------

Total increase in net assets                                                          4,649,333      7,760,482
                                                                                  -------------- --------------

Net assets at end of year                                                         $  19,319,478  $  14,670,145
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       20


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Value Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
   2,540,524 shares (cost $20,098,614) $ 22,186,291       Dividend income                         $    227,322
                                                          Capital gains distributions                1,541,645
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                     1,768,967
NET ASSETS                            $  22,186,291     Expenses
                                      --------------
                                                          Administrative expense                        13,288
                                                          Mortality and expense risk                   285,634
                                                          Contract maintenance charge                    4,873
                                                                                                 --------------

                                                      Net investment income                          1,465,172

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments            310,540
                                                          Net unrealized appreciation on
                                                           investments                               1,257,689
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                $   3,033,401
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $  15,891,584  $   8,507,010

Net increase in net assets resulting from operations                                  3,033,401        536,117

Capital shares transactions
   Net premiums                                                                       5,255,755      6,586,024
   Transfers of policy loans                                                             (7,865)         1,541
   Transfers of surrenders                                                           (1,012,525)      (460,200)
   Transfers of death benefits                                                         (111,336)       (88,045)
   Transfers of other terminations                                                     (571,702)      (335,335)
   Interfund and net transfers to general account                                      (291,021)     1,144,472
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       3,261,306      6,848,457
                                                                                  -------------- --------------

Total increase in net assets                                                          6,294,707      7,384,574
                                                                                  -------------- --------------

Net assets at end of year                                                         $  22,186,291  $  15,891,584
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       21


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Income and Growth Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     253,626 shares (cost $1,702,751) $   2,183,446       Dividend income                          $    34,762
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        34,762
NET ASSETS                            $   2,183,446     Expenses
                                      --------------
                                                          Administrative expense                         2,686
                                                          Mortality and expense risk                    26,191
                                                          Contract maintenance charge                    1,411
                                                                                                 --------------

                                                      Net investment income                              4,474

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments             10,235
                                                          Net unrealized appreciation on
                                                           investments                                 270,654
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    285,363
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   1,976,669  $   1,982,945

Net increase in net assets resulting from operations                                    285,363         56,967

Capital shares transactions
   Net premiums                                                                         256,251        146,811
   Transfers of policy loans                                                             (7,429)           591
   Transfers of surrenders                                                             (126,280)      (128,527)
   Transfers of death benefits                                                           (5,262)        (4,061)
   Transfers of other terminations                                                      (50,936)       (37,339)
   Interfund and net transfers to general account                                      (144,930)       (40,718)
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                         (78,586)       (63,243)
                                                                                  -------------- --------------

Total increase (decrease) in net assets                                                 206,777         (6,276)
                                                                                  -------------- --------------

Net assets at end of year                                                         $   2,183,446  $   1,976,669
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       22

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Inflation Protection Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     420,506 shares (cost $4,253,877) $   4,238,722       Dividend income                          $    56,086
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        56,086
NET ASSETS                            $   4,238,722     Expenses
                                      --------------
                                                          Administrative expense                            70
                                                          Mortality and expense risk                    27,485
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                             28,531

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments            (1,654)
                                                          Net unrealized depreciation on
                                                           investments                                 (14,523)
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    12,354
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                     $    77,284      $       -

Net increase in net assets resulting from operations                                     12,354            184

Capital shares transactions
   Net premiums                                                                       3,774,877         46,125
   Transfers of policy loans                                                               (391)             -
   Transfers of surrenders                                                              (20,060)          (643)
   Transfers of death benefits                                                             (624)             -
   Transfers of other terminations                                                      (38,136)          (148)
   Interfund and net transfers to general account                                       433,418         31,766
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       4,149,084         77,100
                                                                                  -------------- --------------

Total increase in net assets                                                          4,161,438         77,284
                                                                                  -------------- --------------

Net assets at end of year                                                         $   4,238,722    $    77,284
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       23


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Large Company Value Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     56,821 shares (cost $679,948)     $    743,780       Dividend income                           $       56
                                                          Capital gains distributions                      799
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                           855
NET ASSETS                             $    743,780     Expenses
                                      --------------
                                                          Administrative expense                            18
                                                          Mortality and expense risk                     5,639
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                               (4,802)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments             12,836
                                                          Net unrealized appreciation on
                                                           investments                                  63,748
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    71,782
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    113,823      $       -

Net increase in net assets resulting from operations                                     71,782          3,041

Capital shares transactions
   Net premiums                                                                         586,696        114,143
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                   (7)          (131)
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                       (2,658)          (153)
   Interfund and net transfers to general account                                       (25,856)        (3,077)
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         558,175        110,782
                                                                                  -------------- --------------

Total increase in net assets                                                            629,957        113,823
                                                                                  -------------- --------------

Net assets at end of year                                                          $    743,780   $    113,823
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       24


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Mid Cap Value Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     19,845 shares (cost $253,165)     $    267,706       Dividend income                          $     1,220
                                                          Capital gains distributions                    7,264
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                         8,484
NET ASSETS                             $    267,706     Expenses
                                      --------------
                                                          Administrative expense                            18
                                                          Mortality and expense risk                     1,830
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                              6,636

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              1,688
                                                          Net unrealized appreciation on
                                                           investments                                  13,608
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    21,932
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                     $    40,885      $       -

Net increase in net assets resulting from operations                                     21,932          1,777

Capital shares transactions
   Net premiums                                                                          93,861         39,718
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                  (69)           (12)
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                       (1,922)          (303)
   Interfund and net transfers to general account                                       113,019           (295)
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         204,889         39,108
                                                                                  -------------- --------------

Total increase in net assets                                                            226,821         40,885
                                                                                  -------------- --------------

Net assets at end of year                                                          $    267,706    $    40,885
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       25


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Ultra Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     7,402 shares (cost $73,187)        $    73,873       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                              $    73,873     Expenses
                                      --------------
                                                          Administrative expense                            15
                                                          Mortality and expense risk                     1,572
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                               (1,587)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments            (5,679)
                                                          Net unrealized appreciation on
                                                           investments                                   1,165
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    (6,101)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    135,615      $       -

Net decrease in net assets resulting from operations                                     (6,101)          (657)

Capital shares transactions
   Net premiums                                                                          30,861        135,886
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (498)           (89)
   Interfund and net transfers to general account                                       (86,004)           475
                                                                                  -------------- --------------

     Net (decrease) increase in net assets from capital share transactions              (55,641)       136,272
                                                                                  -------------- --------------

Total (decrease) increase in net assets                                                 (61,742)       135,615
                                                                                  -------------- --------------

Net assets at end of year                                                           $    73,873   $    135,615
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       26


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Research Series
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     94,074 shares (cost $1,333,533)  $   1,696,625       Dividend income                          $     8,728
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                         8,728
NET ASSETS                            $   1,696,625     Expenses
                                      --------------
                                                          Administrative expense                         2,553
                                                          Mortality and expense risk                    23,519
                                                          Contract maintenance charge                    1,877
                                                                                                 --------------

                                                      Net investment loss                              (19,221)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments             65,888
                                                          Net unrealized appreciation on
                                                           investments                                 135,841
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    182,508
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   1,904,433  $   1,871,359

Net increase in net assets resulting from operations                                    182,508        102,573

Capital shares transactions
   Net premiums                                                                          53,438         58,076
   Transfers of policy loans                                                                142            631
   Transfers of surrenders                                                             (114,826)      (122,401)
   Transfers of death benefits                                                           (4,472)          (898)
   Transfers of other terminations                                                      (74,221)       (42,771)
   Interfund and net transfers to general account                                      (250,377)        37,864
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                        (390,316)       (69,499)
                                                                                  -------------- --------------

Total (decrease) increase in net assets                                                (207,808)        33,074
                                                                                  -------------- --------------

Net assets at end of year                                                         $   1,696,625  $   1,904,433
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       27


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Emerging Growth Series
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     161,569 shares (cost $2,729,145) $   3,331,261       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                            $   3,331,261     Expenses
                                      --------------
                                                          Administrative expense                         5,013
                                                          Mortality and expense risk                    43,973
                                                          Contract maintenance charge                    5,287
                                                                                                 --------------

                                                      Net investment loss                              (54,273)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments           (75,758)
                                                          Net unrealized appreciation on
                                                           investments                                 337,015
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    206,984
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   3,658,112  $   4,209,271

Net increase in net assets resulting from operations                                    206,984        230,345

Capital shares transactions
   Net premiums                                                                         140,513        144,726
   Transfers of policy loans                                                                127          2,617
   Transfers of surrenders                                                             (436,631)      (367,504)
   Transfers of death benefits                                                           (5,480)       (14,600)
   Transfers of other terminations                                                      (75,214)       (94,721)
   Interfund and net transfers to general account                                      (157,150)      (452,022)
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                        (533,835)      (781,504)
                                                                                  -------------- --------------

Total decrease in net assets                                                           (326,851)      (551,159)
                                                                                  -------------- --------------

Net assets at end of year                                                         $   3,331,261  $   3,658,112
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       28


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Investors Trust Series
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     46,254 shares (cost $779,595)    $   1,002,513       Dividend income                          $     4,606
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                         4,606
NET ASSETS                            $   1,002,513     Expenses
                                      --------------
                                                          Administrative expense                         1,362
                                                          Mortality and expense risk                    13,197
                                                          Contract maintenance charge                      703
                                                                                                 --------------

                                                      Net investment loss                              (10,656)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments             28,069
                                                          Net unrealized appreciation on
                                                           investments                                  89,758
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    107,171
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    983,202   $    999,679

Net increase in net assets resulting from operations                                    107,171         49,856

Capital shares transactions
   Net premiums                                                                          29,661         95,551
   Transfers of policy loans                                                                828            (14)
   Transfers of surrenders                                                              (55,648)      (139,341)
   Transfers of death benefits                                                          (13,980)       (13,094)
   Transfers of other terminations                                                      (43,373)       (13,914)
   Interfund and net transfers to general account                                        (5,348)         4,479
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                         (87,860)       (66,333)
                                                                                  -------------- --------------

Total increase (decrease) in net assets                                                  19,311        (16,477)
                                                                                  -------------- --------------

Net assets at end of year                                                         $   1,002,513   $    983,202
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       29


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust New Discovery Series
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     189,898 shares (cost $2,488,314) $   3,301,036       Dividend income                            $       -
                                                          Capital gains distributions                   60,612
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        60,612
NET ASSETS                            $   3,301,036     Expenses
                                      --------------
                                                          Administrative expense                         4,557
                                                          Mortality and expense risk                    42,554
                                                          Contract maintenance charge                    3,247
                                                                                                 --------------

                                                      Net investment income                             10,254

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments             89,067
                                                          Net unrealized appreciation on
                                                           investments                                 266,666
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    365,987
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   3,468,006  $   4,112,196

Net increase in net assets resulting from operations                                    365,987         81,520

Capital shares transactions
   Net premiums                                                                         134,696        211,195
   Transfers of policy loans                                                             (1,008)          (842)
   Transfers of surrenders                                                             (279,814)      (177,909)
   Transfers of death benefits                                                          (13,411)       (21,454)
   Transfers of other terminations                                                      (42,156)       (50,177)
   Interfund and net transfers to general account                                      (331,264)      (686,523)
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                        (532,957)      (725,710)
                                                                                  -------------- --------------

Total decrease in net assets                                                           (166,970)      (644,190)
                                                                                  -------------- --------------

Net assets at end of year                                                         $   3,301,036  $   3,468,006
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       30


Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Growth & Income Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     280,841 shares (cost $7,150,226) $   8,238,862       Dividend income                          $    97,692
                                                          Capital gains distributions                  261,783
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       359,475
NET ASSETS                            $   8,238,862     Expenses
                                      --------------
                                                          Administrative expense                         8,001
                                                          Mortality and expense risk                    96,872
                                                          Contract maintenance charge                    4,171
                                                                                                 --------------

                                                      Net investment income                            250,431

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments            328,080
                                                          Net unrealized appreciation on
                                                           investments                                 503,463
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                $   1,081,974
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   7,029,244  $   6,785,235

Net increase in net assets resulting from operations                                  1,081,974        127,564

Capital shares transactions
   Net premiums                                                                         795,807      1,016,333
   Transfers of policy loans                                                               (936)            93
   Transfers of surrenders                                                             (460,942)      (528,300)
   Transfers of death benefits                                                          (37,963)       (42,525)
   Transfers of other terminations                                                     (225,921)      (149,936)
   Interfund and net transfers to general account                                        57,599       (179,220)
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         127,644        116,445
                                                                                  -------------- --------------

Total increase in net assets                                                          1,209,618        244,009
                                                                                  -------------- --------------

Net assets at end of year                                                         $   8,238,862  $   7,029,244
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       31


Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     927,777 shares (cost $19,184,378)$  20,205,528       Dividend income                         $    117,939
                                                          Capital gains distributions                1,837,636
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                     1,955,575
NET ASSETS                            $  20,205,528     Expenses
                                      --------------
                                                          Administrative expense                        15,592
                                                          Mortality and expense risk                   260,048
                                                          Contract maintenance charge                    6,018
                                                                                                 --------------

                                                      Net investment income                          1,673,917

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments          1,461,951
                                                          Net unrealized depreciation on
                                                           investments                              (1,110,474)
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                $   2,025,394
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $  17,624,110  $  12,518,427

Net increase in net assets resulting from operations                                  2,025,394      1,105,613

Capital shares transactions
   Net premiums                                                                       4,740,288      4,806,365
   Transfers of policy loans                                                             (5,204)        (1,978)
   Transfers of surrenders                                                             (944,166)      (742,517)
   Transfers of death benefits                                                          (70,912)       (47,393)
   Transfers of other terminations                                                     (429,984)      (315,613)
   Interfund and net transfers to general account                                    (2,733,998)       301,206
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         556,024      4,000,070
                                                                                  -------------- --------------

Total increase in net assets                                                          2,581,418      5,105,683
                                                                                  -------------- --------------

Net assets at end of year                                                         $  20,205,528  $  17,624,110
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       32


Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. International Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
  1,008,904 shares (cost $11,724,206) $  11,995,450       Dividend income                          $    44,643
                                                          Capital gains distributions                1,308,438
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                     1,353,081
NET ASSETS                            $  11,995,450     Expenses
                                      --------------
                                                          Administrative expense                         2,516
                                                          Mortality and expense risk                    81,177
                                                          Contract maintenance charge                    1,149
                                                                                                 --------------

                                                      Net investment income                          1,268,239

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments            381,765
                                                          Net unrealized appreciation on
                                                           investments                                   1,037
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                $   1,651,041
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   1,794,133   $    667,361

Net increase in net assets resulting from operations                                  1,651,041        279,632

Capital shares transactions
   Net premiums                                                                       7,237,848        441,694
   Transfers of policy loans                                                                417          4,247
   Transfers of surrenders                                                             (575,722)       (86,133)
   Transfers of death benefits                                                          (26,206)             -
   Transfers of other terminations                                                     (129,071)       (29,598)
   Interfund and net transfers to general account                                     2,043,010        516,930
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       8,550,276        847,140
                                                                                  -------------- --------------

Total increase in net assets                                                         10,201,317      1,126,772
                                                                                  -------------- --------------

Net assets at end of year                                                         $  11,995,450  $   1,794,133
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       33


Midland National Life Insurance Company
Separate Account C
Alger American Fund Growth Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
    318,227 shares (cost $11,751,488) $  13,115,819       Dividend income                          $    11,623
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        11,623
NET ASSETS                            $  13,115,819     Expenses
                                      --------------
                                                          Administrative expense                         5,119
                                                          Mortality and expense risk                   156,322
                                                          Contract maintenance charge                    1,562
                                                                                                 --------------

                                                      Net investment loss                             (151,380)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments            255,228
                                                          Net unrealized appreciation on
                                                           investments                                 442,029
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    545,877
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   8,175,898  $   3,435,637

Net increase in net assets resulting from operations                                    545,877        680,782

Capital shares transactions
   Net premiums                                                                       4,866,292      3,799,856
   Transfers of policy loans                                                             (1,284)         1,804
   Transfers of surrenders                                                             (197,071)      (189,927)
   Transfers of death benefits                                                          (13,102)       (24,950)
   Transfers of other terminations                                                     (274,966)      (196,379)
   Interfund and net transfers to general account                                        14,175        669,075
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       4,394,044      4,059,479
                                                                                  -------------- --------------

Total increase in net assets                                                          4,939,921      4,740,261
                                                                                  -------------- --------------

Net assets at end of year                                                         $  13,115,819  $   8,175,898
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       34


Midland National Life Insurance Company
Separate Account C
Alger American Fund MidCap Growth Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     371,621 shares (cost $7,405,410) $   7,711,018       Dividend income                            $       -
                                                          Capital gains distributions                  951,242
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       951,242
NET ASSETS                            $   7,711,018     Expenses
                                      --------------
                                                          Administrative expense                         5,825
                                                          Mortality and expense risk                    99,436
                                                          Contract maintenance charge                    2,406
                                                                                                 --------------

                                                      Net investment income                            843,575

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments            115,011
                                                          Net unrealized depreciation on
                                                           investments                                (380,247)
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    578,339
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   5,892,219  $   4,209,562

Net increase in net assets resulting from operations                                    578,339        452,551

Capital shares transactions
   Net premiums                                                                       1,912,567      1,707,898
   Transfers of policy loans                                                             (1,223)         3,470
   Transfers of surrenders                                                             (234,874)      (281,942)
   Transfers of death benefits                                                           (5,820)       (61,914)
   Transfers of other terminations                                                     (157,758)      (138,124)
   Interfund and net transfers to general account                                      (272,432)           718
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       1,240,460      1,230,106
                                                                                  -------------- --------------

Total increase in net assets                                                          1,818,799      1,682,657
                                                                                  -------------- --------------

Net assets at end of year                                                         $   7,711,018  $   5,892,219
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       35


Midland National Life Insurance Company
Separate Account C
Alger American Fund Leveraged AllCap Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     97,396 shares (cost $3,228,906)  $   4,039,989       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                            $   4,039,989     Expenses
                                      --------------
                                                          Administrative expense                         3,851
                                                          Mortality and expense risk                    47,174
                                                          Contract maintenance charge                    2,259
                                                                                                 --------------

                                                      Net investment loss                              (53,284)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments            418,063
                                                          Net unrealized appreciation on
                                                           investments                                 220,628
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    585,407
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   3,306,488  $   2,713,011

Net increase in net assets resulting from operations                                    585,407        339,247

Capital shares transactions
   Net premiums                                                                         730,369        364,889
   Transfers of policy loans                                                                  -            727
   Transfers of surrenders                                                             (244,122)      (155,321)
   Transfers of death benefits                                                             (894)       (24,380)
   Transfers of other terminations                                                     (107,813)      (101,404)
   Interfund and net transfers to general account                                      (229,446)       169,719
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         148,094        254,230
                                                                                  -------------- --------------

Total increase in net assets                                                            733,501        593,477
                                                                                  -------------- --------------

Net assets at end of year                                                         $   4,039,989  $   3,306,488
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       36


Midland National Life Insurance Company
Separate Account C
Alger American Fund Small Capitalization Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     143,789 shares (cost $3,360,125) $   4,086,459       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                            $   4,086,459     Expenses
                                      --------------
                                                          Administrative expense                         3,593
                                                          Mortality and expense risk                    46,580
                                                          Contract maintenance charge                    1,254
                                                                                                 --------------

                                                      Net investment loss                              (51,427)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments            332,842
                                                          Net unrealized appreciation on
                                                           investments                                 277,626
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    559,041
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   2,904,163  $   1,934,269

Net increase in net assets resulting from operations                                    559,041        371,435

Capital shares transactions
   Net premiums                                                                         971,004        476,508
   Transfers of policy loans                                                                651          5,543
   Transfers of surrenders                                                              (94,633)      (129,964)
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                      (59,753)       (52,100)
   Interfund and net transfers to general account                                      (194,014)       298,472
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         623,255        598,459
                                                                                  -------------- --------------

Total increase in net assets                                                          1,182,296        969,894
                                                                                  -------------- --------------

Net assets at end of year                                                         $   4,086,459  $   2,904,163
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       37


Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Small Cap Growth Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     22,035 shares (cost $335,418)     $    338,904       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                             $    338,904     Expenses
                                      --------------
                                                          Administrative expense                           105
                                                          Mortality and expense risk                     3,842
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                               (3,947)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                823
                                                          Net unrealized appreciation on
                                                           investments                                   4,675
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     1,551
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    232,495   $    332,424

Net increase (decrease) in net assets resulting from operations                           1,551        (38,269)

Capital shares transactions
   Net premiums                                                                         123,811        103,602
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                              (10,477)        (6,647)
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                       (3,069)        (6,491)
   Interfund and net transfers to general account                                        (5,407)      (152,124)
                                                                                  -------------- --------------

     Net increase (decrease) in net assets from capital share transactions              104,858        (61,660)
                                                                                  -------------- --------------

Total increase (decrease) in net assets                                                 106,409        (99,929)
                                                                                  -------------- --------------

Net assets at end of year                                                          $    338,904   $    232,495
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       38


Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     9,025 shares (cost $239,927)      $    255,320       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                             $    255,320     Expenses
                                      --------------
                                                          Administrative expense                            53
                                                          Mortality and expense risk                     2,895
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                               (2,948)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                771
                                                          Net unrealized appreciation on
                                                           investments                                  12,134
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     9,957
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    123,445    $    59,589

Net increase (decrease) in net assets resulting from operations                           9,957         (1,007)

Capital shares transactions
   Net premiums                                                                         123,376         57,037
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                  (29)        (2,047)
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                       (2,418)        (1,932)
   Interfund and net transfers to general account                                           989         11,805
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         121,918         64,863
                                                                                  -------------- --------------

Total increase in net assets                                                            131,875         63,856
                                                                                  -------------- --------------

Net assets at end of year                                                          $    255,320   $    123,445
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       39


Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Equity Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     24,840 shares (cost $446,646)     $    483,891       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                             $    483,891     Expenses
                                      --------------
                                                          Administrative expense                            38
                                                          Mortality and expense risk                     6,040
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                               (6,078)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              3,211
                                                          Net unrealized appreciation on
                                                           investments                                  31,724
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    28,857
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    247,884    $    57,708

Net increase in net assets resulting from operations                                     28,857          2,645

Capital shares transactions
   Net premiums                                                                         229,065        175,482
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                               (5,669)             -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                       (4,188)        (2,125)
   Interfund and net transfers to general account                                       (12,058)        14,174
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         207,150        187,531
                                                                                  -------------- --------------

Total increase in net assets                                                            236,007        190,176
                                                                                  -------------- --------------

Net assets at end of year                                                          $    483,891   $    247,884
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       40



Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Technology Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     20,643 shares (cost $256,709)     $    289,421       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                             $    289,421     Expenses
                                      --------------
                                                          Administrative expense                           107
                                                          Mortality and expense risk                     3,428
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                               (3,535)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              4,046
                                                          Net unrealized appreciation on
                                                           investments                                  17,130
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    17,641
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    139,987   $    172,341

Net increase (decrease) in net assets resulting from operations                          17,641            (90)

Capital shares transactions
   Net premiums                                                                          70,785         12,511
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                               (8,308)       (10,056)
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                       (4,977)        (3,619)
   Interfund and net transfers to general account                                        74,293        (31,100)
                                                                                  -------------- --------------

     Net increase (decrease) in net assets from capital share transactions              131,793        (32,264)
                                                                                  -------------- --------------

Total increase (decrease) in net assets                                                 149,434        (32,354)
                                                                                  -------------- --------------

Net assets at end of year                                                          $    289,421   $    139,987
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       41


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Utilities Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     204,486 shares (cost $3,898,571) $   4,339,663       Dividend income                         $    138,374
                                                          Capital gains distributions                   85,416
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       223,790
NET ASSETS                            $   4,339,663     Expenses
                                      --------------
                                                          Administrative expense                         1,029
                                                          Mortality and expense risk                    44,508
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                            178,253

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments            216,495
                                                          Net unrealized appreciation on
                                                           investments                                 353,334
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    748,082
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   2,971,253   $    693,638

Net increase in net assets resulting from operations                                    748,082        105,144

Capital shares transactions
   Net premiums                                                                       1,076,859        779,698
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                             (196,698)        (1,423)
   Transfers of death benefits                                                          (12,099)             -
   Transfers of other terminations                                                     (108,112)       (36,772)
   Interfund and net transfers to general account                                      (139,622)     1,430,968
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         620,328      2,172,471
                                                                                  -------------- --------------

Total increase in net assets                                                          1,368,410      2,277,615
                                                                                  -------------- --------------

Net assets at end of year                                                         $   4,339,663  $   2,971,253
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       42


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Financial Services Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     65,897 shares (cost $1,002,850)  $   1,147,269       Dividend income                          $    16,803
                                                          Capital gains distributions                    6,499
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        23,302
NET ASSETS                            $   1,147,269     Expenses
                                      --------------
                                                          Administrative expense                           713
                                                          Mortality and expense risk                    12,550
                                                          Contract maintenance charge                      187
                                                                                                 --------------

                                                      Net investment income                              9,852

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments             43,784
                                                          Net unrealized appreciation on
                                                           investments                                  81,967
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    135,603
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    723,185   $    633,789

Net increase in net assets resulting from operations                                    135,603         35,067

Capital shares transactions
   Net premiums                                                                         344,978        125,216
   Transfers of policy loans                                                                282          1,433
   Transfers of surrenders                                                             (114,437)       (27,127)
   Transfers of death benefits                                                          (10,950)        (1,555)
   Transfers of other terminations                                                      (29,962)       (29,786)
   Interfund and net transfers to general account                                        98,570        (13,852)
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         288,481         54,329
                                                                                  -------------- --------------

Total increase in net assets                                                            424,084         89,396
                                                                                  -------------- --------------

Net assets at end of year                                                         $   1,147,269   $    723,185
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       43


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Global Health Care Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     158,803 shares (cost $3,194,955) $   3,414,611       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                            $   3,414,611     Expenses
                                      --------------
                                                          Administrative expense                         1,989
                                                          Mortality and expense risk                    40,959
                                                          Contract maintenance charge                      284
                                                                                                 --------------

                                                      Net investment loss                              (43,232)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments            122,882
                                                          Net unrealized appreciation on
                                                           investments                                  27,820
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    107,470
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   2,239,972   $    946,167

Net increase in net assets resulting from operations                                    107,470        133,619

Capital shares transactions
   Net premiums                                                                         980,841        588,835
   Transfers of policy loans                                                                201          1,267
   Transfers of surrenders                                                              (51,806)       (36,446)
   Transfers of death benefits                                                          (10,763)        (1,859)
   Transfers of other terminations                                                      (88,895)       (40,572)
   Interfund and net transfers to general account                                       237,591        648,961
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       1,067,169      1,160,186
                                                                                  -------------- --------------

Total increase in net assets                                                          1,174,639      1,293,805
                                                                                  -------------- --------------

Net assets at end of year                                                         $   3,414,611  $   2,239,972
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       44

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Basic Value Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $0)                   $       -       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         -
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                  -

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                  -
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                    $       -
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                          -              -

Capital shares transactions
   Net premiums                                                                               -              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                             -              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                               -              -
                                                                                  -------------- --------------

Total increase in net assets                                                                  -              -
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -      $       -
                                                                                  -------------- --------------


The accompanying notes are an integral part of these financial statements.

                                       45

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Real Estate Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $0)                   $       -       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         -
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                  -

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                  -
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                    $       -
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                          -              -

Capital shares transactions
   Net premiums                                                                               -              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                             -              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                               -              -
                                                                                  -------------- --------------

Total increase in net assets                                                                  -              -
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       46


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds International Growth Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     3,446 shares (cost $93,782)       $    100,464       Dividend income                           $      884
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                           884
NET ASSETS                             $    100,464     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       408
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                476

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              1,171
                                                          Net unrealized appreciation on
                                                           investments                                   6,683
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     8,330
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                      8,330              -

Capital shares transactions
   Net premiums                                                                          36,498              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (631)             -
   Interfund and net transfers to general account                                        56,267              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          92,134              -
                                                                                  -------------- --------------

Total increase in net assets                                                            100,464              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $    100,464      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       47

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Mid Cap Core Equity Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $0)                   $       -       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         -
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                  -

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                  3
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                    $       3
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                          3              -

Capital shares transactions
   Net premiums                                                                               1              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                            (4)             -
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                              (3)             -
                                                                                  -------------- --------------

Total increase in net assets                                                                  -              -
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       48



Midland National Life Insurance Company
Separate Account C
LEVCO Series Trust Equity Value Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $0)                   $       -       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                            (1)
                                                          Mortality and expense risk                         3
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                 (2)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                892
                                                          Net unrealized depreciation on
                                                           investments                                    (792)
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                   $       98
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                     $     2,307    $     2,169

Net increase in net assets resulting from operations                                         98            137

Capital shares transactions
   Net premiums                                                                               -              1
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                        (2,405)             -
                                                                                  -------------- --------------

     Net (decrease) increase in net assets from capital share transactions               (2,405)             1
                                                                                  -------------- --------------

Total (decrease) increase in net assets                                                  (2,307)           138
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -    $     2,307
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       49

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Bond Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     534,240 shares (cost $6,291,336) $   6,330,747       Dividend income                         $    185,228
                                                          Capital gains distributions                    7,879
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       193,107
NET ASSETS                            $   6,330,747     Expenses
                                      --------------
                                                          Administrative expense                         1,090
                                                          Mortality and expense risk                    79,511
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                            112,506

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments           (28,966)
                                                          Net unrealized appreciation on
                                                           investments                                  56,560
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    140,100
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   3,847,233  $   1,543,797

Net increase in net assets resulting from operations                                    140,100         28,302

Capital shares transactions
   Net premiums                                                                       2,650,459      2,334,611
   Transfers of policy loans                                                             (2,709)          (670)
   Transfers of surrenders                                                             (215,730)       (16,600)
   Transfers of death benefits                                                          (18,979)       (17,569)
   Transfers of other terminations                                                     (175,811)       (98,704)
   Interfund and net transfers to general account                                       106,184         74,066
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       2,343,414      2,275,134
                                                                                  -------------- --------------

Total increase in net assets                                                          2,483,514      2,303,436
                                                                                  -------------- --------------

Net assets at end of year                                                         $   6,330,747  $   3,847,233
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       50


Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Small Company Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     76,573 shares (cost $1,265,489)  $   1,364,533       Dividend income                            $       -
                                                          Capital gains distributions                   33,688
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        33,688
NET ASSETS                            $   1,364,533     Expenses
                                      --------------
                                                          Administrative expense                           460
                                                          Mortality and expense risk                    18,897
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                             14,331

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments             20,673
                                                          Net unrealized appreciation on
                                                           investments                                 103,374
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    138,378
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   1,046,207   $    782,569

Net increase in net assets resulting from operations                                    138,378         33,275

Capital shares transactions
   Net premiums                                                                         228,430        303,977
   Transfers of policy loans                                                             (1,416)          (475)
   Transfers of surrenders                                                              (19,480)          (820)
   Transfers of death benefits                                                           (3,770)       (15,879)
   Transfers of other terminations                                                      (34,013)       (19,498)
   Interfund and net transfers to general account                                        10,197        (36,942)
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         179,948        230,363
                                                                                  -------------- --------------

Total increase in net assets                                                            318,326        263,638
                                                                                  -------------- --------------

Net assets at end of year                                                         $   1,364,533  $   1,046,207
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       51


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     66,297 shares (cost $579,181)     $    668,932       Dividend income                          $     7,783
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                         7,783
NET ASSETS                             $    668,932     Expenses
                                      --------------
                                                          Administrative expense                           204
                                                          Mortality and expense risk                     5,902
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                              1,677

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments             41,234
                                                          Net unrealized appreciation on
                                                           investments                                  48,147
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    91,058
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    378,434   $    320,069

Net increase in net assets resulting from operations                                     91,058          7,670

Capital shares transactions
   Net premiums                                                                         147,457         22,344
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                               (3,561)             -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                      (19,611)        (4,507)
   Interfund and net transfers to general account                                        75,155         32,858
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         199,440         50,695
                                                                                  -------------- --------------

Total increase in net assets                                                            290,498         58,365
                                                                                  -------------- --------------

Net assets at end of year                                                          $    668,932   $    378,434
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       52


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust OTC Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     7,906 shares (cost $100,035)      $    121,670       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                             $    121,670     Expenses
                                      --------------
                                                          Administrative expense                            53
                                                          Mortality and expense risk                     4,217
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                               (4,270)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments             32,446
                                                          Net unrealized appreciation on
                                                           investments                                   2,062
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    30,238
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    330,607   $    214,797

Net increase (decrease) in net assets resulting from operations                          30,238         (8,413)

Capital shares transactions
   Net premiums                                                                          26,216         31,710
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                  (29)        (4,458)
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                       (1,507)        (1,607)
   Interfund and net transfers to general account                                      (263,855)        98,578
                                                                                  -------------- --------------

     Net (decrease) increase in net assets from capital share transactions             (239,175)       124,223
                                                                                  -------------- --------------

Total (decrease) increase in net assets                                                (208,937)       115,810
                                                                                  -------------- --------------

Net assets at end of year                                                          $    121,670   $    330,607
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       53


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Government Money Market Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
   1,658,965 shares (cost $1,658,965) $   1,658,965       Dividend income                          $    34,995
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        34,995
NET ASSETS                            $   1,658,965     Expenses
                                      --------------
                                                          Administrative expense                             6
                                                          Mortality and expense risk                    20,154
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                             14,835

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                  -
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    14,835
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    302,179   $    253,699

Net increase in net assets resulting from operations                                     14,835            573

Capital shares transactions
   Net premiums                                                                       8,289,627        810,900
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                              (65,971)          (143)
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                      (39,361)        (8,163)
   Interfund and net transfers to general account                                    (6,842,344)      (754,687)
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       1,341,951         47,907
                                                                                  -------------- --------------

Total increase in net assets                                                          1,356,786         48,480
                                                                                  -------------- --------------

Net assets at end of year                                                         $   1,658,965   $    302,179
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       54


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse S&P 500 Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     247,007 shares (cost $1,235,372) $   1,084,903       Dividend income                          $    82,875
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        82,875
NET ASSETS                            $   1,084,903     Expenses
                                      --------------
                                                          Administrative expense                           393
                                                          Mortality and expense risk                    12,226
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                             70,256

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments           (29,553)
                                                          Net unrealized depreciation on
                                                           investments                                (131,960)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                 $    (91,257)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    625,625   $    168,312

Net decrease in net assets resulting from operations                                    (91,257)       (13,388)

Capital shares transactions
   Net premiums                                                                         287,020        261,838
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                              (12,235)          (928)
   Transfers of death benefits                                                               30        (15,687)
   Transfers of other terminations                                                      (27,557)        (9,417)
   Interfund and net transfers to general account                                       303,277        234,895
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         550,535        470,701
                                                                                  -------------- --------------

Total increase in net assets                                                            459,278        457,313
                                                                                  -------------- --------------

Net assets at end of year                                                         $   1,084,903   $    625,625
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       55


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse OTC Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     61,549 shares (cost $1,331,351)  $   1,218,459       Dividend income                          $    77,864
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        77,864
NET ASSETS                            $   1,218,459     Expenses
                                      --------------
                                                          Administrative expense                           474
                                                          Mortality and expense risk                    14,794
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                             62,596

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments           (24,068)
                                                          Net unrealized depreciation on
                                                           investments                                 (56,785)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                 $    (18,257)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    930,436   $    498,864

Net decrease in net assets resulting from operations                                    (18,257)       (21,912)

Capital shares transactions
   Net premiums                                                                         318,347        350,702
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                              (12,882)          (997)
   Transfers of death benefits                                                               51              -
   Transfers of other terminations                                                      (31,948)       (15,044)
   Interfund and net transfers to general account                                        32,712        118,823
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         306,280        453,484
                                                                                  -------------- --------------

Total increase in net assets                                                            288,023        431,572
                                                                                  -------------- --------------

Net assets at end of year                                                         $   1,218,459   $    930,436
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       56


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Government Long Bond Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     25,602 shares (cost $565,368)     $    551,726       Dividend income                          $    21,960
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        21,960
NET ASSETS                             $    551,726     Expenses
                                      --------------
                                                          Administrative expense                           159
                                                          Mortality and expense risk                     5,671
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                             16,130

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments              (604)
                                                          Net unrealized appreciation on
                                                           investments                                   1,938
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    17,464
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    493,205   $    358,892

Net increase (decrease) in net assets resulting from operations                          17,464        (32,167)

Capital shares transactions
   Net premiums                                                                         180,744        118,499
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                              (10,792)             -
   Transfers of death benefits                                                               13              -
   Transfers of other terminations                                                      (11,993)        (7,126)
   Interfund and net transfers to general account                                      (116,915)        55,107
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          41,057        166,480
                                                                                  -------------- --------------

Total increase in net assets                                                             58,521        134,313
                                                                                  -------------- --------------

Net assets at end of year                                                          $    551,726   $    493,205
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       57


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     144,562 shares (cost $1,938,489) $   1,947,239       Dividend income                            $       -
                                                          Capital gains distributions                   91,215
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        91,215
NET ASSETS                            $   1,947,239     Expenses
                                      --------------
                                                          Administrative expense                           337
                                                          Mortality and expense risk                    14,348
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                             76,530

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments             16,396
                                                          Net unrealized depreciation on
                                                           investments                                  (1,144)
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    91,782
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    140,761    $    29,334

Net increase in net assets resulting from operations                                     91,782         11,139

Capital shares transactions
   Net premiums                                                                         599,493         57,235
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                              (18,784)             -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                      (28,359)        (2,988)
   Interfund and net transfers to general account                                     1,162,346         46,041
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       1,714,696        100,288
                                                                                  -------------- --------------

Total increase in net assets                                                          1,806,478        111,427
                                                                                  -------------- --------------

Net assets at end of year                                                         $   1,947,239   $    140,761
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       58


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Government Long Bond Advantage
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     3,431 shares (cost $41,130)        $    39,663       Dividend income                          $     1,157
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                         1,157
NET ASSETS                              $    39,663     Expenses
                                      --------------
                                                          Administrative expense                             9
                                                          Mortality and expense risk                       431
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                717

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments            (2,241)
                                                          Net unrealized depreciation on
                                                           investments                                    (600)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                  $    (2,124)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                     $    40,972      $       -

Net decrease in net assets resulting from operations                                     (2,124)        (1,051)

Capital shares transactions
   Net premiums                                                                          23,845         40,512
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                               (3,945)          (634)
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                       (1,380)             -
   Interfund and net transfers to general account                                       (17,705)         2,145
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                             815         42,023
                                                                                  -------------- --------------

Total (decrease) increase in net assets                                                  (1,309)        40,972
                                                                                  -------------- --------------

Net assets at end of year                                                           $    39,663    $    40,972
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.

                                       59

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Dynamic Dow Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     4,585 shares (cost $123,263)      $    123,294       Dividend income                           $       92
                                                          Capital gains distributions                    1,910
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                         2,002
NET ASSETS                             $    123,294     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       225
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                              1,777

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments            (5,088)
                                                          Net unrealized appreciation on
                                                           investments                                      31
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                  $    (3,280)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                     (3,280)             -

Capital shares transactions
   Net premiums                                                                             624              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                           (5)             -
   Interfund and net transfers to general account                                       125,955              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         126,574              -
                                                                                  -------------- --------------

Total increase in net assets                                                            123,294              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $    123,294      $       -
                                                                                  -------------- --------------


The accompanying notes are an integral part of these financial statements.

                                       60

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Dynamic OTC Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     6,786 shares (cost $151,770)      $    117,882       Dividend income                           $       48
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                            48
NET ASSETS                             $    117,882     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                    10,593
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                              (10,545)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments            454,577
                                                          Net unrealized depreciation on
                                                           investments                                 (33,888)
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    410,144
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                    410,144              -

Capital shares transactions
   Net premiums                                                                             461              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                           (4)             -
   Interfund and net transfers to general account                                      (292,719)             -
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                        (292,262)             -
                                                                                  -------------- --------------

Total increase in net assets                                                            117,882              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $    117,882      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       61

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Dynamic S&P 500 Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     857 shares (cost $17,544)          $    18,607       Dividend income                           $      167
                                                          Capital gains distributions                      659
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                           826
NET ASSETS                              $    18,607     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       113
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                713

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              1,242
                                                          Net unrealized appreciation on
                                                           investments                                   1,063
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     3,018
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                      3,018              -

Capital shares transactions
   Net premiums                                                                             642              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                           (4)             -
   Interfund and net transfers to general account                                        14,951              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          15,589              -
                                                                                  -------------- --------------

Total increase in net assets                                                             18,607              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    18,607      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       62


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Dynamic Dow Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     114,338 shares (cost $3,993,132) $   3,811,981       Dividend income                          $    56,178
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        56,178
NET ASSETS                            $   3,811,981     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                    27,134
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                             29,044

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments          (179,346)
                                                          Net unrealized depreciation on
                                                           investments                                (181,152)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                 $   (331,454)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                   (331,454)             -

Capital shares transactions
   Net premiums                                                                          99,942              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                           (3)             -
   Interfund and net transfers to general account                                     4,043,496              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       4,143,435              -
                                                                                  -------------- --------------

Total increase in net assets                                                          3,811,981              -
                                                                                  -------------- --------------

Net assets at end of year                                                         $   3,811,981      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       63

Midland National Life Insurance Company
Separate Account C
ProFunds Access VP High Yield Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     11,008 shares (cost $343,071)     $    340,470       Dividend income                          $     3,684
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                         3,684
NET ASSETS                             $    340,470     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       668
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                              3,016

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                 21
                                                          Net unrealized depreciation on
                                                           investments                                  (2,601)
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                   $      436
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                        436              -

Capital shares transactions
   Net premiums                                                                               1              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                       (3,700)             -
   Interfund and net transfers to general account                                       343,733              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         340,034              -
                                                                                  -------------- --------------

Total increase in net assets                                                            340,470              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $    340,470      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       64

Midland National Life Insurance Company
Separate Account C
ProFunds VP Asia 30
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     9,355 shares (cost $545,081)      $    576,421       Dividend income                           $       40
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                            40
NET ASSETS                             $    576,421     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                     1,204
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                               (1,164)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments             25,962
                                                          Net unrealized appreciation on
                                                           investments                                  31,340
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    56,138
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                     56,138              -

Capital shares transactions
   Net premiums                                                                           8,541              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                       511,742              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         520,283              -
                                                                                  -------------- --------------

Total increase in net assets                                                            576,421              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $    576,421      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       65

Midland National Life Insurance Company
Separate Account C
ProFunds VP Banks
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     165 shares (cost $5,728)           $     5,728       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                              $     5,728     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         8
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                   (8)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                 67
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                   $       59
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                         59              -

Capital shares transactions
   Net premiums                                                                              (5)             -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                         5,674              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                           5,669              -
                                                                                  -------------- --------------

Total increase in net assets                                                              5,728              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $     5,728      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       66

Midland National Life Insurance Company
Separate Account C
ProFunds VP Basic Materials
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     650 shares (cost $26,061)          $    25,826       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                              $    25,826     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                        99
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                  (99)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              1,251
                                                          Net unrealized depreciation on
                                                           investments                                    (235)
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                   $      917
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                        917              -

Capital shares transactions
   Net premiums                                                                               3              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (221)             -
   Interfund and net transfers to general account                                        25,127              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          24,909              -
                                                                                  -------------- --------------

Total increase in net assets                                                             25,826              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    25,826      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       67

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bear
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $0)                   $       -       Dividend income                           $      491
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                           491
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       107
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                384

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments            (4,681)
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                  $    (4,297)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                     (4,297)             -

Capital shares transactions
   Net premiums                                                                             (81)             -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                           (6)             -
   Interfund and net transfers to general account                                         4,384              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                           4,297              -
                                                                                  -------------- --------------

Total increase in net assets                                                                  -              -
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       68

Midland National Life Insurance Company
Separate Account C
ProFunds VP Biotechnology
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     67 shares (cost $1,461)            $     1,405       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                              $     1,405     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                        75
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                  (75)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments            (1,288)
                                                          Net unrealized depreciation on
                                                           investments                                     (56)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                  $    (1,419)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                     (1,419)             -

Capital shares transactions
   Net premiums                                                                             (23)             -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                           (3)             -
   Interfund and net transfers to general account                                         2,850              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                           2,824              -
                                                                                  -------------- --------------

Total increase in net assets                                                              1,405              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $     1,405      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       69

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bull
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     14,133 shares (cost $428,799)     $    429,651       Dividend income                            $       3
                                                          Capital gains distributions                       67
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                            70
NET ASSETS                             $    429,651     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       802
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                 (732)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              5,383
                                                          Net unrealized appreciation on
                                                           investments                                     852
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     5,503
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                      5,503              -

Capital shares transactions
   Net premiums                                                                          14,989              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (975)             -
   Interfund and net transfers to general account                                       410,134              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         424,148              -
                                                                                  -------------- --------------

Total increase in net assets                                                            429,651              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $    429,651      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       70

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Goods
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $0)                   $       -       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         3
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                   (3)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                  5
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                    $       2
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                          2              -

Capital shares transactions
   Net premiums                                                                               -              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                            (2)             -
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                              (2)             -
                                                                                  -------------- --------------

Total increase in net assets                                                                  -              -
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       71

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Services
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     44 shares (cost $1,377)            $     1,405       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                              $     1,405     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                        51
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                  (51)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                447
                                                          Net unrealized appreciation on
                                                           investments                                      28
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                   $      424
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                        424              -

Capital shares transactions
   Net premiums                                                                             (11)             -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                          (21)             -
   Interfund and net transfers to general account                                         1,013              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                             981              -
                                                                                  -------------- --------------

Total increase in net assets                                                              1,405              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $     1,405      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       72

Midland National Life Insurance Company
Separate Account C
ProFunds VP Dow 30
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     2,630 shares (cost $89,457)        $    89,881       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                              $    89,881     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         -
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                  -

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              2,084
                                                          Net unrealized appreciation on
                                                           investments                                     424
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     2,508
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                      2,508              -

Capital shares transactions
   Net premiums                                                                          54,442              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (128)             -
   Interfund and net transfers to general account                                        33,059              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          87,373              -
                                                                                  -------------- --------------

Total increase in net assets                                                             89,881              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    89,881      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       73

Midland National Life Insurance Company
Separate Account C
ProFunds VP Europe 30
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     2,408 shares (cost $75,878)        $    77,028       Dividend income                           $       17
                                                          Capital gains distributions                       96
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                           113
NET ASSETS                              $    77,028     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       217
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                 (104)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                475
                                                          Net unrealized appreciation on
                                                           investments                                   1,150
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     1,521
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                      1,521              -

Capital shares transactions
   Net premiums                                                                           5,275              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (311)             -
   Interfund and net transfers to general account                                        70,543              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          75,507              -
                                                                                  -------------- --------------

Total increase in net assets                                                             77,028              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    77,028      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       74

Midland National Life Insurance Company
Separate Account C
ProFunds VP Financials
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     1,862 shares (cost $73,387)        $    75,657       Dividend income                            $       1
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             1
NET ASSETS                              $    75,657     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       174
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                 (173)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                  2
                                                          Net unrealized appreciation on
                                                           investments                                   2,270
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     2,099
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                      2,099              -

Capital shares transactions
   Net premiums                                                                               1              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                          (21)             -
   Interfund and net transfers to general account                                        73,578              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          73,558              -
                                                                                  -------------- --------------

Total increase in net assets                                                             75,657              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    75,657      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       75

Midland National Life Insurance Company
Separate Account C
ProFunds VP Health Care
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     2,532 shares (cost $73,840)        $    74,635       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                              $    74,635     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       174
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                 (174)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                240
                                                          Net unrealized appreciation on
                                                           investments                                     795
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                   $      861
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                        861              -

Capital shares transactions
   Net premiums                                                                              (3)             -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                        73,777              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          73,774              -
                                                                                  -------------- --------------

Total increase in net assets                                                             74,635              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    74,635      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       76

Midland National Life Insurance Company
Separate Account C
ProFunds VP Industrials
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $0)                   $       -       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         3
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                   (3)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments               (71)
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                   $      (74)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                        (74)             -

Capital shares transactions
   Net premiums                                                                               -              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                          (21)             -
   Interfund and net transfers to general account                                            95              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                              74              -
                                                                                  -------------- --------------

Total increase in net assets                                                                  -              -
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       77

Midland National Life Insurance Company
Separate Account C
ProFunds VP Internet
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $0)                   $       -       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                        18
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                  (18)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                397
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                   $      379
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                        379              -

Capital shares transactions
   Net premiums                                                                             (16)             -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                          (26)             -
   Interfund and net transfers to general account                                          (337)             -
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                            (379)             -
                                                                                  -------------- --------------

Total increase in net assets                                                                  -              -
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       78

Midland National Life Insurance Company
Separate Account C
ProFunds VP Japan
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     5,791 shares (cost $162,522)      $    165,495       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                             $    165,495     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       934
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                 (934)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments           (15,484)
                                                          Net unrealized appreciation on
                                                           investments                                   2,973
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                 $    (13,445)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                    (13,445)             -

Capital shares transactions
   Net premiums                                                                              17              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                          (64)             -
   Interfund and net transfers to general account                                       178,987              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         178,940              -
                                                                                  -------------- --------------

Total increase in net assets                                                            165,495              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $    165,495      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       79

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Growth
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     897 shares (cost $30,669)          $    30,738       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                              $    30,738     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                        35
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                  (35)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                881
                                                          Net unrealized appreciation on
                                                           investments                                      69
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                   $      915
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                        915              -

Capital shares transactions
   Net premiums                                                                         249,781              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                          (25)             -
   Interfund and net transfers to general account                                      (219,933)             -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          29,823              -
                                                                                  -------------- --------------

Total increase in net assets                                                             30,738              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    30,738      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       80

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Value
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     7,316 shares (cost $292,511)      $    292,871       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                             $    292,871     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       234
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                 (234)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              1,027
                                                          Net unrealized appreciation on
                                                           investments                                     360
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     1,153
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                      1,153              -

Capital shares transactions
   Net premiums                                                                              (8)             -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (955)             -
   Interfund and net transfers to general account                                       292,681              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         291,718              -
                                                                                  -------------- --------------

Total increase in net assets                                                            292,871              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $    292,871      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       81

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Growth
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     648 shares (cost $22,102)          $    22,439       Dividend income                            $       -
                                                          Capital gains distributions                      950
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                           950
NET ASSETS                              $    22,439     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       152
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                798

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments               (72)
                                                          Net unrealized appreciation on
                                                           investments                                     336
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     1,062
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                      1,062              -

Capital shares transactions
   Net premiums                                                                          21,488              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (210)             -
   Interfund and net transfers to general account                                            99              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          21,377              -
                                                                                  -------------- --------------

Total increase in net assets                                                             22,439              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    22,439      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       82

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Value
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     1,207 shares (cost $42,604)        $    39,179       Dividend income                            $       8
                                                          Capital gains distributions                    6,098
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                         6,106
NET ASSETS                              $    39,179     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       252
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                              5,854

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments              (369)
                                                          Net unrealized depreciation on
                                                           investments                                  (3,425)
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     2,060
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                      2,060              -

Capital shares transactions
   Net premiums                                                                          37,204              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (602)             -
   Interfund and net transfers to general account                                           517              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          37,119              -
                                                                                  -------------- --------------

Total increase in net assets                                                             39,179              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    39,179      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       83

Midland National Life Insurance Company
Separate Account C
ProFunds VP Money Market
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
   1,002,360 shares (cost $1,002,360) $   1,002,360       Dividend income                          $    16,311
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        16,311
NET ASSETS                            $   1,002,360     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                    10,844
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                              5,467

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                  -
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     5,467
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                      5,467              -

Capital shares transactions
   Net premiums                                                                       3,825,663              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                               (2,015)             -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (923)             -
   Interfund and net transfers to general account                                    (2,825,832)             -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         996,893              -
                                                                                  -------------- --------------

Total increase in net assets                                                          1,002,360              -
                                                                                  -------------- --------------

Net assets at end of year                                                         $   1,002,360      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       84

Midland National Life Insurance Company
Separate Account C
ProFunds VP Oil & Gas
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     1,094 shares (cost $56,861)        $    56,387       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                              $    56,387     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                        73
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                  (73)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                218
                                                          Net unrealized depreciation on
                                                           investments                                    (474)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                   $     (329)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                       (329)             -

Capital shares transactions
   Net premiums                                                                             (16)             -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                        56,732              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          56,716              -
                                                                                  -------------- --------------

Total increase in net assets                                                             56,387              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    56,387      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       85

Midland National Life Insurance Company
Separate Account C
ProFunds VP OTC
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     3,687 shares (cost $58,525)        $    58,096       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                              $    58,096     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         -
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                  -

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments              (761)
                                                          Net unrealized depreciation on
                                                           investments                                    (429)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                  $    (1,190)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                     (1,190)             -

Capital shares transactions
   Net premiums                                                                             (17)             -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (273)             -
   Interfund and net transfers to general account                                        59,576              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          59,286              -
                                                                                  -------------- --------------

Total increase in net assets                                                             58,096              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    58,096      $       -
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.

                                       86

Midland National Life Insurance Company
Separate Account C
ProFunds VP Pharmaceuticals
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     96 shares (cost $2,504)            $     2,437       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                              $     2,437     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         -
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                  -

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments              (100)
                                                          Net unrealized depreciation on
                                                           investments                                     (68)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                   $     (168)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                       (168)             -

Capital shares transactions
   Net premiums                                                                              (1)             -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                         2,606              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                           2,605              -
                                                                                  -------------- --------------

Total increase in net assets                                                              2,437              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $     2,437      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                       87

Midland National Life Insurance Company
Separate Account C
ProFunds VP Precious Metals
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     1,292 shares (cost $56,841)        $    56,464       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                              $    56,464     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                     2,827
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                               (2,827)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments             94,247
                                                          Net unrealized depreciation on
                                                           investments                                    (377)
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    91,043
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                     91,043              -

Capital shares transactions
   Net premiums                                                                            (156)             -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                       (34,423)             -
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                         (34,579)             -
                                                                                  -------------- --------------

Total increase in net assets                                                             56,464              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    56,464      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                       88

Midland National Life Insurance Company
Separate Account C
ProFunds VP Real Estate
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     2,131 shares (cost $140,640)      $    139,592       Dividend income                           $      758
                                                          Capital gains distributions                       29
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                           787
NET ASSETS                             $    139,592     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         -
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                787

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments              (341)
                                                          Net unrealized depreciation on
                                                           investments                                  (1,048)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                   $     (602)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                       (602)             -

Capital shares transactions
   Net premiums                                                                          54,446              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                          (65)             -
   Interfund and net transfers to general account                                        85,813              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         140,194              -
                                                                                  -------------- --------------

Total increase in net assets                                                            139,592              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $    139,592      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                       89

Midland National Life Insurance Company
Separate Account C
ProFunds VP Rising Rates Opportunity
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     1,015 shares (cost $20,645)        $    20,989       Dividend income                            $       3
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             3
NET ASSETS                              $    20,989     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       297
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                 (294)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments            (3,451)
                                                          Net unrealized appreciation on
                                                           investments                                     344
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                  $    (3,401)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                     (3,401)             -

Capital shares transactions
   Net premiums                                                                             (36)             -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (279)             -
   Interfund and net transfers to general account                                        24,705              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          24,390              -
                                                                                  -------------- --------------

Total increase in net assets                                                             20,989              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    20,989      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                       90

Midland National Life Insurance Company
Separate Account C
ProFunds VP Semiconductor
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     2,201 shares (cost $45,064)        $    44,681       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                              $    44,681     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                        37
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                  (37)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              1,831
                                                          Net unrealized depreciation on
                                                           investments                                    (383)
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     1,411
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                      1,411              -

Capital shares transactions
   Net premiums                                                                              (1)             -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                        43,271              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          43,270              -
                                                                                  -------------- --------------

Total increase in net assets                                                             44,681              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    44,681      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                       91

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Dow 30
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $0)                   $       -       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         -
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                  -

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                 57
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                   $       57
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                         57              -

Capital shares transactions
   Net premiums                                                                              (1)             -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                           (56)             -
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                             (57)             -
                                                                                  -------------- --------------

Total increase in net assets                                                                  -              -
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                       92

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Mid-Cap
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $05)                  $       -       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         -
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                  -

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments               (82)
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                   $      (82)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                        (82)             -

Capital shares transactions
   Net premiums                                                                              (3)             -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                            85              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                              82              -
                                                                                  -------------- --------------

Total increase in net assets                                                                  -              -
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                       93

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short OTC
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $0)                   $       -       Dividend income                           $      146
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                           146
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                        92
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                 54

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments            (6,077)
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                  $    (6,023)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                     (6,023)             -

Capital shares transactions
   Net premiums                                                                             (88)             -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                         6,111              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                           6,023              -
                                                                                  -------------- --------------

Total increase in net assets                                                                  -              -
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                       94

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Small-Cap
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     3,683 shares (cost $53,824)        $    53,546       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                              $    53,546     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         6
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                   (6)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments            (2,084)
                                                          Net unrealized depreciation on
                                                           investments                                    (278)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                  $    (2,368)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                     (2,368)             -

Capital shares transactions
   Net premiums                                                                           7,480              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (218)             -
   Interfund and net transfers to general account                                        48,652              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          55,914              -
                                                                                  -------------- --------------

Total increase in net assets                                                             53,546              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    53,546      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                       95

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     23,149 shares (cost $857,658)     $    861,558       Dividend income                            $       -
                                                          Capital gains distributions                      226
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                           226
NET ASSETS                             $    861,558     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                     1,083
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                 (857)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments            (3,324)
                                                          Net unrealized appreciation on
                                                           investments                                   3,900
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                   $     (281)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                       (281)             -

Capital shares transactions
   Net premiums                                                                          22,432              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                       (2,423)             -
   Interfund and net transfers to general account                                       841,830              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         861,839              -
                                                                                  -------------- --------------

Total increase in net assets                                                            861,558              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $    861,558      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                       96

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Growth
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     108 shares (cost $3,968)           $     3,498       Dividend income                            $       -
                                                          Capital gains distributions                      759
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                           759
NET ASSETS                              $     3,498     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                        29
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                730

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments              (273)
                                                          Net unrealized depreciation on
                                                           investments                                    (469)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                   $      (12)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                        (12)             -

Capital shares transactions
   Net premiums                                                                         102,733              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                       (99,223)             -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                           3,510              -
                                                                                  -------------- --------------

Total increase in net assets                                                              3,498              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $     3,498      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                       97

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Value
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     2,928 shares (cost $106,392)      $    107,255       Dividend income                            $       -
                                                          Capital gains distributions                      933
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                           933
NET ASSETS                             $    107,255     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       120
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                813

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                350
                                                          Net unrealized appreciation on
                                                           investments                                     862
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     2,025
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                      2,025              -

Capital shares transactions
   Net premiums                                                                          18,951              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (414)             -
   Interfund and net transfers to general account                                        86,693              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         105,230              -
                                                                                  -------------- --------------

Total increase in net assets                                                            107,255              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $    107,255      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                       98

Midland National Life Insurance Company
Separate Account C
ProFunds VP Technology
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     4,597 shares (cost $67,884)        $    67,807       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                              $    67,807     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                        95
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                  (95)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                  9
                                                          Net unrealized depreciation on
                                                           investments                                     (77)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                   $     (163)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                       (163)             -

Capital shares transactions
   Net premiums                                                                               -              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                        67,970              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          67,970              -
                                                                                  -------------- --------------

Total increase in net assets                                                             67,807              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    67,807      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                       99

Midland National Life Insurance Company
Separate Account C
ProFunds VP Telecommunications
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     3,135 shares (cost $55,326)        $    56,344       Dividend income                            $       2
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             2
NET ASSETS                              $    56,344     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         -
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                  2

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                652
                                                          Net unrealized appreciation on
                                                           investments                                   1,018
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     1,672
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                      1,672              -

Capital shares transactions
   Net premiums                                                                          54,423              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                           249              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          54,672              -
                                                                                  -------------- --------------

Total increase in net assets                                                             56,344              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    56,344      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      100

Midland National Life Insurance Company
Separate Account C
ProFunds VP U.S. Government Plus
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $0)                   $       -       Dividend income                           $      149
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                           149
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                        90
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                 59

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments            (2,201)
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                  $    (2,142)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                     (2,142)             -

Capital shares transactions
   Net premiums                                                                              21              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                          (21)             -
   Interfund and net transfers to general account                                         2,142              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                           2,142              -
                                                                                  -------------- --------------

Total increase in net assets                                                                  -              -
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      101

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraBull
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     5,757 shares (cost $138,268)      $    137,179       Dividend income                            $       1
                                                          Capital gains distributions                        8
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             9
NET ASSETS                             $    137,179     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                        50
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                  (41)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              2,288
                                                          Net unrealized depreciation on
                                                           investments                                  (1,089)
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     1,158
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                      1,158              -

Capital shares transactions
   Net premiums                                                                             (25)             -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (118)             -
   Interfund and net transfers to general account                                       136,164              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         136,021              -
                                                                                  -------------- --------------

Total increase in net assets                                                            137,179              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $    137,179      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      102

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraMid-Cap
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     26,952 shares (cost $908,288)     $    897,937       Dividend income                            $       -
                                                          Capital gains distributions                    1,371
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                         1,371
NET ASSETS                             $    897,937     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       852
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                519

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              3,968
                                                          Net unrealized depreciation on
                                                           investments                                 (10,350)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                  $    (5,863)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                     (5,863)             -

Capital shares transactions
   Net premiums                                                                           6,482              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                       (1,962)             -
   Interfund and net transfers to general account                                       899,280              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         903,800              -
                                                                                  -------------- --------------

Total increase in net assets                                                            897,937              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $    897,937      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      103
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

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraOTC
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     871 shares (cost $18,418)          $    18,224       Dividend income                            $       -
                                                          Capital gains distributions                      255
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                           255
NET ASSETS                              $    18,224     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         -
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                255

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments            (2,171)
                                                          Net unrealized depreciation on
                                                           investments                                    (195)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                  $    (2,111)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                     (2,111)             -

Capital shares transactions
   Net premiums                                                                              (8)             -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                        20,343              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          20,335              -
                                                                                  -------------- --------------

Total increase in net assets                                                             18,224              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    18,224      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      104
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

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraSmall-Cap
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $0)                   $       -       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                        12
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                  (12)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              1,820
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     1,808
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                      1,808              -

Capital shares transactions
   Net premiums                                                                              (1)             -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                        (1,807)             -
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                          (1,808)             -
                                                                                  -------------- --------------

Total increase in net assets                                                                  -              -
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      105
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

Midland National Life Insurance Company
Separate Account C
ProFunds VP Utilities
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     15,668 shares (cost $548,904)     $    545,070       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                             $    545,070     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         -
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                  -

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              1,802
                                                          Net unrealized depreciation on
                                                           investments                                  (3,834)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                  $    (2,032)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                     (2,032)             -

Capital shares transactions
   Net premiums                                                                          54,454              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (317)             -
   Interfund and net transfers to general account                                       492,965              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         547,102              -
                                                                                  -------------- --------------

Total increase in net assets                                                            545,070              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $    545,070      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      106
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

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     340,581 shares (cost $9,512,800) $  11,138,867       Dividend income                          $     4,916
                                                          Capital gains distributions                  418,332
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       423,248
NET ASSETS                            $  11,138,867     Expenses
                                      --------------
                                                          Administrative expense                         6,176
                                                          Mortality and expense risk                   122,446
                                                          Contract maintenance charge                    1,072
                                                                                                 --------------

                                                      Net investment income                            293,554

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments          1,194,945
                                                          Net unrealized appreciation on
                                                           investments                                 205,339
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                $   1,693,838
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   6,443,636  $   1,586,192

Net increase in net assets resulting from operations                                  1,693,838      1,410,378

Capital shares transactions
   Net premiums                                                                       4,359,339      1,746,760
   Transfers of policy loans                                                                158           (367)
   Transfers of surrenders                                                           (1,592,203)      (100,637)
   Transfers of death benefits                                                          (20,232)             -
   Transfers of other terminations                                                     (189,380)       (57,903)
   Interfund and net transfers to general account                                       443,711      1,859,213
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       3,001,393      3,447,066
                                                                                  -------------- --------------

Total increase in net assets                                                          4,695,231      4,857,444
                                                                                  -------------- --------------

Net assets at end of year                                                         $  11,138,867  $   6,443,636
                                                                                  -------------- --------------




The accompanying notes are an integral part of these financial statements.


                                      107
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

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     307,501 shares (cost $6,572,290) $   7,680,258       Dividend income                          $    17,705
                                                          Capital gains distributions                  278,752
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       296,457
NET ASSETS                            $   7,680,258     Expenses
                                      --------------
                                                          Administrative expense                         1,285
                                                          Mortality and expense risk                    56,072
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                            239,100

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments            314,145
                                                          Net unrealized appreciation on
                                                           investments                                 720,512
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                $   1,273,757
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   1,851,439   $    556,621

Net increase in net assets resulting from operations                                  1,273,757        299,445

Capital shares transactions
   Net premiums                                                                       1,819,185        557,680
   Transfers of policy loans                                                                 (2)          (120)
   Transfers of surrenders                                                             (820,485)        (8,132)
   Transfers of death benefits                                                           (1,018)             -
   Transfers of other terminations                                                      (84,026)       (16,728)
   Interfund and net transfers to general account                                     3,641,408        462,673
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       4,555,062        995,373
                                                                                  -------------- --------------

Total increase in net assets                                                          5,828,819      1,294,818
                                                                                  -------------- --------------

Net assets at end of year                                                         $   7,680,258  $   1,851,439
                                                                                  -------------- --------------





The accompanying notes are an integral part of these financial statements.


                                      108
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

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Bond Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     30,749 shares (cost $354,853)     $    362,344       Dividend income                          $    20,899
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        20,899
NET ASSETS                             $    362,344     Expenses
                                      --------------
                                                          Administrative expense                            91
                                                          Mortality and expense risk                     4,312
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                             16,496

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments           (17,417)
                                                          Net unrealized appreciation on
                                                           investments                                   9,258
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     8,337
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    269,269   $    215,311

Net increase (decrease) in net assets resulting from operations                           8,337         (9,815)

Capital shares transactions
   Net premiums                                                                          89,370        138,706
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                               (4,023)          (319)
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                       (3,787)        (5,414)
   Interfund and net transfers to general account                                         3,178        (69,200)
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          84,738         63,773
                                                                                  -------------- --------------

Total increase in net assets                                                             93,075         53,958
                                                                                  -------------- --------------

Net assets at end of year                                                          $    362,344   $    269,269
                                                                                  -------------- --------------





The accompanying notes are an integral part of these financial statements.


                                      109
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

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     141,992 shares (cost $2,402,433) $   2,673,648       Dividend income                          $    25,534
                                                          Capital gains distributions                  475,559
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       501,093
NET ASSETS                            $   2,673,648     Expenses
                                      --------------
                                                          Administrative expense                           698
                                                          Mortality and expense risk                    25,507
                                                          Contract maintenance charge                      113
                                                                                                 --------------

                                                      Net investment income                            474,775

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments             33,470
                                                          Net unrealized depreciation on
                                                           investments                                 (42,268)
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    465,977
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   1,822,059  $   1,317,507

Net increase in net assets resulting from operations                                    465,977        355,996

Capital shares transactions
   Net premiums                                                                         926,705        846,320
   Transfers of policy loans                                                                 (2)          (124)
   Transfers of surrenders                                                              (22,137)       (22,012)
   Transfers of death benefits                                                         (100,907)             -
   Transfers of other terminations                                                      (44,227)       (45,996)
   Interfund and net transfers to general account                                      (373,820)      (629,632)
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         385,612        148,556
                                                                                  -------------- --------------

Total increase in net assets                                                            851,589        504,552
                                                                                  -------------- --------------

Net assets at end of year                                                         $   2,673,648  $   1,822,059
                                                                                  -------------- --------------





The accompanying notes are an integral part of these financial statements.


                                      110
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

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series Growth and Income Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     26,881 shares (cost $458,830)     $    501,607       Dividend income                          $     8,164
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                         8,164
NET ASSETS                             $    501,607     Expenses
                                      --------------
                                                          Administrative expense                           127
                                                          Mortality and expense risk                     6,391
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                              1,646

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments             14,453
                                                          Net unrealized appreciation on
                                                           investments                                   7,277
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    23,376
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    287,883   $    169,492

Net increase in net assets resulting from operations                                     23,376         27,301

Capital shares transactions
   Net premiums                                                                         228,796        108,894
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                               (2,562)        (2,166)
   Transfers of death benefits                                                          (10,921)             -
   Transfers of other terminations                                                      (12,381)        (4,474)
   Interfund and net transfers to general account                                       (12,584)       (11,164)
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         190,348         91,090
                                                                                  -------------- --------------

Total increase in net assets                                                            213,724        118,391
                                                                                  -------------- --------------

Net assets at end of year                                                          $    501,607   $    287,883
                                                                                  -------------- --------------





The accompanying notes are an integral part of these financial statements.


                                      111
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

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Total Return Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
 2,478,980 shares (cost $25,551,595)  $  25,087,201       Dividend income                         $    890,493
                                                          Capital gains distributions                  132,463
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                     1,022,956
NET ASSETS                            $  25,087,201     Expenses
                                      --------------
                                                          Administrative expense                         7,304
                                                          Mortality and expense risk                   312,601
                                                          Contract maintenance charge                    1,059
                                                                                                 --------------

                                                      Net investment income                            701,992

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments           (94,549)
                                                          Net unrealized depreciation on
                                                           investments                                (102,558)
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    504,885
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $  14,845,904  $   5,595,938

Net increase in net assets resulting from operations                                    504,885         70,177

Capital shares transactions
   Net premiums                                                                      10,078,754      8,934,832
   Transfers of policy loans                                                             (3,638)       (10,736)
   Transfers of surrenders                                                             (488,132)      (164,268)
   Transfers of death benefits                                                          (35,475)       (65,026)
   Transfers of other terminations                                                     (538,382)      (305,981)
   Interfund and net transfers to general account                                       723,285        790,968
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       9,736,412      9,179,789
                                                                                  -------------- --------------

Total increase in net assets                                                         10,241,297      9,249,966
                                                                                  -------------- --------------

Net assets at end of year                                                         $  25,087,201  $  14,845,904
                                                                                  -------------- --------------





The accompanying notes are an integral part of these financial statements.


                                      112

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Low Duration Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     75,365 shares (cost $766,189)     $    758,175       Dividend income                          $    28,739
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        28,739
NET ASSETS                             $    758,175     Expenses
                                      --------------
                                                          Administrative expense                           301
                                                          Mortality and expense risk                    10,650
                                                          Contract maintenance charge                       76
                                                                                                 --------------

                                                      Net investment income                             17,712

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments            (8,689)
                                                          Net unrealized appreciation on
                                                           investments                                   4,636
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    13,659
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    743,875   $    569,019

Net increase (decrease) in net assets resulting from operations                          13,659         (3,416)

Capital shares transactions
   Net premiums                                                                         569,533        214,801
   Transfers of policy loans                                                                568         (2,055)
   Transfers of surrenders                                                             (127,885)       (10,631)
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                      (15,852)       (39,077)
   Interfund and net transfers to general account                                      (425,723)        15,234
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                             641        178,272
                                                                                  -------------- --------------

Total increase in net assets                                                             14,300        174,856
                                                                                  -------------- --------------

Net assets at end of year                                                          $    758,175   $    743,875
                                                                                  -------------- --------------





The accompanying notes are an integral part of these financial statements.


                                      113

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust High Yield Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     569,256 shares (cost $4,662,929) $   4,747,553       Dividend income                         $    250,785
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       250,785
NET ASSETS                            $   4,747,553     Expenses
                                      --------------
                                                          Administrative expense                         2,085
                                                          Mortality and expense risk                    49,564
                                                          Contract maintenance charge                      303
                                                                                                 --------------

                                                      Net investment income                            198,833

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              1,816
                                                          Net unrealized appreciation on
                                                           investments                                  87,426
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    288,075
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   2,811,545  $   3,124,702

Net increase in net assets resulting from operations                                    288,075         75,042

Capital shares transactions
   Net premiums                                                                       2,261,129        737,229
   Transfers of policy loans                                                                 (4)            19
   Transfers of surrenders                                                              (57,652)       (70,022)
   Transfers of death benefits                                                           (5,481)          (865)
   Transfers of other terminations                                                     (149,492)      (137,456)
   Interfund and net transfers to general account                                      (400,567)      (917,104)
                                                                                  -------------- --------------

     Net increase (decrease) in net assets from capital share transactions            1,647,933       (388,199)
                                                                                  -------------- --------------

Total increase (decrease) in net assets                                               1,936,008       (313,157)
                                                                                  -------------- --------------

Net assets at end of year                                                         $   4,747,553  $   2,811,545
                                                                                  -------------- --------------





The accompanying notes are an integral part of these financial statements.


                                      114

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Real Return Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     230,052 shares (cost $2,903,754) $   2,744,513       Dividend income                         $    105,919
                                                          Capital gains distributions                   72,424
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       178,343
NET ASSETS                            $   2,744,513     Expenses
                                      --------------
                                                          Administrative expense                         2,081
                                                          Mortality and expense risk                    34,049
                                                          Contract maintenance charge                      421
                                                                                                 --------------

                                                      Net investment income                            141,792

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments           (41,025)
                                                          Net unrealized depreciation on
                                                           investments                                (125,837)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                 $    (25,070)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   2,409,086  $   1,362,695

Net (decrease) increase in net assets resulting from operations                         (25,070)         9,259

Capital shares transactions
   Net premiums                                                                         730,872      1,071,731
   Transfers of policy loans                                                                 (2)            41
   Transfers of surrenders                                                              (60,029)       (65,376)
   Transfers of death benefits                                                          (96,307)             -
   Transfers of other terminations                                                      (40,700)       (28,560)
   Interfund and net transfers to general account                                      (173,337)        59,296
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         360,497      1,037,132
                                                                                  -------------- --------------

Total increase in net assets                                                            335,427      1,046,391
                                                                                  -------------- --------------

Net assets at end of year                                                         $   2,744,513  $   2,409,086
                                                                                  -------------- --------------





The accompanying notes are an integral part of these financial statements.


                                      115
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

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     209,256 shares (cost $3,066,167) $   3,021,598       Dividend income                          $    28,173
                                                          Capital gains distributions                  201,894
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                       230,067
NET ASSETS                            $   3,021,598     Expenses
                                      --------------
                                                          Administrative expense                           498
                                                          Mortality and expense risk                    37,103
                                                          Contract maintenance charge                       21
                                                                                                 --------------

                                                      Net investment income                            192,445

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments             13,567
                                                          Net unrealized appreciation on
                                                           investments                                  11,234
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                 $    217,246
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                   $   1,330,567      $       -

Net increase in net assets resulting from operations                                    217,246         51,950

Capital shares transactions
   Net premiums                                                                       1,285,936      1,230,700
   Transfers of policy loans                                                                (95)           (88)
   Transfers of surrenders                                                              (28,338)        (4,761)
   Transfers of death benefits                                                          (22,971)             -
   Transfers of other terminations                                                      (51,934)       (13,663)
   Interfund and net transfers to general account                                       291,187         66,429
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       1,473,785      1,278,617
                                                                                  -------------- --------------

Total increase in net assets                                                          1,691,031      1,330,567
                                                                                  -------------- --------------

Net assets at end of year                                                         $   3,021,598  $   1,330,567
                                                                                  -------------- --------------





The accompanying notes are an integral part of these financial statements.


                                      116

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Growth and Income Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     37,098 shares (cost $506,721)     $    516,031       Dividend income                          $     6,878
                                                          Capital gains distributions                   16,530
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        23,408
NET ASSETS                             $    516,031     Expenses
                                      --------------
                                                          Administrative expense                            11
                                                          Mortality and expense risk                     6,449
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                             16,948

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments             72,679
                                                          Net unrealized appreciation on
                                                           investments                                   9,793
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    99,420
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    216,287      $       -

Net increase in net assets resulting from operations                                     99,420          1,857

Capital shares transactions
   Net premiums                                                                         139,774        122,268
   Transfers of policy loans                                                               (497)             -
   Transfers of surrenders                                                                 (258)             -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                       (7,753)             -
   Interfund and net transfers to general account                                        69,058         92,162
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         200,324        214,430
                                                                                  -------------- --------------

Total increase in net assets                                                            299,744        216,287
                                                                                  -------------- --------------

Net assets at end of year                                                          $    516,031   $    216,287
                                                                                  -------------- --------------





The accompanying notes are an integral part of these financial statements.


                                      117

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Mid Cap Value Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     41,683 shares (cost $683,140)     $    670,680       Dividend income                          $     6,073
                                                          Capital gains distributions                   66,904
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        72,977
NET ASSETS                             $    670,680     Expenses
                                      --------------
                                                          Administrative expense                            81
                                                          Mortality and expense risk                     5,807
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                             67,089

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                738
                                                          Net unrealized depreciation on
                                                           investments                                  (3,950)
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    63,877
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    202,882      $       -

Net increase in net assets resulting from operations                                     63,877          4,172

Capital shares transactions
   Net premiums                                                                         364,216        157,864
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                 (130)            10
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                       (8,572)        (1,051)
   Interfund and net transfers to general account                                        48,407         41,887
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         403,921        198,710
                                                                                  -------------- --------------

Total increase in net assets                                                            467,798        202,882
                                                                                  -------------- --------------

Net assets at end of year                                                          $    670,680   $    202,882
                                                                                  -------------- --------------





The accompanying notes are an integral part of these financial statements.


                                      118

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Fasciano Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     15,210 shares (cost $216,475)     $    220,995       Dividend income                            $       -
                                                          Capital gains distributions                    5,477
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                         5,477
NET ASSETS                             $    220,995     Expenses
                                      --------------
                                                          Administrative expense                            59
                                                          Mortality and expense risk                     2,976
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                              2,442

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              2,622
                                                          Net unrealized appreciation on
                                                           investments                                   1,554
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     6,618
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                    $    183,788      $       -

Net increase in net assets resulting from operations                                      6,618          2,923

Capital shares transactions
   Net premiums                                                                          61,823        173,515
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                 (952)             -
   Transfers of death benefits                                                          (19,581)             -
   Transfers of other terminations                                                       (1,145)             -
   Interfund and net transfers to general account                                        (9,556)         7,350
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          30,589        180,865
                                                                                  -------------- --------------

Total increase in net assets                                                             37,207        183,788
                                                                                  -------------- --------------

Net assets at end of year                                                          $    220,995   $    183,788
                                                                                  -------------- --------------





The accompanying notes are an integral part of these financial statements.


                                      119

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Mid-Cap Growth Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     11,654 shares (cost $253,502)     $    268,275       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                             $    268,275     Expenses
                                      --------------
                                                          Administrative expense                            63
                                                          Mortality and expense risk                     2,389
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                               (2,452)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              3,298
                                                          Net unrealized appreciation on
                                                           investments                                  12,764
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    13,610
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                     $    35,486      $       -

Net increase in net assets resulting from operations                                     13,610          1,953

Capital shares transactions
   Net premiums                                                                          82,392         43,073
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                 (956)             -
   Transfers of death benefits                                                          (21,936)             -
   Transfers of other terminations                                                         (796)             -
   Interfund and net transfers to general account                                       160,475         (9,540)
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         219,179         33,533
                                                                                  -------------- --------------

Total increase in net assets                                                            232,789         35,486
                                                                                  -------------- --------------

Net assets at end of year                                                          $    268,275    $    35,486
                                                                                  -------------- --------------





The accompanying notes are an integral part of these financial statements.


                                      120
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

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Regency Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     11,288 shares (cost $177,216)     $    182,975       Dividend income                          $     2,079
                                                          Capital gains distributions                    8,618
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                        10,697
NET ASSETS                             $    182,975     Expenses
                                      --------------
                                                          Administrative expense                            43
                                                          Mortality and expense risk                     1,876
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                              8,778

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              2,137
                                                          Net unrealized appreciation on
                                                           investments                                   5,116
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    16,031
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                     $    81,221      $       -

Net increase in net assets resulting from operations                                     16,031          1,960

Capital shares transactions
   Net premiums                                                                          54,264         53,050
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (686)             -
   Interfund and net transfers to general account                                        32,145         26,211
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          85,723         79,261
                                                                                  -------------- --------------

Total increase in net assets                                                            101,754         81,221
                                                                                  -------------- --------------

Net assets at end of year                                                          $    182,975    $    81,221
                                                                                  -------------- --------------





The accompanying notes are an integral part of these financial statements.


                                      121
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

Midland National Life Insurance Company
Separate Account C
Premier VIT OpCap Small Cap Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     6,811 shares (cost $235,766)      $    250,243       Dividend income                            $       -
                                                          Capital gains distributions                      515
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                           515
NET ASSETS                             $    250,243     Expenses
                                      --------------
                                                          Administrative expense                            54
                                                          Mortality and expense risk                       969
                                                          Contract maintenance charge                       22
                                                                                                 --------------

                                                      Net investment loss                                 (530)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized losses on investments               (67)
                                                          Net unrealized appreciation on
                                                           investments                                  13,901
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    13,304
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                     $     8,790      $       -

Net increase in net assets resulting from operations                                     13,304            515

Capital shares transactions
   Net premiums                                                                          62,323          7,280
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                 (480)             -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                       166,306            995
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         228,149          8,275
                                                                                  -------------- --------------

Total increase in net assets                                                            241,453          8,790
                                                                                  -------------- --------------

Net assets at end of year                                                          $    250,243    $     8,790
                                                                                  -------------- --------------





The accompanying notes are an integral part of these financial statements.


                                      122
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

Midland National Life Insurance Company
Separate Account C
Premier VIT OpCap Renaissance Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     144,914 shares (cost $2,232,729) $   2,230,227       Dividend income                           $       84
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                            84
NET ASSETS                            $   2,230,227     Expenses
                                      --------------
                                                          Administrative expense                            34
                                                          Mortality and expense risk                       619
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                 (569)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                700
                                                          Net unrealized depreciation on
                                                           investments                                  (3,585)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                  $    (3,454)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                     $    29,448      $       -

Net (decrease) increase in net assets resulting from operations                          (3,454)           672

Capital shares transactions
   Net premiums                                                                          10,872         29,185
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                     2,193,361           (409)
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                       2,204,233         28,776
                                                                                  -------------- --------------

Total increase in net assets                                                          2,200,779         29,448
                                                                                  -------------- --------------

Net assets at end of year                                                         $   2,230,227    $    29,448
                                                                                  -------------- --------------





The accompanying notes are an integral part of these financial statements.


                                      123
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

Midland National Life Insurance Company
Separate Account C
Credit Suisse Global Small Cap Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $0)                   $       -       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         -
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                  -

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                  -
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                    $       -
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                          -              -

Capital shares transactions
   Net premiums                                                                               -              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                             -              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                               -              -
                                                                                  -------------- --------------

Total increase in net assets                                                                  -              -
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      124
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

Midland National Life Insurance Company
Separate Account C
Credit Suisse Trust Large Cap Value Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     7,876 shares (cost $128,456)      $    133,890       Dividend income                           $       68
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                            68
NET ASSETS                             $    133,890     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       504
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                 (436)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              1,023
                                                          Net unrealized appreciation on
                                                           investments                                   5,433
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     6,020
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                      6,020              -

Capital shares transactions
   Net premiums                                                                          36,797              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (764)             -
   Interfund and net transfers to general account                                        91,837              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         127,870              -
                                                                                  -------------- --------------

Total increase in net assets                                                            133,890              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $    133,890      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      125
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

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Appreciation Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $0)                   $       -       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         -
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                  -

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                  -
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                    $       -
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                          -              -

Capital shares transactions
   Net premiums                                                                               -              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                             -              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                               -              -
                                                                                  -------------- --------------

Total increase in net assets                                                                  -              -
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      126

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund International Value Porfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     2,038 shares (cost $35,900)        $    39,687       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                              $    39,687     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       255
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                 (255)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                477
                                                          Net unrealized appreciation on
                                                           investments                                   3,786
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     4,008
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                      4,008              -

Capital shares transactions
   Net premiums                                                                         236,510              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (380)             -
   Interfund and net transfers to general account                                      (200,451)             -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          35,679              -
                                                                                  -------------- --------------

Total increase in net assets                                                             39,687              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    39,687      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      127

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Socially Responsible Growth Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $0)                   $       -       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         -
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                  -

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                  -
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                    $       -
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                          -              -

Capital shares transactions
   Net premiums                                                                               -              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                             -              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                               -              -
                                                                                  -------------- --------------

Total increase in net assets                                                                  -              -
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      128

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust Managed Bond Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     4,132 shares (cost $83,501)        $    82,642       Dividend income                           $      193
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                           193
NET ASSETS                              $    82,642     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       204
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                  (11)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                  1
                                                          Net unrealized depreciation on
                                                           investments                                    (859)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                   $     (869)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net decrease in net assets resulting from operations                                       (869)             -

Capital shares transactions
   Net premiums                                                                           1,838              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                          (19)             -
   Interfund and net transfers to general account                                        81,692              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          83,511              -
                                                                                  -------------- --------------

Total increase in net assets                                                             82,642              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    82,642      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      129

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust All-Cap Equity Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     16,749 shares (cost $418,666)     $    430,616       Dividend income                           $       70
                                                          Capital gains distributions                    5,691
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                         5,761
NET ASSETS                             $    430,616     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                     2,120
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                              3,641

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                149
                                                          Net unrealized appreciation on
                                                           investments                                  11,950
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    15,740
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                     15,740              -

Capital shares transactions
   Net premiums                                                                          34,899              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (381)             -
   Interfund and net transfers to general account                                       380,358              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         414,876              -
                                                                                  -------------- --------------

Total increase in net assets                                                            430,616              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $    430,616      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      130

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust HY Bond Fund
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $0)                   $       -       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         -
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                  -

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                  -
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                    $       -
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                          -              -

Capital shares transactions
   Net premiums                                                                               -              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                             -              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                               -              -
                                                                                  -------------- --------------

Total increase in net assets                                                                  -              -
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      131

Midland National Life Insurance Company
Separate Account C
Van Kampen Life Investment Trust Growth and Income Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $05)                  $       -       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         -
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                  -

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                100
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                   $      100
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                        100              -

Capital shares transactions
   Net premiums                                                                          50,748              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                       (50,848)             -
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                            (100)             -
                                                                                  -------------- --------------

Total increase in net assets                                                                  -              -
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      132

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Emerging Markets Debt Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     2,147 shares (cost $17,951)        $    19,084       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                              $    19,084     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       118
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                 (118)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                 11
                                                          Net unrealized appreciation on
                                                           investments                                   1,134
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $     1,027
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                      1,027              -

Capital shares transactions
   Net premiums                                                                          18,243              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (186)             -
   Interfund and net transfers to general account                                             -              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          18,057              -
                                                                                  -------------- --------------

Total increase in net assets                                                             19,084              -
                                                                                  -------------- --------------

Net assets at end of year                                                           $    19,084      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      133

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Emerging Markets Equity Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     11,299 shares (cost $190,565)     $    220,426       Dividend income                           $       21
                                                          Capital gains distributions                       65
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                            86
NET ASSETS                             $    220,426     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       540
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                 (454)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                164
                                                          Net unrealized appreciation on
                                                           investments                                  29,861
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    29,571
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                     29,571              -

Capital shares transactions
   Net premiums                                                                           6,303              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (249)             -
   Interfund and net transfers to general account                                       184,801              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                         190,855              -
                                                                                  -------------- --------------

Total increase in net assets                                                            220,426              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $    220,426      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      134

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $0)                   $       -       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         -
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                  -

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                681
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                   $      681
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                        681              -

Capital shares transactions
   Net premiums                                                                         150,256              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                      (150,937)             -
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                            (681)             -
                                                                                  -------------- --------------

Total increase in net assets                                                                  -              -
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      135

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds U.S. Mid Cap Value Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     0 shares (cost $0)                   $       -       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                                $       -     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                         -
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment income                                  -

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments                567
                                                          Net unrealized appreciation on
                                                           investments                                       -
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                   $      567
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                        567              -

Capital shares transactions
   Net premiums                                                                         150,256              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                            -              -
   Interfund and net transfers to general account                                      (150,823)             -
                                                                                  -------------- --------------

     Net decrease in net assets from capital share transactions                            (567)             -
                                                                                  -------------- --------------

Total increase in net assets                                                                  -              -
                                                                                  -------------- --------------

Net assets at end of year                                                             $       -      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      136

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio
----------------------------------------------------------------------------------------
Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2006                                 Year Ended December 31, 2006
ASSETS
   Investment in Portfolio,                           INVESTMENT INCOME
     3,463 shares (cost $90,882)       $    100,767       Dividend income                            $       -
                                                          Capital gains distributions                        -
                                                                                                 --------------
LIABILITIES                                       -
                                      --------------
                                                                                                             -
NET ASSETS                             $    100,767     Expenses
                                      --------------
                                                          Administrative expense                             -
                                                          Mortality and expense risk                       936
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                      Net investment loss                                 (936)

                                                      REALIZED AND UNREALIZED GAINS
                                                       (LOSSES) ON INVESTMENTS
                                                          Net realized gains on investments              4,310
                                                          Net unrealized appreciation on
                                                           investments                                   9,885
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                  $    13,259
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2006 and 2005

                                                                                      2006           2005

Net assets at beginning of year                                                       $       -      $       -

Net increase in net assets resulting from operations                                     13,259              -

Capital shares transactions
   Net premiums                                                                         128,468              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                                    -              -
   Transfers of death benefits                                                                -              -
   Transfers of other terminations                                                         (189)             -
   Interfund and net transfers to general account                                       (40,771)             -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                          87,508              -
                                                                                  -------------- --------------

Total increase in net assets                                                            100,767              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $    100,767      $       -
                                                                                  -------------- --------------



The accompanying notes are an integral part of these financial statements.


                                      137

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies


        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of eight insurance products, each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"), MFS Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger American Fund ("FAM"), Calvert Variable Series, Inc. ("CAM"), AIM Variable Insurance Funds ("AIM"), LEVCO Series Trust ("LEVCO"), J.P. Morgan Series Trust II ("JP"), Rydex Variable Trust ("RYDEX"), ProFunds VP ("PF"), Van Eck Worldwide Insurance Trust ("VE"), Janus Aspen Series ("JANUS"), PIMCO Variable Insurance Trust ("PIMCO"), Goldman Sachs Variable Insurance Trust ("Goldman"), Neuberger Berman Advisors Management Trust ("Neuberger"), Premier VIT ("Premier"), Credit Suisse Trust ("CS"), the Dreyfus Variable Investment Fund ("Dreyfus"), the Direxion Insurance Trust ("Direxion"), the Van Kampen Life Investment Trust ("VKLIT") and the Van Kampen Universal Institutional Funds ("VKUIF"), (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.


        The VIPF III Value Strategies Portfolio, RYDEX Inverse Government Long Bond Fund, and the RYDEX Sector Rotation Fund were introduced effective May 1, 2004. The ACVP Inflation Protection Fund, ACVP Large Company Fund, ACVP Mid Cap Value Fund, ACVP Ultra Fund, RYDEX U.S. Government Money Market Fund, Premier OpCap Renaissance Portfolio, Premier OpCap Small Cap Portfolio, Neuberger Fasciano Portfolio, Neuberger Mid-Cap Growth Portfolio, Neuberger Regency Portfolio, Goldman Structured Small Cap Equity Fund, Goldman Growth and Income Fund, and Goldman Mid Cap Value Fund were introduced effective January 3, 2005. The following funds were all added effective May 1, 2006: CS Global Small Cap Portfolio, CS Large Cap Value Portfolio, AIM Basic Value Fund, AIM Real Estate Fund, AIM International Growth Fund, AIM Mid Cap Core Equity Fund, PF Access VP High Yield Fund, PF Asia 30, PF Banks, PF Basic Materials, PF Bear, PF Biotechnology, PF Bull, PF Consumer Goods, PF Consumer Services, PF Dow 30, PF Europe 30, PF Financials, PF Health Care, PF Industrials, PF Internet, PF Japan, PF Large-Cap Growth, PF Large-Cap Value, PF Mid-Cap Growth, PF Mid-Cap Value, PF Money Market, PF Oil & Gas, PF OTC, PF Pharmaceuticals, PF Precious Metals, PF Real Estate, PF Rising Rates Opportunity, PF Semiconductor, PF Short Dow 30, PF Short Mid-Cap, PF Short OTC, PF Short Small-Cap, PF Small-Cap, PF Small-Cap Growth, PF Small-Cap Value, PF Technology, PF Telecommunciations, PF U.S. Government Plus, PF UltraBull, PF UltraMid-Cap, PF Ultra OTC, PF Ultra Small-Cap, PF Utilities, RYDEX Dynamic Dow Fund, RYDEX Dynamic OTC Fund, RYDEX Dynamic S&P 500 Fund, RYDEX Inverse Dynamic Dow Fund, Dreyfus Appreciation Portfolio, Dreyfus International Value Portfolio, Dreyfus Socially Responsible Growth Fund, Direxion Managed Bond Fund, Direxion All-Cap Equity Fund, Direxion HY Bond Fund, VKLIT Growth and Income Portfolio, VKUIF Emerging Markets Debt Portfolio, VKUIF Emerging Markets Equity Portfolio, VK Mid Cap Growth Portfolio, VKUIF U.S. Mid Cap Value Portfolio, and VK U.S. Real Estate Portfolio. All other portfolios have been in existence for more than three years.


        Effective February 6, 2006, the LEVCO Series Trust Equity Value Fund was liquidated. This plan of liquidation and dissolution was approved by the Board of Trustees of LEVCO Series Trust on December 5, 2005. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.


        Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.


        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.


        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


2.      Expenses


        The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.


        o A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.


        o A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.


        o A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.


3.      Purchases and Sales of Investment Securities


        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2006 and 2005, were as follows:


                                                                      2006                                 2005
                                                       -----------------------------------  -----------------------------------
Portfolio                                                 Purchases           Sales            Purchases            Sales

Fidelity Variable Insurance Products
 Fund I
    Money Market Portfolio                                $ 28,098,087       $ 25,179,060       $ 21,112,140      $ 19,184,486
    High Income Portfolio                                   10,384,079          7,091,490          6,935,732         5,508,458
    Equity-Income Portfolio                                  7,877,702          6,163,404          3,255,283         5,466,264
    Growth Portfolio                                           877,658          5,385,390          1,245,090         6,531,958
    Overseas Portfolio                                       4,940,783          1,747,372          2,379,624         1,443,841
    Mid Cap Portfolio                                        4,866,486          3,626,611          3,668,262         1,895,184
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                                    338,992          1,049,860            366,095         1,687,543
    Investment Grade Bond Portfolio                          1,701,130          1,892,295          1,747,009         1,874,668
    Index 500 Portfolio                                     10,315,645          6,908,829          8,989,808         6,762,033
    Contrafund Portfolio                                    11,447,503          6,916,366          7,260,439         5,432,382
    Asset Manager: Growth Portfolio                            197,249            789,361            203,030           761,924
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                                       1,659,941          1,013,790            827,545           602,374
    Growth & Income Portfolio                                  752,838          1,577,583            497,450         1,462,650
    Growth Opportunities Portfolio                              93,821            663,111            145,102           669,369
    Value Strategies Portfolio                                 106,907             61,158            121,727             1,051
American Century Variable
 Portfolios, Inc.
    Balanced Fund                                              844,792            440,932            691,141           437,452
    Capital Appreciation Fund                                  780,592            628,674            459,536           467,344
    International Fund                                       4,650,217          3,585,082          8,076,234         1,838,748
    Value Fund                                               8,173,236          3,446,758          9,874,374         2,115,880
    Income & Growth Fund                                       398,907            473,019            261,990           316,632
    Inflation Protection Fund                                4,410,539            232,924             79,027             1,084
    Large Company Fund                                         837,925            284,552            128,825            15,215
    Mid Cap Value Fund                                         236,975             25,450             41,268             1,354
    Ultra Fund                                                  45,839            103,068            139,296             3,270
MFS Variable Insurance Trust
    Research Series                                          1,694,059          2,103,595            283,487           372,004
    Emerging Growth Series                                     174,104            762,211            338,361         1,177,340
    Investors Trust Series                                     325,564            424,079            132,036           207,360
    New Discovery Series                                       287,393            810,098            313,676         1,092,555
Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio                              3,398,966          3,020,892          2,302,447         1,813,275
    Mid-Cap Value Portfolio                                 11,551,226          9,321,285          7,541,814         2,664,272
    International Portfolio                                 11,443,734          1,625,219          1,240,458           344,105
Alger American Fund
    Growth Portfolio                                         5,695,208          1,452,544          5,003,902         1,020,935
    MidCap Growth Portfolio                                  3,288,902          1,204,868          2,716,703         1,376,877
    Leveraged AllCap Portfolio                               1,726,691          1,631,881            887,981           675,363
    Small Capitalization Portfolio                           1,794,887          1,223,057          1,564,298         1,000,631
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                          138,268             37,357            151,099           216,720
    Social Mid Cap Portfolio                                   128,805              9,835             75,193            11,601
    Social Equity Portfolio                                    623,225            422,153            201,895            15,942
AIM Variable Insurance Funds
    Technology Fund                                            155,476             27,218             18,035            52,767
    Utilities Fund                                           2,848,455          2,049,874          2,538,807           324,167
    Financial Services Fund                                    579,218            280,883            287,764           233,984
    Global Health Care Fund                                  1,909,784            885,848          1,468,707           329,354
    Basic Value Fund                                                 -                  -                  -                 -
    Real Estate Fund                                                 -                  -                  -                 -
    International Growth Fund                                  127,192             34,582                  -                 -
    Mid Cap Core Equity Fund                                       120                123                  -                 -
LEVCO Series Trust
    Equity Value Fund                                                -              2,406                 24                43
J.P. Morgan Series Trust II
    Bond Portfolio                                           3,328,811            872,892          2,834,147           491,200
    Small Company Portfolio                                    462,185            267,906            608,442           265,570
Rydex Variable Trust
    Nova Fund                                                  587,619            386,502            131,998            83,964
    OTC Fund                                                   946,837          1,190,281            366,319           245,312
    U.S. Government Money Market Fund                       22,182,133         20,825,347          1,623,592         1,575,113
    Inverse S&P 500 Fund                                       933,208            312,417            546,839            81,080
    Inverse OTC Fund                                         1,504,938          1,136,062            797,796           354,094
    Inverse Government Long Bond Fund                          482,376            425,188            832,190           672,006
    Sector Rotation Fund                                     2,024,858            233,632            185,498            86,172
    Government Long Bond Advantage                              48,689             47,157             62,220            19,887
    Dynamic Dow Fund                                         1,245,019          1,116,669                  -                 -
    Dynamic OTC Fund                                         8,435,402          8,738,158                  -                 -
    Dynamic S&P 500 Fund                                       247,952            231,650                  -                 -
    Inverse Dynamic Dow Fund                                10,197,615          6,025,136                  -                 -
ProFunds VP
    Access VP High Yield Fund                                  347,418              4,367                  -                 -
    Asia 30                                                    955,942            436,823                  -                 -
    Banks                                                       34,594             28,933                  -                 -
    Basic Materials                                             71,153             46,343                  -                 -
    Bear                                                       534,621            529,940                  -                 -
    Biotechnology                                              250,247            247,498                  -                 -
    Bull                                                     1,113,511            690,095                  -                 -
    Consumer Goods                                              17,063             17,068                  -                 -
    Consumer Services                                           77,194             76,264                  -                 -
    Dow 30                                                     406,806            319,433                  -                 -
    Europe 30                                                  166,200             90,797                  -                 -
    Financials                                                 107,147             33,763                  -                 -
    Health Care                                                135,074             61,473                  -                 -
    Industrials                                                 17,240             17,169                  -                 -
    Internet                                                    29,050             29,448                  -                 -
    Japan                                                    1,071,493            893,487                  -                 -
    Large-Cap Growth                                           336,615            306,827                  -                 -
    Large-Cap Value                                            466,087            174,603                  -                 -
    Mid-Cap Growth                                              56,643             34,469                  -                 -
    Mid-Cap Value                                              118,483             75,510                  -                 -
    Money Market                                            13,187,309         12,184,949                  -                 -
    Oil & Gas                                                  306,634            249,992                  -                 -
    OTC                                                        764,019            704,732                  -                 -
    Pharmaceuticals                                              6,746              4,141                  -                 -
    Precious Metals                                          2,804,871          2,842,276                  -                 -
    Real Estate                                                228,536             87,555                  -                 -
    Rising Rates Opportunity                                   367,580            343,484                  -                 -
    Semiconductor                                            1,119,369          1,076,136                  -                 -
    Short Dow 30                                                25,720             25,777                  -                 -
    Short Mid-Cap                                               20,317             20,235                  -                 -
    Short OTC                                                  559,444            553,367                  -                 -
    Short Small-Cap                                            189,684            133,776                  -                 -
    Small-Cap                                                2,048,436          1,187,454                  -                 -
    Small-Cap Growth                                           130,280            126,039                  -                 -
    Small-Cap Value                                            174,828             68,785                  -                 -
    Technology                                                  94,444             26,569                  -                 -
    Telecommunications                                         105,786             51,111                  -                 -
    U.S. Government Plus                                       177,482            175,307                  -                 -
    UltraBull                                                  358,040            222,059                  -                 -
    UltraMid-Cap                                             1,920,255          1,015,935                  -                 -
    UltraOTC                                                   103,781             83,192                  -                 -
    UltraSmall-Cap                                             120,661            122,548                  -                 -
    Utilities                                                  636,338             89,236                  -                 -
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                               7,646,442          4,351,498          4,331,331           926,424
    Worldwide Emerging Markets Fund                          6,610,816          1,816,653          1,129,033           141,567
    Worldwide Bond Fund                                        603,016            501,783            246,366           171,471
    Worldwide Real Estate Fund                               2,899,035          2,038,649          1,143,310           972,907
Janus Aspen Series
    Growth and Income Portfolio                                267,202             75,209            150,385            61,048
PIMCO Variable Insurance Trust
    Total Return Portfolio                                  13,063,469          2,625,065         11,488,216         1,871,290
    Low Duration Portfolio                                     556,782            538,428            316,648           127,853
    High Yield Portfolio                                     2,991,935          1,145,169          2,294,823         2,536,355
    Real Return Portfolio                                    1,720,024          1,217,739          1,595,708           507,219
Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund                         1,946,991            280,762          1,510,674           128,127
    Growth and Income Fund                                   3,022,677          2,805,405            287,244            71,384
    Mid Cap Value Fund                                         509,522             38,512            232,772            21,756
Neuberger Berman Advisors Management Trust
    Fasciano Portfolio                                          82,745             49,714            206,979            26,460
    Mid-Cap Growth Portfolio                                   260,505             43,778             44,520            11,174
    Regency Portfolio                                          152,804             58,303            101,156            20,215
Premier VIT
    OpCap Small Cap Portfolio                                  374,086            146,467              8,276                64
    OpCap Renaissance Portfolio                              2,217,408             13,745             34,834             6,198
Credit Suisse Trust
    Global Small Cap Portfolio                                       -                  -                  -                 -
    Large Cap Value Portfolio                                  183,464             56,031                  -                 -
Dreyfus Variable Investment Fund
    Appreciation Portfolio                                           -                  -                  -                 -
    International Value Portfolio                              236,511            201,087                  -                 -
    Socially Responsible Growth Portfolio                            -                  -                  -                 -
Direxion Insurance Trust
    Managed Bond Fund                                           83,722                221                  -                 -
    All-Cap Equity Fund                                        421,002              2,486                  -                 -
    HY Bond Fund                                                     -                  -                  -                 -
Van Kampen Life Investment Trust
    Growth and Income Portfolio                                 50,750             50,850                  -                 -
Van Kampen Universal Institutional Funds
    Emerging Markets Debt Portfolio                             18,244                304                  -                 -
    Emerging Markets Equity Portfolio                          349,092            158,691                  -                 -
    Mid Cap Growth Portfolio                                   150,266            150,947                  -                 -
    U.S. Mid Cap Value Portfolio                               150,266            150,833                  -                 -
    U.S. Real Estate Portfolio                                 128,981             42,408                  -                 -
                                                       ----------------  -----------------  -----------------  ----------------
                                                          $283,017,660       $192,494,846       $138,684,030      $ 88,886,369
                                                       ----------------  -----------------  -----------------  ----------------



4.      Summary of Changes from Unit Transactions


        Transactions in units for the years ended December 31, 2006 and 2005, were as follows:


                                                                   2006                                   2005
                                                     ------------------------------------   ------------------------------------
                                                                             Net Increase/                          Net Increase/
Portfolio                                            Purchases     Sales     (Decrease)     Purchases     Sales     (Decrease)

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                             2,359,098   2,104,636      254,462     1,797,183   1,607,226      189,957
   High Income Portfolio                                674,998     485,775      189,223       443,435     394,854       48,581
   Equity-Income Portfolio                              284,292     204,836       79,456       116,077     201,845      (85,768)
   Growth Portfolio                                      43,962     222,879     (178,917)       63,063     292,464     (229,401)
   Overseas Portfolio                                   292,966      87,868      205,098       175,921      88,376       87,545
   Mid Cap Portfolio                                    194,713     194,836         (123)      232,335     111,895      120,440
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                               13,187      56,117      (42,930)       13,409      89,295      (75,886)
   Investment Grade Bond Portfolio                       98,083     108,130      (10,047)       88,239     106,734      (18,495)
   Index 500 Portfolio                                  735,546     283,523      452,023       687,488     282,028      405,460
   Contrafund Portfolio                                 458,683     242,499      216,184       413,237     218,951      194,286
   Asset Manager: Growth Portfolio                        8,683      39,611      (30,928)        8,978      41,162      (32,184)
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                                   110,188      67,964       42,224        64,404      42,091       22,313
   Growth & Income Portfolio                             42,077      92,684      (50,607)       21,397      82,997      (61,600)
   Growth Opportunities Portfolio                         6,294      52,444      (46,150)       10,275      56,312      (46,037)
   Value Strategies Portfolio                             7,065       4,635        2,430        11,198          23       11,175
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                         52,068      28,538       23,530        56,154      31,244       24,910
   Capital Appreciation Fund                             53,447      37,299       16,148        32,300      31,200        1,100
   International Fund                                   310,686     229,157       81,529       689,356     142,305      547,051
   Value Fund                                           448,602     194,230      254,372       661,578     126,161      535,417
   Income & Growth Fund                                  27,923      33,604       (5,681)       18,342      22,969       (4,627)
   Inflation Protection Fund                            435,577      21,163      414,414         7,790          75        7,715
   Large Company Fund                                    73,915      23,896       50,019        12,375       1,456       10,919
   Mid Cap Value Fund                                    19,284       2,049       17,235         3,906         111        3,795
   Ultra Fund                                             4,841      10,594       (5,753)       13,785         310       13,475
MFS Variable Insurance Trust
   Research Series                                      139,052     168,762      (29,710)       24,260      31,588       (7,328)
   Emerging Growth Series                                15,153      61,066      (45,913)       27,212     103,756      (76,544)
   Investors Trust Series                                28,587      36,306       (7,719)       11,972      18,878       (6,906)
   New Discovery Series                                  15,301      41,262      (25,961)       21,599      66,403      (44,804)
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio                          223,882     210,329       13,553       144,147     122,716       21,431
   Mid-Cap Value Portfolio                              599,208     508,362       90,846       430,492     141,338      289,154
   International Portfolio                              569,488      96,948      472,540        94,072      26,926       67,146
Alger American Fund
   Growth Portfolio                                     555,232     146,448      408,784       535,178     110,583      424,595
   MidCap Growth Portfolio                              200,806      98,984      101,822       235,680     127,695      107,985
   Leveraged AllCap Portfolio                           177,287     184,598       (7,311)      118,755      92,366       26,389
   Small Capitalization Portfolio                       155,571     111,408       44,163       187,609     118,135       69,474
Calvert Variable Series, Inc.
   Social Small Cap Growth Portfolio                     14,829       3,415       11,414        15,310      22,053       (6,743)
   Social Mid Cap Portfolio                              11,811         652       11,159         7,152         775        6,377
   Social Equity Portfolio                               55,469      38,178       17,291        18,885         805       18,080
AIM Variable Insurance Funds
   Technology Fund                                       14,986       2,411       12,575         1,953       5,465       (3,512)
   Utilities Fund                                       178,743     144,944       33,799       184,501      23,014      161,487
   Financial Services Fund                               44,760      20,919       23,841        24,508      19,403        5,105
   Global Health Care Fund                              167,837      74,283       93,554       138,210      28,913      109,297
   Basic Value Fund                                           -           -            -             -           -            -
   Real Estate Fund                                           -           -            -             -           -            -
   International Growth Fund                             12,330       3,196        9,134             -           -            -
   Mid Cap Core Equity Fund                                  12          12            -             -           -            -
LEVCO Series Trust
   Equity Value Fund                                          -         206         (206)            -           1           (1)
J.P. Morgan Series Trust II
   Bond Portfolio                                       283,934      72,686      211,248       251,116      39,003      212,113
   Small Company Portfolio                               30,175      17,712       12,463        39,641      19,893       19,748
Rydex Variable Trust
   Nova Fund                                             49,996      32,797       17,199        11,941       7,490        4,451
   OTC Fund                                              84,790     103,513      (18,723)       32,907      22,667       10,240
   U.S. Government Money Market Fund                  2,210,713   2,076,843      133,870       169,132     164,014        5,118
   Inverse S&P 500 Fund                                 116,677      41,959       74,718        70,914       9,923       60,991
   Inverse OTC Fund                                     242,137     188,676       53,461       129,748      57,754       71,994
   Inverse Government Long Bond Fund                     50,649      48,309        2,340        96,655      77,767       18,888
   Sector Rotation Fund                                 146,024      16,964      129,060        15,554       7,060        8,494
   Government Long Bond Advantage                         4,898       4,838           60         5,831       1,973        3,858
   Dynamic Dow Fund                                     113,421     102,802       10,619             -           -            -
   Dynamic OTC Fund                                     927,907     916,231       11,676             -           -            -
   Dynamic S&P 500 Fund                                  22,973      21,319        1,654             -           -            -
   Inverse Dynamic Dow Fund                           1,105,004     655,645      449,359             -           -            -
ProFunds VP
   Access VP High Yield Fund                             34,126         365       33,761             -           -            -
   Asia 30                                               91,438      41,143       50,295             -           -            -
   Banks                                                  3,316       2,779          537             -           -            -
   Basic Materials                                        7,264       4,654        2,610             -           -            -
   Bear                                                  54,908      54,908            -             -           -            -
   Biotechnology                                         23,700      23,562          138             -           -            -
   Bull                                                 104,805      64,848       39,957             -           -            -
   Consumer Goods                                         1,574       1,574            -             -           -            -
   Consumer Services                                      7,298       7,166          132             -           -            -
   Dow 30                                                36,975      28,980        7,995             -           -            -
   Europe 30                                             16,306       8,881        7,425             -           -            -
   Financials                                            10,087       3,154        6,933             -           -            -
   Health Care                                           12,813       5,797        7,016             -           -            -
   Industrials                                            1,728       1,728            -             -           -            -
   Internet                                               2,893       2,893            -             -           -            -
   Japan                                                109,482      93,500       15,982             -           -            -
   Large-Cap Growth                                      32,156      29,261        2,895             -           -            -
   Large-Cap Value                                       43,198      16,268       26,930             -           -            -
   Mid-Cap Growth                                         5,832       3,514        2,318             -           -            -
   Mid-Cap Value                                         11,396       7,493        3,903             -           -            -
   Money Market                                       1,306,747   1,207,401       99,346             -           -            -
   Oil & Gas                                             30,134      24,655        5,479             -           -            -
   OTC                                                   74,187      68,472        5,715             -           -            -
   Pharmaceuticals                                          608         385          223             -           -            -
   Precious Metals                                      349,749     343,193        6,556             -           -            -
   Real Estate                                           19,175       7,436       11,739             -           -            -
   Rising Rates Opportunity                              39,876      37,606        2,270             -           -            -
   Semiconductor                                        122,407     117,457        4,950             -           -            -
   Short Dow 30                                           2,727       2,727            -             -           -            -
   Short Mid-Cap                                          1,991       1,991            -             -           -            -
   Short OTC                                             55,432      55,432            -             -           -            -
   Short Small-Cap                                       19,083      13,600        5,483             -           -            -
   Small-Cap                                            204,389     118,412       85,977             -           -            -
   Small-Cap Growth                                      13,484      13,125          359             -           -            -
   Small-Cap Value                                       17,252       6,727       10,525             -           -            -
   Technology                                             9,127       2,542        6,585             -           -            -
   Telecommunications                                     9,259       4,473        4,786             -           -            -
   U.S. Government Plus                                  15,938      15,938            -             -           -            -
   UltraBull                                             32,153      19,974       12,179             -           -            -
   UltraMid-Cap                                         201,663     106,333       95,330             -           -            -
   UltraOTC                                               9,890       8,085        1,805             -           -            -
   UltraSmall-Cap                                        12,384      12,384            -             -           -            -
   Utilities                                             54,080       7,593       46,487             -           -            -
Van Eck Worldwide Insurance Trust
   Worldwide Hard Assets Fund                           291,080     174,788      116,292       224,455      45,826      178,629
   Worldwide Emerging Markets Fund                      265,598      81,640      183,958        61,930       7,268       54,662
   Worldwide Bond Fund                                   48,299      40,921        7,378        18,225      12,898        5,327
   Worldwide Real Estate Fund                           139,933     101,970       37,963        62,524      47,573       14,951
Janus Aspen Series
   Growth and Income Portfolio                           17,691       4,620       13,071        11,128       4,232        6,896
PIMCO Variable Insurance Trust
   Total Return Portfolio                             1,152,893     227,139      925,754     1,043,983     157,299      886,684
   Low Duration Portfolio                                52,183      52,352         (169)       29,565      11,834       17,731
   High Yield Portfolio                                 226,818      91,613      135,205       184,185     216,648      (32,463)
   Real Return Portfolio                                138,718     107,297       31,421       132,861      39,956       92,905
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund                     157,103      22,663      134,440       137,532      11,846      125,686
   Growth and Income Fund                               255,205     234,928       20,277        27,856       7,005       20,851
   Mid Cap Value Fund                                    36,658       2,849       33,809        20,098       1,904       18,194
Neuberger Berman Advisors Management Trust
   Fasciano Portfolio                                     7,319       4,201        3,118        20,533       2,921       17,612
   Mid-Cap Growth Portfolio                              21,168       3,432       17,736         4,165       1,026        3,139
   Regency Portfolio                                     12,887       4,881        8,006         9,180       2,145        7,035
Premier VIT
   OpCap Small Cap Portfolio                             35,355      13,387       21,968           867           -          867
   OpCap Renaissance Portfolio                          211,122       1,336      209,786         3,744         659        3,085
Credit Suisse Trust
   Global Small Cap Portfolio                                 -           -            -             -           -            -
   Large Cap Value Portfolio                             17,103       5,072       12,031             -           -            -
Dreyfus Variable Investment Fund
   Appreciation Portfolio                                     -           -            -             -           -            -
   International Value Portfolio                         23,503      19,747        3,756             -           -            -
   Socially Responsible Growth Portfolio                      -           -            -             -           -            -
Direxion Insurance Trust
   Managed Bond Fund                                      8,162           2        8,160             -           -            -
   All-Cap Equity Fund                                   44,053          40       44,013             -           -            -
   HY Bond Fund                                               -           -            -             -           -            -
Van Kampen Life Investment Trust
   Growth and Income Portfolio                            4,809       4,809            -             -           -            -
Van Kampen Universal Institutional Funds
   Emerging Markets Debt Portfolio                        1,798          18        1,780             -           -            -
   Emerging Markets Equity Portfolio                     36,716      16,850       19,866             -           -            -
   Mid Cap Growth Portfolio                              15,692      15,692            -             -           -            -
   U.S. Mid Cap Value Portfolio                          14,423      14,423            -             -           -            -
   U.S. Real Estate Portfolio                            11,537       3,346        8,191             -           -            -
                                                     ----------- ----------- ------------   ----------- ----------- ------------
                                                     21,786,676  14,930,375    6,856,301    10,679,990   6,011,481    4,668,509
                                                     ----------- ----------- ------------   ----------- ----------- ------------

5.    Financial Highlights


      The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.


      The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options. Investment options no longer available were excluded from the table.


                                                     December 31                              Year Ended December 31
                                   -----------------------------------------------  -----------------------------------------------
                                                   Unit Fair Value                   Investment    Expense Ratio     Total Return
                                                      Lowest to                       Income         Lowest to        Lowest to
                                       Units           Highest       Net Assets       Ratio*         Highest**        Highest***
                                   --------------- ---------------- --------------  ------------ ------------------ ---------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
          2006                          1,249,223  $9.78 to $14.13   $ 14,116,225         5.12%    0.85% - 1.45%    1.98% to 3.89%
          2005                            994,761   9.59 to 13.52      11,197,198         3.23%    0.95% - 1.55%    0.60% to 2.06%
          2004                            804,804   9.66 to 13.18       9,269,544         1.45%        1.40%        -1.55% to .25%
          2003                            620,731   9.85 to 13.39       8,015,449         1.18%        1.40%        -1.07% to 0.04%
          2002                            918,789   9.95 to 13.53      11,925,557         1.76%        1.40%        -0.50% to 0.50%

    High Income Portfolio
          2006                            743,506  10.79 to 15.82      11,094,651         8.79%    0.85% - 1.45%    7.97% to 9.93%
          2005                            554,283  10.04 to 14.42       7,633,404        14.78%    0.95% - 1.55%    -0.11% to 1.35%
          2004                            506,702  10.68 to 14.13       7,080,933         6.63%        1.40%        6.78% to 8.35%
          2003                            353,664  12.57 to 13.18       4,641,549         6.54%        1.40%        24.18% to 25.56%
          2002                            289,528  10.12 to 10.50       3,040,364        11.22%        1.40%        1.20% to 2.20%

    Equity-Income Portfolio
          2006                            845,708  11.84 to 33.64      21,533,997         3.18%    0.85% - 1.45%    16.10% to 18.78%
          2005                            766,252  11.61 to 28.39      19,079,671         1.66%    0.95% - 1.55%    2.82% to 4.58%
          2004                            852,020  10.84 to 27.16      21,298,544         1.50%        1.40%        8.32% to 10.18%
          2003                            809,226  10.45 to 24.73      19,428,803        -1.03%        1.40%        26.63% to 28.80%
          2002                            868,601   8.28 to 19.24      16,582,653         1.82%        1.40%      -18.13% to -16.40%

    Growth Portfolio
          2006                            728,962   9.63 to 24.56      16,227,378         0.40%    0.85% - 1.45%    3.77% to 5.54%
          2005                            907,879   9.28 to 23.24      19,624,890         0.50%    0.95% - 1.55%    2.75% to 4.51%
          2004                          1,137,280   9.03 to 22.31      24,015,824         0.26%        1.40%        .42% to 2.15%
          2003                          1,173,818   8.97 to 21.92      25,313,935         0.27%        1.40%        29.08% to 31.29%
          2002                          1,293,869   7.00 to 16.73      21,476,304         0.26%        1.40%      -31.10% to -29.40%

    Overseas Portfolio
          2006                            604,242  12.66 to 22.83      11,507,143         0.64%    0.85% - 1.45%    14.03% to 16.67%
          2005                            399,144  11.33 to 19.61       6,875,690         0.54%    0.95% - 1.55%    15.97% to 17.66%
          2004                            311,599  10.93 to 16.56       4,904,688         1.03%        1.40%        10.62 to 12.24%
          2003                            249,161  11.55 to 14.91       3,687,733         0.77%        1.40%        10.14 to 41.69%
          2002                            267,689   8.26 to 10.55       2,819,410         0.84%        1.40%      -21.39% to -16.60%

   Fidelity Variable Insurance Products
    Fund I (continued)
    Mid Cap Portfolio
          2006                            631,730  12.32 to 21.28      11,741,995         0.31%    0.85% - 1.45%    8.70% to 11.35%
          2005                            631,853  16.20 to 19.30      10,562,367         0.00%    0.95% - 1.55%    14.94% to 16.90%
          2004                            511,413  12.14 to 15.22       7,353,232         0.00%        1.40%        21.39% to 23.48%
          2003                            418,199  11.59 to 12.33       4,864,077         0.36%        1.40%        34.64% to 36.95%
          2002                            394,174   8.48 to 9.00        3,343,861         0.82%        1.40%      -11.08% to -10.00%

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
          2006                            197,867  10.76 to 19.79       3,709,259         2.75%    0.85% - 1.45%    4.60% to 6.12%
          2005                            240,797  10.66 to 18.70       4,256,029         2.86%    0.95% - 1.55%    1.33% to 2.80%
          2004                            316,683  10.52 to 18.23       5,555,667         2.77%        1.40%        2.68% to 4.18%
          2003                            357,542  10.31 to 17.53       6,119,650         3.69%        1.40%        15.28% to 16.67%
          2002                            392,463   8.99 to 15.07       5,895,389         4.06%        1.40%       -10.10% to -9.60%

    Investment Grade Bond Portfolio
          2006                            460,227  10.21 to 17.85       7,301,026         3.98%    0.85% - 1.45%    2.05% to 3.17%
          2005                            470,274  11.20 to 17.35       7,493,318         3.83%    0.95% - 1.55%    -0.17% to 0.93%
          2004                            488,769  10.21 to 17.20       7,927,639         4.18%        1.40%        2.07% to 3.20%
          2003                            502,957  10.99 to 16.72       8,132,050         5.76%        1.40%        2.81% to 3.95%
          2002                            561,266  10.69 to 16.12       9,016,171         3.38%        1.40%        6.90% to 8.80%

    Index 500 Portfolio
          2006                          2,088,561  11.34 to 31.53      38,168,761         1.51%    0.85% - 1.45%    11.39% to 14.35%
          2005                          1,636,538  10.17 to 27.63      30,237,864         1.62%    0.95% - 1.55%    1.83% to 3.57%
          2004                          1,231,078  10.37 to 26.36      27,086,408         1.21%        1.40%        7.45% to 9.30%
          2003                          1,015,223   9.65 to 24.51      23,640,567         1.45%        1.40%        24.75% to 26.88%
          2002                          1,076,030   7.82 to 19.36      20,680,848         1.37%        1.40%      -23.34% to -21.40%

    Contrafund Portfolio
          2006                          1,436,539  12.30 to 35.52      34,707,617         1.20%    0.85% - 1.45%    8.56% to 10.40%
          2005                          1,220,355  11.26 to 32.24      29,711,825         0.24%    0.95% - 1.55%    13.61% to 15.55%
          2004                          1,026,069  11.38 to 27.94      23,776,578         0.30%        1.40%        11.36% to 14.07%
          2003                            747,175  11.16 to 24.56      17,597,218         0.45%        1.40%        24.85% to 26.99%
          2002                            763,960   8.93 to 19.39      14,723,127         0.88%        1.40%       -10.70% to -9.80%

    Asset Manager: Growth Portfolio
          2006                            107,395  10.72 to 19.86       1,982,332         2.62%    0.85% - 1.45%    4.55% to 5.73%
          2005                            138,323  10.25 to 18.82       2,472,510         2.38%    0.95% - 1.55%    1.47% to 2.59%
          2004                            170,507  10.23 to 18.31       3,010,311         2.32%        1.40%        3.48% to 4.63%
          2003                            187,114  10.04 to 17.59       3,241,029         2.96%        1.40%        20.53% to 21.86%
          2002                            210,741   8.33 to 14.46       3,042,084         3.00%        1.40%      -16.72% to -16.30%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
          2006                            358,350  11.18 to 15.65       5,186,380         1.81%    0.85% - 1.45%    7.50% to 10.49%
          2005                            316,126  10.40 to 14.21       4,240,580         2.38%    0.95% - 1.55%    3.39% to 4.53%
          2004                            293,813   9.04 to 11.03       3,892,889         1.94%        1.40%        1.67% to 9.11%
          2003                            437,160   8.28 to 10.59       3,654,882         2.64%        1.40%       -26.60% to 16.30%
          2002                            267,058   9.02 to 11.29       3,009,183         3.01%        1.40%        -9.97% to -8.90%

   Fidelity Variable Insurance Products
    Fund III (continued)
    Growth & Income Portfolio
          2006                            319,002  11.73 to 18.02       5,359,635         0.90%    0.85% - 1.45%    10.62% to 11.84%
          2005                            369,609  10.60 to 16.15       5,679,533         1.52%    0.95% - 1.55%    5.23% to 6.39%
          2004                            431,209  10.38 to 22.85       6,339,830         0.86%        1.40%        -0.97% to 4.52%
          2003                            285,527  10.04 to 23.07       6,345,607         1.19%        1.40%        20.94% to 93.01%
          2002                            473,096   8.30 to 11.95       5,619,040         1.39%        1.40%      -17.81% to -16.20%

    Growth Opportunities Portfolio
          2006                            218,250  11.09 to 14.06       2,714,338         0.72%    0.85% - 1.45%    2.95% to 4.11%
          2005                            264,400  10.76 to 11.98       3,163,766         0.92%    0.95% - 1.55%    6.48%to 7.65%
          2004                            310,437  10.39 to 11.16       3,460,027         0.53%        1.40%        4.72% to 5.88%
          2003                            331,283  10.02 to 10.56       3,495,447         0.78%        1.40%        26.78% to 28.18%
          2002                            359,336   7.91 to 8.25        2,962,205         1.10%        1.40%      -22.90% to -20.10%

    Value Strategies Portfolio
          2006                             14,096  11.68 to 13.07         180,357         0.32%    0.85% - 1.45%    13.70% to 14.85%
          2005                             11,666  11.27 to 11.38         131,147         0.00%    0.95% - 1.55%    0.33% to 0.58%
          2004                                491  11.13 to 11.15           5,477         0.00%        1.40%        11.33% to 11.51%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
          2006                            193,087  10.98 to 16.39       2,721,274         3.25%    0.85% - 1.45%    7.21% to 8.57%
          2005                            169,557  10.22 to 15.17       2,280,885         1.74%    0.95% - 1.55%    2.20% to 3.95%
          2004                            144,647  10.68 to 14.65       1,956,955         1.52%        1.40%        6.90% to 8.74%
          2003                            127,057  10.48 to 13.54       1,651,386         2.21%        1.40%        16.34% to 18.33%
          2002                            100,196   8.99 to 11.50       1,134,803         2.59%        1.40%      -10.80% to -10.00%

    Capital Appreciation Fund
          2006                            163,486  13.09 to 18.44       2,790,968         0.00%    0.85% - 1.45%    14.12% to 16.07%
          2005                            147,338  11.47 to 15.96       2,250,330         0.00%    0.95% - 1.55%    18.88% to 20.91%
          2004                            146,238   9.65 to 13.25       1,874,949         0.00%        1.40%        4.76% to 6.56%
          2003                            154,400   9.11 to 12.50       1,900,213         0.00%        1.40%        17.33% to 19.34%
          2002                            175,195   7.89 to 10.52       1,843,106         0.00%        1.40%      -22.32% to -20.30%

    International Fund
          2006                          1,202,610  12.99 to 18.66      19,319,478         1.50%    0.85% - 1.45%    20.89% to 23.52%
          2005                          1,121,081  10.71 to 15.21      14,670,145         0.79%    0.95% - 1.55%    10.16% to 12.04%
          2004                            574,030  11.02 to 13.67       6,909,663         0.37%        1.40%        11.77% to 13.69%
          2003                            282,763   9.93 to 11.43       3,152,421         0.61%        1.40%        21.11% to 23.19%
          2002                            236,246   8.38 to 9.31        2,194,937         0.91%        1.40%      -21.46% to -15.80%

    Value Fund
          2006                          1,327,624  11.62 to 24.02      22,186,291         1.19%    0.85% - 1.45%    14.24% to 17.37%
          2005                          1,073,252  10.13 to 20.53      15,891,584         0.67%    0.95% - 1.55%    2.38% to 3.87%
          2004                            537,835  11.05 to 19.14       8,507,010         1.33%        1.40%        8.88% to 13.09%
          2003                            318,778  10.89 to 17.58       5,235,552        -4.32%        1.40%        25.76% to 27.59%
          2002                            275,011   8.72 to 13.83       3,780,653         0.93%        1.40%      -13.83% to -11.70%

   American Century Variable
    Portfolios, Inc. (continued)
    Income & Growth Fund
          2006                            150,359  12.26 to 14.87       2,183,446         1.67%    0.85% - 1.45%    14.06% to 15.71%
          2005                            156,040  10.17 to 12.88       1,976,669         1.94%    0.95% - 1.55%    2.05% to 3.53%
          2004                            160,667  10.88 to 12.48       1,982,945         1.38%        1.40%        9.90% to 11.51%
          2003                            149,200  10.07 to 11.21       1,664,473         1.24%        1.40%        26.13% to 27.97%
          2002                            155,113   7.95 to 8.79        1,360,528         1.12%        1.40%      -20.48% to -19.50%

    Inflation Protection Fund
          2006                            422,129   9.79 to 10.14       4,238,722         2.60%    0.85% - 1.45%    -0.50% to 0.80%
          2005                              7,715   9.97 to 10.06          77,284         2.94%    0.95% - 1.55%    0.29% to 0.56%

    Large Company Value Fund
          2006                             60,938  11.86 to 12.41         743,780         0.01%    0.85% - 1.45%    17.41% to 18.64%
          2005                             10,919  10.27 to 10.46         113,823         3.51%    0.95% - 1.55%    3.45% to 4.59%

    Mid Cap Value Fund
          2006                             21,030  11.90 to 12.89         267,706         0.79%    0.85% - 1.45%    17.91% to 19.02%
          2005                              3,795  10.27 to 10.46          40,885         1.09%    0.95% - 1.55%    7.22% to 8.27%

    Ultra Fund
          2006                              7,722   9.34 to 9.70           73,873         0.00%    0.85% - 1.45%    -4.89% to -4.27%
          2005                             13,475  10.02 to 10.08         135,615         0.00%    0.95% - 1.55%    0.21% to 0.81%

   MFS Variable Insurance Trust
    Research Series
          2006                            133,728  11.30 to 12.72       1,696,625         0.48%    0.85% - 1.45%    7.97% to 9.09
          2005                            163,438  10.46 to 11.67       1,904,433         0.44%    0.95% - 1.55%    5.39% to 6.56%
          2004                            170,766  10.59 to 11.00       1,871,359         1.03%        1.40%        13.22% to 14.47%
          2003                            201,579   9.36 to 9.60        1,934,761         0.61%        1.40%        21.85% to 23.19%
          2002                            232,509   7.68 to 7.81        1,815,487         0.27%        1.40%      -25.60% to -22.40%

    Emerging Growth Series
          2006                            275,180  10.95 to 12.17       3,331,261         0.00%    0.85% - 1.45%    5.49% to 6.55%
          2005                            321,093  10.38 to 11.55       3,658,112         0.00%    0.95% - 1.55%    6.72% to 7.90%
          2004                            397,637   9.73 to 10.63       4,209,271         0.00%        1.40%        10.43% to 11.65%
          2003                            442,493   8.81 to 9.54        4,210,784         0.00%        1.40%        27.30% to 28.71%
          2002                            485,900   6.92 to 7.43        3,607,932         0.00%        1.40%      -34.70% to -30.10%

    Investors Trust Series
          2006                             83,070  11.55 to 14.49       1,002,513         0.46%    0.85% - 1.45%    10.35% to 11.69%
          2005                             90,789  10.46 to 11.29         983,202         0.52%    0.95% - 1.55%    4.86% to 6.01%
          2004                             97,695  10.21 to 10.65         999,679         0.60%        1.40%        8.86% to 10.07%
          2003                            103,106   9.30 to 9.67          960,505         0.61%        1.40%        19.37% to 20.68%
          2002                            104,280       7.72              805,128         0.54%        1.40%           -22.08%

    New Discovery Series
          2006                            172,674  10.50 to 21.58       3,301,036         0.00%    0.85% - 1.45%    10.67% to 11.81%
          2005                            198,635   9.65 to 19.33       3,468,007         0.00%    0.95% - 1.55%    2.91% to 4.04%
          2004                            243,439   9.38 to 18.63       4,112,196         0.00%        1.40%        4.05% to 5.20%
          2003                            230,657   9.06 to 17.74       3,800,017         0.00%        1.40%        30.73% to 32.17%
          2002                            191,827   6.97 to 13.45       2,575,428         0.00%        1.40%      -32.61% to -30.30%

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
          2006                            498,240  11.31 to 18.93       8,238,862         1.28%    0.85% - 1.45%    11.66% to 12.93%
          2005                            484,687  10.12 to 16.36       7,029,244         0.97%    0.95% - 1.55%    1.16% to 2.27%
          2004                            463,256  11.00 to 16.06       6,785,235         0.91%        1.40%        10.36% to 11.59%
          2003                            338,512  10.42 to 14.47       4,795,295         0.65%        1.40%        29.12% to 30.55%
          2002                            331,907   8.11 to 11.20       3,705,477         0.54%        1.40%      -19.21% to -18.00%

    Mid-Cap Value Portfolio
          2006                          1,081,769  11.10 to 26.00      20,205,528         0.62%    0.85% - 1.45%    8.76% to 11.19%
          2005                            990,923  10.18 to 23.50      17,624,110         0.50%    0.95% - 1.55%    5.40% to 7.20%
          2004                            701,769  11.92 to 21.78      12,518,427         0.35%        1.40%        19.95% to 22.56%
          2003                            367,886  11.15 to 18.00       6,333,734         1.61%        1.40%        22.18% to 24.28%
          2002                            327,453   9.10 to 14.64       4,778,242         0.57%        1.40%       -11.02% to -7.80%

   Lord Abbett Series Fund, Inc.
    (continued)
    International Portfolio
          2006                            604,646  13.98 to 25.76      11,995,450         0.65%        1.40%        25.76% to 27.87%
          2005                            132,106  11.00 to 18.01       1,794,133         0.00%        1.40%        23.33% to 25.44%
          2004                             64,960   8.95 to 14.36         667,361         0.15%        1.40%        17.54% to 20.77%
          2003                             38,428   7.41 to 12.02         312,400         1.71%        1.40%        38.96% to 41.34%
          2002                             31,302   8.54 to 9.16          166,638         0.96%        1.40%      -18.90% to -14.60%

   Alger American Fund
    Growth Portfolio
          2006                          1,266,890   7.40 to 14.97      13,115,819         0.11%        1.40%        1.90% to 4.17%
          2005                            858,105   7.13 to 14.47       8,175,898         0.21%        1.40%        9.39% to 10.98%
          2004                            433,510   6.63 to 13.13       3,435,637         0.00%        1.40%        2.99% to 6.81%
          2003                            290,474   6.21 to 9.31        1,959,549         0.00%        1.40%        32.42% to 33.88%
          2002                            163,085   4.66 to 6.96          771,430         0.03%        1.40%      -33.91% to -30.40%

    MidCap Growth Portfolio
          2006                            635,555  10.63 to 17.97       7,711,018         0.00%        1.40%        6.74% to 9.08%
          2005                            533,733   9.78 to 16.59       5,892,219         0.00%        1.40%        7.23% to 8.79%
          2004                            425,748   9.09 to 15.36       4,209,562         0.00%        1.40%        10.36% to 12.10%
          2003                            354,611   8.11 to 10.66       2,972,166         0.00%        1.40%        44.80% to 46.40%
          2002                            167,404   5.56 to 7.28          935,814         0.00%        1.40%      -30.56% to -27.20%

    Leveraged AllCap Portfolio
          2006                            442,733   7.62 to 17.01       4,039,989         0.00%        1.40%        16.48% to 18.18%
          2005                            450,044   6.48 to 11.64       3,306,488         0.00%        1.40%        11.74% to 13.37%
          2004                            423,655   5.75 to 10.24       2,713,011         0.00%        1.40%        5.62% to 7.16%
          2003                            491,299   5.39 to 9.15        2,811,775         0.00%        1.40%        31.53% to 33.45%
          2002                            400,307   4.05 to 6.85        1,631,790         0.01%        1.40%      -34.90% to -31.50%

    Small Capitalization Portfolio
          2006                            362,386   8.84 to 21.19       4,086,459         0.00%        1.40%        16.94% to 18.87%
          2005                            318,223   7.47 to 14.20       2,904,163         0.00%        1.40%        13.83% to 15.78%
          2004                            248,749   6.51 to 12.26       1,934,269         0.00%        1.40%        13.51% to 15.42%
          2003                            217,497   5.64 to 10.62       1,410,934         0.00%        1.40%        38.63% to 41.00%
          2002                             65,579   4.02 to 7.53          270,449         0.00%        1.40%      -27.23% to -24.70%

   Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio
          2006                             35,627   9.09 to 9.73          338,904         0.00%        1.40%        -1.29% to -0.10%
          2005                             24,213   9.27 to 9.74          232,495         0.00%        1.40%       -11.09 to -10.02%
          2004                             30,956  10.48 to 10.83         332,424         0.00%        1.40%        8.10% to 9.41%
          2003                              6,583   9.73 to 9.90           65,030         2.42%        1.40%        36.75% to 38.26%
          2002                                 20       7.15                  146         6.85%        1.40%           -28.50%

    Social Mid Cap Portfolio
          2006                             22,996  10.31 to 11.64         255,320         0.00%        1.40%        4.56% to 5.91%
          2005                             11,837   9.84 to 10.99         123,445         0.00%        1.40%        -1.71% to -0.53%
          2004                              5,460  10.70 to 11.05          59,589         0.00%        1.40%        7.00% to 8.30%
          2003                                544  10.02 to 10.20           5,524         0.00%        1.40%        29.01% to 30.43%

    Social Equity Portfolio
          2006                             40,666  11.22 to 12.44         483,891         0.00%        1.40%        7.88% to 9.03%
          2005                             23,375  10.40 to 11.41         247,884         0.09%        1.40%        2.94% to 3.56%
          2004                              5,295  10.84 to 11.02          57,708         0.13%        1.40%        5.51% to 6.14%
          2003                                521  10.34 to 10.38           5,406         0.04%        1.40%        20.72% to 21.02%

   AIM Variable Insurance Funds
    Technology Fund
          2006                             26,981  10.09 to 11.34         289,421         0.00%        1.40%        8.23% to 9.42%
          2005                             14,406   9.48 to 10.33         139,987         0.00%        1.40%        0.11% to 1.21%
          2004                             17,918   9.47 to 9.99          172,341         0.00%        1.40%        2.50% to 3.64%
          2003                              7,213   9.24 to 9.41           67,333         0.00%        1.40%        42.35% to 43.92%
          2002                              1,314   6.49 to 6.54            8,530         0.00%        1.40%      -35.10% to -34.60%

    Utilities Fund
          2006                            252,748  13.70 to 20.23       4,339,663         3.79%        1.40%        22.49% to 24.24%
          2005                            218,949  11.14 to 16.60       2,971,253         3.38%        1.40%        14.47% to 15.73%
          2004                             57,462  11.80 to 12.16         693,638         3.36%        1.40%        21.04% to 22.39%
          2003                             20,520   9.83 to 9.93          202,674         1.85%        1.40%        15.67% to 16.36%
          2002                              1,995       8.50               16,989         1.05%        1.40%           -15.00%

    Financial Services Fund
          2006                             84,044  12.14 to 14.34       1,147,269         1.80%        1.40%        13.30% to 15.37%
          2005                             60,203  10.63 to 12.43         723,185         1.43%        1.40%        3.40% to 4.91%
          2004                             55,098  10.32 to 11.85         633,789         0.80%        1.40%        6.09% to 7.65%
          2003                             46,512  10.68 to 11.01         500,730         0.52%        1.40%        26.95% to 28.36%
          2002                             20,988   8.36 to 8.57          175,773         1.31%        1.40%      -16.40% to -14.30%

    Global Health Care Fund
          2006                            291,241  11.04 to 13.63       3,414,611         0.00%        1.40%        2.79% to 4.22%
          2005                            197,687  10.74 to 13.17       2,239,972         0.00%        1.40%        5.59% to 7.13%
          2004                             88,390  10.14 to 10.85         946,167         0.00%        1.40%        5.01% to 6.55%
          2003                             51,706   9.75 to 10.24         524,042         0.00%        1.40%        25.19% to 26.58%
          2002                             13,434   7.79 to 8.13          108,413         0.00%        1.40%      -22.10% to -18.70%

    Basic Values Fund
          2006                                  -                              --       N/A            1.40%             N/A

    Real Estate Fund
          2006                                  -                              --       N/A            1.40%             N/A

    International Growth Fund
          2006                              9,134  10.99 to 11.03         100,464         1.76%        1.40%        9.90% to 10.30%

    Mid Cap Core Equity Fund
          2006                                  -                              --       N/A            1.40%             N/A

   LEVCO Series Trust
    Equity Value Fund
          2005                                206       11.19               2,307         0.09%        1.40%            6.98%
          2004                                207       10.46               2,169         1.65%        1.40%            12.15%
          2003                                208       9.35                1,944         1.79%        1.40%            25.54%
          2002                                585   7.36 to 7.40            4,305         0.00%        1.40%      -26.40% to -26.00%

   J.P. Morgan Series Trust II
    Bond Portfolio
          2006                            563,408  10.14 to 11.81       6,330,747         3.64%        1.40%        1.59% to 3.14%
          2005                            352,160   9.97 to 11.45       3,847,233         2.71%        1.40%        0.38% to 1.84%
          2004                            140,047  10.22 to 11.25       1,543,797         2.43%        1.40%        1.81% to 3.30%
          2003                             30,003  10.68 to 10.89         325,639         0.41%        1.40%        1.61% to 2.74%
          2002                              1,978  10.55 to 10.60          20,971         0.00%        1.40%        5.50% to 6.00%

    Small Company Portfolio
          2006                             93,749  11.38 to 19.13       1,364,533         0.00%        1.40%        11.21% to 13.89%
          2005                             81,286  10.21 to 13.25       1,046,207         0.00%        1.40%        0.72% to 2.44%
          2004                             61,538  12.36 to 16.62         782,569         0.00%        1.40%        23.84% to 25.96%
          2003                              6,850   9.83 to 10.27          70,024         0.00%        1.40%        32.43% to 34.69%
          2002                                483       7.59                3,671         0.00%        1.40%           -24.10%

   Rydex Variable Trust
    Nova Fund
          2006                             51,136  12.03 to 17.47         668,932         1.49%        1.40%        16.88% to 18.17%
          2005                             33,937  10.29 to 11.23         378,434         0.29%        1.40%        1.86% to 2.99%
          2004                             29,486  10.59 to 10.90         320,069         0.06%        1.40%        12.29% to 13.54%
          2003                             18,786   9.50 to 9.60          180,338         0.00%        1.40%        37.05% to 37.88%
          2002                                345       6.97                2,402         0.00%        1.40%           -30.30%

    OTC Fund
          2006                              9,955  10.96 to 12.47         121,670         0.00%        1.40%        3.59% to 4.79%
          2005                             28,678  10.57 to 11.90         330,607         0.00%        1.40%        -0.93% to 0.23%
          2004                             18,438  10.67 to 11.88         214,797         0.00%        1.40%        -2.18% to 8.31%
          2003                              5,611  10.81 to 10.97          61,229         0.00%        1.40%        42.83% to 44.04%
          2002                                313   7.59 to 7.61            2,383         0.00%        1.40%      -24.10% to -23.80%

    U.S. Gov't Money Market Fund
          2006                            165,366   9.26 to 10.19       1,658,965         3.57%        1.40%        1.79% to 2.83%
          2005                             31,496   9.51 to 9.91          302,179         3.89%        1.40%        -0.05% to 1.05%
          2004                             26,378   9.52 to 9.80          253,699         0.01%        1.40%        -1.80% to -0.71%
          2003                          1,003,060   9.69 to 9.88        9,803,585         0.00%        1.40%        -0.93% to -2.02%
          2002                            128,887   9.89 to 9.93        1,281,208         0.04%        1.40%        -1.10% to -0.70%

    Inverse S&P 500 Fund
          2006                            157,517   5.84 to 8.12        1,084,903         9.69%        1.40%        -9.21% to -8.38%
          2005                             82,799   6.57 to 8.91          625,625         0.00%        1.40%        -2.29% to -1.71%
          2004                             21,808   7.65 to 9.10          168,312         0.00%        1.40%      -11.59% to -11.06%
          2003                              4,840   8.66 to 8.74           42,136         0.00%        1.40%      -24.75% to -24.37%

    Inverse OTC Fund
          2006                            208,961   5.09 to 9.07        1,218,459         7.25%        1.40%        -3.26% to -2.48%
          2005                            155,500   5.37 to 6.04          930,436         0.00%        1.40%        -0.28% to 0.32%
          2004                             83,506   5.92 to 6.02          498,864         0.00%        1.40%      -13.19% to -12.67%
          2003                              4,752   6.83 to 6.89           32,595         0.19%        1.40%      -38.27% to -37.96%

    Inverse Government Long Bond
          2006                             61,292   8.46 to 10.05         551,726         4.20%        1.40%        4.44% to 7.13%
          2005                             58,952   8.10 to 9.48          493,205         0.00%        1.40%        -8.35% to -6.13%
          2004                             40,064   8.83 to 8.97          358,892         1.19%        1.40%      -11.67% to -10.25%

    Sector Rotation Fund
          2006                            140,146  12.12 to 14.09       1,947,239         0.00%        1.40%        9.50% to 10.34%
          2005                             11,086  12.63 to 12.77         140,761         0.00%        1.40%        12.08% to 12.64%
          2004                              2,592  11.30 to 11.34          29,334         0.00%        1.40%        13.02% to 13.39%

    Government Long Bond Advantage
          2006                              3,918   9.86 to 10.22          39,663         2.87%        1.40%        -6.45% to -4.04%
          2005                              3,858  10.54 to 10.65          40,972         2.72%        1.40%        5.37% to 6.52%

    Dynamic Dow Fund
          2006                             10,619  11.56 to 11.65         123,294         0.15%        1.40%        15.60% to 16.50%

    Dynamic OTC Fund
          2006                             11,676  10.05 to 10.13         117,882         0.08%        1.40%        0.50% to 1.30%

    Dynamic S&P 500 Fund
          2006                              1,654  11.24 to 11.32          18,607         1.80%        1.40%        12.40% to 13.20%

    Inverse Dynamic Dow Fund
          2006                            449,359   8.48 to 8.56        3,811,981         2.95%        1.40%      -15.20% to -14.40%

   ProFunds VP
    Access VP High Yield Fund
          2006                             33,761  10.06 to 10.11         340,470         2.16%        1.40%        0.60% to 1.10%

    Asia 30
          2006                             50,295  11.34 to 11.48         576,421         0.01%        1.40%        13.40% to 14.80%

    Banks
          2006                                537       10.68               5,728         0.01%        1.40%            6.80%

    Basic Materials
          2006                              2,610   9.89 to 9.92           25,826         0.00%        1.40%        -1.10% to -0.80%

    Bear
          2006                                  -                -              -       N/A            1.40%             N/A

    Biotechnology
          2006                                138  10.15 to 10.16           1,405         0.00%        1.40%        1.50% to 1.60%

    Bull
          2006                             39,957  10.71 to 10.79         429,651         0.00%        1.40%        7.10% to 7.90%

    Consumer Goods
          2006                                  -                -              -       N/A            1.40%             N/A

    Consumer Services
          2006                                132  10.73 to 10.74           1,405         0.00%        1.40%        7.30% to 7.40%

    Dow 30
          2006                              7,995  11.21 to 11.27          89,881         0.00%        1.40%        12.10% to 12.70%

    Europe 30
          2006                              7,425  10.30 to 10.41          77,028         0.04%        1.40%        3.00% to 4.10%

    Financials
          2006                              6,933  10.91 to 11.00          75,657         0.00%        1.40%        9.10% to 10.00%

    Health Care
          2006                              7,016  10.63 to 10.69          74,635         0.00%        1.40%        6.30% to 6.90%

    Industrials
          2006                                  -                -              -       N/A            1.40%             N/A

    Internet
          2006                                  -                -              -       N/A            1.40%             N/A

    Japan
          2006                             15,982  10.25 to 10.36         165,495         0.00%        1.40%        2.50% to 3.60%

    Large-Cap Growth
          2006                              2,895       10.62              30,738         0.00%        1.40%            6.20%

    Large-Cap Value
          2006                             26,930  10.81 to 10.91         292,871         0.00%        1.40%        8.10% to 9.10%

    Mid-Cap Growth
          2006                              2,318   9.67 to 9.68           22,439         0.00%        1.40%        -3.30% to -3.20%

    Mid-Cap Value
          2006                              3,903   9.96 to 10.04          39,179         0.04%        1.40%        -0.40% to 0.40%

    Money Market
          2006                             99,346  10.03 to 10.17       1,002,360         3.25%        1.40%        0.30% to 1.70%

    Oil & Gas
          2006                              5,479  10.28 to 10.33          56,387         0.00%        1.40%        2.80% to 3.30%

    OTC
          2006                              5,715  10.16 to 10.21          58,096         0.00%        1.40%        1.60% to 2.10%

    Pharmaceuticals
          2006                                223       10.91               2,437         0.01%        1.40%            9.10%

    Precious Metals
          2006                              6,556   8.60 to 8.64           56,464         0.00%        1.40%      -14.00% to -13.60%

    Real Estate
          2006                             11,739  11.87 to 11.95         139,592         1.09%        1.40%        18.70 to 19.50%

    Rising Rates Opportunity
          2006                              2,270   9.25 to 9.27           20,989         0.03%        1.40%        -7.50% to -7.30%

    Semiconductor
          2006                              4,950   9.02 to 9.06           44,681         0.00%        1.40%        -9.80% to -9.40%

    Short Dow 30
          2006                                  -                -              -       N/A            1.40%             N/A

    Short MidCap
          2006                                  -                -              -       N/A            1.40%             N/A

    Short OTC
          2006                                  -                -              -       N/A            1.40%             N/A

    Short Small-Cap
          2006                              5,483   9.73 to 9.80           53,546         0.00%        1.40%        -2.70% to -2.00%

    Small-Cap
          2006                             85,977   9.97 to 10.07         861,558         0.00%        1.40%        -0.30% to 0.70%

    Small-Cap Growth
          2006                                359       9.73                3,498         0.00%        1.40%            -2.70%

    Small-Cap Value
          2006                             10,525  10.12 to 10.20         107,255         0.00%        1.40%        1.20% to 2.00%

    Technology
          2006                              6,585  10.29 to 10.38          67,807         0.00%        1.40%        2.90% to 3.80%

    Telecommunications
          2006                              4,786  11.76 to 11.86          56,344         0.01%        1.40%        17.60% to 18.60%

    U.S. Government Plus
          2006                                  -                -              -       N/A            1.40%             N/A

    UltraBull
          2006                             12,179  11.25 to 11.31         137,179         0.00%        1.40%        12.50% to 13.10%

    UltraMid-Cap
          2006                             95,330   9.36 to 9.47          897,937         0.00%        1.40%        -6.40% to -5.30%

    UltraOTC
          2006                              1,805       10.10              18,224         0.00%        1.40%            1.00%

    UltraSmall-Cap
          2006                                  -                -              -       N/A            1.40%             N/A

    Utilities
          2006                             46,487  11.72 to 11.82         545,070         0.00%        1.40%        17.20% to 18.20%

   Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund
          2006                            394,139   9.86 to 33.95      11,138,867         0.06%        1.40%        -1.40% to 23.33%
          2005                            277,847  13.55 to 27.72       6,443,636         0.16%        1.40%        48.61% to 50.24%
          2004                             99,218  12.45 to 16.61       1,586,192         0.22%        1.40%        21.46% to 22.80%
          2003                             28,092  11.00 to 13.52         367,790         0.11%        1.40%        42.14% to 43.71%
          2002                              4,743   8.53 to 9.41           40,460         0.00%        1.40%       -14.70% to -5.90%

    Worldwide Emerging Markets Fund
          2006                            273,734  16.34 to 34.19       7,680,258         0.37%        1.40%        36.22% to 38.20%
          2005                             89,776  11.95 to 24.92       1,851,439         0.42%        1.40%        29.33% to 30.75%
          2004                             35,114  12.10 to 16.04         556,621         0.19%        1.40%        23.33% to 24.70%
          2003                              6,647  12.71 to 12.86          85,231         0.83%        1.40%        51.07% to 52.73%
          2002                             15,809   8.39 to 8.41          132,276         0.00%        1.40%      -16.30% to -15.90%

    Worldwide Bond Fund
          2006                             28,977  10.07 to 13.55         362,344         6.62%        1.40%        4.35% to 5.53%
          2005                             21,599   9.67 to 12.84         269,269         5.99%        1.40%        -4.99% to -3.95%
          2004                             16,272  10.78 to 13.37         215,311         3.08%        1.40%        6.93% to 8.12%
          2003                              3,943  12.20 to 12.37          48,670         0.00%        1.40%        15.77% to 17.05%

    Worldwide Real Estate Fund
          2006                            125,028  11.50 to 28.67       2,673,648         1.14%        1.40%        28.15% to 25.15%
          2005                             87,065  12.01 to 22.11       1,822,059         2.00%        1.40%        18.56% to 19.87%
          2004                             72,114  12.65 to 18.44       1,317,507         0.41%        1.40%        33.44% to 34.92%
          2003                             11,826  13.50 to 13.67         161,110         0.00%        1.40%        31.77% to 33.23%

   Janus Aspen Series
    Growth and Income Portfolio
          2006                             32,765  11.67 to 15.90         501,607         2.07%        1.40%        5.90% to 7.07%
          2005                             19,694  11.02 to 14.85         287,883         0.71%        1.40%        10.06% to 11.27%
          2004                             12,798  10.88 to 13.35         169,492         0.90%        1.40%        9.66% to 10.88%
          2003                              2,291  11.96 to 12.03          27,500         0.52%        1.40%        19.57% to 20.36%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
          2006                          2,349,280   9.97 to 10.99      25,087,201         4.46%        0.014        0.20% to 2.90%
          2005                          1,423,526   9.93 to 10.68      14,845,904         3.60%        1.40%        0.02% to 1.48%
          2004                            536,842  10.27 to 10.53       5,595,939         1.90%        1.40%        2.39% to 3.89%
          2003                            116,643  10.06 to 10.13       1,179,472         3.59%        1.40%        0.58% to 1.32%

    Low Duration Portfolio
          2006                             74,616   9.43 to 10.39         758,175         3.83%        0.014        0.32% to 2.97%
          2005                             74,785   9.40 to 10.09         743,875         2.85%        1.40%        -1.03% to 0.06%
          2004                             57,054   9.90 to 10.09         569,018         1.79%        1.40%        -0.22% to 0.88%
          2003                             12,373   9.92 to 10.00         123,317         0.67%        1.40%        19.57% to 20.36%

    High Yield Portfolio
          2006                            370,875  10.72 to 13.18       4,747,553         6.64%        0.014        5.51% to 8.03%
          2005                            235,670  10.10 to 12.20       2,811,545         6.20%        1.40%        0.69% to 3.13%
          2004                            268,133  10.76 to 11.83       3,124,701         5.13%        1.40%        5.18% to 8.50%
          2003                            214,024  10.82 to 10.90       2,328,621         1.93%        1.40%        8.22% to 9.01%

    Real Return Portfolio
          2006                            245,471   9.94 to 11.44       2,744,513         4.11%        0.014        -2.60% to -0.26%
          2005                            214,050  10.07 to 11.47       2,409,086         2.77%        1.40%        0.02% to 1.13%
          2004                            121,145  10.59 to 11.34       1,362,695         1.20%        1.40%        6.70% to 7.88%
          2003                             35,875  10.46 to 10.50         375,938         2.62%        1.40%        4.32% to 5.09%

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
          2006                            260,126   9.90 to 11.88       3,021,598         1.29%        1.40%        8.75% to 11.13%
          2005                            125,686  10.07 to 10.69       1,330,567         0.45%        1.40%        4.00% to 6.86%

    Growth and Income Fund
          2006                             41,128  12.10 to 12.63         516,031         1.88%        1.40%        20.16% to 21.56%
          2005                             20,851  10.07 to 10.39         216,287         1.78%        1.40%        3.57% to 3.93%

    Mid Cap Value Fund
          2006                             52,003  12.33 to 13.06         670,680         1.39%        1.40%        13.85% to 15.17%
          2005                             18,194  10.83 to 11.31         202,882         0.71%        1.40%        12.46% to 13.40%

   Nueberger Berman Advisors Management Trust
    Fasciano Portfolio
          2006                             20,730  10.51 to 10.74         220,995         0.00%        1.40%        3.52% to 4.17%
          2005                             17,612  10.21 to 10.31         183,670         0.37%        1.40%        2.09% to 3.05%

    Mid-Cap Growth Portfolio
          2006                             20,875  12.49 to 12.95         268,275         0.00%        1.40%        12.22% to 13.70%
          2005                              3,139  11.13 to 11.39          35,486         0.00%        1.40%        13.49% to 13.89%

    Regency Portfolio
          2006                             15,041  10.18 to 12.36         182,975         1.57%        1.40%        8.92% to 10.16%
          2005                              7,035  11.10 to 11.22          81,016         0.07%        1.40%        11.03% to 12.24%

   Premier VIT
    OpCap Small Cap Portfolio
          2006                             22,835  10.41 to 12.62         250,243         0.00%        1.40%        21.70% to 23.26%
          2005                                867   9.54 to 9.55            8,790         0.00%        1.40%        0.53% to 0.63%

    OpCap Renaissance Portfolio
          2006                            212,871  10.30 to 10.80       2,230,227         0.01%        1.40%        8.99% to 10.58%
          2005                              3,085  10.05 to 10.37          29,448         0.00%        1.40%        -4.62% to -4.53%

   Credit Suisse Trust
    Global Small Cap Portfolio
          2006                                  -                -              -       N/A            1.40%             N/A

    Large Cap Value Portfolio
          2006                             12,031  11.12 to 11.16         133,890         0.10%        1.40%        11.20% to 11.60%

   Dreyfus Variable Investment Fund
    Appreciation Portfolio
          2006                                  -                -              -       N/A            1.40%             N/A

    International Value Portfolio
          2006                              3,756  10.56 to 10.57          39,687         0.00%        1.40%        5.60% to 5.70%

    Socially Responsible Growth Fund
          2006                                  -                -              -       N/A            1.40%             N/A

   Direxion Insurance Trust
    Managed Bond Fund
          2006                              8,160  10.06 to 10.14          82,642         0.47%        1.40%        0.60% to 1.40%

    All-Cap Equity Fund
          2006                             44,013   9.74 to 9.81          430,616         0.03%        1.40%        -2.60% to -1.90%

    HY Bond Fund
          2006                                  -                -              -       N/A            1.40%             N/A

   Van Kampen Life Investment Trust
    Growth and Income Portfolio
          2006                                  -                -              -       N/A            1.40%             N/A

   Van Kampen Universal Institutional Funds
    Emerging Markets Debt Portfolio
          2006                              1,780  10.71 to 10.72          19,084         0.00%        1.40%        7.10% to 7.20%

    Emerging Markets Equity Portfolio
          2006                             19,866  11.04 to 11.11         220,426         0.02%        1.40%        10.40% to 11.10%

    Mid Cap Growth Portfolio
          2006                                  -                -              -       N/A            1.40%             N/A

    U.S. Mid Cap Value Portfolio
          2006                                  -                -              -       N/A            1.40%             N/A

    U.S. Real Estate Portfolio
          2006                              8,191  12.29 to 12.36         100,767         0.00%        1.40%        22.90% to 23.60%


      * The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.


      ** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


      *** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.

                                                         Part C

                                                   OTHER INFORMATION

 Item 24.

(a)  Financial Statements


Financial statements are included in Part B of the Registration Statement


(b)  Exhibits:


     (1)  Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of
          Separate Account C  (3)

     (2)  Not Applicable

     (3)  (a) Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons
              Securities (6)

          (b) Registered Representative Contract  (16)

     (4)  (a) Form of Flexible Premium Deferred Variable Annuity Contract (6)
          (b) Form of the Bonus Credit Rider (12)
          (c) Form of the Surrender Charge Rider (12)
          (d) Form of the Minimum Premium Rider (12)
          (e) Form of the Guaranteed Minimum Death Benefit Rider (12)
          (f) Form of the Higher Education Rider (12)
          (g) Form of the Estate Planning Rider (12)
          (h) Form of the Charitable Remainder Trust Endorsement (12)
          (i) Form of the Guaranteed Minimum Withdrawal Benefit Rider (10)
          (j) Form of the Guaranteed Income 5 Rider (13)
          (k) Form of the Guaranteed Income Select Rider (13)
          (l) Form of the contract's Additional Benefits Provided By Endorsement Or Rider Page for Guaranteed
              Income 5 and Guaranteed Income Select Riders (13)

     (5)   (a)Form of Application for Flexible Premium Deferred Variable Annuity Contract (17)

     (6)   (a)Articles of Incorporation of Midland National Life Insurance Company (3)

           (b) By-laws of Midland National Life Insurance Company  (3)

     (7)   Form of Reinsurance Agreement for contracts issued under this Registration Statement. (8)


     (8)  (a) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I
              and VIP II. (14)

          (b) Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance
              Products Fund, and Variable Products Fund II.  (2)

          (c) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III.

              (15)

          (d) Form of Participation Agreement between Midland National Life Insurance Company and American
              Century Investment Services Inc. (15)


          (e) Form of Participation Agreement between Midland National Life Insurance Company and Massachusetts
              Financial Variable  Insurance Trusts. (4)


          (f) Form of Participation Agreement between Midland National Life Insurance Company and Lord Abbett
              Series Funds, Inc. (4)

          (g) Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger
              Management, Inc.  (5)

          (h) Amendments to Participation Agreement for Lord Abbett Series Funds, Inc.  (1)

          (i)   Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products
              Fund III.  (5)


          (j) Form of Participation Agreement between Midland National Life Insurance Company and Van Eck
              Associates Corporation. (6)


          (k) Form of Participation Agreement between Midland National Life Insurance Company and Pacific
              Investment Management Company LLC.         (7)

          (l) Form of Participation Agreement between Midland National Life Insurance Company and Rydex Global
              Advisors. (8)


          (m) Form of Participation Agreement between Midland National Life Insurance Company and J.P. Morgan
              Investment Management, Inc. (8)

          (n) Form of Participation Agreement between Midland National Life Insurance Company and Calvert Asset
              Management Company, Inc. (8)


          (o) Form of Participation Agreement between Midland National Life Insurance Company and Janus Capital
              Management LLC. (8)

          (p) Amendments to Participation Agreement between Midland National Life Insurance Company and Van
              Eck.  (8)

          (q) Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex
              Global Advisors.  (9)

          (r) Amendment to Participation Agreement between Midland National Life Insurance Company and Van
              Eck.  (10)
          (s) Form of Participation Agreement between Midland National Life Insurance Company and Goldman
              Sachs Variable Insurance Trust.  (11)

          (t) Form of Participation Agreement between Midland National Life Insurance Company and PIMCO
              Advisors VIT.  (11)

          (u) Form of Participation Agreement between Midland National Life Insurance Company and Neuberger
              Berman Advisers Management Trust.  (11)


          (v) Form of Participation Agreement between Midland National Life Insurance Company and AIM
              Distributors, Inc. (18)


          (w) Form of Premier VIT Novation Agreement to PIMCO Participation Agreement. (19)

          (x) AIM Fund Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between Midland National
              Life Insurance Company and A I M Investment Services, Inc. (21)

          (y) Rule 22c-2 Agreement between Midland National Life Insurance Company and Fred Alger & Company, Inc. (21)

          (z) Shareholder Information Agreement between Midland National Life Insurance Company and American Century
              Investment Services, Inc. (21)

          (aa)Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc. (21)

          (bb)SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and
              Fidelity Distributors Corporation. (21)

          (cc)Variable Annuity Shareholder Information Agreement between Midland National Life Insurance Company and
              Goldman Sachs Variable Insurance Trust. (21)

          (dd)SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and
              J.P. Morgan Investment Management, Inc (21)

          (ee)SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and
              Janus Capital Management LLC. (21)

          (ff)Rule 22c-2 Agreement between Midland National and Lord Abbett Distributor LLC. (21)

          (gg)Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc. (21)

          (hh)Rule 22c-2 Shareholder Information Access Agreement between Midland National and Neuberger
              Berman Management Inc. (21)

          (ii)Rule 22c-2 Amendment to Participation Agreement between Midland National and Allianz Global Investors Distributors,
              Inc., principal underwriters for Premier VIT and PIMCO Variable Insurance Trust. (21)

          (jj)Rule 22c-2 Agreement between Midland National and Rydex Distributors, Inc. (21)

          (kk)Shareholder Information Agreement between Midland National and Van Eck Securities Corporation. (21)


     (9)  (a) Opinion and Consent of Counsel (20)
          (b) Power of Attorney (20)


     (10) (a) Consent of Sutherland Asbill & Brennan, LLP (20)
          (b) Consent of Independent Registered Public Accounting Firm (20)


     (11) Not Applicable

     (12) Not Applicable

     (13) Performance Data Calculations  (8)


----------------------

(1)   Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form S-6 on August 31, 1999 (File No. 333-80975)

(2)   Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)

(3)   Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016).

(4)   Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on April 30, 1999 (File No. 33-64016)

(5)   Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

(6)   Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on January 14, 2002 (File No. 333-71800)

(7)   Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 29, 2003 (File No. 333-14061)

(8)   Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)

(9)   Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 29, 2004 (File No. 333-108437)

(10)  Incorporated herein by reference to Post-Effective Amendment No. 5 for form N-4 on November 24, 2004 (File No. 333-108437)

(11)  Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-4 on April 29, 2005 (File No. 333-108437)

(12)  Incorporated herein by reference to Post-Effective Amendment No. 7 for Form N-4 on June 23, 2005 (File No. 333-71800)

(13)  Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on November 30, 2005 (File No. 333-71800)

(14)  Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)

(15)  Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)

(16)  Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2004 (File No. 333-119088)

(17)  Incorporated herein by reference to Initial Filing for Form N-4 on September 2, 2003 (File No. 333-108437)

(18)  Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on April 26, 2006 (File No.

     333-58300)

(19)  Incorporated herein by reference to Post-Effective Amendment No. 10 for Form N-4 on April 28, 2006 (File No.
     333-108437).
(20)  Filed herewith
(21) To be filed by amendment


Item 25. Directors and Officers of the Depositor

---------------------------------------------------------------------- -----------------------------------------------------
Name and Principal Business Address*                                   Position and Offices with Depositor
---------------------------------------------------------------------- -----------------------------------------------------
Michael Masterson................................................      Chief Executive Officer - Chairman
---------------------------------------------------------------------- -----------------------------------------------------
John Craig.......................................................      Senior Vice President - Director
---------------------------------------------------------------------- -----------------------------------------------------
Robert Korba.....................................................      Director
---------------------------------------------------------------------- -----------------------------------------------------

David E. Sams....................................................      Director

---------------------------------------------------------------------- -----------------------------------------------------
Steven C. Palmitier..............................................      President and Chief Operating Officer - Director
---------------------------------------------------------------------- -----------------------------------------------------
Stephen P. Horvat, Jr***......................................         Senior Vice President - Legal
---------------------------------------------------------------------- -----------------------------------------------------
Donald J. Iverson.............................................         Senior Vice President and Corporate Actuary -
                                                                       Director
---------------------------------------------------------------------- -----------------------------------------------------
Melody Jensen.................................................         Vice President, General Counsel and Secretary
---------------------------------------------------------------------- -----------------------------------------------------
Thomas M. Meyer...............................................         Senior Vice President and Chief Financial Officer
---------------------------------------------------------------------- -----------------------------------------------------
Gary J. Gaspar***................................................      Senior Vice President and Chief Information Officer
---------------------------------------------------------------------- -----------------------------------------------------
Esfandyar Dinshaw**..............................................      President, Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------
Gary W. Helder...................................................      Vice President, Administration
---------------------------------------------------------------------- -----------------------------------------------------

Robert W. Buchanan...............................................      Vice President, New Business and Underwriting

---------------------------------------------------------------------- -----------------------------------------------------
Timothy A. Reuer.................................................      Vice President, Product Development
---------------------------------------------------------------------- -----------------------------------------------------

Robert Tekolste**................................................      Senior Vice President, Operations

---------------------------------------------------------------------- -----------------------------------------------------

Tracy Kirchhoff***...............................................      Assistant Vice President and Deputy Compliance
                                                                       Officer

---------------------------------------------------------------------- -----------------------------------------------------
Kevin Bachmann...................................................      Senior Vice President, Sales, and Chief Marketing
                                                                       Officer
---------------------------------------------------------------------- -----------------------------------------------------
Gregory Helms....................................................      2nd Vice President, Policy Administration
---------------------------------------------------------------------- -----------------------------------------------------

Cindy Reed**.....................................................      Senior Vice President and Chief Marketing Officer,
                                                                       Annuity Division

---------------------------------------------------------------------- -----------------------------------------------------

Ron Markway**....................................................      Vice President, New Business - Annuity Division

---------------------------------------------------------------------- -----------------------------------------------------
Michael Yanacheak**..............................................      2nd Assistant Vice President, Product
                                                                       Development, Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------

Lance Larsen**...................................................      2nd Vice President, Broker/Dealer Distribution -
                                                                       Annuity Division

---------------------------------------------------------------------- -----------------------------------------------------
Teri Ross**......................................................      Assistant Vice President, Variable Annuity
                                                                       Services, Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------

Don Lyons**......................................................      Vice PresidentAnnuity Finance

---------------------------------------------------------------------- -----------------------------------------------------
Richard T. Hicks.................................................      Assistant Vice President, Policy Administration
---------------------------------------------------------------------- -----------------------------------------------------

Randy D Shaull...................................................      Associate Actuary - Product Development

---------------------------------------------------------------------- -----------------------------------------------------
*    Unless noted otherwise, the principal business address for each officer and director is One Midland Plaza, Sioux
     Falls, SD 57193-9991
**   Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266
***  525 W. Van Buren, Chicago, IL 60607

Item 26.

Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises,
Inc.  The Registrant is a segregated asset account of Midland.  Sammons Enterprises, Inc. is owned by The Charles A.
Sammons 1987 Charitable Remainder Trust Number Two.  Other direct or indirect subsidiaries of Sammons
Enterprises, Inc. (SEI) are:

  ----------------------------------------------------------- --------------------------- --------------------------
                                                                                              Percent Of Voting
  Name                                                        Jurisdiction                    Securities Owned
  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Communications, Inc.                                Delaware                           100% by SEI
    Named changed to Sammons Capital, Inc. as of
    7/5/06

  ----------------------------------------------------------- --------------------------- --------------------------

  Consolidated Investment Services, Inc. (CISI)               Nevada                             100% by SEI

  ----------------------------------------------------------- --------------------------- --------------------------

  MH Imports, Inc                                             Delaware                          100% by CISI
    Incorporated 4/27/06

  ----------------------------------------------------------- --------------------------- --------------------------

  Mykonos 6420 LP                                                                              74.25% by CISI
    Established 6/14/05                                       Texas                             1% by Sponsor
                                                                                               Investment, LLC

  ----------------------------------------------------------- --------------------------- --------------------------
  Richmond Holding Company, LLC                               Delaware                           5% by CISI
                                                                                                 95% by SEI
  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Financial Group, Inc. (SFG)                         Delaware                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  Midland National Life Insurance Company (MNL)               Iowa                               100% by SFG

  ----------------------------------------------------------- --------------------------- --------------------------
  SFG Reinsurance Company                                     South Carolina                     100% by MNL
  ----------------------------------------------------------- --------------------------- --------------------------

  North American Company for Life and Health Insurance        Illinois                           100% by SFG

  (NACOLAH)
  ----------------------------------------------------------- --------------------------- --------------------------
  North American Company for Life and Health Insurance

  of New York - sold to Wilton Reassurance Life Company                                          100% by SFG
  of New York 9/27/06                                         New York

  ----------------------------------------------------------- --------------------------- --------------------------
  NACOLAH Ventures, L.L.C.                                    Delaware                         99% by NACOLAH
                                                                                                  1% by SFG
  ----------------------------------------------------------- --------------------------- --------------------------

  Parkway Holdings, Inc. (PHI)                                Delaware                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  Parkway Mortgage, Inc.                                      Delaware                           100% by PHI

  ----------------------------------------------------------- --------------------------- --------------------------

  CH Holdings, Inc.                                           Delaware                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Corporation                                         Texas                             100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  Otter, Inc.                                                 Oklahoma                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  Cathedral Hill Hotel, Inc.                                  Delaware                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Power Development, Inc. (SPDI)                      Delaware                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  Gila Bend Power Partners,  L.L.C.                           Delaware                           50% by SPDI

  ----------------------------------------------------------- --------------------------- --------------------------

  H2O Distribution, Inc.                                      Arkansas                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Distribution Holdings, Inc. (SDHI)                  Delaware                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  Mylon C. Jacobs Supply Co.                                  Oklahoma                              100%
     Merged into SDHI as of 6/26/06

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons CTP, Inc.                                           Pennsylvania                      100% by SDHI

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons VPC, Inc.                                           Delaware                          100% by SDHI

  ----------------------------------------------------------- --------------------------- --------------------------

     Opus 5949 LLC                                            Texas                            75% by Sammons
                                                                                                  VPC, Inc.

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons BW, Inc.                                            Delaware                          100% by SDHI

  ----------------------------------------------------------- --------------------------- --------------------------

  TMIS, Inc.                                                  Texas                            100% by Sammons
                                                                                                  BW, Inc.

  ----------------------------------------------------------- --------------------------- --------------------------
  Abastecedora de Services Industriales y Productos S.A.                                      99.9% by Sammons
  de C.V.  (ASPI)                                                                                 BW, Inc.

     Dissolved 12/31/06                                       Mexico                          0.01% TMIS, Inc.

  ----------------------------------------------------------- --------------------------- --------------------------

  Briggs ITD Corp.                                            Delaware                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  Briggs Equipment Trust (BET)                                Delaware                       100% by Briggs ITD
                                                                                                    Corp.

  ----------------------------------------------------------- --------------------------- --------------------------

  Briggs Equipment Mexico, Inc.                               Delaware                           100% by BET

  ----------------------------------------------------------- --------------------------- --------------------------

  Briggs International, Inc. (BII)                            Delaware                          100% by CISI
    Incorporated 6/21/06

  ----------------------------------------------------------- --------------------------- --------------------------

  Briggs Equipment UK Limited                                 United Kingdom                     100% by BII
    Established 8/3/06

  ----------------------------------------------------------- --------------------------- --------------------------
  Montecargas Yale de Mexico S. A. de C.V. (YALESA)                                             99% by Briggs
                                                                                               Equipment Trust
                                                              Mexico                            1% by Briggs
                                                                                           Equipment Mexico, Inc.
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment S.A. de C.V. (BESA)                                                          99% by Briggs
                                                                                               Equipment Trust
                                                              Mexico                            1% by Briggs
                                                                                           Equipment Mexico, Inc.
  ----------------------------------------------------------- --------------------------- --------------------------

  Briggs Construction Equipment, Inc.                         Delaware                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  Crestpark LP, Inc.                                          Delaware                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  Crestpark Holding, Inc.                                     Delaware                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Venture Properties, Inc.                            Delaware                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Realty Corporation (SRC)                            Delaware                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  FIRE, LLC established 6/13/06
    Name changed to SRI Ventures, LLC as of                   Delaware                           99% by SRC
    12/19/06

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Income Properties, Inc.                             Delaware                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  GBH Venture Co., Inc.                                       Delaware                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  Jack Tar Grand Bahama Limited                               Bahamas                               100%
    Ceased doing business as of 9/7/05

  ----------------------------------------------------------- --------------------------- --------------------------

  The Grove Park Inn Resort, Inc.  (GPIRI)                    Delaware                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  Fitzgerald Realty, LLC established 9/15/06
    Name changed to GPI Ventures, LLC as of                   Delaware                          100% by GPIRI
    12/11/06

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Tours, Inc.                                         Delaware                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Securities, Inc.                                    Delaware                           100% by SFG

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Securities Company, L.L.C.                          Delaware                           50% by SSI

  ----------------------------------------------------------- --------------------------- --------------------------

  Herakles Investments, Inc. (HII)                            Delaware                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------

  Sponsor Investments, L.L.C.                                 Texas                              75% by HII

  ----------------------------------------------------------- --------------------------- --------------------------

  SG Reliant Investors, LLC                                   Delaware                         80% by NACOLAH
                                                                                                Ventures, LLC

  ----------------------------------------------------------- --------------------------- --------------------------


Item 27. Number of Contract Owners


Advantage II - As of March 31, 2007  -

          2,554  Non-Qualified
          3,991  Qualified

..

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Item 29a. Relationship of Principal Underwriter to Other Investment Companies
  In addition to Midland National Life Separate Account C, Sammons Securities Company LLC, the principal underwriter of the Registrant, is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.



Item 29b. Principal Underwriters

The directors and principal officers of Sammons Securities Company LLC are as follows:

                  ----------------------------------------------- ------------------------------------------
                  Name and Principal                              Positions and Offices with
                  Business Address*                               Sammons Securities Company, LLC
                  ----------------------------------------------- ------------------------------------------
                  Steve Palmitier                                 President
                  One Midland Plaza,
                  Sioux Falls, SD 57193-9991
                  ----------------------------------------------- ------------------------------------------
                  Jerome S. Rydell                                Vice-Chairman

                  ----------------------------------------------- ------------------------------------------
                  Michael Masterson                               Chairman
                  525 West Van Buren
                  Chicago, IL  60607
                  ----------------------------------------------- ------------------------------------------
                  Michael J. Brooks                               Vice-President
                  ----------------------------------------------- ------------------------------------------
                  Kevin Bachmann                                  Chief Marketing Officer
                  One Midland Plaza
                  Sioux Falls, SD  57193-9991
                  ----------------------------------------------- ------------------------------------------
                  Lisa S. Hoyne                                   Vice-President
                  One Midland Plaza,
                  Sioux Falls, SD 57193-9991
                  ----------------------------------------------- ------------------------------------------
                  Brandon D. Rydell                               Vice-President

                  ----------------------------------------------- ------------------------------------------
*  Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is:  4261
   Park Road, Ann Arbor MI  48103.

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-71800) during the Registrant's last fiscal year:

---------------------------- -------------------------- ------------------------ --------------------- ---------------------
            (1)                         (2)                       (3)                    (4)                   (5)
                                 Net Underwriting
     Name of Principal             Discounts and           Compensation on            Brokerage               Other
        Underwriter                Commissions*               Redemption             Commissions          Compensation**
---------------------------- -------------------------- ------------------------ --------------------- ---------------------

    Sammons Securities              $ 6,269,790                    0                      0                  $388,182
       Company, LLC

---------------------------- -------------------------- ------------------------ --------------------- ---------------------
*  Represents commissions paid on the National Advantage variable annuities.
** Represents an underwriting fee paid to Sammons Securities Company for all of Midland Nationals variable annuity contracts under Separate Account C.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by the NASD to maintain licensing for all affiliated registered representatives licensed with
Midland National.

 Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to
31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4601 Westown
Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.


Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life
Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in
connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4)
of that letter will be complied with.


                                                       SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Midland National Life Separate Account C certifies that it meets all the requirements for effectiveness of this
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration
Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 25th day of April, 2007.


                                                                     MIDLAND NATIONAL LIFE
                                                                         SEPARATE ACCOUNT C (REGISTRANT)

     Attest:  /s/                                           By:            /s/   *
             -----------------------------------------------     -------------------------------------------------
                                                                          Michael M. Masterson
                                                                          Chairman of the Board

                                                            By:  MIDLAND NATIONAL LIFE
                                                                       INSURANCE COMPANY (DEPOSITOR)

     Attest:  /s/                                           By:            /s/   *
             -----------------------------------------------     -------------------------------------------------
                                                                          Michael M. Masterson
                                                                          Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated.

              Signatures                                                   Title

/s/  *                                        Chairman of the Board of Directors,
----------------------------------------------  Director, Chief Executive Officer
      MICHAEL M. MASTERSON                         (Principal Executive Officer)


/s/  *                                         Senior Vice President
-----------------------------------------------  Chief Financial Officer (Principal Financial Officer)
      THOMAS M. MEYER


/s/  *                                         Senior Vice President, Director
-----------------------------------------------
      JOHN J. CRAIG, II

/s/  *                                         Director, President and Chief Operating Officer
-----------------------------------------------
      STEVEN C. PALMITIER

/s/  *                                         Director, Senior Vice President,
-----------------------------------------------  Corporate Actuary
      DONALD J. IVERSON

/s/  *                                         Senior Vice President -  Legal
-----------------------------------------------
      STEPHEN P. HORVAT, JR.

/s/  *                                         Director, President of Sammons Enterprises, Inc.
-----------------------------------------------
      ROBERT W. KORBA


/s/  *                                         Director
-----------------------------------------------
      DAVID E. SAMS


*By:  /s/_______________________________________                 Date:    April 25, 2007
---------                                                                 ---------------------------
                  Therese M. Kirchhoff
                    Attorney-in-Fact

                   Pursuant to Power of Attorney


                           Registration No. 333-71800


                         POST EFFECTIVE AMENDMENT NO. 14




--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


--------------------------------------------------------------------------------



                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                    MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

                                       AND

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY



--------------------------------------------------------------------------------

                                  EXHIBIT INDEX



-------------------- -----------------------------------------------------------
     Item              Exhibit
-------------------- -----------------------------------------------------------
     24(b)(9)(a)       Opinion and Consent of Counsel
-------------------- -----------------------------------------------------------
     24(b)(9)(b)       Power of Attorney
-------------------- -----------------------------------------------------------

     24(b)(10)(a)      Consent of Sutherland Asbill & Brennan, LLP

-------------------- -----------------------------------------------------------

     24(b)(10)(b)      Consent of Independent Registered Public Accounting Firm

-------------------- -----------------------------------------------------------

April 23, 2007




The Board of Directors
Midland National Life Insurance Company
Des Moines, Iowa

Gentlemen:


With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 333-71800 Amendment No. 14) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:


1. Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2. The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3. The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.


Sincerely,


/s/


Stephen P. Horvat, Jr.
Senior Vice President - Legal

POWER OF ATTORNEY


The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Therese M. Kirchhoff, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-119088; 333-108437;
333-71800; 33-64016; 333-128910; 333-128978) and under the Investment Company
Act of 1940 (811-05271; 811-07772) with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.



IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this _____day of ________________ 2006.

SIGNATURE                DATE            SIGNATURE                     DATE


/s/                      4/23/07        /s/                           4/17/07
------------------------ -------        ----------------------------- -------
Michael M. Masterson                             John J. Craig II



/s/                      4/23/07        /s/                           4/18/07
------------------------ -------        ----------------------------- -------
Steven C. Palmitier                              Donald J. Iverson



/s/                      4/17/07        /s/                           4/18/07
------------------------ -------        ----------------------------- -------
Stephen P. Horvat, Jr.                           Thomas M. Meyer



/s/                      4/24/07        /s/                           4/23/07
------------------------ -------        ----------------------------- -------
Robert W. Korba                                  David E. Sams

                                                     April 19, 2007




Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD  57193

                   RE:      National Advantage Variable Annuity
                            Form N-4, File No. 333-71800

Gentlemen:

We hereby consent to the reference to our name under the caption "Legal Matters" in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 filed by Midland National Life Insurance Company Separate Account C for certain variable annuity contracts (File No. 333-71800). In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                             Very truly yours,

                                             SUTHERLAND ASBILL & BRENNAN LLP



                                             By:      /s/
                                                  ------------------------------
                                                     Frederick R. Bellamy

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



We consent to the inclusion in Post-Effective Amendment No. 14 to this Registration Statement of Midland National Life Separate Account C on Form N-4 (File No. 333-71800 and 811-07772) of our report dated April 19, 2007, on our audit of the financial statements of Midland National Life Separate Account C and our report dated March 13, 2007, on our audit of the financial statements of Midland National Life Insurance Company, respectively, which appear in such Registration Statement. We also consent to the reference of our firm under the caption "Financial Statements" and "Financial Matters" in such Registration Statement.






St. Louis, Missouri
April 25, 2007